
As filed with the Securities and Exchange Commission on April 30, 2012   Registration Nos. 2-80348 and 811-03599


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/ X /
Pre-Effective Amendment No. ______	/ /
Post-Effective Amendment No. 110	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/ X /
Amendment No. 112	/ X /
(Check appropriate box or boxes)


               THE ROYCE FUND
(Exact name of Registrant as specified in charter)

745 Fifth Avenue, New York, New York  10151
(Address of principal executive offices)    (Zip Code)

(212) 508-4500
(Registrant's Telephone Number, including Area Code)

Charles M. Royce, President
The Royce Fund
745 Fifth Avenue, New York, New York  10151
(Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)
/   / immediately upon filing pursuant to paragraph (b)
/ X / on May 1, 2012 pursuant to paragraph (b)
/   / 60 days after filing pursuant to paragraph (a)(1)
/   / on (Date) pursuant to paragraph (a)(1)
/   / 75 days after filing pursuant to paragraph (a)(2)
/   / on (Date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:
/   / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Total number of pages: _______
Index to Exhibits is located on page:

PROSPECTUS
Investment, Service and Institutional Class Shares

 MAY 1, 2012

 Fund	Investment	Service	Institutional	Fund	Investment	Service	Institutional

Royce Pennsylvania Mutual Fund	PENNX	RYPFX	RPMIX	Royce Micro-Cap Discovery Fund	—	RYDFX	—

Royce Heritage Fund	RHFHX	RGFAX	n.a.[1]	Royce SMid-Cap Value Fund	—	RMVSX	—

Royce Total Return Fund	RYTRX	RYTFX	RTRIX	Royce Mid-Cap Fund	—	RMIDX	—

Royce Dividend Value Fund	RDVIX	RYDVX	—	Royce European Smaller-Companies Fund	—	RISCX	—

Royce Premier Fund	RYPRX	RPFFX	RPFIX	Royce Global Value Fund	RGVIX	RIVFX	—

Royce Special Equity Fund	RYSEX	RSEFX	RSEIX	Royce International Smaller-Companies Fund	—	RYGSX	—

Royce Value Fund	RVVHX	RYVFX	RVFIX	Royce Global Dividend Value Fund	—	RGVDX	—

Royce 100 Fund	ROHHX	RYOHX	n.a.[1]	Royce International Micro-Cap Fund	—	ROIMX	—

Royce Focus Value Fund	—	RYFVX	—	Royce International Premier Fund	—	RYIPX	—

Royce Partners Fund	—	RPTRX	—	Royce Select Fund I	RYSFX	—	—

Royce Special Equity Multi-Cap Fund	RSMCX	RSEMX	RMUIX	Royce Select Fund II	RSFDX	—	—

Royce Low-Priced Stock Fund	RLPHX	RYLPX	RLPIX	Royce Global Select Long/Short Fund	RSFTX	—	—

Royce Opportunity Fund	RYPNX	RYOFX	ROFIX	Royce Enterprise Select Fund	RMISX	—	—

Royce Value Plus Fund	RVPHX	RYVPX	RVPIX	Royce Opportunity Select Fund	ROSFX	—	—

Royce Financial Services Fund	—	RYFSX	—

Royce Micro-Cap Fund	RYOTX	RMCFX	—

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

[1] The class has not yet commenced operations and has yet to obtain a ticker symbol.

www.roycefunds.com

Royce Pennsylvania Mutual Fund	2
Royce Heritage Fund	5
Royce Total Return Fund	8
Royce Dividend Value Fund	11
Royce Premier Fund	14
Royce Special Equity Fund	17
Royce Value Fund	20
Royce 100 Fund	23
Royce Focus Value Fund	26
Royce Partners Fund	29
Royce Special Equity Multi-Cap Fund	32
Royce Low-Priced Stock Fund	35
Royce Opportunity Fund	38
Royce Value Plus Fund	41
Royce Financial Services Fund	44
Royce Micro-Cap Fund	47
Royce Micro-Cap Discovery Fund	50
Royce SMid-Cap Value Fund	53
Royce Mid-Cap Fund	56
Royce European Smaller-Companies Fund	59
Royce Global Value Fund	62
Royce International Smaller-Companies Fund	65
Royce Global Dividend Value Fund	68
Royce International Micro-Cap Fund	71
Royce International Premier Fund	74
Royce Select Fund I	77
Royce Select Fund II	80
Royce Global Select Long/Short Fund	84
Royce Enterprise Select Fund	88
Royce Opportunity Select Fund	91
Financial Highlights	94
Investing in Smaller Companies	102
Investing in Foreign Securities	104
Management of the Funds	105
Investing in Royce Select Funds–Who May Invest in these Funds	109
General Shareholder Information	110
Guide for Direct Shareholders	116

The Investment Class, Service Class and Institutional Class, which is designed primarily for investment by or through foundations, endowments, retirement plans and similar institutions, are offered without sales charges.

The Royce Fund Prospectus 2012 | 1

Royce Pennsylvania Mutual Fund

Investment Goal Royce Pennsylvania Mutual Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

 Management fees	0.75%	0.75%	0.75%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.15%	0.19%	0.03%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	0.91%	1.20%	0.79%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same.
	Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 Class	1 Year	3 Years	5 Years	10 Years

Investment	$93	$290	$504	$1,120

Service	$122	$381	$660	$1,455

Institutional	$81	$252	$439	$978


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

2 | The Royce Fund Prospectus 2012

Royce Pennsylvania Mutual Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and micro-cap companies (those with market capitalizations up to $2.5 billion) that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. The Fund generally invests in companies that Royce believes have excellent business strengths, high internal rates of return and low leverage.

     Normally, the Fund invests at least 65% of its net assets in the equity securities of such small-cap and micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not
indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Service Class commenced operations on November 8, 2005, and the Institutional Class commenced operations on June 3, 2011. Performance information prior to these dates is for the Investment Class. The returns differ only to the extent that the classes have different expenses because all Classes invest in the same portfolio of securities (the Service Class has higher expenses than the Investment Class). If Service Class’s expenses had been reflected, returns prior to November 8, 2005 for that Class would have been lower.


During the period shown in the bar chart, the highest return for a calendar quarter was 22.91% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -26.11% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Investment Class Return Before Taxes	-4.17%	1.63%	7.92%

Return After Taxes on
Distributions	-4.69	1.10	7.24

Return After Taxes on
Distributions and Sale of
Fund Shares	-2.03	1.29	6.85

Service Class
Return Before Taxes	-4.42	1.47	7.80

Institutional Class
Return Before Taxes	-4.08	1.64	7.93

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62

 The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax

The Royce Fund Prospectus 2012 | 3

Royce Pennsylvania Mutual Fund (concluded)

returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, manages the Fund, assisted by Jay S. Kaplan and Lauren A. Romeo. Mr. Royce has managed the Fund since 1972. Mr. Kaplan and Ms. Romeo have served as the Fund’s assistant portfolio managers since 2003 and 2006, respectively.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.
 The minimum initial investment for Institutional Class shares is $1,000,000.
    You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4 | The Royce Fund Prospectus 2012

Royce Heritage Fund

Investment Goal Royce Heritage Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Annual Trustee’s Fee—applies only to GiftShare Accounts	$50	$50	N/A

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

 Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.22%	0.22%	0.22%
Acquired fund fees and expenses	0.03%	0.03%	0.03%

Total annual Fund operating expenses	1.25%	1.50%	1.25%

Fee waivers and/or expense reimbursements	0.00%	0.00%	(0.18)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.25%	1.50%	1.07%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Institutional Class’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.04% through April 30, 2013.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Institutional Class in year one)
	 remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

Investment	$127	$397	$686	$1,511

Service	$153	$474	$818	$1,791

Institutional	$109	$379	$669	$1,495

	(Exclusive of $50 annual trustee’s fee per GiftShare Account.)

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 5

Royce Heritage Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in equity securities of any market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion.

     Normally, the Fund invests at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Heritage Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.

     The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Investment Class commenced operations on March 15, 2007. Performance information prior to this date is for the Service Class. The Institutional Class has not yet commenced operations. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

During the period shown in the bar chart, the highest return for a calendar quarter was 29.02% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -24.91% (quarter ended 12/31/08).

6 | The Royce Fund Prospectus 2012

Royce Heritage Fund (concluded)

 ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Service Class Return Before Taxes	-9.32%	2.53%	7.37%

Return After Taxes on Distributions	-9.94	1.77	6.15

Return After Taxes on Distributions and Sale of Fund Shares	-5.24	1.96	6.02

Investment Class
Return Before Taxes	-9.09	2.70	7.45

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62
     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Certain immaterial adjustments were made to the net assets of the Fund at 12/30/11 for financial reporting purposes, and as a result the net asset values for shareholder transactions on that date and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, serves as the Fund’s lead portfolio manager. James J. Harvey and Steven G. McBoyle manage the Fund with him. They are assisted by Christopher D. Clark. Mr. Royce has managed the Fund since its inception. Mr. Harvey served as the Fund’s assistant portfolio manager between 2004 and 2010. He became portfolio manager in 2010. Mr. McBoyle became portfolio manager in 2012 and in 2011 served as the Fund’s assistant portfolio manager. Mr. Clark became assistant portfolio manager in 2011.
How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account-Investment Class	$100,000

Regular Account-Service Class	$2,000

IRA-Investment Class	$100,000

IRA-Service Class	$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class	$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class	$1,000

401(k) Accounts	None

 The minimum for subsequent investments is $50, regardless of account type.

     The minimum initial investment for Institutional Class shares is $1,000,000.
     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 7

Royce Total Return Fund

Investment Goals Royce Total Return Fund’s investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

 Management fees	0.96%	0.96%	0.96%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.16%	0.20%	0.04%
Acquired fund fees and expenses	0.03%	0.03%	0.03%

Total annual Fund operating expenses	1.15%	1.44%	1.03%
Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the
	same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 Class	1 Year	3 Years	5 Years	10 Years

Investment	$117	$365	$633	$1,398

Service	$147	$456	$787	$1,724

Institutional	$105	$328	$569	$1,259


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

8 | The Royce Fund Prospectus 2012

Royce Total Return Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap and micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Of the more than 4,100 small-cap and micro-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small-cap and micro-cap securities.

      Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

      The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.

      Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Service Class commenced operations on January 3, 2002, and the Institutional Class commenced operations on March 4, 2003. Performance information prior to these dates is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class). If Service Class’s expenses had been reflected, returns prior to January 3, 2002 for that Class would have been lower.

During the period shown in the bar chart, the highest return for a calendar quarter was 17.40% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.16% (quarter ended 12/31/08).

The Royce Fund Prospectus 2012 | 9

Royce Total Return Fund (concluded)

 ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Investment Class
Return Before Taxes	-1.68%	1.55%	7.24%

Return After Taxes on
Distributions	-1.99	1.04	6.71

Return After Taxes on
Distributions and Sale of Fund Shares	-0.69	1.25	6.29

Service Class
Return Before Taxes	-2.01	1.38	7.06

Institutional Class
Return Before Taxes	-1.55	1.67	7.35

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62

      The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, and Jay S. Kaplan, Portfolio Manager and Principal of Royce, co-manage the Fund, assisted by George Necakov and Chris E. Flynn. Mr. Royce has managed the Fund since its inception. Mr. Kaplan served as the Fund’s assistant portfolio manager between 2005 and 2011. He began to co-manage the Fund in 2011. Mr. Necakov has served as the Fund’s assistant portfolio manager since 2005, and Mr. Flynn has served as assistant portfolio manager since 2007.
How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

 The minimum initial investment for Institutional Class shares is $1,000,000.
     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10 | The Royce Fund Prospectus 2012

Royce Dividend Value Fund

Investment Goals Royce Dividend Value Fund’s investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

 Management fees	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%
Other expenses	0.20%	0.23%
Acquired fund fees and expenses	0.02%	0.02%

Total annual Fund operating expenses	1.22%	1.50%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the
	same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 Class	1 Year	3 Years	5 Years	10 Years

Investment	$124	$387	$670	$1,477

Service	$153	$474	$818	$1,791


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 11

Royce Dividend Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of micro-cap, small-cap and/or mid-cap companies with market capitalization up to $5 billion that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Of the more than 4,800 micro-cap, small-cap and mid-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of micro-cap, small-cap and mid-cap securities.

     Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of up to $5 billion (micro-cap, small-cap and mid-cap companies) at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

      The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute, and/or that the Fund will achieve its investment goals.

      Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Investment Class commenced operations on September 14, 2007. Performance information prior to this date is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.
      The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.


During the period shown in the bar chart, the highest return for a calendar quarter was 22.51% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.49% (quarter ended 12/31/08).

12 | The Royce Fund Prospectus 2012

Royce Dividend Value Fund (concluded)

 ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	Since Inception (5/3/04)

Service Class Return Before Taxes	-4.55%	3.22%	7.20%

Return After Taxes on Distributions	-4.84	2.37	6.49

Return After Taxes on Distributions and Sale of Fund Shares	-2.58	2.54	6.10

Investment Class
Return Before Taxes	-4.46	3.43	7.34

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	4.95

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, and Jay S. Kaplan, Portfolio Manager and Principal of Royce, co-manage the Fund, assisted by Francis D. Gannon. Mr. Royce has managed the Fund since its inception; Mr. Kaplan has co-managed the Fund with him since 2007. Mr. Gannon became assistant portfolio manager in 2011.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type			Minimum

Regular Account-Investment Class			$100,000

Regular Account-Service Class			$2,000

IRA-Investment Class			$100,000

IRA-Service Class			$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class			$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class			$1,000

401(k) Accounts			None

The minimum for subsequent investments is $50, regardless of account type.
      You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 13

Royce Premier Fund

Investment Goal Royce Premier Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

 Management fees	0.93%	0.93%	0.93%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.16%	0.16%	0.04%

Total annual Fund operating expenses	1.09%	1.34%	0.97%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same.
	Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 Class	1 Year	3 Years	5 Years	10 Years

Investment	$111	$347	$601	$1,329

Service	$136	$425	$734	$1,613

Institutional	$99	$309	$536	$1,190


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

14 | The Royce Fund Prospectus 2012

Royce Premier Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $750 million to $2.5 billion. Royce looks for companies that it considers “premier”—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
      Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

      The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

      Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

      Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Service Class commenced operations on September 3, 2002, and the Institutional Class commenced operations on September 17, 2002. Performance information prior to these dates is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class). If Service Class’s expenses had been reflected, returns prior to September 3, 2002 for that Class would have been lower.
     The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

During the period shown in the bar chart, the highest return for a calendar quarter was 21.96% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.95% (quarter ended 12/31/08).

The Royce Fund Prospectus 2012 | 15

Royce Premier Fund (concluded)

 ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Investment Class Return Before Taxes	-0.86%	6.19%	10.46%

Return After Taxes on Distributions	-2.08	5.34	9.69

Return After Taxes on Distributions and Sale of Fund Shares	1.05	5.19	9.14

Service Class
Return Before Taxes	-1.07	5.97	10.27

Institutional Class
Return Before Taxes	-0.73	6.32	10.56

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, and W. Whitney George, Co-Chief Investment Officer, Managing Director and Portfolio Manager of Royce, co-manage the Fund, assisted by Lauren A. Romeo. Mr. Royce has managed the Fund since its inception; Mr. George has co-managed the Fund with him since 2002. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2006.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type			Minimum

Regular Account			$2,000

IRA			$1,000

Automatic Investment or Direct Deposit Plan Accounts			$1,000

401(k) Accounts			None

The minimum for subsequent investments is $50, regardless of account type.

 The minimum initial investment for Institutional Class shares is $1,000,000.
     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16 | The Royce Fund Prospectus 2012

Royce Special Equity Fund

Investment Goal Royce Special Equity Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

 Management fees	0.99%	0.99%	0.99%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.16%	0.21%	0.04%

Total annual Fund operating expenses	1.15%	1.45%	1.03%

Fee waivers and/or expense reimbursements	0.00%	(0.06)%	0.00%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.15%	1.39%	1.03%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expenses at or below 1.39% through April 30, 2013.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain
	the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 Class	1 Year	3 Years	5 Years	10 Years

Investment	$117	$365	$633	$1,398

Service	$142	$453	$786	$1,730

Institutional	$105	$328	$569	$1,259


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 17

Royce Special Equity Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

      Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2011 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
The Fund’s intensive value approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Institutional Class commenced operations on July 25, 2003, and the Service Class commenced operations on October 2, 2003. Performance information prior to these dates is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class). If Service Class’s expenses had been reflected, returns prior to October 2, 2003 for that Class would have been lower.


During the period shown in the bar chart, the highest return for a calendar quarter was 18.68% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -14.91% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Investment Class Return Before Taxes	0.08%	5.29%	9.37%

Return After Taxes on Distributions	-0.77	4.49	8.67

Return After Taxes on Distributions and Sale of Fund Shares	1.17	4.42	8.19

Service Class
Return Before Taxes	-0.12	5.09	9.18

Institutional Class
Return Before Taxes	0.25	5.38	9.44

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating

18 | The Royce Fund Prospectus 2012

Royce Special Equity Fund (concluded)

these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles R. Dreifus, Portfolio Manager and Principal of Royce, manages the Fund. Mr. Dreifus has managed the Fund since its inception.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.
 The minimum initial investment for Institutional Class shares is $1,000,000.

     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 19

Royce Value Fund

Investment Goal
Royce Value Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

 Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.17%	0.20%	0.04%

Total annual Fund operating expenses	1.17%	1.45%	1.04%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the
	same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 Class	1 Year	3 Years	5 Years	10 Years

Investment	$119	$372	$644	$1,420

Service	$148	$459	$792	$1,735

Institutional	$106	$331	$574	$1,271


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

20 | The Royce Fund Prospectus 2012

Royce Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and mid-cap companies with stock market capitalizations from $750 million to $5 billion, that it believes are trading significantly below its estimate of their current worth. The Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage.
      Normally, the Fund invests at least 80% of its net assets in equity securities of such small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2011 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Institutional Class commenced operations on June 1, 2006, and the Investment Class commenced operations on March 15, 2007. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

During the period shown in the bar chart, the highest return for a calendar quarter was 22.83% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.16% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Service Class Return Before Taxes	-7.41%	2.71%	9.23%

Return After Taxes on Distributions	-8.33	2.15	8.55

Return After Taxes on Distributions and Sale of Fund Shares	-3.61	2.18	7.89

Institutional Class Return Before Taxes	-7.12	3.05	9.41

Investment Class Return Before Taxes	-7.17	2.95	9.36

Russell 2000 Index (Reflects no deductions for fees, expenses or taxes)	-4.18	0.15	5.62

The Royce Fund Prospectus 2012 | 21

Royce Value Fund (concluded)

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. W. Whitney George, Co-Chief Investment Officer, Managing Director and Portfolio Manager of Royce, and Jay S. Kaplan, Portfolio Manager and Principal of Royce, co-manage the Fund, assisted by Lauren A. Romeo. Mr. Kaplan has co-managed the Fund since 2002; Mr. George has co-managed the Fund with him since 2004. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2008.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account-Investment Class	$100,000

Regular Account-Service Class	$2,000

IRA-Investment Class	$100,000

IRA-Service Class	$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class	$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.
 The minimum initial investment for Institutional Class shares is $1,000,000.
     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22 | The Royce Fund Prospectus 2012

Royce 100 Fund

Investment Goal
Royce 100 Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.17%	0.22%	0.22%

Total annual Fund operating expenses	1.17%	1.47%	1.22%

Fee waivers and/or expense reimbursements	0.00%	0.00%	(0.18)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.17%	1.47%	1.04%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Institutional Class’s net annual operating expenses at or below 1.04% through April 30, 2013.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Institutional Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

Investment	$119	$372	$644	$1,420

Service	$150	$465	$803	$1,757

Institutional	$106	$369	$653	$1,461

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 23

Royce 100 Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap and/or mid-cap companies with stock market capitalizations up to $5 billion. Royce selects securities of approximately 100 “outstanding” micro-cap, small-cap and/or mid-cap companies—those that Royce believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
      Normally, the Fund invests at least 80% of its net assets in equity securities primarily issued by companies with stock market capitalizations up to $5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce 100 Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of smaller-company securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency. Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Investment Class commenced operations on March 15, 2007. Performance information prior to this date is for the Service Class. The Institutional Class has not yet commenced operations. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

During the period shown in the bar chart, the highest return for a calendar quarter was 23.51% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.54% (quarter ended 9/30/11).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	Since Inception (6/30/03)

Service Class Return Before Taxes	-6.52%	4.13%	10.02%

Return After Taxes on Distributions	-7.22	3.55	9.33

Return After Taxes on Distributions and Sale of Fund Shares	-3.33	3.42	8.62

Investment Class Return Before Taxes	-6.31	4.30	10.12

Russell 2000 Index (Reflects no deductions for fees, expenses or taxes)	-4.18	0.15	7.45

24 | The Royce Fund Prospectus 2012

Royce 100 Fund (concluded)

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, serves as the Fund’s lead portfolio manager. Lauren A. Romeo manages the Fund with him. Mr. Royce has managed the Fund since its inception. Ms. Romeo served as the Fund’s assistant portfolio manager between 2006 and 2010. She became portfolio manager in 2010.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account-Investment Class	$100,000

Regular Account-Service Class	$2,000

IRA-Investment Class	$100,000

IRA-Service Class	$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class	$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.
 The minimum initial investment for Institutional Class shares is $1,000,000.
     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 25

Royce Focus Value Fund

Investment Goal
Royce Focus Value Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	0.72%
Acquired fund fees and expenses	0.01%

Total annual Fund operating expenses	1.98%

Fee waivers and/or expense reimbursements	(0.48)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.50%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.49% through April 30, 2013.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
 1 Year	3 Years	5 Years	10 Years

$153	$575	$1,023	$2,268
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

26 | The Royce Fund Prospectus 2012

Royce Focus Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of micro-cap, small-cap and mid-cap companies with market capitalizations up to $10 billion.
     Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Focus Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies. In addition, as of December 31, 2011

the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2500 Index, the Fund’s benchmark index.

During the period shown in the bar chart, the highest return for a calendar quarter was 16.26% (quarter ended 12/31/10) and the lowest return for a calendar quarter was -20.97% (quarter ended 9/30/11).

The Royce Fund Prospectus 2012 | 27

Royce Focus Value Fund (concluded)

 ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	Since Inception (2/27/09)

Return Before Taxes	-13.88%	15.88%

Return After Taxes on Distributions	-14.37	15.05

Return After Taxes on Distributions and Sale of Fund Shares	-8.37	13.54

Russell 2500 Index (Reflects no deductions for fees, expenses or taxes)	-2.51	28.64

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. W. Whitney George, Co-Chief Investment Officer, Managing Director and Portfolio Manager of Royce, and George U. Wyper, Managing Director and Portfolio Manager of Royce, co-manage the Fund. Mr. George has managed the Fund since its inception. Mr. Wyper became co-manager in 2010.

How to Purchase and Sell Fund Shares Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28 | The Royce Fund Prospectus 2012

Royce Partners Fund

Investment Goal
Royce Partners Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

 Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	3.00%
Acquired fund fees and expenses	0.03%

Total annual Fund operating expenses	4.28%

Fee waivers and/or expense reimbursements	(2.76)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.52%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.49% through April 30, 2013 and at or below 1.99% through April 30, 2022.
Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
 1 Year	3 Years	5 Years	10 Years

$155	$585	$1,042	$2,308
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 29

Royce Partners Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of micro-cap, small-cap and mid-cap companies with market capitalizations up to $10 billion.
      Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Partners Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies. In addition, as of December 31, 2011 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2500 Index, the Fund’s benchmark index.

During the period shown in the bar chart, the highest return for a calendar quarter was 15.54% (quarter ended 12/31/10) and the lowest return for a calendar quarter was -22.87% (quarter ended 9/30/11).

30 | The Royce Fund Prospectus 2012

Royce Partners Fund (concluded)

 ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	Since Inception (4/27/09)

Return Before Taxes	-11.66%	7.46%

Return After Taxes on Distributions	-13.91	6.04

Return After Taxes on Distributions and Sale of Fund Shares	-6.55	5.88

Russell 2500 Index (Reflects no deductions for fees, expenses or taxes)	-2.51	21.38

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, has managed the Fund since its inception.

How to Purchase and Sell Fund Shares Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 31

Royce Special Equity Multi-Cap Fund

Investment Goal Royce Special Equity Multi-Cap Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.72%	0.72%	0.72%

Total annual Fund operating expenses	1.72%	1.97%	1.72%

Fee waivers and/or expense reimbursements	(0.48)%	(0.58)%	(0.68)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.24%	1.39%	1.04%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment, Service and Institutional Classes’ net annual operating expenses at or below 1.24%, 1.39% and 1.04%, respectively, through April 30, 2015 for the Investment and Institutional Classes, and through April 30, 2014 for the Service Class.

Expenses for the Investment and Institutional Classes have been estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the
	same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 Class	1 Year	3 Years	5 Years	10 Years

Investment	$126	$393	$790	$1,903

Service	$142	$503	$952	$2,199

Institutional	$106	$331	$730	$1,849


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

32 | The Royce Fund Prospectus 2012

Royce Special Equity Multi-Cap Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

     Normally, the Fund invests at least 80% of its net assets in equity securities. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of mid- and larger-cap companies with market capitalizations of more than $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/ or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Multi-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing exclusively in larger-cap companies or other asset classes. In addition, as of December 31, 2011 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more diversified portfolio of mid- and larger-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

     The Fund’s intensive value approach may not be successful and could result in portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 1000 Index, the Fund’s benchmark index. The Investment Class commenced operations on March 1, 2012, and the Institutional Class commenced operations on April 18, 2012. Returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

During the period shown in the bar chart, the highest return for a calendar quarter was 10.51% (quarter ended 12/31/11) and the lowest return for a calendar quarter was -9.94% (quarter ended 9/30/11).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	Since Inception (12/31/10)

Service Class
Return Before Taxes	7.20%	7.20%

Return After Taxes on Distributions	7.08	7.08

Return After Taxes on Distributions and Sale of Fund Shares	4.84	4.84

Russell 1000 Index (Reflects no deductions for fees, expenses or taxes)	1.50	1.50

The Royce Fund Prospectus 2012 | 33

Royce Special Equity Multi-Cap Fund (concluded)

     The table also presents the impact of taxes on the Fund’s returns. (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles R. Dreifus, Portfolio Manager and Principal of Royce, manages the Fund. Mr. Dreifus has managed the Fund since its inception.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

 Account Type	Minimum

Regular Account-Investment Class	$100,000

Regular Account-Service Class	$2,000

IRA-Investment Class	$100,000

IRA-Service Class	$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class	$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

The minimum initial investment for Institutional Class shares is $1,000,000.
     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34 | The Royce Fund Prospectus 2012

Royce Low-Priced Stock Fund

Investment Goal Royce Low-Priced Stock Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.11%	1.11%	1.11%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.15%	0.20%	0.06%
Acquired fund fees and expenses	0.02%	0.02%	0.02%

Total annual Fund operating expenses	1.28%	1.58%	1.19%

Fee waivers and/or expense reimbursements	(0.02)%	(0.07)%	0.00%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.26%	1.51%	1.19%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes’ net annual operating expenses, other than acquired fund fees and expenses, at or below 1.24% and 1.49%, respectively, through April 30, 2013.
Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in
	year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 Class	1 Year	3 Years	5 Years	10 Years

Investment	$128	$404	$700	$1,543

Service	$154	$492	$854	$1,872

Institutional	$121	$378	$654	$1,443


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 35

Royce Low-Priced Stock Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the low-priced equity securities of small-cap and micro-cap companies. We define as low-priced those companies whose average cost per share in the Fund’s portfolio is less than $25. Institutional investors generally do not make very low-priced equities (those trading at $10 or less per share) an area of their focus, and they may receive only limited broker research coverage. These conditions create opportunities to find securities with what Royce believes are strong financial characteristics trading significantly below its estimate of their current worth.

     Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of low-priced, small-cap and micro-cap securities are generally even more volatile and their markets are even less liquid than for securities with higher share prices or securities of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced smaller companies, larger-cap companies or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.

     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Institutional Class commenced operations on January 3, 2006, and the Investment Class commenced operations on March 15, 2007. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon

36 | The Royce Fund Prospectus 2012

Royce Low-Priced Stock Fund (concluded)

distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.


During the period shown in the bar chart, the highest return for a calendar quarter was 26.63% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.89% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Service Class Return Before Taxes	-14.58%	2.47%	7.28%

Return After Taxes on Distributions	-15.64	1.55	6.44

Return After Taxes on Distributions and Sale of Fund Shares	-8.06	1.96	6.26

Institutional Class
Return Before Taxes	-14.35	2.77	7.46

Investment Class
Return Before Taxes	-14.37	2.74	7.42

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. W. Whitney George, Co-Chief Investment Officer, Managing Director and Portfolio Manager of Royce, manages the Fund, assisted by James A. (Chip) Skinner III. Mr. George has managed the Fund since 2001. Mr. Skinner has served as the Fund’s assistant portfolio manager since 2004.

How to Purchase and Sell Fund Shares Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account-Investment Class	$100,000

Regular Account-Service Class	$2,000

IRA-Investment Class	$100,000

IRA-Service Class	$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class	$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

 The minimum initial investment for Institutional Class shares is $1,000,000.

     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 37

Royce Opportunity Fund

Investment Goal
Royce Opportunity Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.16%	0.23%	0.03%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	1.17%	1.49%	1.04%
Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions your costs would be:
 Class	1 Year	3 Years	5 Years	10 Years

Investment	$119	$372	$644	$1,420

Service	$152	$471	$813	$1,779

Institutional	$106	$331	$574	$1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

38 | The Royce Fund Prospectus 2012

Royce Opportunity Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion, in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities.
      Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations up to $2.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its assets in foreign securities.
      Normally, the Fund invests at least 65% of its net assets in equity securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
     The Fund’s opportunistic value approach may not be successful and could result in portfolio losses.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.

The Service Class commenced operations on May 22, 2000, and the Institutional Class commenced operations on December 12, 2001. Performance information prior to these dates is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class). If Service Class’s expenses had been reflected, returns prior to May 22, 2000 for that Class would have been lower.


During the period shown in the bar chart, the highest return for a calendar quarter was 36.91% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -36.30% (quarter ended 12/31/08).

 ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Investment Class Return Before Taxes	-12.95%	0.09%	7.73%

Return After Taxes on Distributions	-13.19	-0.67	6.71

Return After Taxes on Distributions and Sale of Fund Shares	-8.11	-0.09	6.64

Service Class Return Before Taxes	-13.20	-0.13	7.52

Institutional Class Return Before Taxes	-12.86	0.21	7.85

Russell 2000 Index (Reflects no deductions for fees, expenses or taxes)	-4.18	0.15	5.62

     The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of

The Royce Fund Prospectus 2012 | 39

Royce Opportunity Fund (concluded)

state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Boniface A. Zaino, Managing Director and Portfolio Manager of Royce, manages the Fund, assisted by William A. Hench. Mr. Zaino has managed the Fund since 1998. Mr. Hench has served as the Fund’s assistant portfolio manager since 2004.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     The minimum initial investment for Institutional Class shares is $1,000,000.
     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40 | The Royce Fund Prospectus 2012

Royce Value Plus Fund

Investment Goal Royce Value Plus Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class	Institutional Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.99%	0.99%	0.99%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.14%	0.20%	0.06%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	1.14%	1.45%	1.06%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same.
	Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 Class	1 Year	3 Years	5 Years	10 Years

Investment	$116	$362	$628	$1,386

Service	$148	$459	$792	$1,735

Institutional	$108	$337	$585	$1,294


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 41

Royce Value Plus Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Consistent with Royce’s value approach to investing, the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. The Fund also gives consideration to those companies that Royce believes have above-average growth prospects.

     Normally, the Fund invests at least 80% of its net assets in equity securities of such micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Institutional Class commenced operations on May 10, 2006, and the Investment Class commenced operations on March 15, 2007. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.


During the period shown in the bar chart, the highest return for a calendar quarter was 37.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -28.98% (quarter ended 12/31/08).

 ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Service Class
Return Before Taxes	-9.98%	-1.51%	9.43%

Return After Taxes on
Distributions	-10.07	-1.90	8.83

Return After Taxes on
Distributions and Sale
of Fund Shares	-6.37	-1.43	8.07

Institutional Class
Return Before Taxes	-9.70	-1.16	9.62

Investment Class
Return Before Taxes	-9.79	-1.20	9.60

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62

42 | The Royce Fund Prospectus 2012

Royce Value Plus Fund (concluded)

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. James A. (Chip) Skinner III, Portfolio Manager and Principal of Royce, manages the Fund, assisted by W. Whitney George. Mr. Skinner co-managed the Fund between 2002 and 2007, and has been the Fund’s primary portfolio manager since 2008. Mr. George served as the Fund’s portfolio manager between 2001 and 2002 and co-manager between 2002 and 2007. He became assistant portfolio manager in 2008.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account-Investment Class	$100,000

Regular Account-Service Class	$2,000

IRA-Investment Class	$100,000

IRA-Service Class	$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class	$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.
     The minimum initial investment for Institutional Class shares is $1,000,000.
      You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 43

Royce Financial Services Fund

Investment Goal Royce Financial Services Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	0.59%
Acquired fund fees and expenses	0.05%

Total annual Fund operating expenses	1.89%

Fee waivers and/or expense reimbursements	(0.35)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.54%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.49% through April 30, 2013.
Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers
	and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 1 Year	3 Years	5 Years	10 Years

$157	$560	$989	$2,183


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

44 | The Royce Fund Prospectus 2012

Royce Financial Services Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion that are “principally” engaged in the financial services industry. Examples of such companies include: commercial and industrial banks, savings and loan associations, companies engaged in consumer and industrial finance, insurance, securities brokerage and investment management, other financial intermediaries and firms that primarily serve the financial services industry. Royce selects securities issued by companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

     Although the Fund normally focuses on securities of financial services companies with market capitalizations up to $5 billion, it may invest an equal or greater percentage of its assets in securities of larger-cap companies. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors.
      Normally, the Fund invests at least 80% of its net assets in the equity securities of companies “principally” engaged in the financial services industry. For these purposes, a company is deemed to be principally engaged in the financial services industry if at least 50% of its consolidated assets, revenues or net income are committed to, or are derived from, financial services-related activities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Financial Services Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The Fund focuses its investments in companies within the financial services industry. As a result, the Fund is subject to certain risks associated with this industry, including, among other things, changes in government regulations, interest rate levels and general economic conditions.
     The prices of micro-cap, small-cap and mid-cap companies are also generally more volatile, and their markets are less liquid, relative to larger-cap securities. Therefore, an investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from both non-financial services funds and funds investing in larger-cap companies.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
     The Fund is not a complete investment program. Rather, it is designed for long-term investors who can accept the risks of investing in a fund with common stock holdings primarily in smaller-cap financial services companies.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index, and the financial services sector of the Russell 2500 Index of micro-cap, small-cap and mid-cap companies.

The Royce Fund Prospectus 2012 | 45

Royce Financial Services Fund (concluded)


During the period shown in the bar chart, the highest return for a calendar quarter was 24.74% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.10% (quarter ended 12/31/08).

 ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	Since Inception (12/31/03)

Return Before Taxes	-11.29%	-3.09%	4.09%

Return After Taxes on
Distributions	-11.45	-3.43	3.65

Return After Taxes on
Distributions and Sale
of Fund Shares	-7.20	-2.65	3.47

Russell 2000 Index (Reflects no deductions for fees, expenses or taxes)	-4.18	0.15	4.98

Russell 2500 Financial Services Sector (Reflects no deductions for fees, expenses or taxes)	-3.38	-4.93	2.21

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, manages the Fund, assisted by Chris E. Flynn. Mr. Royce has managed the Fund since its inception. Mr. Flynn has served as the Fund’s assistant portfolio manager since 2005.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

46 | The Royce Fund Prospectus 2012

Royce Micro-Cap Fund

Investment Goal Royce Micro-Cap Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.30%	1.30%
Distribution (12b-1) fees	0.00%	0.25%
Other expenses	0.20%	0.21%

Total annual Fund operating expenses	1.50%	1.76%

Fee waivers and/or expense reimbursements	0.00%	(0.10)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.50%	1.66%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expenses at or below 1.66% through April 30, 2013.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers

	and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 Class	1 Year	3 Years	5 Years	10 Years

Investment	$153	$474	$818	$1,791

Service	$169	$544	$945	$2,065


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 47

Royce Micro-Cap Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of micro-cap companies, a universe of more than 3,000 companies with stock market capitalizations up to $750 million. Using its value approach, Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels.
      Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s benchmark, and the Russell 2000 Index. The Service Class commenced operations on August 20, 2002. Performance information prior to this date is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns prior to August 20, 2002 for that Class would have been lower.

During the period shown in the bar chart, the highest return for a calendar quarter was 30.69% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.46% (quarter ended 12/31/08).

48 | The Royce Fund Prospectus 2012

Royce Micro-Cap Fund (concluded)

 ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Investment Class
Return Before Taxes	-12.10%	2.39%	8.91%

Return After Taxes on
Distributions	-13.10	1.24	7.60

Return After Taxes on
Distributions and Sale
of Fund Shares	-7.08	1.69	7.45

Service Class
Return Before Taxes	-12.23	2.26	8.78

Russell Microcap Index
(Reflects no deductions for
fees, expenses or taxes)	-9.27	-3.75	4.63

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62

     The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.
Certain immaterial adjustments were made to the net assets of the Fund at 12/30/11 for financial reporting purposes, and as a result the net asset values for shareholder transactions on that date and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.
Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Jenifer L. Taylor, Portfolio Manager of Royce, manages the Fund, assisted by W. Whitney George and David A. Nadel. Ms. Taylor had served as assistant portfolio manager since 2004, and had co-managed the Fund since 2006. She became primary portfolio manager in 2009. Mr. Nadel has served as the Fund’s assistant portfolio manager since 2007. Mr. George has served as assistant portfolio manager since 2009.

How to Purchase and Sell Fund Shares Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 49

Royce Micro-Cap Discovery Fund (formerly Royce Discovery Fund)

Investment Goal Royce Micro-Cap Discovery Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	1.74%

Total annual Fund operating expenses	2.99%

Fee waivers and/or expense reimbursements	(1.50)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.49%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses at or below 1.49% through April 30, 2013 and at or below 1.99% through April 30, 2022.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses
	(net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$152	$576	$1,026	$2,277

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

50 | The Royce Fund Prospectus 2012

Royce Micro-Cap Discovery Fund (continued)

Principal Investment Strategies
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of micro-cap companies with stock market capitalizations up to $750 million. Royce’s proprietary model for the Fund uses quantitative fundamental factors to make purchase and sale recommendations for the Fund’s portfolio. Such model-generated recommendations are then evaluated by the Fund’s portfolio managers using both quantitative and qualitative portfolio analysis before investment decisions are implemented by the Fund’s portfolio managers. The model and the Fund’s portfolio managers use Royce’s value approach, focusing on such factors as balance sheet quality, cash flow levels and various other measures of a company’s profitability.

     Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Micro-Cap Discovery Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The Fund is dependent on Royce for its success, and Royce in turn relies on both its proprietary model and the Fund’s portfolio managers. To the extent that the market for micro-cap securities does not reward those factors utilized by the model, the performance of the Fund may be negatively affected.
     The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s benchmark index.


During the period shown in the bar chart, the highest return for a calendar quarter was 26.25% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -22.49% (quarter ended 12/31/08).

 ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	Since Inception (10/3/03)

Return Before Taxes	-2.24%	-2.42%	4.50%

Return After Taxes on
Distributions	-2.24	-3.01	3.64

Return After Taxes on
Distributions and Sale
of Fund Shares	-1.44	-2.20	3.63

Russell Microcap Index
(Reflects no deductions
for fees, expenses or taxes)	-9.27	-3.75	2.81

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax

The Royce Fund Prospectus 2012 | 51

Royce Micro-Cap Discovery Fund (concluded)

deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. George Necakov, Portfolio Manager and Director of Quantitative Strategies of Royce, and James J. Harvey, Portfolio Manager of Royce, co-manage the Fund, assisted by Charles M. Royce. Mr. Necakov has managed the Fund since its inception; Mr. Harvey began to co-manage with him in 2010. Mr. Royce became assistant portfolio manager of the Fund in 2010.

How to Purchase and Sell Fund Shares Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

52 | The Royce Fund Prospectus 2012

Royce SMid-Cap Value Fund

Investment Goal Royce SMid-Cap Value Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

 Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	0.70%

Total annual Fund operating expenses	1.95%

Fee waivers and/or expense reimbursements	(0.46)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.49%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses at or below 1.49% through April 30, 2013.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers
	and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$152	$568	$1,010	$2,238

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 53

Royce SMid-Cap Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small–cap and mid-cap companies with market capitalizations from $750 million to $10 billion that Royce believes are trading significantly below its estimate of their current worth. The Fund generally seeks to invest in securities of companies that have excellent business strengths, high internal rates of return and exhibit above-average prospects.

     Normally, the Fund invests at least 80% of its net assets in equity securities of such small-cap and mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce SMid-Cap Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2011 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small–cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2500 Index, the Fund’s benchmark index.

During the period shown in the bar chart, the highest return for a calendar quarter was 21.27% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.36% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	Since Inception (9/28/07)

Return Before Taxes	-11.57%	0.38%

Return After Taxes on Distributions	-11.59	0.34

Return After Taxes on Distributions and Sale of Fund Shares	-7.49	0.31

Russell 2500 Index (Reflects no deductions for fees, expenses or taxes)	-2.51	0.10


54 | The Royce Fund Prospectus 2012

Royce SMid-Cap Value Fund (concluded)

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Steven G. McBoyle, Portfolio Manager of Royce, and W. Whitney George, Co-Chief Investment Officer, Managing Director and Portfolio Manager of Royce, co-manage the Fund. Mr. McBoyle has co-managed the Fund since its inception. Mr. George began to co-manage the Fund with him in 2010.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 55

Royce Mid-Cap Fund

Investment Goal Royce Mid-Cap Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

 Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	1.09%

Total annual Fund operating expenses	2.34%

Fee waivers and/or expense reimbursements	(0.85)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.49%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses at or below 1.49% through April 30, 2013 and at or below 1.99% through April 30, 2022.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee
	waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 1 Year	3 Years	5 Years	10 Years

$152	$576	$1,026	$2,277


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

56 | The Royce Fund Prospectus 2012

Royce Mid-Cap Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of mid-cap companies with market capitalizations from $2.5 billion to $15 billion that Royce believes are trading significantly below its estimate of their current worth. The Fund generally seeks to invest in securities of companies that have excellent business strengths, high internal rates of return and exhibit above-average prospects. The Fund seeks to accomplish its objectives by (i) employing a disciplined value approach that examines the financial and operating dynamics of a business in an attempt to identify companies whose market value differs from Royce’s assessment of their intrinsic/business or current worth and, (ii) identifying what Royce believes are opportunistic situations for such undervalued companies. Such opportunistic situations may include turnarounds, companies with interrupted earnings patterns, companies with unrecognized asset values, and companies with misplaced investor concerns or underappreciated potential.

     Normally, the Fund invests at least 80% of its net assets in equity securities of such mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Mid-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2011, the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
      Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Midcap Index, the Fund’s benchmark index.

During the period shown in the bar chart, the highest return for a calendar quarter was 13.82% (quarter ended 12/31/10) and the lowest return for a calendar quarter was -20.65% (quarter ended 9/30/11).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	Since Inception (12/31/09)

Return Before Taxes	-6.78%	5.15%

Return After Taxes on Distributions	-7.29	4.86

Return After Taxes on Distributions and Sale of Fund Shares	-3.71	4.39

Russell Midcap Index (Reflects no deductions for fees, expenses or taxes)	-1.55	11.15

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider

The Royce Fund Prospectus 2012 | 57

Royce Mid-Cap Fund (concluded)

the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser
Royce serves as investment adviser to the Fund. A portfolio management team comprised of Carl Brown, Brendan Hartman, James Stoeffel, each a Portfolio Manager of Royce, and W. Whitney George, Co-Chief Investment Officer, Managing Director, and Portfolio Manager of Royce, manages the Fund. In general, no one member of the portfolio management team is primarily responsible for making investment recommendations for the Fund. This portfolio management team has managed the Fund since its inception.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

58 | The Royce Fund Prospectus 2012

Royce European Smaller-Companies Fund

Investment Goal Royce European Smaller-Companies Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

 Management fees	1.25%
Distribution (12b-1) fees	0.25%
Other expenses	0.59%
Acquired fund fees and expenses	0.01%

Total annual Fund operating expenses	2.10%

Fee waivers and/or expense reimbursements	(0.40)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.70%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2013 and at or below 1.99% through April 30, 2022.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 1 Year	3 Years	5 Years	10 Years

$173	$598	$1,050	$2,303

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 59

Royce European Smaller-Companies Fund (continued)

Principal Investment Strategies
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies located in Europe, i.e., companies that are headquartered, organized and/or whose stock principally trades in Europe, with market capitalizations up to $5 billion. Royce invests the Fund’s assets in companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

     Normally, the Fund invests at least 80% of its net assets in the equity securities of companies that are located in Europe with market capitalizations up to $5 billion at the time of investment. From time to time, a substantial portion of the Fund’s assets may be invested in European companies located in a single country. No more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries.” Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce European Smaller-Companies Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
      To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
      The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2011 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
      Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Europe Small Cap Index, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider

60 | The Royce Fund Prospectus 2012

Royce European Smaller-Companies Fund (concluded)

the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.


During the period shown in the bar chart, the highest return for a calendar quarter was 34.11% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -28.83% (quarter ended 12/31/08).

 ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	Since Inception (12/29/06)

Return Before Taxes	-20.32%	-1.57%	-1.57%

Return After Taxes on
Distributions	-20.46	-1.81	-1.81

Return After Taxes on
Distributions and Sale
of Fund Shares	-13.03	-1.37	-1.37

Russell Europe Small Cap Index
(Reflects no deductions
for fees, expenses or taxes)	-21.55	-7.43	-7.43
Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, and David A. Nadel, Portfolio Manager and Director of International Research of Royce, co-manage the Fund. Messrs. Royce and Nadel had served as portfolio manager and assistant portfolio manager, respectively, of the Fund from inception and became co-managers in 2010.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 61

Royce Global Value Fund

Investment Goal Royce Global Value Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

 Management fees	1.25%	1.25%
Distribution (12b-1) fees	0.00%	0.25%
Other expenses	0.17%	0.27%

Total annual Fund operating expenses	1.42%	1.77%

Fee waivers and/or expense reimbursements	0.00%	(0.08)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.42%	1.69%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expenses at or below 1.69% through April 30, 2013.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers
	and/or expense reimbursements for Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 Class	1 Year	3 Years	5 Years	10 Years

Investment	$145	$449	$776	$1,702

Service	$172	$549	$952	$2,077


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

62 | The Royce Fund Prospectus 2012

Royce Global Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that generally a significant portion of the Fund’s assets will be invested in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion.

     Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Global Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
      To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
      The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2011 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
      Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. (Service Class used for illustrative purposes—returns differ by Class.) The Annualized Total Returns table shows how the

The Royce Fund Prospectus 2012 | 63

Royce Global Value Fund (concluded)

Fund’s average annual total returns for various periods compare with those of the Russell Global Small Cap Index, the Fund’s benchmark index. The Investment Class commenced operations on September 1, 2010. Returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

During the period shown in the bar chart, the highest return for a calendar quarter was 30.22% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.01% (quarter ended 12/31/08).

 ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	Since Inception (12/29/06)

Service Class
Return Before Taxes	-18.69%	4.17%	4.17%

Return After Taxes on
Distributions	-18.76	3.97	3.97

Return After Taxes on
Distributions and Sale
of Fund Shares	-12.05	3.51	3.51

Investment Class Return Before Taxes	-18.48	4.22	4.22

Russell Global Small Cap Index (Reflects no deductions for fees, expenses or taxes)	-14.03	-1.28	-1.28

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. W. Whitney George, Co-Chief Investment Officer, Managing Director and Portfolio Manager of Royce, and David A. Nadel, Portfolio Manager and Director of International Research of Royce, co-manage the Fund. Mr. George has managed the Fund since its inception. Mr. Nadel served as assistant portfolio manager from the Fund’s inception until 2009, when he began to co-manage the Fund with Mr. George.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account-Investment Class	$100,000

Regular Account-Service Class	$2,000

IRA-Investment Class	$100,000

IRA-Service Class	$1,000

Automatic Investment or Direct Deposit Plan Accounts Investment Class	$100,000

Automatic Investment or Direct Deposit Plan Accounts Service Class	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

64 | The Royce Fund Prospectus 2012

Royce International Smaller-Companies Fund

Investment Goal Royce International Smaller-Companies Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

 Management fees	1.25%
Distribution (12b-1) fees	0.25%
Other expenses	0.65%

Total annual Fund operating expenses	2.15%

Fee waivers and/or expense reimbursements	(0.46)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.69%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses at or below 1.69% through April 30, 2013 and at or below 1.99% through April 30, 2022.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 1 Year	3 Years	5 Years	10 Years

$172	$595	$1,045	$2,293

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 65

Royce International Smaller-Companies Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities issued by non-U.S. (“international”) companies located outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States, with market capitalizations up to $5 billion. Royce invests the Fund’s assets in companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and are trading significantly below its estimate of their current worth.

     Normally, the Fund invests at least 80% of its net assets in the equity securities of companies with market capitalizations up to $5 billion at the time of investment, and at least 65% of the Fund’s net assets will be invested in the equity securities of international companies located in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in international companies that are located in a single country. Although there are no geographic limits on the Fund’s international investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any international securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
      As with any mutual fund that invests in common stocks, Royce International Smaller-Companies Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
      To the extent that the Fund’s investment in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.
      The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes.
      Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global ex- U.S. Small Cap Index, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns

66 | The Royce Fund Prospectus 2012

Royce International Smaller-Companies Fund (concluded)

shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.


During the period shown in the bar chart, the highest return for a calendar quarter was 33.17% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.43% (quarter ended 9/30/11).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	Since Inception (6/30/08)

Return Before Taxes	-18.75%	2.21%

Return After Taxes on Distributions	-19.89	1.61

Return After Taxes on Distributions and Sale of Fund Shares	-10.96	1.83

Russell Global ex-U.S. Small Cap Index (Reflects no deductions for fees, expenses or taxes)	-18.68	-2.56

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, and David A. Nadel, Portfolio Manager and Director of International Research of Royce, co-manage the Fund. Mr. Royce has managed the Fund since its inception. Mr. Nadel served as the Fund’s assistant portfolio manager between 2009 and 2011. He began to co-manage the Fund in 2011.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 67

Royce Global Dividend Value Fund

Investment Goals Royce Global Dividend Value Fund’s investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

 Management fees	1.25%
Distribution (12b-1) fees	0.25%
Other expenses	1.97%
Acquired fund fees and expenses	0.01%

Total annual Fund operating expenses	3.48%

Fee waivers and/or expense reimbursements	(1.78)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.70%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2014 and at or below 1.99% through April 30, 2022.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 1 Year	3 Years	5 Years	10 Years

$173	$568	$1,021	$2,278

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

68 | The Royce Fund Prospectus 2012

Royce Global Dividend Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Investing in such securities may tend to stabilize the volatility inherent in the prices of micro-cap, small-cap and mid-cap securities.

     Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of up to $5 billion (micro-cap, small-cap and mid-cap companies) at the time of investment. The Fund may invest in other investment companies that invest in equity securities.
      Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Global Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
      To the extent that the Fund’s investments in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
      The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute, and/or that the Fund will achieve its investment goals.
      Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s

The Royce Fund Prospectus 2012 | 69

Royce Global Dividend Value Fund (concluded)

 average annual total returns for various periods compare with those of the Russell Global Small Cap Index, the Fund’s benchmark index.

During the period shown in the bar chart, the highest return for a calendar quarter was 2.74% (quarter ended 12/31/11) and the lowest return for a calendar quarter was -19.48% (quarter ended 9/30/11).

CUMULATIVE TOTAL RETURNS (12/31/11)

	1 Year	Since Inception (12/31/10)

Return Before Taxes	-15.37%	-15.37%

Return After Taxes on Distributions	-15.48	-15.48

Return After Taxes on Distributions and Sale of Fund Shares	-9.84	-9.84

Russell Global Small Cap Index (Reflects no deductions for fees, expenses or taxes)	-14.03	-14.03

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, manages the Fund, assisted by David A. Nadel. Mr. Royce and Mr. Nadel have served as the Fund’s portfolio manager and assistant portfolio manager, respectively, since its inception.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

70 | The Royce Fund Prospectus 2012

Royce International Micro-Cap Fund

Investment Goal
Royce International Micro-Cap Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	2.00%

 ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.30%
Distribution (12b-1) fees	0.25%
Other expenses	2.37%
Acquired fund fees and expenses	0.09%

Total annual Fund operating expenses	4.01%

Fee waivers and/or expense reimbursements	(2.23)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.78%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2014 and at or below 1.99% through April 30, 2022.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
 1 Year	3 Years	5 Years	10 Years

$181	$592	$1,062	$2,361


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 71

Royce International Micro-Cap Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies, those with stock market capitalizations up to $750 million, issued by non-U.S. (“international”) companies located outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. Using its value approach, Royce generally focuses on micro-cap companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. The Fund may invest in other investment companies that invest in equity securities.

     Normally, the Fund invests at least 80% of its net assets in the equity securities of companies with stock market capitalizations up to $750 million, and at least 65% of the Fund’s net assets will be invested in the equity securities of international companies located in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in international companies that are located in a single country. Although there are no geographic limits on the Fund’s international investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce International Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

In addition to general market risk, securities of international companies may be subject to different risks than investments in
U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
      To the extent that the Fund’s investment in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.
      The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
      Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global ex-U.S. Small Cap Index, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of

72 | The Royce Fund Prospectus 2012

Royce International Micro-Cap Fund (concluded)

each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

During the period shown in the bar chart, the highest return for a calendar quarter was 3.50% (quarter ended 3/31/11) and the lowest return for a calendar quarter was -23.21% (quarter ended 9/30/11).

CUMULATIVE TOTAL RETURNS (12/31/11)

	1 Year	Since Inception (12/31/10)

Return Before Taxes	-21.51%	-21.51%

Return After Taxes on Distributions	-21.70	-21.70

Return After Taxes on Distributions and Sale of Fund Shares	-13.72	-13.72

Russell Global ex-U.S. Small Cap Index (Reflects no deductions for fees, expenses or taxes)	-18.68	-18.68

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. David A. Nadel, Portfolio Manager and Director of International Research of Royce, manages the Fund, assisted by James J. Harvey and Jenifer L. Taylor. Mr. Nadel has served as the Fund’s portfolio manager, and Mr. Harvey and Ms. Taylor have served as its assistant portfolio managers, since its inception.

How to Purchase and Sell Fund Shares Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 73

Royce International Premier Fund

Investment Goal
Royce International Premier Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	2.00%

 ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%
Distribution (12b-1) fees	0.25%
Other expenses	2.27%

Total annual Fund operating expenses	3.77%

Fee waivers and/or expense reimbursements	(2.08)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.69%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses at or below 1.69% through April 30, 2014 and at or below 1.99% through April 30, 2022.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

 1 Year	3 Years	5 Years	10 Years

$172	$565	$1,016	$2,267


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

74 | The Royce Fund Prospectus 2012

Royce International Premier Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $750 million to $2.5 billion, issued by non-U.S. (“international”) companies, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. Royce looks for companies that it considers “premier”—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
    Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment.
    Under normal market circumstances, at least 65% of the Fund’s net assets will be invested in the equity securities of international companies located in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in international companies that are located in a single country. Although there are no geographic limits on the Fund’s international investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce International Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
    To the extent that the Fund’s investments in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.
    The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how

The Royce Fund Prospectus 2012 | 75

Royce International Premier Fund (concluded)

 the Fund’s average annual total returns for various periods compare with those of the Russell Global ex-U.S. Small Cap Index, the Fund’s benchmark index.

During the period shown in the bar chart, the highest return for a calendar quarter was 2.70% (quarter ended 3/31/11) and the lowest return for a calendar quarter was -20.37% (quarter ended 9/30/11).

CUMULATIVE TOTAL RETURNS (12/31/11)

	1 Year	Since Inception (12/31/10)

Return Before Taxes	-16.75%	-16.75%

Return After Taxes on Distributions	-16.85	-16.85

Return After Taxes on Distributions and Sale of Fund Shares	-10.76	-10.76

Russell Global ex-U.S. Small Cap Index (Reflects no deductions for fees, expenses or taxes)	-18.68	-18.68

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. David A. Nadel, Portfolio Manager and Director of International Research of Royce, manages the Fund, assisted by George U. Wyper. Mr. Nadel and Mr. Wyper have served as the Fund’s portfolio manager and assistant portfolio manager, respectively, since its inception.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

      You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

76 | The Royce Fund Prospectus 2012

Royce Select Fund I

Investment Goal
The investment goal of Royce Select Fund I, a fund designed for “qualified investors,” is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 365 days)	2.00%

 ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees (12.5% of pre-fee high watermark return)	1.45%
Distribution (12b-1) fees	0.00%
Other expenses
Dividends on securities sold short	0.00%
Other	0.00%

Total annual Fund operating expenses	1.45%

The Fund pays a performance fee to Royce equal to 12.5% of the Fund’s pre-fee, high-watermark total return (11.60% in 2011).

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has an 11.60%

pre-fee high watermark return in year one and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years

$152	$296	$453	$908

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 77

Royce Select Fund I (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, may invest the Fund’s assets in both long and short positions in equity securities. The long portion of the Fund’s portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion. Royce selects these securities from a universe of more than 4,800 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security.
     Normally, the Fund invests at least 80% of its net assets in equity securities of micro-cap, small-cap and mid-cap companies with market capitalizations up to $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.
     The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds (“ETFs”) that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise over-priced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
     The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
     The Fund pays a performance fee to Royce equal to 12.5% of the Fund’s pre-fee, high-watermark total return. Royce is responsible for paying certain of the Fund’s other ordinary operating expenses. Only persons who are “qualified investors” (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Select Fund I is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short squeeze” is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap or mid-cap security than it would be for a larger-cap security because of such securities’ lower trading volumes.
     Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income

78 | The Royce Fund Prospectus 2012

Royce Select Fund I (concluded)

eligible for the dividends received deduction that it is able to pass through to shareholders.
     The Fund’s borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.


During the period shown in the bar chart, the highest return for a calendar quarter was 21.40% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.87% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Return Before Taxes	-3.61%	5.45%	9.50%

Return After Taxes on Distributions	-5.57	4.16	7.76

Return After Taxes on Distributions and Sale of Fund Shares	0.13	4.42	7.85

Russell 2000 Index (Reflects no deductions for fees, expenses or taxes)	-4.18	0.15	5.62

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Lauren A. Romeo, Portfolio Manager of Royce, manages the Fund, assisted by Charles M. Royce. Ms. Romeo had served as the Fund’s assistant portfolio manager since 2005, co-managed the Fund since 2006 and became the Fund’s primary portfolio manager in 2009. Mr. Royce served as portfolio manager at the Fund’s inception, became co-manager with Ms. Romeo in 2006 and became assistant portfolio manager in 2009.

How to Purchase and Sell Fund Shares Minimum investments for shares of the Fund’s Investment Class purchased directly from The Royce Fund:

Account Type	Minimum

Minimum initial investment	$50,000

Minimum subsequent investment	$100

You may sell shares in your account at any time and make requests by telephone and by mail.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 79

Royce Select Fund II

Investment Goal The investment goal of Royce Select Fund II, a fund designed for “qualified investors,” is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 365 days)	2.00%

 ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees (12.5% of pre-fee high watermark return)	1.11%
Distribution (12b-1) fees	0.00%
Other expenses
Dividends on securities sold short	0.07%
Other	0.11%
Acquired fund fees and expenses	0.01%

Total annual Fund operating expenses	1.30%

The Fund pays a performance fee to Royce equal to 12.5% of the Fund’s pre-fee, high-watermark total return (8.88% in 2011).

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 8.88%
	pre-fee high watermark return in year one and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$135	$318	$516	$1,089

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 153% of the average value of its portfolio.

80 | The Royce Fund Prospectus 2012

Royce Select Fund II (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, may invest the Fund’s assets in both long and short positions in equity securities. The long portion of the Fund’s portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion. Royce selects these securities from a universe of more than 4,800 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce considers balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security. Royce may also attempt to take advantage of what it believes are opportunistic situations for undervalued securities, such as turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies.

     Normally, the Fund invests at least 80% of its net assets in U.S. and/or foreign equity securities of micro-cap, small-cap and mid-cap companies with market capitalizations up to $5 billion. Royce defines “foreign” as those equity securities of companies “located” outside of the United States. A company is deemed to be “located” outside of the United States if its country of organization, its headquarters and/or the principal trading market of its stock are located outside of the United States. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 35% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.
     The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or

through short sales in passively managed, exchange traded funds (“ETFs”) that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise over-priced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
     The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
     The Fund pays a performance fee to Royce equal to 12.5% of the Fund’s pre-fee, high-watermark total return. Royce is responsible for paying certain of the Fund’s other operating expenses. Only persons who are “qualified investors” (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Select Fund II is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline.

The Royce Fund Prospectus 2012 | 81

Royce Select Fund II (continued)

Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
     To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
     The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short squeeze” is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap or mid-cap security than it would be for a larger-cap security because of such securities’ lower trading volumes.
     Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.
     The Fund’s borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index and the Russell Global Small Cap Index, the Fund’s benchmark indexes.

During the period shown in the bar chart, the highest return for a calendar quarter was 32.86% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.13% (quarter ended 12/31/08).

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

82 | The Royce Fund Prospectus 2012

Royce Select Fund II (concluded)

 ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	Since Inception (6/30/05)

Return Before Taxes	-14.01%	1.75%	5.30%

Return After Taxes on
Distributions	-16.13	0.82	4.20

Return After Taxes on
Distributions and Sale
of Fund Shares	-6.42	1.30	4.22

Russell 2000 Index (Reflects no deductions for fees, expenses or taxes)	-4.18	0.15	3.65

Russell Global Small Cap Index (Reflects no deductions for fees, expenses or taxes)	-14.03	-1.28	4.19

Certain immaterial adjustments were made to the net assets of the Fund at 12/30/11 for financial reporting purposes, and as a result the net asset values for shareholder transactions on that date and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. James J. Harvey, Portfolio Manager of Royce, manages the Fund, assisted by Charles M. Royce. Mr. Harvey had co-managed the Fund since its inception and became the Fund’s primary portfolio manager in 2009. Mr. Royce had co-managed the Fund since its inception and became assistant portfolio manager in 2009.

How to Purchase and Sell Fund Shares Minimum investments for shares of the Fund’s Investment Class purchased directly from The Royce Fund:

Account Type	Minimum

Minimum initial investment	$50,000

Minimum subsequent investment	$100

     You may sell shares in your account at any time and make requests by telephone and by mail.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 83

Royce Global Select Long/Short Fund (Formerly Royce Global Select Fund)

Investment Goal
The investment goal of Royce Global Select Long/Short Fund, a fund designed for “qualified investors,” is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 365 days)	2.00%

 ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees (12.5% of pre-fee high watermark return)	0.82%
Distribution (12b-1) fees	0.00%
Other expenses
Dividends on securities sold short	0.05%
Other	0.11%

Total annual Fund operating expenses	0.98%

The Fund pays a performance fee to Royce equal to 12.5% of the Fund’s pre-fee, high-watermark total return (6.56% in 2011).

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 6.56%

pre-fee high watermark return in year one and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years

$101	$274	$461	$1,004

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

84 | The Royce Fund Prospectus 2012

Royce Global Select Long/Short Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, may invest the Fund’s assets in both long and short positions in equity securities. The long portion of the Fund’s portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion. Royce selects these securities from a universe of more than 4,800 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security.
     Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three countries outside of the United States, i.e., countries that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. No more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.
     The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds (“ETFs”) that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i)

it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise overpriced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
     The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
     The Fund pays a performance fee to Royce equal to 12.5% of the Fund’s pre-fee, high-watermark total return. Royce is responsible for paying certain of the Fund’s other ordinary operating expenses. Only persons who are “qualified investors” (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such performance fee) may invest in the Fund.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Global Select Long/Short Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.

The Royce Fund Prospectus 2012 | 85

Royce Global Select Long/Short Fund (continued)

     To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
     The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands the securities to be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short squeeze” is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap or mid-cap security than it would be for a larger-cap security because of such securities’ lower trading volumes.
     Short-sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that is able to pass through to shareholders.

     The Fund’s borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased by borrowed funds.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global Small Cap Index, the Fund’s benchmark index.

During the period shown in the bar chart, the highest return for a calendar quarter was 23.54% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.04% (quarter ended 9/30/08).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	Since Inception (6/30/05)

Return Before Taxes	-17.77%	5.80%	10.04%

Return After Taxes on Distributions	-18.50	5.12	9.26

Return After Taxes on Distributions and Sale of Fund Shares	-10.60	4.74	8.46

Russell Global Small Cap Index (Reflects no deductions for fees, expenses or taxes)	-14.03	-1.28	4.19

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was

86 | The Royce Fund Prospectus 2012

Royce Global Select Long/Short Fund (concluded)

in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. David A. Nadel, Portfolio Manager and Director of International Research of Royce, manages the Fund, assisted by W. Whitney George. Mr. Nadel had co-managed the Fund since 2007 and became the Fund’s primary portfolio manager in 2009. Mr. George has served as the Fund’s assistant portfolio manager since 2009 and has been a portfolio manager with the Fund since its inception.

How to Purchase and Sell Fund Shares
Minimum investments for shares of the Fund’s Investment and Class purchased directly from The Royce Fund:

Account Type	Minimum

Minimum initial investment	$50,000

Minimum subsequent investment	$100

You may sell shares in your account at any time and make requests by telephone and by mail.
Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 87

 Royce Enterprise Select Fund (Formerly Royce SMid-Cap Select Fund)

Investment Goal The investment goal of Royce Enterprise Select Fund, a fund designed for “qualified investors,” is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 365 days)	2.00%

 ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees (12.5% of pre-fee high watermark return)	1.30%
Distribution (12b-1) fees	0.00%
Other expenses
Dividends on securities sold short	0.00%
Other	0.01%

Total annual Fund operating expenses	1.31%

The Fund pays a performance fee to Royce equal to 12.5% of the Fund’s pre-fee, high-watermark total return (10.40% in 2011).

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 10.40%
	pre-fee high watermark return in year one and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$137	$282	$439	$897

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio.

88 | The Royce Fund Prospectus 2012

Royce Enterprise Select Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in a limited number (generally less than 100) of the equity securities of small-cap and mid-cap companies with market capitalizations from $750 million to $15 billion. Royce looks for companies that possess attractive enterprise characteristics, which may include discernible competitive and/or industry advantages, pricing power, business franchise, franchise sustainability, strong balance sheets, and low leverage.

     Normally, the Fund invests at least 80% of its net assets in equity securities of small-cap and mid-cap companies with market capitalizations between $750 million and $15 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.
     The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds (“ETFs”) that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise over-priced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
     The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
     The Fund pays a performance fee to Royce equal to 12.5% of the Fund’s pre-fee, high-watermark total return. Royce is responsible for paying certain of the Fund’s other ordinary operating expenses. Only persons who are “qualified investors” (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Enterprise Select Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands the securities to be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short squeeze” is significantly higher when the Fund is seeking to close out a short position in a small-cap and/or mid-cap security than it would be for a larger-cap security because of such securities’ lower trading volume.
     Short-sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that is able to pass through to shareholders.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar

The Royce Fund Prospectus 2012 | 89

Royce Enterprise Select Fund (concluded)

value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     The Fund’s borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased by borrowed funds.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with that of the Russell 2500 Index, the Fund’s benchmark index.


During the period shown in the bar chart, the highest return for a calendar quarter was 14.74% (quarter ended 12/31/11) and the lowest return for a calendar quarter was -17.49% (quarter ended 9/30/11).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	Since Inception (9/28/07)

Return Before Taxes	0.66%	2.00%

Return After Taxes on Distributions	-0.78	1.49

Return After Taxes on Distributions and Sale of Fund Shares	1.02	1.51

Russell 2500 Index (Reflects no deductions for fees, expenses or taxes)	-2.51	0.10

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Steven G. McBoyle, Portfolio Manager of Royce, manages the Fund, assisted by Charles M. Royce. Messrs. McBoyle and Royce had served as co-managers of the Fund from inception and became the Fund’s portfolio manager and assistant portfolio manager, respectively, in 2009.

How to Purchase and Sell Fund Shares Minimum investments for shares of the Fund’s Investment Class purchased directly from The Royce Fund:

Account Type	Minimum

Minimum initial investment	$50,000

Minimum subsequent investment	$100

     You may sell shares in your account at any time and make requests by telephone and by mail.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

90 | The Royce Fund Prospectus 2012

Royce Opportunity Select Fund

Investment Goal
The investment goal of Royce Opportunity Select Fund, a fund designed for “qualified investors,” is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 365 days)	2.00%

 ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees (12.5% of pre-fee high watermark return)	0.96%
Distribution (12b-1) fees	0.00%
Other expenses
Dividends on securities sold short	0.08%
Other	0.10%
Acquired fund fees and expenses	0.02%

Total annual Fund operating expenses	1.16%

The Fund pays a performance fee to Royce equal to 12.5% of the Fund’s pre-fee, high-watermark total return (7.68% in 2011).
Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 7.68%

pre-fee high watermark return in year one and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
1 Year	3 Years	5 Years	10 years

$120	$303	$502	$1,076

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 299% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 91

Royce Opportunity Select Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, may invest the Fund’s assets in both long and short positions in equity securities. The long portion of the Fund’s portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion, in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies.
    Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.
    The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds (“ETFs”) that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise over-priced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
    The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
    The Fund pays a performance fee to Royce equal to 12.5% of the Fund’s pre-fee, high watermark total return. Royce is responsible for paying certain of the Fund’s other operating expenses. Only persons who are “qualified investors” (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Opportunity Select Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short squeeze” is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap or mid-cap security than it would be for a larger-cap security because of such securities’ lower trading volumes.
     Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

92 | The Royce Fund Prospectus 2012

Royce Opportunity Select Fund (concluded)

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
    The Fund’s borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds.
    The Fund’s opportunistic approach may not be successful and could result in portfolio losses.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.

During the period shown in the bar chart, the highest return for a calendar quarter was 13.66% (quarter ended 12/31/11) and the lowest return for a calendar quarter was -26.25% (quarter ended 9/30/11).

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement

account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www. roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	Since Inception (8/31/10)

Return Before Taxes	-17.14%	5.67%

Return After Taxes on Distributions	-18.26	4.60

Return After Taxes on Distributions and Sale of Fund Shares	-11.13	4.20

Russell 2000 Index (Reflects no deductions for fees, expenses or taxes)	-4.18	18.40

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. William A. Hench, Portfolio Manager of Royce, manages the Fund, assisted by Boniface A. Zaino. Mr. Hench and Mr. Zaino have served as the Fund’s portfolio manager and assistant portfolio manager, respectively, since its inception.

How to Purchase and Sell Fund Shares Minimum investments for shares of the Fund’s Investment Class purchased directly from The Royce Fund:

Account Type		Minimum

Minimum initial investment		$50,000

Minimum subsequent investment		$100

     You may sell shares in your account at any time and make requests by telephone and by mail.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 93

 Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2011 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

												Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Pennsylvania Mutual Fund – Investment Class
2011	$ 11.65	$ 0.01	$ (0.50)	$ (0.49)	$(0.02)	$(0.38)	$(0.40)	$ –	$10.76	(4.17)%	$4,266,754	0.90%	0.90%	0.90%	0.11%	20%
2010	9.45	0.06	2.19	2.25	(0.05)	–	(0.05)	–	11.65	23.86	4,735,403	0.90	0.90	0.90	0.63	25
2009	6.94	0.02	2.50	2.52	(0.01)	–	(0.01)	–	9.45	36.28	3,555,507	0.92	0.92	0.92	0.33	23
2008	10.82	0.05	(3.82)	(3.77)	(0.01)	(0.10)	(0.11)	–	6.94	(34.78)	2,293,526	0.90	0.89	0.89	0.55	36
2007	11.57	0.05	0.29	0.34	(0.08)	(1.01)	(1.09)	–	10.82	2.75	3,157,742	0.89	0.88	0.88	0.44	43

Royce Pennsylvania Mutual Fund – Service Class
2011	$ 11.65	$ (0.02)	$ (0.50)	$ (0.52)	$ –	$(0.38)	$(0.38)	$ –	$10.75	(4.42)%	$ 406,052	1.19%	1.19%	1.19%	(0.18)%	20%
2010	9.41	0.02	2.20	2.22	–	–	–	0.02	11.65	23.80	448,784	1.27	1.27	1.25	0.18	25
2009	6.90	(0.00)	2.49	2.49	–	–	–	0.02	9.41	36.38	609,445	1.31	1.31	1.29	(0.05)	23
2008	10.78	0.04	(3.82)	(3.78)	–	(0.10)	(0.10)	–	6.90	(35.00)	115,959	1.11	1.11	1.11	0.41	36
2007	11.53	0.03	0.28	0.31	(0.05)	(1.01)	(1.06)	–	10.78	2.56	55,478	1.10	1.09	1.09	0.24	43

Royce Pennsylvania Mutual Fund – Institutional Class(a)
2011	$ 12.19	$ 0.03	$ (1.05)	$ (1.02)	$ –	$(0.38)	$(0.38)	$ –	$10.79	(8.33)%[1]	$241,951	0.78%[2]	0.78%[2]	0.78%[2]	0.46%[2]	20%

Royce Heritage Fund – Investment Class(b)
2011	$15.10	$ 0.01	$ (1.41)	$ (1.40)	$(0.05)	$(0.59)	$(0.64)	$0.01	$13.07	(9.16)%	$ 21,088	1.22%	1.22%	1.22%	0.15%	51%
2010	12.12	0.04	3.31	3.35	(0.08)	(0.29)	(0.37)	–	15.10	27.71	13,313	1.25	1.25	1.24	0.35	66
2009	7.97	0.02	4.13	4.15	–	–	–	–	12.12	52.07	10,052	1.34	1.34	1.24	0.19	59
2008	12.88	0.04	(4.70)	(4.66)	–	(0.25)	(0.25)	–	7.97	(36.07)	5,522	1.39	1.38	1.24	0.40	128
2007	14.03	(0.01)	0.28	0.27	–	(1.42)	(1.42)	–	12.88	1.64 [1]	8,884	3.33 [2]	3.33 [2]	1.24 [2]	(0.06)[2]	138

Royce Heritage Fund – Service Class
2011	$15.03	$ (0.01)	$ (1.40)	$ (1.41)	$(0.03)	$(0.59)	$(0.62)	$ –	$13.00	(9.39)%	$ 218,770	1.47%	1.47%	1.44%	(0.07)%	51%
2010	12.07	0.03	3.28	3.31	(0.06)	(0.29)	(0.35)	–	15.03	27.50	243,822	1.47	1.47	1.38	0.21	66
2009	7.95	(0.00)	4.12	4.12	–	–	–	–	12.07	51.82	182,690	1.51	1.51	1.42	(0.02)	59
2008	12.88	0.02	(4.70)	(4.68)	–	(0.25)	(0.25)	–	7.95	(36.22)	78,526	1.50	1.49	1.49	0.14	128
2007	14.09	(0.02)	0.22	0.20	–	(1.42)	(1.42)	0.01	12.88	1.20	103,652	1.42	1.42	1.27	(0.10)	138

Royce Total Return Fund – Investment Class
2011	$13.17	$ 0.15	$ (0.37)	$ (0.22)	$(0.12)	$(0.15)	$(0.27)	$ –	$12.68	(1.68)%	$3,106,208	1.12%	1.12%	1.12%	1.10%	21%
2010	10.81	0.19	2.32	2.51	(0.15)	–	(0.15)	–	13.17	23.47	3,562,002	1.14	1.14	1.14	1.64	15
2009	8.70	0.16	2.09	2.25	(0.14)	–	(0.14)	–	10.81	26.22	3,077,099	1.17	1.17	1.17	1.74	20
2008	12.93	0.20	(4.20)	(4.00)	(0.23)	(0.00)	(0.23)	–	8.70	(31.17)	2,577,031	1.12	1.12	1.12	1.69	25
2007	13.75	0.19	0.16	0.35	(0.17)	(1.00)	(1.17)	–	12.93	2.39	4,214,156	1.08	1.08	1.08	1.29	27

Royce Total Return Fund – Service Class
2011	$13.19	$ 0.11	$ (0.38)	$ (0.27)	$(0.06)	$(0.15)	$(0.21)	$ –	$12.71	(2.01)%	$ 282,704	1.41%	1.41%	1.41%	0.82%	21%
2010	10.81	0.16	2.32	2.48	(0.10)	–	(0.10)	–	13.19	23.11	295,656	1.42	1.42	1.42	1.39	15
2009	8.67	0.14	2.09	2.23	(0.10)	–	(0.10)	0.01	10.81	26.16	215,939	1.42	1.42	1.42	1.49	20
2008	12.82	0.17	(4.16)	(3.99)	(0.18)	(0.00)	(0.18)	0.02	8.67	(31.17)	155,644	1.37	1.37	1.34	1.49	25
2007	13.61	0.15	0.17	0.32	(0.11)	(1.00)	(1.11)	–	12.82	2.20	268,562	1.39	1.39	1.29	1.09	27


94 | The Royce Fund Prospectus 2012

 Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2011 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

												Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Total Return Fund – Institutional Class
2011	$13.14	$ 0.16	$ (0.37)	$ (0.21)	$(0.14)	$(0.15)	$(0.29)	$ –	$12.64	(1.55)%	$ 390,277	1.00%	1.00%	1.00%	1.26%	21%
2010	10.80	0.21	2.31	2.52	(0.18)	–	(0.18)	–	13.14	23.56	356,038	1.01	1.01	1.01	1.79	15
2009	8.70	0.17	2.09	2.26	(0.16)	–	(0.16)	–	10.80	26.41	264,041	1.04	1.04	1.04	1.87	20
2008	12.95	0.20	(4.19)	(3.99)	(0.26)	(0.00)	(0.26)	–	8.70	(31.09)	191,014	1.00	0.99	0.99	1.82	25
2007	13.77	0.20	0.17	0.37	(0.19)	(1.00)	(1.19)	–	12.95	2.52	257,066	0.99	0.99	0.99	1.38	27

Royce Dividend Value Fund – Investment Class(c)
2011	$ 6.80	$ 0.07	$ (0.37)	$ (0.30)	$(0.07)	$(0.09)	$(0.16)	$ –	$ 6.34	(4.46)%	$ 85,188	1.20%	1.20%	1.20%	1.14%	14%
2010	5.31	0.09	1.51	1.60	(0.08)	(0.03)	(0.11)	–	6.80	30.46	35,626	1.38	1.38	1.24	1.56	21
2009	3.90	0.07	1.40	1.47	(0.06)	–	(0.06)	–	5.31	38.22	13,208	1.69	1.69	1.24	1.70	43
2008	5.82	0.11	(1.91)	(1.80)	(0.12)	(0.00)	(0.12)	–	3.90	(31.38)	1,881	2.84	2.83	1.24	2.13	61
2007	6.94	0.01	(0.11)	(0.10)	(0.02)	(1.00)	(1.02)	–	5.82	(1.71)[1]	1,843	17.04 [2]	17.04 [2]	1.24 [2]	2.83 [2]	126

Royce Dividend Value Fund – Service Class
2011	$ 6.82	$ 0.05	$ (0.36)	$ (0.31)	$(0.04)	$(0.09)	$(0.13)	$ –	$ 6.38	(4.55)%	$ 201,634	1.48%	1.48%	1.46%	0.84%	14%
2010	5.33	0.08	1.51	1.59	(0.07)	(0.03)	(0.10)	–	6.82	30.11	117,304	1.56	1.56	1.49	1.32	21
2009	3.92	0.07	1.39	1.46	(0.05)	–	(0.05)	–	5.33	37.73	16,107	2.04	2.04	1.49	1.45	43
2008	5.83	0.09	(1.90)	(1.81)	(0.10)	(0.00)	(0.10)	–	3.92	(31.47)	4,872	2.54	2.54	1.49	1.89	61
2007	6.92	0.14	(0.13)	0.01	(0.11)	(1.00)	(1.11)	0.01	5.83	(0.02)	3,835	2.03	2.04	1.49	2.08	126

Royce Premier Fund – Investment Class
2011	$20.35	$(0.02)	$ (0.17)	$ (0.19)	$(0.05)	$(1.59)	$(1.64)	$ –	$18.52	(0.86)%	$4,539,127	1.09%	1.09%	1.09%	(0.11)%	18%
2010	16.31	(0.01)	4.32	4.31	–	(0.27)	(0.27)	–	20.35	26.46	4,961,891	1.12	1.12	1.12	(0.07)	10
2009	12.24	(0.02)	4.09	4.07	–	–	–	–	16.31	33.25	3,911,502	1.15	1.15	1.15	(0.14)	14
2008	17.36	0.02	(4.94)	(4.92)	–	(0.20)	(0.20)	–	12.24	(28.29)	2,634,045	1.13	1.12	1.12	0.15	11
2007	17.66	0.07	2.21	2.28	(0.28)	(2.30)	(2.58)	–	17.36	12.73	3,702,043	1.10	1.10	1.10	0.29	21

Royce Premier Fund – Service Class
2011	$20.07	$(0.07)	$ (0.16)	$ (0.23)	$(0.02)	$(1.59)	$(1.61)	$ –	$18.23	(1.07)%	$ 628,824	1.34%	1.34%	1.32%	(0.33)%	18%
2010	16.12	(0.05)	4.27	4.22	–	(0.27)	(0.27)	–	20.07	26.22	584,817	1.39	1.39	1.37	(0.30)	10
2009	12.14	(0.06)	4.04	3.98	–	–	–	–	16.12	32.78	377,079	1.44	1.44	1.43	(0.41)	14
2008	17.25	(0.01)	(4.91)	(4.92)	–	(0.20)	(0.20)	0.01	12.14	(28.41)	209,647	1.37	1.37	1.34	(0.06)	11
2007	17.56	0.01	2.23	2.24	(0.25)	(2.30)	(2.55)	–	17.25	12.56	246,313	1.38	1.38	1.29	0.12	21

Royce Premier Fund – Institutional Class
2011	$20.49	$ 0.00	$ (0.16)	$ (0.16)	$(0.08)	$(1.59)	$(1.67)	$ –	$18.66	(0.73)%	$ 813,837	0.97%	0.97%	0.97%	0.02%	18%
2010	16.40	0.01	4.35	4.36	–	(0.27)	(0.27)	–	20.49	26.62	706,870	0.99	0.99	0.99	0.07	10
2009	12.30	(0.00)	4.10	4.10	–	–	–	–	16.40	33.33	516,900	1.03	1.03	1.03	(0.01)	14
2008	17.42	0.04	(4.96)	(4.92)	–	(0.20)	(0.20)	–	12.30	(28.19)	352,804	1.01	1.01	1.01	0.27	11
2007	17.71	0.06	2.25	2.31	(0.30)	(2.30)	(2.60)	–	17.42	12.86	450,492	1.01	1.00	1.00	0.40	21


The Royce Fund Prospectus 2012 | 95

 Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2011 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

												Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Special Equity Fund – Investment Class
2011	$20.87	$ 0.05	$ (0.05)	$ 0.00	$(0.09)	$(1.08)	$(1.17)	$ –	$19.70	0.08%	$1,677,393	1.15%	1.15%	1.15%	0.23%	23%
2010	17.50	0.14	3.29	3.43	(0.06)	–	(0.06)	–	20.87	19.61	1,487,632	1.17	1.16	1.16	0.78	21
2009	13.69	0.07	3.80	3.87	(0.07)	–	(0.07)	0.01	17.50	28.38	842,678	1.17	1.17	1.17	0.62	10
2008	18.27	0.21	(3.83)	(3.62)	(0.21)	(0.75)	(0.96)	–	13.69	(19.62)	316,558	1.15	1.15	1.15	1.32	27
2007	19.72	0.13	0.86	0.99	(0.12)	(2.32)	(2.44)	–	18.27	4.74	385,864	1.12	1.11	1.11	0.57	29

Royce Special Equity Fund – Service Class
2011	$20.83	$ 0.00	$ (0.05)	$ (0.05)	$(0.05)	$(1.08)	$(1.13)	$0.01	$19.66	(0.12)%	$216,143	1.45%	1.45%	1.39%	0.00%	23%
2010	17.48	0.10	3.27	3.37	(0.03)	–	(0.03)	0.01	20.83	19.33	160,870	1.48	1.48	1.39	0.56	21
2009	13.69	(0.00)	3.84	3.84	(0.06)	–	(0.06)	0.01	17.48	28.11	72,360	1.52	1.52	1.39	0.29	10
2008	18.28	0.11	(3.77)	(3.66)	(0.19)	(0.75)	(0.94)	0.01	13.69	(19.74)	9,549	1.83	1.82	1.35	1.27	27
2007	19.73	0.03	0.92	0.95	(0.09)	(2.32)	(2.41)	0.01	18.28	4.58	2,758	2.04	2.03	1.35	0.27	29

Royce Special Equity Fund – Institutional Class
2011	$20.79	$ 0.07	$ (0.03)	$ 0.04	$(0.12)	$(1.08)	$(1.20)	$ –	$19.63	0.25%	$481,855	1.03%	1.03%	1.03%	0.36%	23%
2010	17.44	0.16	3.27	3.43	(0.08)	–	(0.08)	–	20.79	19.69	445,168	1.04	1.04	1.04	0.91	21
2009	13.65	0.11	3.77	3.88	(0.09)	–	(0.09)	–	17.44	28.42	280,253	1.05	1.05	1.05	0.81	10
2008	18.22	0.21	(3.80)	(3.59)	(0.23)	(0.75)	(0.98)	–	13.65	(19.52)	161,840	1.05	1.05	1.05	1.43	27
2007	19.68	0.13	0.87	1.00	(0.14)	(2.32)	(2.46)	–	18.22	4.79	157,100	1.04	1.04	1.04	0.64	29

Royce Value Fund – Investment Class(b)
2011	$12.70	$ 0.00	$ (0.92)	$ (0.92)	$(0.07)	$(0.75)	$(0.82)	$0.01	$10.97	(7.17)%	$218,126	1.17%	1.17%	1.17%	0.09%	35%
2010	10.16	0.03	2.55	2.58	(0.04)	–	(0.04)	–	12.70	25.42	115,007	1.16	1.16	1.16	0.32	35
2009	7.00	0.01	3.15	3.16	–	–	–	–	10.16	45.14	67,249	1.14	1.14	1.14	0.06	49
2008	10.62	(0.01)	(3.61)	(3.62)	–	–	–	–	7.00	(34.09)	18,993	1.16	1.16	1.16	(0.06)	41
2007	11.22	(0.32)	0.60	0.28	(0.19)	(0.69)	(0.88)	–	10.62	2.36 [1]	13,233	1.89 [2]	1.88 [2]	1.24 [2]	0.06 [2]	67

Royce Value Fund – Service Class
2011	$12.65	$ (0.03)	$ (0.92)	$ (0.95)	$(0.02)	$(0.75)	$(0.77)	$0.01	$10.94	(7.41)%	$1,083,903	1.45%	1.45%	1.44%	(0.23)%	35%
2010	10.13	0.00	2.53	2.53	(0.01)	–	(0.01)	–	12.65	24.97	1,415,766	1.46	1.46	1.44	0.04	35
2009	7.00	(0.03)	3.16	3.13	–	–	–	–	10.13	44.71	1,178,806	1.47	1.47	1.45	(0.31)	49
2008	10.64	(0.03)	(3.62)	(3.65)	–	–	–	0.01	7.00	(34.21)	704,406	1.45	1.45	1.45	(0.34)	41
2007	11.06	(0.03)	0.45	0.42	(0.16)	(0.69)	(0.85)	0.01	10.64	3.77	663,808	1.43	1.43	1.36	(0.08)	67

Royce Value Fund – Institutional Class
2011	$12.71	$ 0.03	$ (0.94)	$ (0.91)	$(0.07)	$(0.75)	$(0.82)	$ –	$10.98	(7.12)%	$190,951	1.04%	1.04%	1.04%	0.19%	35%
2010	10.17	0.05	2.54	2.59	(0.05)	–	(0.05)	–	12.71	25.52	219,111	1.04	1.04	1.04	0.45	35
2009	7.00	0.01	3.16	3.17	–	–	–	–	10.17	45.29	167,215	1.04	1.04	1.04	0.10	49
2008	10.61	0.00	(3.61)	(3.61)	–	–	–	–	7.00	(34.02)	114,244	1.04	1.04	1.04	0.03	41
2007	11.04	0.02	0.43	0.45	(0.19)	(0.69)	(0.88)	–	10.61	4.00	172,877	1.03	1.03	1.03	0.25	67


96 | The Royce Fund Prospectus 2012

 Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2011 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

												Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce 100 Fund – Investment Class(b)
2011	$9.82	$ (0.03)	$ (0.60)	$ (0.63)	$(0.00)	$(0.45)	$(0.45)	$ –	$8.74	(6.31)%	$63,012	1.17%	1.17%	1.17%	(0.27)%	27%
2010	7.94	0.03	1.96	1.99	–	(0.11)	(0.11)	–	9.82	25.06	66,011	1.17	1.17	1.17	0.33	27
2009	5.74	0.00	2.20	2.20	–	–	–	–	7.94	38.33	35,165	1.22	1.22	1.22	0.03	42
2008	8.23	0.01	(2.41)	(2.40)	–	(0.09)	(0.09)	–	5.74	(29.13)	15,748	1.39	1.39	1.24	0.21	72
2007	8.42	0.00	0.54	0.54	–	(0.73)	(0.73)	–	8.23	6.20 [1]	7,246	3.37 [2]	3.36 [2]	1.24 [2]	0.04 [2]	85

Royce 100 Fund – Service Class
2011	$9.76	$ (0.05)	$ (0.59)	$ (0.64)	$ –	$(0.45)	$(0.45)	$ –	$8.67	(6.52)%	$310,825	1.47%	1.47%	1.42%	(0.53)%	27%
2010	7.91	0.00	1.96	1.96	–	(0.11)	(0.11)	–	9.76	24.77	366,184	1.50	1.50	1.46	0.03	27
2009	5.73	(0.01)	2.19	2.18	–	–	–	–	7.91	38.05	197,607	1.54	1.54	1.49	(0.19)	42
2008	8.22	(0.01)	(2.40)	(2.41)	–	(0.09)	(0.09)	0.01	5.73	(29.17)	43,882	1.57	1.56	1.49	(0.10)	72
2007	8.32	(0.01)	0.64	0.63	–	(0.73)	(0.73)	–	8.22	7.34	28,749	1.56	1.56	1.31	(0.08)	85

Royce Focus Value Fund – Service Class(d)
2011	$16.59	$ (0.05)	$ (2.25)	$ (2.30)	$ –	$(0.54)	$(0.54)	$ –	$13.75	(13.88)%	$8,727	1.97%	1.97%	1.49%	(0.31)%	25%
2010	14.82	(0.06)	2.30	2.24	(0.06)	(0.41)	(0.47)	–	16.59	15.16	8,942	1.95	1.95	1.49	(0.32)	31
2009	10.00	0.00	5.31	5.31	(0.05)	(0.44)	(0.49)	–	14.82	53.27 [1]	4,796	2.97 [2]	2.97 [2]	1.49 [2]	0.17 [2]	21

Royce Partners Fund – Service Class(e)
2011	$13.15	$ (0.03)	$ (1.52)	$ (1.55)	$(0.05)	$(1.18)	$(1.23)	$ –	$10.37	(11.66)%	$1,682	4.25%	4.25%	1.49%	(0.25)%	44%
2010	11.56	0.01	2.14	2.15	(0.16)	(0.41)	(0.57)	0.01	13.15	18.74	1,771	3.72	3.72	1.49	0.10	38
2009	10.00	(0.05)	1.61	1.56	–	–	–	–	11.56	15.60 [1]	1,501	5.27 [2]	5.27 [2]	1.49 [2]	(0.71)[2]	14

Royce Special Equity Multi-Cap Fund – Service Class(f)
2011	$10.00	$ 0.06	$ 0.65	$ 0.71	$(0.06)	$(0.02)	$(0.08)	$0.01	$10.64	7.20%[1]	$36,811	1.97%[2]	1.97%[2]	1.39%[2]	1.45%[2]	5%

Royce Low-Priced Stock Fund – Investment Class(b)
2011	$18.31	$ (0.06)	$ (2.57)	$ (2.63)	$(0.14)	$(1.20)	$(1.34)	$ –	$14.34	(14.37)%	$276,247	1.26%	1.26%	1.24%	(0.15)%	22%
2010	14.08	(0.03)	4.50	4.47	(0.10)	(0.14)	(0.24)	–	18.31	31.77	148,144	1.26	1.26	1.24	(0.10)	24
2009	9.17	(0.01)	4.96	4.95	(0.04)	–	(0.04)	–	14.08	54.04	94,966	1.27	1.27	1.24	(0.14)	22
2008	14.75	0.03	(5.35)	(5.32)	–	(0.27)	(0.27)	0.01	9.17	(35.77)	65,004	1.24	1.24	1.24	0.29	39
2007	17.06	(2.35)	2.58	0.23	(0.49)	(2.05)	(2.54)	–	14.75	1.15 [1]	29,260	2.11 [2]	2.12 [2]	1.24 [2]	0.44 [2]	30

Royce Low-Priced Stock Fund – Service Class
2011	$18.26	$ (0.06)	$ (2.60)	$ (2.66)	$(0.09)	$(1.20)	$(1.29)	$ –	$14.31	(14.58)%	$2,489,189	1.56%	1.56%	1.49%	(0.39)%	22%
2010	14.05	(0.05)	4.47	4.42	(0.07)	(0.14)	(0.21)	–	18.26	31.49	3,456,142	1.60	1.60	1.49	(0.37)	24
2009	9.16	(0.04)	4.95	4.91	(0.02)	–	(0.02)	–	14.05	53.58	2,669,235	1.60	1.60	1.49	(0.38)	22
2008	14.78	(0.01)	(5.34)	(5.35)	–	(0.27)	(0.27)	–	9.16	(35.97)	1,870,016	1.56	1.55	1.49	(0.10)	39
2007	16.83	0.02	0.40	0.42	(0.42)	(2.05)	(2.47)	–	14.78	2.32	3,337,488	1.53	1.53	1.49	(0.16)	30

Royce Low-Priced Stock Fund – Institutional Class
2011	$18.33	$ (0.01)	$ (2.61)	$ (2.62)	$(0.15)	$(1.20)	$(1.35)	$ –	$14.36	(14.35)%	$991,706	1.17%	1.17%	1.17%	(0.07)%	22%
2010	14.09	(0.02)	4.50	4.48	(0.10)	(0.14)	(0.24)	–	18.33	31.82	1,077,659	1.18	1.18	1.18	(0.04)	24
2009	9.18	(0.01)	4.96	4.95	(0.04)	–	(0.04)	–	14.09	53.97	673,846	1.24	1.24	1.24	(0.15)	22
2008	14.76	0.03	(5.34)	(5.31)	–	(0.27)	(0.27)	–	9.18	(35.75)	553,070	1.18	1.18	1.18	0.22	39
2007	16.82	(0.04)	0.51	0.47	(0.48)	(2.05)	(2.53)	–	14.76	2.61	869,042	1.22	1.22	1.22	0.12	30

The Royce Fund Prospectus 2012 | 97

 Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2011 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

												Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Opportunity Fund – Investment Class
2011	$12.08	$(0.04)	$(1.53)	$(1.57)	$ –	$(0.19)	$(0.19)	$ –	$10.32	(12.95)%	$ 878,824	1.16%	1.16%	1.16%	(0.38)%	35%
2010	9.03	(0.04)	3.09	3.05	–	–	–	–	12.08	33.78	1,170,607	1.17	1.17	1.17	(0.44)	47
2009	5.57	(0.03)	3.49	3.46	(0.00)	–	(0.00)	–	9.03	62.14	836,268	1.22	1.22	1.22	(0.43)	44
2008	11.02	0.06	(5.12)	(5.06)	(0.05)	(0.34)	(0.39)	–	5.57	(45.73)	581,860	1.17	1.17	1.17	0.63	52
2007	13.04	0.06	(0.27)	(0.21)	(0.07)	(1.74)	(1.81)	–	11.02	(2.00)	1,550,045	1.11	1.10	1.10	0.36	50

Royce Opportunity Fund – Service Class
2011	$11.78	$(0.08)	$(1.49)	$(1.57)	$ –	$(0.19)	$(0.19)	$0.01	$10.03	(13.20)%	$ 160,496	1.48%	1.48%	1.48%	(0.73)%	35%
2010	8.83	(0.08)	3.03	2.95	–	–	–	–	11.78	33.41	312,728	1.46	1.46	1.46	(0.78)	47
2009	5.46	(0.05)	3.42	3.37	–	–	–	–	8.83	61.72	298,410	1.47	1.47	1.47	(0.69)	44
2008	10.80	0.04	(5.00)	(4.96)	(0.04)	(0.34)	(0.38)	–	5.46	(45.76)	162,607	1.41	1.41	1.34	0.40	52
2007	12.82	0.02	(0.25)	(0.23)	(0.05)	(1.74)	(1.79)	–	10.80	(2.22)	293,012	1.39	1.39	1.29	0.14	50

Royce Opportunity Fund – Institutional Class
2011	$12.16	$(0.03)	$(1.54)	$(1.57)	$ –	$(0.19)	$(0.19)	$ –	$10.40	(12.86)%	$ 574,826	1.03%	1.03%	1.03%	(0.24)%	35%
2010	9.07	(0.03)	3.12	3.09	–	–	–	–	12.16	34.07	702,220	1.04	1.04	1.04	(0.32)	47
2009	5.60	(0.02)	3.50	3.48	(0.01)	–	(0.01)	–	9.07	62.23	502,300	1.04	1.04	1.04	(0.26)	44
2008	11.09	0.05	(5.13)	(5.08)	(0.07)	(0.34)	(0.41)	–	5.60	(45.66)	310,272	1.04	1.04	1.04	0.60	52
2007	13.11	0.06	(0.25)	(0.19)	(0.09)	(1.74)	(1.83)	–	11.09	(1.89)	333,452	1.02	1.02	1.02	0.47	50

Royce Value Plus Fund – Investment Class(b)
2011	$13.52	$(0.06)	$(1.27)	$(1.33)	$(0.15)	$ –	$(0.15)	$ –	$12.04	(9.79)%	$ 298,073	1.13%	1.13%	1.13%	(0.42)%	49%
2010	11.31	(0.02)	2.31	2.29	(0.08)	–	(0.08)	–	13.52	20.25	305,161	1.08	1.08	1.08	(0.14)	48
2009	7.97	0.01	3.33	3.34	–	–	–	–	11.31	41.91	261,906	1.06	1.06	1.06	0.13	39
2008	13.80	(0.02)	(5.63)	(5.65)	–	(0.18)	(0.18)	–	7.97	(40.88)	122,043	1.07	1.07	1.07	(0.15)	42
2007	14.38	(0.61)	0.81	0.20	(0.21)	(0.58)	(0.79)	0.01	13.80	1.33 [1]	66,888	1.33 [2]	1.32 [2]	1.24 [2]	(0.24)[2]	42

Royce Value Plus Fund – Service Class
2011	$13.42	$(0.08)	$(1.26)	$(1.34)	$(0.08)	$ –	$(0.08)	$ –	$12.00	(9.98)%	$1,417,973	1.44%	1.44%	1.42%	(0.74)%	49%
2010	11.24	(0.06)	2.27	2.21	(0.03)	–	(0.03)	–	13.42	19.70	2,454,325	1.44	1.44	1.42	(0.53)	48
2009	7.95	(0.02)	3.31	3.29	–	–	–	–	11.24	41.38	2,505,017	1.47	1.47	1.45	(0.25)	39
2008	13.81	(0.06)	(5.62)	(5.68)	–	(0.18)	(0.18)	–	7.95	(41.07)	1,709,764	1.44	1.43	1.43	(0.53)	42
2007	14.09	(0.08)	0.54	0.46	(0.17)	(0.58)	(0.75)	0.01	13.81	3.24	2,690,448	1.41	1.40	1.33	(0.37)	42

Royce Value Plus Fund – Institutional Class
2011	$13.52	$(0.01)	$(1.30)	$(1.31)	$(0.16)	$ –	$(0.16)	$ –	$12.05	(9.70)%	$ 261,425	1.05%	1.05%	1.05%	(0.36)%	49%
2010	11.31	(0.01)	2.30	2.29	(0.08)	–	(0.08)	–	13.52	20.25	425,911	1.04	1.04	1.04	(0.12)	48
2009	7.97	0.01	3.33	3.34	–	–	–	–	11.31	41.91	357,734	1.06	1.06	1.06	0.08	39
2008	13.80	(0.01)	(5.64)	(5.65)	–	(0.18)	(0.18)	–	7.97	(40.88)	143,315	1.04	1.04	1.04	(0.13)	42
2007	14.08	(0.17)	0.68	0.51	(0.21)	(0.58)	(0.79)	–	13.80	3.52	143,312	1.05	1.04	1.04	(0.05)	42


98 | The Royce Fund Prospectus 2012

 Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2011 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

												Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Financial Services Fund – Service Class
2011	$ 6.50	$ 0.05	$(0.78)	$(0.73)	$(0.06)	$ –	$(0.06)	$ –	$ 5.71	(11.29)%	$ 14,096	1.84%	1.84%	1.49%	0.73%	23%
2010	5.57	0.07	0.96	1.03	(0.10)	–	(0.10)	–	6.50	18.45	14,688	1.94	1.94	1.49	1.14	16
2009	4.25	0.04	1.31	1.35	(0.04)	–	(0.04)	0.01	5.57	32.13	13,525	2.06	2.06	1.49	0.90	34
2008	6.71	0.07	(2.46)	(2.39)	(0.05)	(0.03)	(0.08)	0.01	4.25	(35.37)	9,553	2.35	2.34	1.49	1.85	48
2007	7.37	0.08	(0.43)	(0.35)	(0.08)	(0.24)	(0.32)	0.01	6.71	(4.72)	4,650	2.38	2.37	1.49	1.01	36

Royce Micro-Cap Fund – Investment Class
2011	$17.57	$(0.07)	$(2.05)	$(2.12)	$(0.20)	$(0.70)	$(0.90)	$ –	$14.55	(12.04)%	$904,168	1.50%	1.50%	1.50%	(0.50)%	35%
2010	13.71	(0.03)	4.14	4.11	(0.25)	–	(0.25)	–	17.57	30.06	1,085,782	1.50	1.50	1.50	(0.27)	36
2009	8.93	(0.06)	5.02	4.96	(0.18)	–	(0.18)	–	13.71	55.67	844,859	1.54	1.54	1.54	(0.41)	34
2008	15.72	0.12	(6.58)	(6.46)	–	(0.33)	(0.33)	–	8.93	(40.94)	455,077	1.52	1.51	1.51	0.89	43
2007	17.35	0.00	1.22	1.22	(0.45)	(2.40)	(2.85)	–	15.72	7.07	693,320	1.46	1.46	1.46	(0.06)	49

Royce Micro-Cap Fund – Service Class
2011	$17.43	$(0.10)	$(2.04)	$(2.14)	$(0.18)	$(0.70)	$(0.88)	$ –	$14.41	(12.23)%	$122,479	1.76%	1.76%	1.66%	(0.65)%	35%
2010	13.61	(0.08)	4.14	4.06	(0.24)	–	(0.24)	–	17.43	29.85	139,911	1.78	1.78	1.66	(0.41)	36
2009	8.87	(0.10)	5.01	4.91	(0.18)	–	(0.18)	0.01	13.61	55.49	84,771	1.77	1.77	1.66	(0.53)	34
2008	15.63	0.07	(6.51)	(6.44)	–	(0.33)	(0.33)	0.01	8.87	(40.98)	28,245	1.79	1.78	1.66	0.58	43
2007	17.27	(0.14)	1.33	1.19	(0.43)	(2.40)	(2.83)	–	15.63	6.90	27,224	1.72	1.71	1.66	(0.21)	49

Royce Micro-Cap Discovery Fund (formerly Royce Discovery Fund) – Service Class
2011	$5.24	$(0.04)	$(0.09)	$(0.13)	$(0.00)	$ –	$(0.00)	$0.01	$5.12	(2.24)%	$ 3,621	2.99%	2.99%	1.49%	(0.71)%	72%
2010	4.38	(0.01)	0.87	0.86	–	–	–	–	5.24	19.63	3,637	3.04	3.04	1.49	(0.19)	105
2009	3.48	(0.01)	0.91	0.90	–	–	–	–	4.38	25.86	2,910	3.56	3.56	1.49	(0.30)	13
2008	5.85	(0.01)	(2.06)	(2.07)	–	(0.30)	(0.30)	–	3.48	(35.07)	2,332	2.77	2.77	1.49	(0.22)	63
2007	6.87	(0.02)	(0.49)	(0.51)	–	(0.51)	(0.51)	–	5.85	(7.44)	3,911	2.43	2.43	1.49	(0.35)	105

Royce SMid-Cap Value Fund – Service Class(g)
2011	$11.44	$(0.06)	$(1.27)	$(1.33)	$(0.02)	$ –	$(0.02)	$0.01	$10.10	(11.57)%	$ 10,327	1.95%	1.95%	1.49%	(0.54)%	54%
2010	9.08	(0.03)	2.39	2.36	–	–	–	–	11.44	25.99	6,195	2.40	2.40	1.49	(0.26)	126
2009	7.06	(0.01)	2.03	2.02	(0.01)	–	(0.01)	0.01	9.08	28.75	7,365	2.03	2.03	1.49	(0.20)	216
2008	9.99	0.02	(2.96)	(2.94)	(0.01)	–	(0.01)	0.02	7.06	(29.27)	14,059	2.05	2.04	1.49	0.31	397
2007	10.00	0.01	0.01	0.02	(0.02)	(0.01)	(0.03)	–	9.99	0.16 [1]	1,379	16.82 [2]	16.40 [2]	1.49 [2]	0.67 [2]	17

Royce Mid-Cap Fund – Service Class(h)
2011	$11.86	$(0.05)	$(0.75)	$(0.80)	$ –	$(0.41)	$(0.41)	$ –	$10.65	(6.78)%	$ 5,727	2.34%	2.34%	1.49%	(0.40)%	59%
2010	10.00	(0.03)	1.87	1.84	–	–	–	0.02	11.86	18.60 [1]	4,889	2.64 [2]	2.64 [2]	1.49 [2]	(0.25)[2]	117


The Royce Fund Prospectus 2012 | 99

 Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2011 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

														Ratio of Expenses to Average Net Assets

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits		Prior to Fee Waivers		Net of Fee Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Royce European Smaller-Companies Fund – Service Class(i)
2011	$ 10.79	$ 0.10	$ (2.31)	$ (2.21)	$ (0.10)	$ —	$ —	$ (0.10)	$ 0.02	$ 8.50	(20.32)%		$ 15,918	2.09%		2.09%		1.69%		0.95%		36%
2010	8.06	0.03	2.79	2.82	(0.10)	—	—	(0.10)	0.01	10.79	35.20		15,369	2.57		2.57		1.69		0.70		32
2009	5.19	0.06	2.93	2.99	(0.12)	—	—	(0.12)	—	8.06	57.69		6,887	3.21		3.21		1.69		1.11		51
2008	10.14	0.22	(4.95)	(4.73)	(0.23)	—	—	(0.23)	0.01	5.19	(46.38)		4,044	2.74		2.72		1.69		2.22		88
2007	10.00	0.03	0.10	0.13	(0.00)	—	—	(0.00)	0.01	10.14	1.44	1	9,469	3.03	2	2.60	2	1.69	2	0.28	2	47

Royce Global Value Fund – Investment Class(j)
2011	$ 14.54	$ 0.13	$(2.82)	$ (2.69)	$ (0.12)	$ —	$ —	$ (0.12)	$ 0.01	$ 11.74	(18.48)%		$ 141,180	1.42%		1.42%		1.42%		0.80%		77%
2010	11.02	(0.06)	3.68	3.62	(0.10)	—	—	(0.10)	—	14.54	32.88	1	6,626	2.07	2	2.07	2	1.44	2	(0.58	)2	42

Royce Global Value Fund – Service Class(k)
2011	$ 14.56	$ 0.07	$ (2.80)	$ (2.73)	$ (0.07)	$ —	$ —	$ (0.07)	$ 0.01	$ 11.77	(18.69)%		$ 122,574	1.77%		1.77%		1.69%		0.41%		77%
2010	10.79	(0.03)	3.87	3.84	(0.08)	—	—	(0.08)	0.01	14.56	35.69		141,992	1.84		1.84		1.69		0.01		42
2009	6.70	0.01	4.13	4.14	(0.06)	—	—	(0.06)	0.01	10.79	61.89		50,946	1.88		1.88		1.69		0.11		71
2008	11.20	0.14	(4.65)	(4.51)	(0.03)	(0.00)	—	(0.03)	0.04	6.70	(39.92)		31,040	1.91		1.90		1.69		1.64		45
2007	10.00	(0.14)	1.53	1.39	(0.21)	(0.02)	—	(0.23)	0.04	11.20	14.28	1	19,876	2.17	2	2.00	2	1.69	2	(0.23	)2	54

Royce International Smaller-Companies Fund – Service Class(l)
2011	$ 12.85	$ 0.10	$ (2.51)	$ (2.41)	$ (0.08)	$ (0.78)	$ (0.01)	$ (0.87)	$ 0.01	$ 9.58	(18.75)%		$ 20,103	2.15%		2.15%		1.69%		0.88%		38%
2010	10.49	0.03	2.72	2.75	(0.10)	(0.30)	—	(0.40)	0.01	12.85	26.45		18,297	2.35		2.35		1.69		0.45		55
2009	6.99	(0.02)	3.53	3.51	(0.02)	—	—	(0.02)	0.01	10.49	50.31		7,871	3.01		3.01		1.69		(0.18)		38
2008	10.00	(0.02)	(2.99)	(3.01)	—	—	—	—	—	6.99	(30.10	)1	1,960	6.24	2	5.98	2	1.69	2	(0.43	)2	1

Royce Global Dividend Value Fund – Service Class(f)
2011	$ 10.00	$ 0.08	$ (1.62)	$ (1.54)	$ (0.07)	$ (0.01)	$ —	$ (0.08)	$ 0.01	$ 8.39	(15.37	)%1	$ 6,135	3.47	%2	3.47	%2	1.69	%2	1.10	%2	20%

Royce International Micro-Cap Fund – Service Class(f)
2011	$ 10.00	$ 0.10	$ (2.26)	$ (2.16)	$ (0.12)	$ —	$ (0.01)	$ (0.13)	$ 0.01	$ 7.72	(21.51	)%1	$ 3,572	3.92	%2	3.92	%2	1.69	%2	1.08	%2	71%

Royce International Premier Fund – Service Class(f)
2011	$ 10.00	$ 0.05	$ (1.73)	$ (1.68)	$ (0.06)	$ (0.00)	$ (0.01)	$ (0.07)	$ 0.01	$ 8.26	(16.75	)%1	$ 4,090	3.77	%2	3.77	%2	1.69	%2	0.67	%2	42%


100 | The Royce Fund Prospectus 2012

 Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2011 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Select Fund I
2011	$20.32	$(0.16)	$ (0.67)	$ (0.83)	$ –	$(2.56)	$(2.56)	$ –	$16.93	(3.61)%	$47,345	1.45%	(0.78)%	63%
2010	17.42	(0.23)	3.39	3.16	–	(0.26)	(0.26)	–	20.32	18.15	58,788	2.37	(1.26)	49
2009	12.59	0.15	4.83	4.98	(0.15)	–	(0.15)	–	17.42	39.59	33,896	0.01	1.28	80
2008	18.20	0.19	(4.93)	(4.74)	(0.16)	(0.71)	(0.87)	–	12.59	(25.91)	17,480	0.08	1.25	116
2007	19.02	(0.04)	2.09	2.05	(0.00)	(2.87)	(2.87)	–	18.20	10.70	23,235	2.09	(0.20)	77

Royce Select Fund II
2011	$13.90	$(0.01)	$ (2.04)	$ (2.05)	$ –	$(1.90)	$(1.90)	$ –	$9.95	(14.35)%	$ 3,420	1.29%	(0.09)%	153%
2010	11.62	(0.18)	2.60	2.42	(0.00)	(0.15)	(0.15)	0.01	13.90	20.96	5,141	2.77	(1.47)	126
2009	7.02	0.03	4.64	4.67	(0.07)	–	(0.07)	–	11.62	66.58	4,109	0.67	0.53	114
2008	10.66	0.09	(3.65)	(3.56)	(0.08)	–	(0.08)	–	7.02	(33.37)	1,698	0.24	0.98	268
2007	12.01	(0.02)	(0.64)	(0.66)	–	(0.69)	(0.69)	–	10.66	(5.53)	2,416	1.01	(0.15)	393

Royce Global Select Long/Short Fund (formerly Royce Global Select Fund)
2011	$19.89	$0.25	$ (3.83)	$ (3.58)	$(0.25)	$(0.70)	$(0.95)	$ 0.02	$15.38	(17.77)%	$22,507	0.98%	1.46%	45%
2010	14.97	(0.26)	5.22	4.96	(0.05)	–	(0.05)	0.01	19.89	33.21	16,355	3.48	(1.55)	80
2009	9.76	0.18	5.27	5.45	(0.26)	–	(0.26)	0.02	14.97	56.11	9,117	0.00	1.55	85
2008	15.01	0.23	(5.40)	(5.17)	–	(0.09)	(0.09)	0.01	9.76	(34.39)	6,049	0.50	1.75	41
2007	13.43	(0.24)	2.68	2.44	(0.35)	(0.51)	(0.86)	–	15.01	18.16	5,786	2.40	(0.56)	75

Royce Enterprise Select Fund (formerly Royce SMid-Cap Select Fund)(g)
2011	$ 10.43	$ (0.04)	$ 0.09	$ 0.05	$ –	$(0.60)	$(0.60)	$ –	$9.88	0.66%	$ 1,123	1.31%	(0.42)%	136%
2010	8.95	0.05	1.49	1.54	(0.06)	–	(0.06)	–	10.43	17.22	1,158	0.70	0.50	166
2009	7.33	0.07	1.62	1.69	(0.07)	–	(0.07)	–	8.95	23.13	1,150	0.03	0.88	415
2008	10.04	0.13	(2.80)	(2.67)	(0.12)	(0.02)	(0.14)	0.10	7.33	(25.53)	917	0.28	1.48	764
2007	10.00	0.00	0.06	0.06	(0.02)	–	(0.02)	–	10.04	0.56 [1]	1,319	0.48 [1]	0.11 [1]	47

Royce Opportunity Select Fund(j)
2011	$12.99	$0.01	$ (2.26)	$ (2.25)	$(0.02)	$(0.39)	$(0.41)	$ –	$10.33	(17.14)%	$ 2,102	1.14%	0.08%	299%
2010	10.00	(0.43)	3.42	2.99	–	–	–	–	12.99	29.90 [1]	1,913	4.01 [1]	(3.79)[1]	95

(a)	The Class commenced operations on June 6, 2011.	(h)	The Fund commenced operations on January 4, 2010.
(b)	The Class commenced operations on March 15, 2007.	(i)	The Fund commenced operations on January 3, 2007.
(c)	The Class commenced operations on September 14, 2007.	(j)	The Class commenced operations on September 1, 2010.
(d)	The Fund commenced operations on March 2, 2009.	(k)	The Class commenced operations on January 3, 2007.
(e)	The Fund commenced operations on April 28, 2009.	(l)	The Class commenced operations on July 1, 2008.
(f)	The Fund commenced operations on January 3, 2011.	[1]	Not annualized
(g)	The Fund commenced operations on September 28, 2007.	[2]	Annualized


The Royce Fund Prospectus 2012 | 101

Smaller-capitalization stocks are those issued by companies with market capitalizations of up to $15 billion.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

Investing in Smaller Companies

Micro-Cap, Small-Cap and Mid-Cap Stocks
Royce views the large and diverse universe of smaller companies available for investment by the Funds as having three investment segments or tiers—micro-cap, small-cap and mid-cap. Royce refers to the segment of companies with market capitalizations up to $750 million as micro-cap. We define the next tier, the small-cap universe, as those companies with market capitalizations between $750 million and $2.5 billion. Finally, Royce defines mid-cap as those companies with market caps between $2.5 billion and $15 billion.
      Smaller companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies.
      As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on the securities of smaller companies generally leads it to have a long-term investment outlook of at least two years for a portfolio security.
      The U.S. micro-cap segment consists of more than 3,000 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and Royce may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.
      The U.S. small-cap tier consists of more than 1,100 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices.
      Certain Funds in this Prospectus may also invest in U.S. mid-cap securities, which Royce defines as those companies with market capitalizations between $2.5 billion and $15 billion, a sector that includes more than 600 companies. In general, mid-caps share many of the same characteristics as those companies with market caps between $750 million and $2.5 billion.

102  |  The Royce Fund Prospectus 2012

As a result, Royce normally employs a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities.
     The Funds may invest in other investment companies that invest in equity securities. The Funds may also invest in foreign securities to varying degrees. The foreign smaller company market consists of more than 33,000 companies located in developed countries. For more information regarding investing in foreign securities, see page 104.

Value Investing
Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects (especially in Royce Opportunity, Value Plus and Opportunity Select Funds) or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.
      Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.
      Royce’s value approach strives to reduce some of the other risks of investing in the securities of smaller companies (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. Royce Opportunity Fund, Royce Mid-Cap Fund, Royce Select Fund II and Royce Opportunity Select Fund may place less emphasis on balance sheet quality if other factors warrant, such as a company’s potential ability to generate free cash flow. Royce attempts to mitigate company-specific risk in its micro-cap investments by broadly diversifying its micro-cap holdings in Royce Pennsylvania Mutual, Total Return, Micro-Cap, Low-Priced Stock, Opportunity and Micro-Cap Discovery Funds.
      While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in micro-cap, small-cap and mid-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-93.
      Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad smaller-company stock market declines, it may also potentially have the effect of limiting gains in strong smaller-company up markets.

Temporary Investments
Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

The Royce Fund Prospectus 2012  |  103

Investing in Foreign Securities

For Funds that invest primarily in U.S. securities, Royce defines “foreign” as those equity securities of companies headquartered outside of the United States. For Royce European Smaller-Companies, Global Value, International Smaller-Companies, Global Dividend Value, International Micro-Cap, International Premier, Select Fund II and Global Select Long/Short Funds, Royce defines “foreign” as those equity securities of companies “located” outside of the United States. A company is deemed to be “located” outside of the United States if it is headquartered, organized and/or its stock principally trades outside of the United States. Royce believes that investing in foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in foreign securities may provide increased diversification by adding securities from various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends and (iii) whose stock markets do not generally move in a manner parallel to U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.
      The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment; sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries

The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in companies headquartered in developing, or emerging market, countries. Investments in securities of companies headquartered in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of a Fund’s assets denominated in such currencies. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in these countries and the availability to the Fund of additional

104  |  The Royce Fund Prospectus 2012

(From Left to Right) W. Whitney George, Boniface A. Zaino, Charles R. Dreifus and Charles M. Royce

Royce invests in the equity

securities of smaller companies

that are trading significantly

below our assessment of

their current worth, with the

expectation that their market

prices should increase toward

this estimate, resulting in capital

appreciation for Fund investors.

investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies domiciled in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

Management of the Funds
Royce & Associates, LLC (“Royce”) is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in smaller-company securities with a value approach for more than 35 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He serves as portfolio manager or co-manager for the following Funds in this Prospectus: Royce Pennsylvania Mutual, Heritage, Total Return, Dividend Value, Premier, 100, Partners, Financial Services, European Smaller-Companies, International Smaller-Companies, and Global Dividend Value Funds. He also serves as assistant portfolio manager for Royce Micro-Cap Discovery Fund, Royce Select Fund I, Select Fund II and Enterprise Select Fund.
     W. Whitney George is the firm’s Co-Chief Investment Officer and a Managing Director and Vice President. He serves as portfolio manager, co-manager or assistant portfolio manager for Royce Premier, Value, Focus Value, Micro-Cap, Low-Priced Stock, Value Plus, SMid-Cap Value, Global Value and Global Select Long/Short Funds and also serves on the portfolio management team of Royce Mid-Cap Fund. Mr. George has been a Portfolio Manager at Royce since 2000. He has been employed by Royce since 1991.
      Royce’s senior investment staff includes the following portfolio managers: Boniface A. Zaino, Managing Director, who serves as portfolio manager for Royce Opportunity Fund and assistant portfolio manager for Royce Opportunity Select Fund; and Charles R. Dreifus, Principal, who serves as portfolio manager for Royce Special Equity and Special Equity Multi-Cap Funds.

The Royce Fund Prospectus 2012 | 105

Mr. Zaino joined Royce in 1998 as a Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in 1998 as a Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC.
      Royce’s investment staff also includes: George U. Wyper, Managing Director, who serves as co-manager for Royce Focus Value Fund and assistant portfolio manager for Royce International Premier Fund. George Necakov, Director of Quantitative Strategies, who serves as co-manager for Royce Micro-Cap Discovery Fund and assistant portfolio manager for Royce Total Return Fund; Jay S. Kaplan, Principal, who serves as co-manager for Royce Total Return, Dividend Value and Value Funds and assistant portfolio manager for Royce Pennsylvania Mutual Fund; James A. (Chip) Skinner, III, Principal, who serves as portfolio manager for Royce Value Plus Fund and assistant portfolio manager for Royce Low-Priced Stock Fund; Chris E. Flynn, Principal, who serves as assistant portfolio manager for Royce Total Return and Financial Services Funds; James J. Harvey, who serves as lead portfolio manager for Royce Select Fund II, portfolio manager for Royce Heritage Fund, co-manager for Royce Micro-Cap Discovery Fund and assistant portfolio manager for Royce International Micro-Cap Fund; Jenifer L. Taylor, who serves as portfolio manager for Royce Micro-Cap Fund and assistant portfolio manager for Royce International Micro-Cap Fund; William A. Hench, who serves as portfolio manager for Royce Opportunity Select Fund and assistant portfolio manager for Royce Opportunity Fund; Lauren A. Romeo, who serves as lead portfolio manager for Royce Select Fund I, portfolio manager for Royce 100 Fund and assistant portfolio manager for Royce Pennsylvania Mutual, Premier and Value Funds; David A. Nadel, Director of International Research, who serves as portfolio manager for Royce International Premier, International Micro-Cap and Global Select Long/Short Funds, co-manager for Royce Global Value and International Smaller-Companies Funds and assistant portfolio manager for Royce Micro-Cap, European Smaller-Companies and Global Dividend Value Funds; Steven G. McBoyle, who serves as portfolio manager for Royce Heritage and Enterprise Select Funds, and co-manager for Royce SMid-Cap Value Fund; Carl D. Brown, Brendan J. Hartman and James P. Stoeffel, each of whom serves on the portfolio management team of Royce Mid-Cap Fund. Francis D. Gannon, who serves as assistant portfolio manager of Royce Dividend Value Fund; and Christopher D. Clark who serves as assistant portfolio manager for Royce Heritage Fund. In addition, Dana Serman serves as assistant portfolio manager of Royce. Assistant portfolio managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s portfolio manager(s).
     Mr. Wyper joined Royce in April 2010 and was previously the founder of Wyper Capital Management (since 1998) and prior to that was a Senior Managing Director at Warburg Pincus Counsellors, Inc. and a member of E.M. Warburg Pincus & Co., LLC. Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003 and was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001) and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch. Mr. Flynn is an Assistant Portfolio Manager and Senior Analyst at Royce. He joined Royce in 1993 as an Analyst. Previously, he was Senior Vice President in the Arbitrage Division of Donaldson, Lufkin & Jenrette (1989-1992) and prior to that was in the Risk Arbitrage Department of Prudential-Bache Securities (1984-1989). Mr. Harvey joined Royce in 1999 as an Analyst. Ms. Taylor joined Royce in 2000 as an Analyst. Previously, she was an

106  |  The Royce Fund Prospectus 2012

analyst at Credit Lyonnaise Securities (since 1999) and prior to that was an analyst for the Special Situations Fund (1994-1999).
      Mr. Hench joined Royce in 2002 as an Analyst. Previously, he was a Vice President of Institutional Sales at JP Morgan Chase (since 2000) and prior to that was a Director of Institutional Sales at Schroder & Co. (1994-2000). Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001) and an Analyst with T. Rowe Price Group (1996-2000). Mr. Nadel joined Royce in 2006. Previously, he was a Senior Portfolio Manager at Neuberger Berman, Inc. (2004-2006) and a Senior Analyst at Pequot Capital Management, Inc. (2001-2003). Mr. McBoyle joined Royce in 2007 as a Portfolio Manager. Previously, he was a Partner (2006-2007), Portfolio Manager (2005-2007) and Senior Research Analyst (2001-2004) at Lord Abbett and prior to that was a Vice President, Mergers & Acquisitions, at Morgan Stanley (2000-2001).
      Mr. Brown joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Hartman and Stoeffel (2008-2009), a Portfolio Manager at Cramer Rosenthal McGlynn (“CRM”) (2005-2008), an Analyst at CRM (1999-2005) and a Consultant in the international tax practice of KPMG (1994-1999). Mr. Hartman joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Brown and Stoeffel (2008-2009), a Portfolio Manager at CRM (2003-2008), an Analyst at CRM (2001-2003), a Senior Research Analyst at Donaldson, Lufkin & Jenrette (1997-2001) and a Research Analyst at Salomon Brothers (1996-1997). Mr. Stoeffel joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Brown and Hartman (2008-2009), a Portfolio Manager and Investment Policy Committee member at CRM (2001-2008), Director of Research at Palisade Capital Management (1999-2001), Research Analyst and Vice President in Smith Barney’s Emerging Growth Stock Research Group (1993-1999) and an Auditor for a number of companies in the financial services industry (1984-1992).
      Mr. Gannon joined Royce in 2006. Previously, he was a Senior Vice President and Portfolio Manager at AIG SunAmerica Asset Management (1995-2006). Mr. Clark joined Royce in 2007 as Director of Alternative Investments. Previously, he was a Consultant at UBS (2004-2006). Mr. Serman joined Royce in 2007. Previously, he was an Assistant Portfolio Manager at JHC Capital Management, LLC (2003-2007), an independent consultant (2001-2004) and an Analyst with Lazard Freres & Co., LLC (1999-2001).
      The Fund’s Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage and their ownership of shares in the Fund(s) that each manages.
     Royce Fund Services, Inc. (“RFS”) distributes the Funds’ shares. The Royce Fund has adopted a distribution plan for the Service Class of the Funds under Rule 12b-1. Under the plan, the Service Class is obligated to pay a fee to RFS at the annual rate of up to 0.25% of its average net assets. RFS will use these fees primarily to cover sales-related and account maintenance costs and to pay service and other fees to broker-dealers that introduce investors to the Service Class of these Funds.
      State Street Bank and Trust Company is the custodian of the Funds’ securities, cash and other assets. Boston Financial Data Services–Midwest (“BFDS”) is the Funds’ transfer agent.

The Royce Fund Prospectus 2012  |  107

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to the Funds. The annual rates of these fees, before any waiver to cap the expense ratios for certain Funds at specified levels as shown in the Fees and Expenses tables, are as follows:

ANNUAL RATE OF FUND’S AVERAGE NET ASSETS
Royce Pennsylvania Mutual Fund
• 1.00% of the first $50,000,000	• 0.75% of any additional average net assets
• 0.875% of the next $50,000,000


Royce Heritage, Total Return, Dividend Value, Premier, Special Equity, Value, 100, Focus Value, Partners, Special Equity Multi-Cap, Opportunity, Value Plus, Financial Services, Micro-Cap Discovery, SMid-Cap Value, and Mid-Cap Funds

• 1.00% of the first $2,000,000,000	• 0.90% of the next $2,000,000,000
• 0.95% of the next $2,000,000,000	• 0.85% of any additional average net assets
 Royce Low-Priced Stock Fund
• 1.15% of the first $2,000,000,000	• 1.05% of the next $2,000,000,000
• 1.10% of the next $2,000,000,000	• 1.00% of any additional average net assets
 Royce Micro-Cap and International Micro-Cap Funds
 • 1.30% of the first $2,000,000,000	• 1.20% of the next $2,000,000,000
• 1.25% of the next $2,000,000,000	• 1.15% of any additional average net assets
 Royce European Smaller-Companies, Global Value, International Smaller-Companies, Global Dividend Value and International Premier Funds
• 1.25% of the first $2,000,000,000	• 1.15% of the next $2,000,000,000
• 1.20% of the next $2,000,000,000	• 1.10% of any additional average net assets

For 2011, the actual net fees, after waivers, paid to Royce on average net assets were 0.75% for Royce Pennsylvania Mutual Fund, 1.00% for Royce Heritage Fund, 0.96% for Royce Total Return Fund, 1.00% for Royce Dividend Value Fund, 0.93% for Royce Premier Fund, 0.99% for Royce Special Equity Fund, 1.00% for Royce Value Fund, 1.00% for Royce 100 Fund, 0.52% for Royce Focus Value Fund, 0.00% for Royce Partners Fund, 0.46% for Royce Special Equity Multi-Cap Fund, 1.11% for Royce Low-Priced Stock Fund, 1.00% for Royce Opportunity Fund, 0.99% for Royce Value Plus Fund, 0.65% for Royce Financial Services Fund, 1.30% for Royce Micro-Cap Fund, 0.00% for Royce Micro-Cap Discovery Fund, 0.54% for Royce SMid-Cap Value Fund, 0.15% for Royce Mid-Cap Fund, 0.85% for Royce European Smaller-Companies Fund, 1.25% for Royce Global Value Fund, 0.79% for Royce International Smaller-Companies Fund, 0.00% for Royce Global Dividend Value Fund, 0.00% for Royce International Micro-Cap Fund, and 0.00% for Royce International Premier Fund.

Performance Fee for Royce Select Funds
As compensation for its services to each Royce Select Fund and for paying certain other ordinary operating expenses as set forth below, Royce is entitled to receive from each Select Fund a performance fee of 12.5% of the Fund’s pre-fee total return. The fee, payable monthly, is calculated and accrued daily, based on the value of the Fund’s then current assets. Fees are subject to a high watermark test. Fund shares will not bear a fee for any day on which the Fund’s pre-fee cumulative total return does not exceed its pre-fee cumulative total return as of the day on which a fee was last accrued. Conversely, Fund shares will bear a fee for any day on which the Fund’s pre-fee cumulative total return exceeds its pre-fee cumulative total return as of the day on which a fee was last accrued. This high watermark test is measured from the Fund’s commencement of operations and therefore could result in either Fund shares bearing a fee in a calendar year when the Fund’s return is negative, or not bearing a fee in a calendar year when the Fund’s total return is positive. In either event, Royce will not reimburse previously accrued fees because of any negative total returns occurring after their accrual.

108 | The Royce Fund Prospectus 2012

Responsibility for Payment of Other Ordinary Operating Expenses in Royce Select Funds

Royce is responsible for paying certain of the Select Funds’ other ordinary operating expenses. Dividend expense relating to short-selling activities, brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses and other expenses not incurred in the ordinary course of the Fund’s business, are borne by the Funds.
     For a discussion of the basis of the Board of Trustees’ most recent approval of the Fund’s investment advisory agreements, please see the Funds’ Semiannual Report to Shareholders, except for Royce Opportunity Select Fund, whose initial approval was discussed in its Annual Report to Shareholders for the period ended December 31, 2010 and whose subsequent approvals will be included in its Semiannual Report to Shareholders beginning with the period ended June 30, 2012.

Investing in Royce Select Funds— Who May Invest in these Funds

Only “qualified investors” may invest in the Royce Select Funds. A “qualified investor” is defined as one who meets the Securities and Exchange Commission’s definition of the term “qualified client.” The term qualified client includes:


(a)    an individual who, or a corporation, partnership, trust or other company that, Royce (and any person acting on its behalf) reasonably believes, immediately prior to the purchase, has a net worth (in the case of an individual, together with assets held jointly with a spouse, excluding the value of the primary residence of such individual and debt secured by the property), of more than $2,000,000[1] at the time of the purchase; or

(b) an individual who, or a company that, immediately after the purchase owns Fund shares having a net asset value of at least $1,000,000[2].

The requirement that Fund shares be purchased only by qualified investors applies to both initial and subsequent investments in the Funds. Qualified investors (or any persons acting on their behalf) must represent to The Royce Fund and Royce in writing that they are investing in the Funds for their own accounts and not with a view to transferring their Fund shares or any interest in them to another person. The Royce Fund has imposed restrictions on transfers of the Funds’ shares in order to prevent persons who are not qualified investors from purchasing them.

[1]    Net worth threshold is $1,500,000 (including the value of an individual’s primary residence) for those that have established accounts with the Royce Select Funds prior to September 19, 2011 provided that, if an individual, corporation, partnership trust or other company becomes a joint owner of such account, 2(a) will apply as set forth above.

[2]    Net asset value threshold is $750,000 for those that hold accounts with Royce Select Funds prior to September 19, 2011 provided that, if an individual, corporation, partnership trust or other company becomes a joint owner of such account, 2(b) will apply as set forth above.

The Royce Fund Prospectus 2012 | 109

Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period and includes the reinvestment of distributions.

General Shareholder Information

For a more detailed discussion of The Royce Fund policies regarding direct ownership of the Investment and Service Classes of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please see the Guide for Direct Shareholders, which begins on page 116.

Purchasing Shares
 The Funds offered through this Prospectus are no-load, meaning that you pay no sales fees to buy shares directly from The Royce Fund. The Funds do pay their own management fees and other operating expenses as outlined in this Prospectus.

PURCHASING INVESTMENT AND SERVICE CLASS SHARES (EXCLUDING ROYCE SELECT FUNDS)

Minimum initial investments for shares purchased directly from The Royce Fund:[1]

Each Fund’s Service Class and Investment Classes of Royce Pennsylvania Mutual, Total Return, Premier, Special Equity, Opportunity and Micro-Cap Funds:

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

 Investment Classes of Royce Heritage, Dividend Value, Value, 100, Special Equity Multi-Cap, Low-Priced Stock, Value Plus and Global Value Funds:

Regular Account	$100,000

IRA	$100,000

Automatic Investment or Direct Deposit Plan Accounts	$100,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.
[1]The minimum initial investment in GiftShare Accounts in the Service Class of Royce Heritage Fund is $5,000.

PURCHASING ROYCE SELECT FUND SHARES

Minimum investments for shares purchased directly from The Royce Fund:

Minimum investment	$50,000

Minimum subsequent investment	$100

PURCHASING INSTITUTIONAL CLASS SHARES

Minimum initial investments for shares purchased directly from The Royce Fund:	$1,000,000

Certain accounts (for example, certain retirement plans) may be subject to lower minimum initial investments. Contact Royce with any questions regarding investment options.

110  |  The Royce Fund Prospectus 2012

     If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus.
      If you purchase Fund shares through a third party, the shares may be held in the name of that party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries that introduce investors to the Fund, provide the opportunity to distribute the Fund through their sales personnel, provide access to their sales personnel and branch offices, and/or provide certain administrative services to their customers who own Fund shares. These payments are sometimes referred to as “revenue sharing.” In addition, The Royce Fund’s Board of Trustees has authorized the Funds to compensate such third parties to the extent the Board has determined that any of the services which these parties render to a Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.
      Payments to third parties (each a “financial intermediary”) may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make a Fund available over other mutual funds. You may ask your intermediary about these differing interests and how it is compensated for administering your Fund investment. Revenue-sharing payments may benefit Royce to the extent that the payments result in more assets, on which fees are charged by Royce, being invested in a Fund.
      For the year ended December 31, 2011, Royce made payments for distribution and/ or administrative services related to the Investment and Service Class shares of the Funds in this Prospectus to broker-dealers, Retirement Plan Recordkeepers and other financial intermediaries out of its own resources in the amount of $2,917,672. More information about these arrangements can be found in the Fund’s Statement of Additional Information.
      The minimum initial investment for Investment Class shares of Royce Heritage, Dividend Value, Value, 100, Special Equity Multi-Cap, Low-Priced Stock, Value Plus, and Global Value Funds may be waived for the following: certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions; registered investment advisors who aggregate trades for clients; and employees or officers of Royce and/or members of their immediate families.
     In addition to regular accounts, Royce Heritage Fund offers GiftShare Accounts, which are trusts designed exclusively for gifting and estate planning. For more information on GiftShare Accounts, please call Investor Services at (800) 221-4268 or visit www.roycefunds.com for an information packet.
      The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open a new account to buy shares of a Fund, the Fund or your financial intermediary may ask for your name, address, date of birth and other information that will allow the Fund to identify you. If the Fund or your

The Royce Fund Prospectus 2012  |  111

financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares
You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

Early Redemption Fee
In order to discourage short-term trading, The Royce Fund (excluding Royce Select Funds) assesses an early redemption fee of 1% on redemptions of the Investment and Service Classes of shares of any Fund (2% for Royce European Smaller-Companies, Global Value, International Smaller-Companies, Global Dividend Value, International Micro-Cap, and International Premier Funds) that you held for less than 180 days. The Royce Fund assesses an early redemption fee of 2% on redemptions of shares of any Royce Select Fund that you held for less than 365 days. Each fee is payable to the Fund out of the proceeds otherwise payable to you.
     The “first-in, first-out” method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Funds’ transfer agent, the anniversary day of an account transaction determines the 180-day holding period, so that if you purchased a Fund’s shares on June 1, 2012, these shares would be subject to the fee if you were to redeem them prior to November 28, 2012 (June 3, 2013 for Royce Select Funds). In this example, the shares would not be subject to a fee if you were to redeem the shares on or after November 28, 2012 (June 3, 2013 for Royce Select Funds).
     You will incur no fee on shares that you acquire through distribution reinvestment. The redemption fee will apply to shares that you exchange into another Royce Fund (exchanges from GiftShare Accounts in Royce Heritage Fund and from Royce Select Funds are not permitted). The following types of shareholders and accounts are exempt from the early redemption fee: participants in Automatic Investment or Withdrawal Plans; retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions; and GiftShare Accounts in Royce Heritage Fund.

Other Redemption Information
The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
     The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.
     The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
     The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

112  |  The Royce Fund Prospectus 2012

Frequent Trading of Fund Shares
Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund’s other shareholders.
     The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the “Policy”).
      The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into a Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Funds will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips. In addition, as described above, the Funds impose a redemption fee on certain short-term redemptions to discourage frequent trading.
      The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
     With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.
     Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value per Share
Net asset value per share (NAV) is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market

The Royce Fund Prospectus 2012  |  113

value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Funds value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. When fair value pricing is employed, the price of securities used by a Fund may differ from quotes or published prices for the same security. Certain bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.
     The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The NAV for each Class of a Fund is calculated as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) and is determined every day that the NYSE is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information on The Royce Funds’ website, www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 15 to 20 days after each calendar quarter end and remain available until the next quarter’s holdings are posted. The Funds’ portfolio holdings are also available on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the end of the Funds’ first and third quarters and can be obtained at www.sec.gov.

114  |  The Royce Fund Prospectus 2012

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.roycefunds.com/edelivery for more details.

Dividends, Distributions and Taxes
Royce Total Return, Dividend Value and Global Dividend Value Funds pay dividends, if any, from net investment income on a quarterly basis and make any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December.
      Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the applicable Fund. Unless your account is an IRA or is otherwise exempt from taxation, dividends and distributions will be taxable to you whether paid in cash or reinvested in additional shares. The tax character of distributions (as ordinary income or capital gain) is determined at the Fund level and is not related to how long you have owned a Fund’s shares.
      Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.
      If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.
      You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to you, even though the distribution is economically a return of part of your investment.
      The IRS requires that a Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.
      Always consult a tax advisor with questions about federal, state or local tax consequences.

The Royce Fund Prospectus 2012 | 115

This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Investment and Service Classes of The Royce Funds.

Guide For Direct Shareholders

Services and Policies
This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Investment and Service Classes of The Royce Funds. It also provides important policy information regarding Royce Fund accounts.
      If you purchase Fund shares through a third-party intermediary, such as a mutual fund supermarket, broker-dealer, bank or other financial intermediary, account minimums, fees, policies and procedures may differ from those described in this Guide. Fund shares purchased through a third-party intermediary may be held in the name of that party on the Fund’s books. Royce Fund Services, Inc. (RFS), the distributor of Fund shares, Royce & Associates, LLC, the Fund’s investment adviser, and/or the Funds may pay fees to broker-dealers, financial intermediaries and other service providers that introduce investors to the Funds and/or provide certain administrative services to its customers who own Fund shares.
      For information and policies on Individual Retirement Account (IRA) or GiftShare Accounts in Royce Heritage Fund, please refer also to the respective booklets that deal separately with them, as many services offered in this guide are not available for those types of accounts. You must use separate applications and other forms to open these accounts. You must also use a separate application to open an account in Royce Select Fund I, Select Fund II, Global Select Long/Short, Enterprise Select or Opportunity Select Funds. Please call Investor Services at (800) 221-4268 or visit our website, www.roycefunds.com, to obtain these materials.

Account Information
The Funds pay their own management fees and other operating expenses as outlined in their respective Prospectuses.

Customer Identification and Verification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds may not open a new account without obtaining the following minimum identifying information for each person that opens a new account:
•    Full name
•    Date of birth
•    Permanent residential or business street address (a P.O. Box is not acceptable other than a military P.O. Box)
•    Social Security or Taxpayer Identification Number
•    Additional information required for corporate accounts.

116 | The Royce Fund Prospectus 2012

      Please note that your application will be returned if any information is missing. If a Fund is unable to verify your identity, it may be required to close or not open your account. If you need help completing your application, please call Investor Services at (800) 221-4268.
      Please mail all account-related correspondence, including Account Applications, subsequent investments and written requests for redemption—

BOSTON FINANCIAL DATA

Services—Midwest (BFDS) BFDS

serves as the Funds’ transfer

agent. State Street Bank and

Trust Company is the custodian for

securities, cash and other assets

of the Funds.

ONLINE ACCOUNT ACCESS

You can set up an account online

by visiting our website,

www.roycefunds.com/invest.
by regular mail to:	by registered mail or overnight courier to:

The Royce Funds	The Royce Funds
c/o BFDS – Midwest	c/o BFDS – Midwest
PO Box 219012	330 West 9th Street
Kansas City, MO 64121-6012	Kansas City, MO 64105

How to Open an Account

You may open an account online at www.roycefunds.com/invest, by mail, or through a financial intermediary. Once you are a direct Royce Fund shareholder (that is, you opened your account directly through The Royce Funds and not through a financial intermediary), you can also open additional accounts online.

Online

You can set up an account online by visiting www.roycefunds.com/invest and selecting OPEN A NEW ACCOUNT. Please note that Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund, Royce Opportunity Select Fund and GiftShare Accounts in Royce Heritage Fund are not available for purchase online. (If you would like to invest in one of these Funds, you may do so by mail.)
     You can also download a Prospectus and Account Application from www.roycefunds.com/literature.
     Online account access also allows you to manage your account online once you have registered (see “Managing Your Account Online” below for more details).

By Mail
Complete and sign the enclosed Account Application. Make your check payable to The Royce Fund and mail it, together with your Application, to The Royce Funds, c/o BFDS (see mailing addresses above).

Special Notice To Non-U.S. Investors

The Funds do not offer their shares for sale outside of the United States. We mail prospectuses and other information to U.S. addresses only, and we can accept new account requests from U.S. addresses only.

Managing Your Account Online

Online account access allows you to open new accounts directly online and gives you the ability to manage your account(s) online. To access, or register for, online services go to www.roycefunds.com. First-time users need to register for the services by creating a Username and Password. Once registered, you can login with your unique Username. You then have the ability to:

1.	Check your most recent account value
2.	Sign up for eDelivery to have Prospectuses, Financial Reports, semiannual account statements, transaction confirmation statements, duplicate confirmation statements and tax forms e-mailed to you.
3.	Review your recent account history, including distributions
The Royce Fund Prospectus 2012 | 117

4. Change your address (a redemption restriction of 30 days applies)
5. Make subsequent purchases[1] ($50 minimum)
6. Exchange between funds[1]
7. Redeem fund shares[1] ($50,000 maximum)
8. Establish an Automatic Investment Plan
9. View average cost and tax summary information

[1]Options 5, 6 and 7 are not available for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund, Royce Opportunity Select Fund or GiftShare Accounts in Royce Heritage Fund. Bank information must be established on your account prior to purchasing shares.

About Online Security

Your Username and Password allow you to login and access portfolio information. Both your Username and Password are encrypted when you login to access your account.
    Royce & Associates uses industry best practices to ensure the confidentiality and safety of your information and transactions. Shareholders who wish to sign up for account access must have a secure web browser that uses Secure Sockets Layer (SSL) technology with 128-bit encryption. This helps to keep your use of account access confidential.

Your Username and Password are Encrypted

When you login, your Username and Password are both encrypted. Although you will not see an “https” address or the lock symbol at the bottom of your browser window until you have logged in, we assure you that your personal information is secure as it is accepted by our transfer agent’s secure server.

Three Wrong Passwords and You’re Out

We have limited to 3 the number of times that a user can enter an incorrect Password in order to deter unauthorized users. Once your Password has been entered incorrectly 3 times, you will be locked out of the system. To re-establish access, you need to telephone Shareholder Services at (800) 841-1180, Monday through Friday, 9 a.m. to 6 p.m. Eastern Time.
    Also, if there is no activity for 15 minutes, you will be automatically logged off the system. If you leave your computer unattended, this time-out feature helps to prevent an unauthorized user from accessing the account(s).

How to Purchase Additional Shares
You may purchase additional Fund shares online, by telephone, and by mail. (Please note that the minimum subsequent purchase amount for accounts in Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund is $100.)

Online

Once you have registered to access your account online, you can purchase Fund shares at www.roycefunds.com by logging in and selecting Purchase from the dropdown menu. Funds are debited from your bank checking account through ACH. ($50 minimum—bank information must be established on your account before purchasing shares.)

118 | The Royce Fund Prospectus 2012

By Telephone	AUTOMATED CLEARING HOUSE

Known as ACH, effects electronic

transfers between banks and Royce

Fund accounts. Before signing

up for any automated account

services, find out if your bank is

a member of ACH. Banks generally

charge no fees for ACH transactions.

Passbook savings accounts may

not be eligible for ACH services.

BANK WIRE

Transfers funds from one

financial institution to another

via the federal funds wire transfer

system. It is a fast and convenient

method, but some banks charge

a fee to send and/or receive wires.
To pay using the Automated Clearing House (ACH):

By establishing the Expedited Purchase option on your Account Application, a telephone call allows you to have funds automatically debited from your bank checking account through ACH. Call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call our automated Royce Infoline at (800) 78-ROYCE at any time to buy additional Fund shares ($50 minimum).

To pay by bank wire:

Call Shareholder Services between Monday and Friday at (800) 841-1180 before the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time). A Royce Representative will give you a confirming order number for your wire purchase.
    Please note that payments for wire purchases must be received on the same day on which the order is placed ($500 minimum).

Wiring instructions are:

State Street Bank and Trust Co., Inc. ABA # 011000028 Credit DDA # 9904-712-8 Name of Royce Fund–Investment or Service Class Confirming Order Number Account Name

By Mail

Make your check—$50 minimum—payable to The Royce Fund. Fill out the amount of your purchase on the investment form found at the bottom of your latest statement. If you do not have a form, simply write the name of the Fund in which you are investing and your account number clearly on the check. Mail to The Royce Funds, c/o BFDS (see mailing addresses on page 117).
    Please note that the Funds do not accept third-party checks, “starter” checks or money orders for initial or subsequent purchases.

Convenient Methods of Making Regular, Automatic Expedited Purchases

Select the following services on your Account Application or, if you have an existing Royce Funds account, call Investor Services at (800) 221-4268 for an enrollment form or download one at www.roycefunds.com/literature. You may also establish these services online.

Automatic Investment Plan
You can make regular purchases to your Royce Fund account directly from your bank account through ACH on a monthly or quarterly basis on the date you select ($50 minimum).

Direct Deposit Payroll Deduction Plan

You can make investments from your payroll or government check into your Royce Fund account each payment or pay period. Your employer must have direct deposit through ACH available for employees. You may cancel the option by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or of any financial institution transmitting payments. To sign up, you need to complete an Authorization for Direct Deposit form, which you can download by going to www.roycefunds.com/literature and clicking on Special Forms or by calling Investor Services at (800) 221-4268.

The Royce Fund Prospectus 2012 | 119

MEDALLION GUARANTEES	Important Information about Purchases

A medallion guarantee protects

shareholders and The Royce Fund

against fraudulent transactions.

You may obtain one at most banks

and brokerage firms. A notary

public cannot provide you with a

medallion guarantee.	•

If your check or wire does not clear, or if the Funds or their transfer agent do not receive payment for any telephone or online purchase, the transaction will be cancelled and you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered Royce Fund account as reimbursement for any loss.

• The Funds do not accept third-party checks, “starter” checks or money orders for initial or subsequent purchases.
•

In order to avoid lengthy processing delays caused by clearing foreign checks, the Funds will only accept a foreign check that has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank.

• The Funds reserve the right both to suspend the offering of Fund shares to new investors and to reject any specific purchase request.
•

You may have your bank account information taken from your initial investment check. Otherwise, you must include a voided check with your Account Application for Expedited Purchases and Redemptions. It can take up to three weeks to establish these services; you will receive confirmation of their activation by mail.

Important Information about Telephone and Online Transactions

Neither the Funds nor their transfer agent will be liable for following instructions reasonably believed to be genuine that are received by telephone or made online. The transfer agent uses certain procedures designed to confirm that instructions are genuine. Procedures may include requiring some form of personal identification prior to acting on the instructions, such as providing written confirmation of the transaction and/or recording incoming calls. If the Funds or their transfer agent do not follow such procedures, then they may be liable for any losses due to unauthorized or fraudulent transactions.

How to Sell Shares

You may sell shares in your account at any time and make requests online, by telephone and by mail. BFDS will generally send the proceeds within two business days of receiving the request.
    Redemptions from Royce-sponsored retirement plan accounts—IRA—and from accounts for which share certificates are outstanding must be made in writing.
    Certain other redemption requests must be made in writing and also require a medallion guarantee of the signature(s) of the shareholder(s). These include redemption requests for $50,000 or more, for a payee(s) other than the shareholder(s) or for proceeds to be sent to an address other than the address of record.

Online

Once you have registered to access your account at www.roycefunds.com, login and click the Fund you want to sell, and select Redeem from the Account Options dropdown menu. Proceeds may be sent by check, by bank wire or through ACH. (This service is not available for Royce Select Fund I, Select Fund II, Global Select Long/Short, Enterprise Select and Opportunity Select Funds, as well as for GiftShare Accounts in Royce Heritage Fund.)

120 | The Royce Fund Prospectus 2012

 By Telephone

For any amount less than $50,000, you may call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call the automated Royce Infoline at (800) 78-ROYCE at any time and BFDS will mail a check to the address of record on the account. You may also establish the Expedited Redemption option, which allows you to have proceeds sent to your bank by wire—usually credited within one business day—and/or by ACH—usually credited within two business days.

By Mail

Mail your letter to The Royce Funds, c/o BFDS (see page 117 for mailing addresses). Written requests must be in Good Order, meaning that the request meets the Fund’s legal and processing requirements.

All written requests to sell shares must contain at least the following to be in Good Order:
•	The name(s) and signature(s) of each shareholder named in the account registration with medallion guarantee(s) if required
•	The Fund name and account number
•	The dollar or share amount you want to sell
•	The address to which you want proceeds sent
•	Certificates, if you are holding any

In addition:
•

Trusts and Corporate Retirement Plan Accounts require a letter of instruction signed by the trustee(s) named in the account registration. Redemptions involving third parties, trustees not named in the account registration, successor trustees or other situations require additional documentation. Please call Shareholder Services at (800) 841-1180 with any questions.

•

Corporate Accounts require a letter of instruction signed by an officer of the corporation and a certified copy of a Corporate Resolution that authorizes the assigning officer to effect transactions. The same party cannot certify the Corporate Resolution and sign the letter of instruction.

•	Partnership/Sole Proprietorship Accounts require a letter of instruction signed by the general partner(s)/sole proprietor named in the account registration.
•	Nominee Accounts require a medallion-guaranteed letter of instruction signed by a general partner or a nominee facsimile stamp.
•

Transfer on Death Accounts require a medallion-guaranteed letter of instruction signed by the beneficiary(ies) named in the account registration, a certified copy of the deceased shareholder’s Death Certificate, a tax waiver if required by the deceased’s former state of residence and an affidavit signed by the beneficiary(ies) that states: “Under penalty of perjury, I/we swear that there are no known disputes as to the persons entitled to a distribution under the nonprobate transfer or the amounts to be distributed to each person and no known claims that would affect the distribution requested.”

•

Administrators/executors of shareholder estates must provide a medallion-guaranteed letter of instruction, certified copy of Letters Testamentary, which authorize the signing party to act on behalf of the deceased shareholder and, if required by the deceased’s state of former residence, a certified tax waiver.

If you have any questions about how to ensure that your written redemption request is in Good Order, please call Shareholder Services at (800) 841-1180, or e-mail us at www.roycefunds.com/contact.

The Royce Fund Prospectus 2012 | 121

Automatic Withdrawal Plan

This option allows you to automatically redeem shares from your Fund account and have the proceeds transferred directly to your bank account through ACH on a monthly, quarterly or annual basis on the 15th day of the month. You must have at least $25,000 in a Fund account to be eligible for this feature.

Important Information About Redemptions
• Telephone and online redemptions will not be permitted for 30 days after a change in the address of record.
•

If you are redeeming shares recently purchased by check or through ACH, proceeds may not be sent until payment for the purchase is collected, which may take up to 15 calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

•

If you have difficulty making a redemption by telephone or online, you may want to make your redemption request by regular or express mail (See “How to Sell Shares: By Mail” on page 121 for processing information). The Funds reserve the right to revise or terminate telephone or online account access redemption privileges at any time.

• The Funds may suspend redemption privileges or postpone payment when the NYSE is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
• The Funds will normally make redemptions in cash, but reserve the right to satisfy a redemption request by delivering shares of portfolio securities—redemption in kind—under certain circumstances.

How to Exchange Shares

You may make exchanges between Royce Funds in the same class, as well as between Funds in the Investment and Service Classes. However, you must meet a Fund Class’s minimum initial investment when you open an account by exchange. This is important because the minimum initial investment differs significantly for Investment Class shares of Royce Heritage, Dividend Value, Value, 100, Special Equity Multi-Cap, Low-Priced Stock, Value Plus, and Global Value Funds from that of the other Funds in the Investment and Service Classes (see ‘Purchasing Shares’ on page 110 for more information on minimum initial investment). Also, exchanges are not permitted to or from Royce Select Fund I, Select Fund II, Global Select Long/Short, Enterprise Select and Opportunity Select Funds, or to or from GiftShare Accounts in Royce Heritage Fund.
    You may make exchanges online, by telephone and by mail. An exchange involves a purchase and a redemption; therefore you may realize a taxable gain or loss. Exchanges are subject to the Funds’ early redemption fee and are permitted only if both the registration and the Social Security or Taxpayer Identification Number of the two accounts are identical. You may make an exchange only for shares of a class or series offered for sale in your state of residence. The Fund reserves the right to revise or suspend the exchange privilege at any time.

122 | The Royce Fund Prospectus 2012

 How to Transfer Ownership

You may transfer the ownership of any of your Fund shares to another person by writing to The Royce Funds, c/o BFDS.
    As with selling shares, your request must be in Good Order (see How To Sell Shares for information regarding Good Order). Please call Shareholder Services at (800) 841-1180 for instructions.

Statements and Reports
•

A confirmation statement is sent to you, electronically or by mail, each time there is a transaction in your account. You can also review your recent account history once you have registered for online account access.

• Year-to-date account statements are sent semiannually.
•
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via eDelivery. Please go to www.roycefunds.com/edelivery for more details.

Other Information
Certificates

Certificates for whole shares of Royce Pennsylvania Mutual, Total Return, Premier, Low-Priced Stock Funds, and Micro-Cap will be issued upon your request. The other Funds do not issue certificates. If a certificate is lost, stolen or destroyed, you may have to pay the expense to replace it. You must return certificates with any redemption request. For these reasons, the Funds generally discourage the issuing of certificates.

Minimum Account Balance

Due to the relatively high cost of maintaining low-balance accounts, The Funds reserve the right to redeem shares in the account of any Fund (except GiftShare Accounts in Royce Heritage Fund) if the account falls below the minimum initial investment because of redemptions by the shareholder.
    The Fund may notify you if, due to redemption(s), the balance in your account is less than the appropriate minimum initial investment (see page 110), or if you discontinue an Automatic Investment Plan before your account reaches the $2,000 minimum initial investment (this option is not available for Investment Class shares of Royce Heritage, Dividend Value, Value, 100, Special Equity Multi-Cap, Low-Priced Stock, Value Plus, and Global Value Funds). You would then have 60 days to increase your balance before the Fund would close your account.
    In each of the cases described above, the Fund would promptly pay redemption proceeds to the shareholder.

If you have any questions about the material in this Shareholder Guide, please call Investor Services at (800) 221-4268, or e-mail us at www.roycefunds.com.

The Royce Fund Prospectus 2012 | 123

This page was intentionally left blank.

124 | The Royce Fund Prospectus 2012

More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com/literature and by phone.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com/literature and by phone. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By mail: The Royce Funds, 745 Fifth Avenue, New York, NY 10151

By telephone: (800) 221-4268

Through the Internet: Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com/literature.

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from www.sec.gov.

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

 SEC File # 811-03599 ISI-PRO-0512

PROSPECTUS
Consultant, R and K Class Shares

MAY 1, 2012

Fund	Consultant	R	K	Fund	Consultant	R	K

Royce Pennsylvania Mutual Fund	RYPCX	RPMRX	RPMKX	Royce 100 Fund	—	ROHRX	ROHKX

Royce Heritage Fund	RYGCX	RHFRX	RHFKX	Royce Low-Priced Stock Fund	—	RLPRX	RLPKX

Royce Total Return Fund	RYTCX	RTRRX	RTRKX	Royce Opportunity Fund	ROFCX	ROFRX	ROFKX

Royce Premier Fund	RPRCX	RPRRX	RPRKX	Royce Value Plus Fund	RVPCX	RVPRX	RVPKX

Royce Special Equity Fund	RSQCX	—	—	Royce Micro-Cap Fund	RYMCX	—	—

Royce Value Fund	RVFCX	RVVRX	RVFKX	Royce Global Value Fund	RGVHX	RGVRX	RGVKX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

www.roycefunds.com

Royce Pennsylvania Mutual Fund	2
Royce Heritage Fund	5
Royce Total Return Fund	8
Royce Premier Fund	11
Royce Special Equity Fund	14
Royce Value Fund	17
Royce 100 Fund	20
Royce Low-Priced Stock Fund	23
Royce Opportunity Fund	26
Royce Value Plus Fund	29
Royce Micro-Cap Fund	32
Royce Global Value Fund	35
Financial Highlights	38
Investing in Smaller Companies	42
Investing in Foreign Securities	44
Management of the Funds	45
General Shareholder Information	48
Guide for Direct Shareholders	54

Consultant Class Shares of The Royce Funds are generally offered only through certain broker-dealers. R and K Class Shares of The Royce Funds are generally offered only through certain broker-dealers to “Retirement Plans” held on the books of the Funds through omnibus account arrangements.

The Royce Fund Prospectus 2012 | 1

Royce Pennsylvania Mutual Fund

Investment Goal Royce Pennsylvania Mutual Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.75%	0.75%	0.75%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.10%	0.26%	0.55%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	1.86%	1.52%	1.56%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the
	same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

Consultant	$189	$585	$1,006	$2,180

R	$155	$480	$829	$1,813

K	$159	$493	$850	$1,856


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

2 | The Royce Fund Prospectus 2012

Royce Pennsylvania Mutual Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and micro-cap companies (those with market capitalizations up to $2.5 billion) that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. The Fund generally invests in companies that Royce believes have excellent business strengths, high internal rates of return and low leverage.

     Normally, the Fund invests at least 65% of its net assets in the equity securities of such small-cap and micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for the Consultant Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.


During the period shown in the bar chart, the highest return for a calendar quarter was 22.56% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -26.40% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Consultant Class Return Before Taxes	-5.05%	0.64%	6.87%

Return After Taxes on
Distributions	-5.59	0.15	6.19

Return After Taxes on
Distributions and Sale of
Fund Shares	-2.57	0.48	5.92

R Class
Return Before Taxes	-4.77	0.96	7.57

K Class
Return Before Taxes	-4.78	1.15	7.67

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62


The Royce Fund Prospectus 2012 | 3

Royce Pennsylvania Mutual Fund (concluded)

     The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, manages the Fund, assisted by Jay S. Kaplan and Lauren A. Romeo. Mr. Royce has managed the Fund since 1972. Mr. Kaplan and Ms. Romeo have served as the Fund’s assistant portfolio managers since 2003 and 2006, respectively.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).

Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4 | The Royce Fund Prospectus 2012

Royce Heritage Fund

Investment Goal Royce Heritage Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Annual Trustee’s Fee–Applies Only to GiftShare Accounts	$50	N/A	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.28%	0.40%	0.41%
Acquired fund fees and expenses	0.03%	0.03%	0.03%

Total annual Fund operating expenses	2.31%	1.93%	1.69%

Fee waivers and/or expense reimbursements	0.00%	(0.06)%	(0.07)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.31%	1.87%	1.62%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes’ net annual operating expenses, other than acquired fund fees and expenses, at or below 1.84% and 1.59%, respectively, through April 30, 2013.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the R and K Classes in year one)
	remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

Consultant	$234	$721	$1,235	$2,646

R	$190	$600	$1,036	$2,249

K	$165	$526	$911	$1,992

	(Exclusive of $50 annual trustee’s fee per GiftShare Account.)

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.


The Royce Fund Prospectus 2012 | 5

Royce Heritage Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in equity securities of any market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion.

     Normally, the Fund invests at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Heritage Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.

     The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R and K Classes commenced operations on May 15, 2008. Performance information prior to these dates is for the Consultant Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.

During the period shown in the bar chart, the highest return for a calendar quarter was 28.62% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.06% (quarter ended 12/31/08).

6 | The Royce Fund Prospectus 2012

Royce Heritage Fund (continued)

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Consultant Class Return Before Taxes	-10.06%	1.52%	6.27%

Return After Taxes on Distributions	-10.77	0.67	4.94

Return After Taxes on Distributions and Sale of Fund Shares	-5.60	1.08	5.01

R Class
Return Before Taxes	-9.64	2.24	7.22

K Class
Return Before Taxes	-9.44	2.42	7.31

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62


     The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Certain immaterial adjustments were made to the net assets of the Fund at 12/30/11 for financial reporting purposes, and as a result the net asset values for shareholder transactions on that date and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, serves as the Fund’s lead portfolio manager. James J. Harvey and Steven G. McBoyle manage the Fund with him. They are assisted by Christopher D. Clark. Mr. Royce has managed the Fund since its inception. Mr. Harvey served as the Fund’s assistant portfolio manager between 2004 and 2010. He became portfolio manager in 2010. Mr. McBoyle became portfolio manager in 2012 and in 2011 served as assistant portfolio manager. Mr. Clark became assistant portfolio manager in 2011.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
     Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 7

Royce Total Return Fund

Investment Goals Royce Total Return Fund’s investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.96%	0.96%	0.96%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.11%	0.22%	0.23%
Acquired fund fees and expenses	0.03%	0.03%	0.03%

Total annual Fund operating expenses	2.10%	1.71%	1.47%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same.
	Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

Consultant	$213	$658	$1,129	$2,431

R	$174	$539	$928	$2,019

K	$150	$465	$803	$1,757

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

8 | The Royce Fund Prospectus 2012

Royce Total Return Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap and micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Of the more than 4,100 small-cap and micro-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small-cap and micro-cap securities.

      Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

      The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.

      Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities.

Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for the Consultant Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.

During the period shown in the bar chart, the highest return for a calendar quarter was 17.14% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.32% (quarter ended 12/31/08).

The Royce Fund Prospectus 2012 | 9

Royce Total Return Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Consultant Class
Return Before Taxes	-2.64%	0.56%	6.17%

Return After Taxes on
Distributions	-2.81	0.26	5.83

Return After Taxes on
Distributions and Sale of Fund Shares	-1.50	0.46	5.39

R Class
Return Before Taxes	-2.23	0.95	6.93

K Class
Return Before Taxes	-1.97	1.29	7.11

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62
     The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, and Jay S. Kaplan, Portfolio Manager and Principal of Royce, co-manage the Fund, assisted by George Necakov and Chris E. Flynn. Mr. Royce has managed the Fund since its inception. Mr. Kaplan served as the Fund’s assistant portfolio manager between 2005 and 2011. He began to co-manage the Fund in 2011. Mr. Necakov has served as the Fund’s assistant portfolio manager since 2005, and Mr. Flynn has served as assistant portfolio manager since 2007.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
     Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10 | The Royce Fund Prospectus 2012

Royce Premier Fund

Investment Goal Royce Premier Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.93%	0.93%	0.93%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.12%	0.23%	0.31%

Total annual Fund operating expenses	2.05%	1.66%	1.49%


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same.
	Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

Consultant	$208	$643	$1,103	$2,379

R	$169	$523	$902	$1,965

K	$152	$471	$813	$1,779



Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 11

Royce Premier Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $750 million to $2.5 billion. Royce looks for companies that it considers “premier”—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

      Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

      The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

      Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

      Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Consultant Class commenced operations on June 2, 2003, the R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant, R and K Classes have higher expenses than the Investment Class. If Consultant, R or K Class’s expenses had been reflected, total returns prior to their respective inception dates would have been lower.
      The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.


During the period shown in the bar chart, the highest return for a calendar quarter was 21.55% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -22.18% (quarter ended 12/31/08).

12 | The Royce Fund Prospectus 2012

Royce Premier Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Consultant Class Return Before Taxes	-1.80%	5.14%	9.47%

Return After Taxes on Distributions	-3.08	4.31	8.72

Return After Taxes on Distributions and Sale of Fund Shares	0.52	4.31	8.25

R Class
Return Before Taxes	-1.38	5.55	10.12

K Class
Return Before Taxes	-1.20	5.83	10.27

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62


Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, and W. Whitney George, Co-Chief Investment Officer, Managing Director and Portfolio Manager of Royce, co-manage the Fund, assisted by Lauren A. Romeo. Mr. Royce has managed the Fund since its inception; Mr. George has co-managed the Fund with him since 2002. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2006.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).

Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 13

Royce Special Equity Fund

Investment Goal Royce Special Equity Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.99%
Distribution (12b-1) fees	1.00%
Other expenses	0.17%

Total annual Fund operating expenses	2.16%


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$219	$676	$1,159	$2,493


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

14 | The Royce Fund Prospectus 2012

Royce Special Equity Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

      Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2011 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

The Fund’s intensive value approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Consultant Class commenced operations on June 2, 2003. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant Class has higher expenses than the Investment Class. If Consultant Class’s expenses had been reflected, total returns prior to June 2, 2003 would have been lower.


During the period shown in the bar chart, the highest return for a calendar quarter was 18.38% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -15.14% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Return Before Taxes	-0.93%	4.17%	8.35%

Return After Taxes on Distributions	-1.75	3.47	7.74

Return After Taxes on Distributions and Sale of Fund Shares	0.46	3.49	7.30

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62


     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800)-221-4268.

The Royce Fund Prospectus 2012 | 15

Royce Special Equity Fund (concluded)

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles R. Dreifus, Portfolio Manager and Principal of Royce, manages the Fund. Mr. Dreifus has managed the Fund since its inception.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

      You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16 | The Royce Fund Prospectus 2012

Royce Value Fund

Investment Goal Royce Value Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.17%	0.18%	0.29%

Total annual Fund operating expenses	2.17%	1.68%	1.54%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the
	same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

Consultant	$220	$679	$1,164	$2,503

R	$171	$530	$913	$1,987

K	$157	$486	$839	$1,834



Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 17

Royce Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and mid-cap companies with stock market capitalizations from $750 million to $5 billion that it believes are trading significantly below its estimate of their current worth. The Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage.

      Normally, the Fund invests at least 80% of its net assets in equity securities of such small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

      The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2011 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

      Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
      Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on September 14, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If Consultant or R Class’s expenses had been reflected, total returns prior to their respective inception dates would have been lower.

     The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.


During the period shown in the bar chart, the highest return for a calendar quarter was 22.59% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.36% (quarter ended 12/31/08).

18 | The Royce Fund Prospectus 2012

Royce Value Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Consultant Class
Return Before Taxes	-8.20%	1.85%	8.68%

Return After Taxes on
Distributions	-9.12	1.32	8.02

Return After Taxes on
Distributions and Sale of Fund Shares	-4.10	1.46	7.40

R Class
Return Before Taxes	-7.75	2.45	9.09

K Class
Return Before Taxes	-7.54	2.38	9.05

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62


Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. W. Whitney George, Co-Chief Investment Officer, Managing Director and Portfolio Manager of Royce, and Jay S. Kaplan, Portfolio Manager and Principal of Royce, co-manage the Fund, assisted by Lauren A. Romeo. Mr. Kaplan has co-managed the Fund since 2002; Mr. George has co-managed the Fund with him since 2004. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2008.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).

Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 19

Royce 100 Fund

Investment Goal Royce 100 Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%
Distribution (12b-1) fees	0.50%	0.25%
Other expenses	1.19%	0.41%

Total annual Fund operating expenses	2.69%	1.66%

Fee waivers and/or expense reimbursements	(0.85)%	(0.07)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.84%	1.59%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes’ net annual operating expenses at or below 1.84% and 1.59%, respectively, through April 30, 2013 and at or below 1.99% for the R Class through April 30, 2022.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the
	same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

R	$187	$610	$1,059	$2,305

K	$162	$517	$896	$1,960



Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

20 | The Royce Fund Prospectus 2012

Royce 100 Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap and/or mid-cap companies with stock market capitalizations up to $5 billion. Royce selects securities of approximately 100 “outstanding” micro-cap, small-cap and/or mid-cap companies—those that Royce believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

     Normally, the Fund invests at least 80% of its net assets in equity securities primarily issued by companies with stock market capitalizations up to $5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce 100 Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of smaller-company securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (K Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R and K Classes commenced operations on May 15, 2008. Performance information prior to this date is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The R Class has higher expenses than the Service Class. If R Class’s expenses had been reflected, total returns prior to May 15, 2008 for that Class would have been lower.
    The table also presents the impact of taxes on the Fund’s returns (K Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.


During the period shown in the bar chart, the highest return for a calendar quarter was 23.57% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.59% (quarter ended 9/30/11).

The Royce Fund Prospectus 2012 | 21

Royce 100 Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	Since Inception (6/30/03)

K Class Return Before Taxes	-6.75%	4.00%	9.93%

Return After Taxes on Distributions	-7.32	3.47	9.27

Return After Taxes on Distributions and Sale of Fund Shares	-3.64	3.31	8.55

R Class
Return Before Taxes	-6.88	3.81	9.82

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	7.45


Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, serves as the Fund’s lead portfolio manager. Lauren A. Romeo manages the Fund with him. Mr. Royce has managed the Fund since its inception. Ms. Romeo served as the Fund’s assistant portfolio manager between 2006 and 2010. She became portfolio manager in 2010.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    You may purchase or sell Fund shares only through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22 | The Royce Fund Prospectus 2012

Royce Low-Priced Stock Fund

Investment Goal
Royce Low-Priced Stock Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.11%	1.11%
Distribution (12b-1) fees	0.50%	0.25%
Other expenses	0.34%	0.32%
Acquired fund fees and expenses	0.02%	0.02%

Total annual Fund operating expenses	1.97%	1.70%

Fee waivers and/or expense reimbursements	(0.11)%	(0.09)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.86%	1.61%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes’ net annual operating expenses, other than acquired fund fees and expenses, at or below 1.84% and 1.59%, respectively, through April 30, 2013.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same.

Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

R	$189	$608	$1,052	$2,287

K	$164	$527	$915	$2,001

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 23

Royce Low-Priced Stock Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the low-priced equity securities of small-cap and micro-cap companies. We define as low-priced those companies whose average cost per share in the Fund’s portfolio is less than $25. Institutional investors generally do not make very low-priced equities (those trading at $10 or less per share) an area of their focus, and they may receive only limited broker research coverage. These conditions create opportunities to find securities with what Royce believes are strong financial characteristics trading significantly below its estimate of their current worth.
    Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of low-priced, small-cap and micro-cap securities are generally even more volatile and their markets are even less liquid than for securities with higher share prices or securities of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced smaller companies, larger-cap companies or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (R Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The R Class has higher expenses than the Service Class. If R Class’s expenses had been reflected, total returns prior to May 21, 2007 for that Class would have been lower.
    The table also presents the impact of taxes on the Fund’s returns (R Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation,

24 | The Royce Fund Prospectus 2012

Royce Low-Priced Stock Fund (concluded)

so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.


During the period shown in the bar chart, the highest return for a calendar quarter was 26.55% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -26.00% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

R Class Return Before Taxes	-14.86%	2.16%	7.12%

Return After Taxes on Distributions	-15.96	1.23	6.27

Return After Taxes on Distributions and Sale of Fund Shares	-8.19	1.70	6.12

K Class Return Before Taxes	-14.71	2.40	7.25

Russell 2000 Index (Reflects no deductions for fees, expenses or taxes)	-4.18	0.15	5.62

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. W. Whitney George, Co-Chief Investment Officer, Managing Director and Portfolio Manager of Royce, manages the Fund, assisted by James A. (Chip) Skinner III. Mr. George has managed the Fund since 2001. Mr. Skinner has served as the Fund’s assistant portfolio manager since 2004.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
     You may purchase or sell Fund shares only through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 25

Royce Opportunity Fund

Investment Goal
Royce Opportunity Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.24%	0.53%	0.21%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	2.25%	2.04%	1.47%

Fee waivers and/or expense reimbursements	0.00%	(0.19)%	0.00%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.25%	1.85%	1.47%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R Class’s net annual operating expenses, other than acquired fund fees and expenses, at or below 1.84% through April 30, 2013 and at or below 1.99% through April 30, 2022.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the R Class for the periods noted

above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years

Consultant	$228	$703	$1,205	$2,585

R	$188	$613	$1,064	$2,315

K	$150	$465	$803	$1,757

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

26 | The Royce Fund Prospectus 2012

Royce Opportunity Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion, in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities.
      Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations up to $2.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its assets in foreign securities.
      Normally, the Fund invests at least 65% of its net assets in equity securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
     The Fund’s opportunistic value approach may not be successful and could result in portfolio losses.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The

Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant, R and K Classes have higher expenses than the Investment Class. If Consultant, R or K Class’s expenses had been reflected, total returns prior to their respective inception dates would have been lower.


During the period shown in the bar chart, the highest return for a calendar quarter was 36.38% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -36.51% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Consultant Class Return Before Taxes	-13.91%	-1.17%	6.96%

Return After Taxes on Distributions	-14.17	-1.86	5.96

Return After Taxes on Distributions and Sale of Fund Shares	-8.72	-1.09	5.99

R Class Return Before Taxes	-13.62	-0.68	7.32

K Class Return Before Taxes	-13.25	-0.21	7.58

Russell 2000 Index (Reflects no deductions for fees, expenses or taxes)	-4.18	0.15	5.62


     The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider

The Royce Fund Prospectus 2012 | 27

Royce Opportunity Fund (concluded)

the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Boniface A. Zaino, Managing Director and Portfolio Manager of Royce, manages the Fund, assisted by William A. Hench. Mr. Zaino has managed the Fund since 1998. Mr. Hench has served as the Fund’s assistant portfolio manager since 2004.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
     Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.
     You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28 | The Royce Fund Prospectus 2012

Royce Value Plus Fund

Investment Goal Royce Value Plus Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.99%	0.99%	0.99%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.20%	0.96%	0.62%

Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	2.20%	2.46%	1.87%

Fee waivers and/or expense reimbursements	0.00%	(0.61)%	(0.27)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.20%	1.85%	1.60%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes’ net annual operating expenses, other than acquired fund fees and expenses, at or below 1.84% and 1.59%, respectively, through April 30, 2013 and at or below 1.99% for the R Class through April 30, 2022.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the R and K Classes for the periods
	noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

Consultant	$223	$688	$1,180	$2,534

R	$188	$613	$1,064	$2,315

K	$163	$562	$986	$2,168

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 29

Royce Value Plus Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Consistent with Royce’s value approach to investing, the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. The Fund also gives consideration to those companies that Royce believes have above-average growth prospects.

    Normally, the Fund invests at least 80% of its net assets in equity securities of such micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

    The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on September 14, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If Consultant or R Class’s expenses had been reflected, total returns prior to their respective inception dates would have been lower.

During the period shown in the bar chart, the highest return for a calendar quarter was 37.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -29.14% (quarter ended 12/31/08).

    The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are

30 | The Royce Fund Prospectus 2012

Royce Value Plus Fund (concluded)

 subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Consultant Class Return Before Taxes	-10.70%	-2.28%	8.91%

Return After Taxes on Distributions	-10.70	-2.61	8.34

Return After Taxes on Distributions and Sale of Fund Shares	-6.96	-2.05	7.61

R Class
Return Before Taxes	-10.40	-1.85	9.24

K Class
Return Before Taxes	-10.13	-1.62	9.36

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62


Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. James A. (Chip) Skinner III, Portfolio Manager and Principal of Royce, manages the Fund, assisted by W. Whitney George. Mr. Skinner co-managed the Fund between 2002 and 2007, and has been the Fund’s primary portfolio manager since 2008. Mr. George served as the Fund’s portfolio manager between 2001 and 2002 and co-manager between 2002 and 2007. He became assistant portfolio manager in 2008.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).

Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 31

Royce Micro-Cap Fund

Investment Goal
Royce Micro-Cap Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.30%
Distribution (12b-1) fees	1.00%
Other expenses	0.12%

Total annual Fund operating expenses	2.42%


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years

$245	$755	$1,291	$2,756

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

32 | The Royce Fund Prospectus 2012

Royce Micro-Cap Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of micro-cap companies, a universe of more than 3,000 companies with stock market capitalizations up to $750 million. Using its value approach, Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels.
     Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s benchmark index, and the Russell 2000 Index.
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.


During the period shown in the bar chart, the highest return for a calendar quarter was 30.46% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.65% (quarter ended 12/31/08).

The Royce Fund Prospectus 2012 | 33

Royce Micro-Cap Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Return Before Taxes	-12.86%	1.44%	7.85%

Return After Taxes on Distributions	-13.64	0.40	6.63

Return After Taxes on Distributions and Sale of Fund Shares	-7.48	0.96	6.57

Russell Microcap Index
(Reflects no deductions for
fees, expenses or taxes)	-9.27	-3.75	4.63

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62

Certain immaterial adjustments were made to the net assets of the Fund at 12/30/11 for financial reporting purposes, and as a result the net asset values for shareholder transactions on that date and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Jenifer L. Taylor, Portfolio Manager of Royce, manages the Fund, assisted by W. Whitney George and David A. Nadel. Ms. Taylor had served as assistant portfolio manager since 2004, co-managed the Fund since 2006 and became primary portfolio manager in 2009. Mr. Nadel has served as the Fund’s assistant portfolio manager since 2007. Mr. George has served as assistant portfolio manager since 2009.

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34 | The Royce Fund Prospectus 2012

Royce Global Value Fund

Investment Goal Royce Global Value Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%	1.25%	1.25%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.39%	0.27%	0.27%

Total annual Fund operating expenses	2.64%	2.02%	1.77%

Fee waivers and/or expense reimbursements	(0.20)%	(0.03)%	(0.03)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.44%	1.99%	1.74%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant, R and K Classes’ net annual operating expenses at or below 2.44%, 1.99% and 1.74%, respectively, through April 30, 2013.

Expenses for the R and K Classes have been estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same.
	Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

Consultant	$247	$801	$1,382	$2,959

R	$202	$631	$1,085	$2,346

K	$177	$554	$956	$2,081

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 35

Royce Global Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that generally a significant portion of the Fund’s assets will be invested in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion.

     Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Global Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
     To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
     The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2011 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global Small Cap Index, the Fund’s benchmark index. The Consultant Class commenced operations on May 2, 2011, and the R and K Classes commenced operations on March 21, 2012. Performance information prior to May 2, 2011 is for Service Class shares, not offered in this Prospectus, which have substantially similar

36 | The Royce Fund Prospectus 2012

Royce Global Value Fund (concluded)

returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If Consultant Class’s expenses had been reflected, total returns prior to its inception date would have been lower.
     The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

During the period shown in the bar chart, the highest return for a calendar quarter was 30.22% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.01% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	Since Inception (12/29/06)

Consultant Class Return Before Taxes	-19.15%	4.05%	4.05%

Return After Taxes on
Distributions	-19.21	3.85	3.85

Return After Taxes on
Distributions and Sale
of Fund Shares	-12.36	3.40	3.40

Russell Global Small Cap Index (Reflects no deductions for fees, expenses or taxes)	-14.03	-1.28	-1.28

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. W. Whitney George, Co-Chief Investment Officer, Managing Director and Portfolio Manager of Royce, and David A. Nadel, Portfolio Manager and Director of International Research of Royce, co-manage the Fund. Mr. George has managed the Fund since its inception. Mr. Nadel served as assistant portfolio manager from the Fund’s inception until 2009, when he began to co-manage the Fund with Mr. George.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 37


Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2011 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

			Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency			Distributions from Net Realized Gain on Investments and Foreign Currency						Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income		Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers		Portfolio Turnover Rate

Royce Pennsylvania Mutual Fund – Consultant Class
2011	$10.61	$(0.09)	$(0.45)	$(0.54)	$ –	$(0.38)	$(0.38)	$ –	$9.69	(5.05)%	$664,778	1.85%	1.85%	1.85%	(0.85)%	20%
2010	8.65	(0.03)	1.99	1.96	–	–	–	–	10.61	22.66	841,525	1.87	1.87	1.87	(0.36)	25
2009	6.40	(0.05)	2.30	2.25	–	–	–	–	8.65	35.16	757,734	1.89	1.89	1.89	(0.64)	23
2008	10.09	(0.04)	(3.55)	(3.59)	–	(0.10)	(0.10)	–	6.40	(35.52)	635,688	1.88	1.87	1.87	(0.46)	36
2007	10.89	(0.06)	0.27	0.21	–	(1.01)	(1.01)	–	10.09	1.73	1,164,136	1.89	1.88	1.88	(0.55)	43

Royce Pennsylvania Mutual Fund – R Class(a)
2011	$11.43	$(0.05)	$(0.50)	$(0.55)	$ –	$(0.38)	$(0.38)	$ –	$10.50	(4.77)%	$22,542	1.51%	1.51%	1.51%	(0.47)%	20%
2010	9.28	0.01	2.14	2.15	(0.00)	–	(0.00)	–	11.43	23.21	17,868	1.51	1.51	1.51	0.06	25
2009	6.87	(0.05)	2.46	2.41	–	–	–	–	9.28	35.08	9,808	1.95	1.95	1.84	(0.61)	23
2008	10.78	(0.00)	(3.81)	(3.81)	–	(0.10)	(0.10)	–	6.87	(35.28)	5,270	1.58	1.57	1.57	(0.03)	36
2007	12.71	(0.11)	(0.75)	(0.86)	(0.06)	(1.01)	(1.07)	–	10.78	(6.91)[1]	871	7.52 [2]	7.50 [2]	1.74 [2]	(0.42)[2]	43

Royce Pennsylvania Mutual Fund – K Class(b)
2011	$10.57	$(0.05)	$(0.46)	$(0.51)	$ –	$(0.38)	$(0.38)	$ –	$9.68	(4.78)%	$5,800	1.55%	1.55%	1.55%	(0.49)%	20%
2010	8.59	0.00	1.98	1.98	(0.00)	–	(0.00)	–	10.57	23.11	3,760	1.61	1.61	1.59	0.01	25
2009	6.34	(0.02)	2.27	2.25	–	–	–	–	8.59	35.49	1,920	1.79	1.79	1.59	(0.34)	23
2008	10.00	0.01	(3.57)	(3.56)	–	(0.10)	(0.10)	–	6.34	(35.53)[1]	694	12.12 [2]	12.12 [2]	1.59 [2]	0.13 [2]	36

Royce Heritage Fund – Consultant Class
2011	$12.50	$(0.11)	$(1.16)	$(1.27)	$ –	$(0.59)	$(0.59)	$ –	$10.64	(10.14)%	$13,850	2.28%	2.28%	2.28%	(0.91)%	51%
2010	10.14	(0.08)	2.73	2.65	–	(0.29)	(0.29)	–	12.50	26.22	12,801	2.36	2.36	2.36	(0.77)	66
2009	6.75	(0.09)	3.48	3.39	–	–	–	–	10.14	50.22	7,485	2.55	2.55	2.49	(1.05)	59
2008	11.10	(0.08)	(4.03)	(4.11)	–	(0.25)	(0.25)	0.01	6.75	(36.81)	4,609	2.69	2.68	2.49	(0.86)	128
2007	12.47	(0.17)	0.21	0.04	–	(1.42)	(1.42)	0.01	11.10	0.07	6,728	2.61	2.60	2.49	(1.33)	138

Royce Heritage Fund – R Class(b)
2011	$11.63	$(0.06)	$(1.07)	$(1.13)	$(0.04)	$(0.59)	$(0.63)	$ –	$9.87	(9.73)%	$4,081	1.90%	1.90%	1.84%	(0.45)%	51%
2010	9.43	(0.03)	2.55	2.52	(0.03)	(0.29)	(0.32)	–	11.63	26.84	1,909	2.22	2.22	1.84	(0.25)	66
2009	6.23	(0.05)	3.25	3.20	–	–	–	–	9.43	51.36	832	4.03	4.03	1.84	(0.56)	59
2008	10.00	(0.01)	(3.51)	(3.52)	–	(0.25)	(0.25)	–	6.23	(35.05)[1]	65	19.77 [2]	19.76 [2]	1.84 [2]	(0.27)[2]	128

Royce Heritage Fund – K Class(b)
2011	$11.68	$(0.04)	$(1.08)	$(1.12)	$(0.04)	$(0.59)	$(0.63)	$ –	$9.93	(9.53)%	$7,787	1.66%	1.66%	1.59%	(0.24)%	51%
2010	9.46	(0.03)	2.60	2.57	(0.06)	(0.29)	(0.35)	–	11.68	27.29	5,214	1.67	1.67	1.59	(0.00)	66
2009	6.24	(0.02)	3.24	3.22	–	–	–	–	9.46	51.60	287	5.82	5.82	1.59	(0.26)	59
2008	10.00	(0.00)	(3.51)	(3.51)	–	(0.25)	(0.25)	–	6.24	(34.95)[1]	65	19.53 [2]	19.53 [2]	1.59 [2]	(0.02)[2]	128

Royce Total Return Fund – Consultant Class
2011	$13.27	$0.02	$(0.37)	$(0.35)	$ –	$(0.15)	$(0.15)	$ –	$12.77	(2.64)%	$328,610	2.07%	2.07%	2.07%	0.15%	21%
2010	10.90	0.08	2.33	2.41	(0.04)	–	(0.04)	–	13.27	22.18	391,886	2.09	2.09	2.09	0.68	15
2009	8.76	0.07	2.12	2.19	(0.05)	–	(0.05)	–	10.90	25.12	366,367	2.12	2.12	2.12	0.78	20
2008	12.91	0.08	(4.18)	(4.10)	(0.05)	(0.00)	(0.05)	–	8.76	(31.83)	354,384	2.09	2.08	2.08	0.71	25
2007	13.73	0.04	0.17	0.21	(0.03)	(1.00)	(1.03)	–	12.91	1.35	648,191	2.08	2.07	2.07	0.30	27


38  |  The Royce Fund Prospectus 2012


Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2011 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net Asset Value, Beginning of Period		Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency		Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency						Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets

		Net Investment Income (Loss)		Total from Investment Operations			Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers		Portfolio Turnover Rate

Royce Total Return Fund – R Class(a)
2011	$13.28	$0.08	$(0.38)	$(0.30)	$(0.04)	$(0.15)	$(0.19)	$ –	$12.79	(2.23)%	$34,695	1.68%	1.68%	1.68%	0.62%	21%
2010	10.88	0.15	2.32	2.47	(0.07)	–	(0.07)	–	13.28	22.76	20,011	1.71	1.71	1.71	1.20	15
2009	8.74	0.10	2.10	2.20	(0.06)	–	(0.06)	–	10.88	25.43	6,450	1.85	1.85	1.84	1.05	20
2008	12.93	0.11	(4.19)	(4.08)	(0.11)	(0.00)	(0.11)	–	8.74	(31.67)	2,946	2.03	2.02	1.84	1.10	25
2007	14.89	(0.02)	(0.87)	(0.89)	(0.07)	(1.00)	(1.07)	–	12.93	(6.15)[1]	1,224	6.15 [2]	6.14 [2]	1.74 [2]	0.78 [2]	27

Royce Total Return Fund – K Class(c)
2011	$10.31	$0.09	$(0.30)	$(0.21)	$(0.05)	$(0.15)	$(0.20)	$ –	$9.90	(1.97)%	$177,812	1.44%	1.44%	1.44%	0.90%	21%
2010	8.47	0.13	1.81	1.94	(0.10)	–	(0.10)	–	10.31	23.08	95,319	1.43	1.43	1.43	1.46	15
2009	6.81	0.11	1.63	1.74	(0.08)	–	(0.08)	–	8.47	25.89	43,281	1.42	1.42	1.42	1.44	20
2008	10.00	0.02	(3.07)	(3.05)	(0.14)	(0.00)	(0.14)	–	6.81	(30.56)[1]	14,064	1.46 [2]	1.46 [2]	1.46 [2]	1.81 [2]	25

Royce Premier Fund – Consultant Class
2011	$18.81	$(0.21)	$(0.14)	$(0.35)	$ –	$(1.59)	$(1.59)	$ –	$16.87	(1.80)%	$59,766	2.05%	2.05%	2.05%	(1.07)%	18%
2010	15.24	(0.17)	4.01	3.84	–	(0.27)	(0.27)	–	18.81	25.24	71,686	2.08	2.08	2.08	(1.04)	10
2009	11.55	(0.15)	3.84	3.69	–	–	–	–	15.24	31.95	58,241	2.14	2.14	2.14	(1.13)	14
2008	16.57	(0.13)	(4.69)	(4.82)	–	(0.20)	(0.20)	–	11.55	(29.04)	28,977	2.12	2.11	2.11	(0.84)	11
2007	16.96	(0.13)	2.13	2.00	(0.09)	(2.30)	(2.39)	–	16.57	11.60	51,700	2.10	2.09	2.09	(0.70)	21

Royce Premier Fund – R Class(a)
2011	$19.91	$(0.14)	$(0.15)	$(0.29)	$(0.04)	$(1.59)	$(1.63)	$ –	$17.99	(1.38)%	$23,653	1.66%	1.66%	1.66%	(0.63)%	18%
2010	16.07	(0.11)	4.22	4.11	–	(0.27)	(0.27)	–	19.91	25.61	10,185	1.78	1.78	1.78	(0.64)	10
2009	12.15	(0.12)	4.04	3.92	–	–	–	–	16.07	32.26	2,634	2.26	2.26	1.84	(0.83)	14
2008	17.36	(0.08)	(4.93)	(5.01)	–	(0.20)	(0.20)	–	12.15	(28.81)	396	3.97	3.97	1.84	(0.54)	11
2007	20.38	(0.02)	(0.49)	(0.51)	(0.21)	(2.30)	(2.51)	–	17.36	(2.67)[1]	97	14.23 [2]	14.23 [2]	1.74 [2]	(0.18)[2]	21

Royce Premier Fund – K Class(b)
2011	$10.46	$(0.05)	$(0.09)	$(0.14)	$(0.06)	$(1.59)	$(1.65)	$ –	$8.67	(1.20)%	$8,776	1.49%	1.49%	1.49%	(0.46)%	18%
2010	8.53	(0.04)	2.24	2.20	–	(0.27)	(0.27)	–	10.46	25.86	3,845	1.63	1.63	1.59	(0.47)	10
2009	6.44	(0.05)	2.14	2.09	–	–	–	–	8.53	32.45	1,551	2.39	2.39	1.59	(0.60)	14
2008	10.00	(0.02)	(3.34)	(3.36)	–	(0.20)	(0.20)	–	6.44	(33.51)[1]	35	35.36 [2]	35.36 [2]	1.59 [2]	(0.38)[2]	11

Royce Special Equity Fund – Consultant Class
2011	$20.16	$(0.15)	$(0.05)	$(0.20)	$ –	$(1.08)	$(1.08)	$ –	$18.88	(0.93)%	$50,253	2.16%	2.16%	2.16%	(0.77)%	23%
2010	17.03	(0.04)	3.17	3.13	–	–	–	–	20.16	18.38	38,497	2.17	2.17	2.17	(0.22)	21
2009	13.42	(0.06)	3.67	3.61	–	–	–	–	17.03	26.90	20,891	2.23	2.23	2.23	(0.41)	10
2008	17.87	0.03	(3.72)	(3.69)	(0.01)	(0.75)	(0.76)	–	13.42	(20.46)	11,460	2.26	2.26	2.26	0.18	27
2007	19.43	(0.10)	0.86	0.76	–	(2.32)	(2.32)	–	17.87	3.63	15,778	2.20	2.19	2.19	(0.50)	29

Royce Value Fund – Consultant Class
2011	$12.21	$(0.11)	$(0.89)	$(1.00)	$ –	$(0.75)	$(0.75)	$ –	$10.46	(8.20)%	$36,104	2.17%	2.17%	2.17%	(0.94)%	35%
2010	9.84	(0.07)	2.44	2.37	–	–	–	–	12.21	24.09	35,167	2.18	2.18	2.18	(0.69)	35
2009	6.85	(0.09)	3.08	2.99	–	–	–	–	9.84	43.65	27,625	2.23	2.23	2.23	(1.09)	49
2008	10.50	(0.11)	(3.54)	(3.65)	–	–	–	–	6.85	(34.76)	15,915	2.29	2.28	2.28	(1.18)	41
2007	10.98	(0.16)	0.45	0.29	(0.09)	(0.69)	(0.78)	0.01	10.50	2.65	14,374	2.35	2.33	2.33	(1.05)	67


The Royce Fund Prospectus 2012  |  39


Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2011 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net Asset Value, Beginning of Period		Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency			Distributions from Net Realized Gain on Investments and Foreign Currency						Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets

		Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income		Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers		Portfolio Turnover Rate

Royce Value Fund – R Class(d)
2011	$12.54	$(0.06)	$(0.91)	$(0.97)	$(0.04)	$(0.75)	$(0.79)	$ –	$10.78	(7.75)%	$34,151	1.68%	1.68%	1.68%	(0.44)%	35%
2010	10.05	(0.02)	2.51	2.49	(0.00)	–	(0.00)	–	12.54	24.81	26,524	1.68	1.67	1.67	(0.16)	35
2009	6.97	(0.06)	3.14	3.08	–	–	–	–	10.05	44.19	6,114	2.08	2.08	1.84	(0.68)	49
2008	10.63	(0.06)	(3.62)	(3.68)	–	–	–	0.02	6.97	(34.43)	326	6.72	6.71	1.84	(0.68)	41
2007	11.64	(0.01)	(0.14)	(0.15)	(0.17)	(0.69)	(0.86)	–	10.63	(1.39)[1]	99	16.39 [2]	16.39 [2]	1.74 [2]	(0.26)[2]	67

Royce Value Fund – K Class(b)
2011	$10.54	$(0.03)	$(0.77)	$(0.80)	$(0.04)	$(0.75)	$(0.79)	$ –	$8.95	(7.54)%	$14,079	1.54%	1.54%	1.54%	(0.33)%	35%
2010	8.46	(0.00)	2.10	2.10	(0.02)	–	(0.02)	–	10.54	24.82	13,195	1.50	1.50	1.50	0.01	35
2009	5.91	(0.03)	2.58	2.55	–	–	–	–	8.46	43.15	4,721	1.73	1.73	1.59	(0.43)	49
2008	10.00	(0.01)	(4.08)	(4.09)	–	–	–	–	5.91	(40.90)[1]	1,550	9.63 [2]	9.63 [2]	1.59 [2]	(0.35)[2]	41

Royce 100 Fund – R Class(b)
2011	$11.72	$(0.10)	$(0.71)	$(0.81)	$ –	$(0.45)	$(0.45)	$ –	$10.46	(6.88)%	$3,469	2.70%	2.69%	1.84%	(0.88)%	27%
2010	9.52	(0.03)	2.34	2.31	–	(0.11)	(0.11)	–	11.72	24.26	1,358	2.22	2.21	1.84	(0.29)	27
2009	6.93	(0.05)	2.64	2.59	–	–	–	–	9.52	37.37	296	6.58	6.57	1.84	(0.56)	42
2008	10.00	(0.02)	(2.96)	(2.98)	–	(0.09)	(0.09)	–	6.93	(29.78)[1]	70	18.97 [2]	18.97 [2]	1.84 [2]	(0.44)[2]	72

Royce 100 Fund – K Class(b)
2011	$11.81	$(0.08)	$(0.72)	$(0.80)	$ –	$(0.45)	$(0.45)	$ –	$10.56	(6.75)%	$4,447	1.66%	1.66%	1.59%	(0.68)%	27%
2010	9.57	0.02	2.33	2.35	–	(0.11)	(0.11)	–	11.81	24.55	2,915	1.89	1.89	1.59	0.20	27
2009	6.94	(0.03)	2.66	2.63	–	–	–	–	9.57	37.90	186	5.78	5.78	1.59	(0.41)	42
2008	10.00	(0.01)	(2.96)	(2.97)	–	(0.09)	(0.09)	–	6.94	(29.68)[1]	95	17.55 [2]	17.55 [2]	1.59 [2]	(0.13)[2]	72

Royce Low-Priced Stock Fund – R Class(a)
2011	$18.05	$(0.19)	$(2.49)	$(2.68)	$(0.12)	$(1.20)	$(1.32)	$ –	$14.05	(14.86)%	$7,337	1.95%	1.95%	1.84%	(0.72)%	22%
2010	13.95	(0.12)	4.44	4.32	(0.08)	(0.14)	(0.22)	–	18.05	31.00	2,925	2.21	2.21	1.84	(0.67)	24
2009	9.11	(0.09)	4.92	4.83	(0.00)	–	(0.00)	0.01	13.95	53.13	1,134	3.02	3.02	1.84	(0.76)	22
2008	14.76	(0.05)	(5.33)	(5.38)	–	(0.27)	(0.27)	–	9.11	(36.22)	74	10.95	10.94	1.84	(0.42)	39
2007	18.69	(0.02)	(1.44)	(1.46)	(0.42)	(2.05)	(2.47)	–	14.76	(7.96)[1]	92	11.93 [2]	11.93 [2]	1.74 [2]	(0.28)[2]	30

Royce Low-Priced Stock Fund – K Class(b)
2011	$11.70	$(0.08)	$(1.63)	$(1.71)	$(0.14)	$(1.20)	$(1.34)	$ –	$8.65	(14.71)%	$8,719	1.68%	1.68%	1.59%	(0.48)%	22%
2010	9.09	(0.08)	2.93	2.85	(0.10)	(0.14)	(0.24)	–	11.70	31.44	4,782	1.78	1.78	1.59	(0.40)	24
2009	5.95	(0.10)	3.28	3.18	(0.04)	–	(0.04)	–	9.09	53.45	676	4.75	4.75	1.59	(0.44)	22
2008	10.00	(0.01)	(3.77)	(3.78)	–	(0.27)	(0.27)	–	5.95	(37.47)[1]	30	40.19 [2]	40.19 [2]	1.59 [2]	(0.19)[2]	39

Royce Opportunity Fund – Consultant Class
2011	$11.46	$(0.15)	$(1.45)	$(1.60)	$ –	$(0.19)	$(0.19)	$ –	$9.67	(13.91)%	$11,884	2.24%	2.24%	2.24%	(1.44)%	35%
2010	8.66	(0.15)	2.95	2.80	–	–	–	–	11.46	32.33	13,126	2.29	2.29	2.29	(1.56)	47
2009	5.42	(0.11)	3.35	3.24	–	–	–	–	8.66	59.78	7,500	2.45	2.45	2.45	(1.66)	44
2008	10.78	(0.07)	(4.95)	(5.02)	–	(0.34)	(0.34)	–	5.42	(46.40)	4,707	2.48	2.47	2.47	(0.74)	52
2007	12.90	(0.14)	(0.24)	(0.38)	–	(1.74)	(1.74)	–	10.78	(3.34)	7,982	2.48	2.46	2.46	(1.03)	50


40  |  The Royce Fund Prospectus 2012


Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2011 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net Asset Value, Beginning of Period		Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency			Distributions from Net Realized Gain on Investments and Foreign Currency						Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets

		Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income		Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers		Portfolio Turnover Rate

Royce Opportunity Fund – R Class(a)
2011	$11.78	$(0.10)	$(1.51)	$(1.61)	$ –	$(0.19)	$(0.19)	$ –	$9.98	(13.62)%	$3,088	2.03%	2.03%	1.84%	(0.98)%	35%
2010	8.86	(0.11)	3.03	2.92	–	–	–	–	11.78	32.96	1,407	2.88	2.88	1.84	(1.06)	47
2009	5.50	(0.07)	3.43	3.36	–	–	–	–	8.86	61.09	341	9.91	9.91	1.84	(1.05)	44
2008	11.02	(0.06)	(5.08)	(5.14)	(0.04)	(0.34)	(0.38)	–	5.50	(46.50)	64	18.28	18.27	1.84	(0.04)	52
2007	14.43	(0.08)	(1.57)	(1.65)	(0.02)	(1.74)	(1.76)	–	11.02	(11.77)[1]	88	14.59 [2]	14.59 [2]	1.74 [2]	(0.92)[2]	50

Royce Opportunity Fund – K Class(b)
2011	$10.98	$ (0.07)	$(1.39)	$(1.46)	$ –	$(0.19)	$(0.19)	$ –	$9.33	(13.25)%	$6,484	1.46%	1.46%	1.46%	(0.68)%	35%
2010	8.24	(0.07)	2.81	2.74	–	–	–	–	10.98	33.25	6,657	1.63	1.63	1.59	(0.76)	47
2009	5.11	(0.06)	3.19	3.13	–	–	–	–	8.24	61.25	286	6.85	6.85	1.59	(0.86)	44
2008	10.00	(0.00)	(4.51)	(4.51)	(0.04)	(0.34)	(0.38)	–	5.11	(44.92)[1]	24	44.39 [2]	44.39 [2]	1.59 [2]	(0.06)[2]	52

Royce Value Plus Fund – Consultant Class
2011	$12.99	$(0.19)	$(1.20)	$(1.39)	$ –	$ –	$ –	$ –	$11.60	(10.70)%	$20,245	2.19%	2.19%	2.19%	(1.50)%	49%
2010	10.93	(0.14)	2.20	2.06	–	–	–	–	12.99	18.85	30,279	2.16	2.16	2.16	(1.26)	48
2009	7.79	(0.09)	3.23	3.14	–	–	–	–	10.93	40.31	31,154	2.20	2.20	2.20	(0.98)	39
2008	13.65	(0.15)	(5.53)	(5.68)	–	(0.18)	(0.18)	–	7.79	(41.55)	26,024	2.21	2.21	2.21	(1.30)	42
2007	13.97	(0.20)	0.54	0.34	(0.09)	(0.58)	(0.67)	0.01	13.65	2.40	47,409	2.18	2.16	2.16	(1.18)	42

Royce Value Plus Fund – R Class (d)
2011	$13.24	$(0.15)	$(1.23)	$(1.38)	$(0.09)	$ –	$(0.09)	$ –	$11.77	(10.40)%	$1,079	2.45%	2.45%	1.84%	(1.12)%	49%
2010	11.13	(0.11)	2.26	2.15	(0.04)	–	(0.04)	–	13.24	19.34	942	2.75	2.75	1.84	(0.90)	48
2009	7.91	(0.06)	3.28	3.22	–	–	–	–	11.13	40.71	642	3.76	3.76	1.84	(0.70)	39
2008	13.80	(0.09)	(5.62)	(5.71)	–	(0.18)	(0.18)	–	7.91	(41.31)	331	6.62	6.62	1.84	(0.92)	42
2007	15.16	(0.03)	(0.57)	(0.60)	(0.18)	(0.58)	(0.76)	–	13.80	(4.05)[1]	96	16.18 [2]	16.18 [2]	1.74 [2]	(0.68)[2]	42

Royce Value Plus Fund – K Class(b)
2011	$ 9.77	$(0.08)	$(0.91)	$(0.99)	$ –	$ –	$ –	$ –	$ 8.78	(10.13)%	$501	1.86%	1.86%	1.59%	(0.86)%	49%
2010	8.22	(0.06)	1.67	1.61	(0.06)	–	(0.06)	–	9.77	19.55	1,851	1.88	1.88	1.59	(0.67)	48
2009	5.82	(0.03)	2.43	2.40	–	–	–	–	8.22	41.24	1,363	2.46	2.45	1.59	(0.38)	39
2008	10.00	(0.04)	(3.96)	(4.00)	–	(0.18)	(0.18)	–	5.82	(39.91)[1]	31	39.36 [2]	39.36 [2]	1.59 [2]	(0.75)[2]	42

Royce Micro-Cap Fund – Consultant Class
2011	$15.91	$(0.21)	$(1.84)	$(2.05)	$(0.05)	$(0.70)	$(0.75)	$ –	$13.11	(12.86)%	$134,752	2.42%	2.42%	2.42%	(1.41)%	35%
2010	12.45	(0.15)	3.74	3.59	(0.13)	–	(0.13)	–	15.91	28.85	181,746	2.43	2.43	2.43	(1.20)	36
2009	8.14	(0.13)	4.53	4.40	(0.09)	–	(0.09)	–	12.45	54.14	149,454	2.46	2.46	2.46	(1.30)	34
2008	14.51	0.00	(6.04)	(6.04)	–	(0.33)	(0.33)	–	8.14	(41.46)	103,038	2.45	2.45	2.45	0.02	43
2007	16.21	(0.16)	1.13	0.97	(0.27)	(2.40)	(2.67)	–	14.51	6.01	203,044	2.45	2.45	2.45	(1.06)	49

Royce Global Value Fund – Consultant Class(e)
2011	$15.66	$(0.09)	$(3.80)	$(3.89)	$(0.06)	$ –	$(0.06)	$ –	$11.71	(24.82)%[1]	$18,585	2.64%[2]	2.64%[2]	2.44%[2]	(0.77)%[2]	77%

(a)	The Class commenced operations on May 21, 2007.	(d)	The Class commenced operations on September 14, 2007.	[1]	Not annualized
(b)	The Class commenced operations on May 15, 2008.	(e)	The Class commenced operations on May 2, 2011.	[2]	Annualized
(c)	The Class commenced operations on May 1, 2008.

The Royce Fund Prospectus 2012  |  41

Smaller-capitalization stocks are those issued by companies with market capitalizations of up to $15 billion.

Market capitalization is the

number of a company’s outstanding

shares of stock multiplied by its

most recent closing price per share.

The Russell 2000 is an unmanaged

index of U.S. small-company

common stocks that Royce and

others use to benchmark the

performance of small-cap funds.

It includes the smallest 2,000

companies (based on market

capitalization) among the largest

3,000 companies tracked by

Russell Investments.
Investing in Smaller Companies

Micro-Cap, Small-Cap and Mid-Cap Stocks
Royce views the large and diverse universe of smaller companies available for investment by the Funds as having three investment segments or tiers—micro-cap, small-cap and mid-cap. Royce refers to the segment of companies with market capitalizations up to $750 million as micro-cap. We define the next tier, the small-cap universe, as those companies with market capitalizations between $750 million and $2.5 billion. Finally, Royce defines mid-cap as those companies with market caps between $2.5 billion and $15 billion.
    Smaller companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies.
    As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on the securities of smaller companies generally leads it to have a long-term investment outlook of at least two years for a portfolio security.
    The U.S. micro-cap segment consists of more than 3,000 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and Royce may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.
    The U.S. small-cap tier consists of more than 1,100 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices.
    Certain Funds in this Prospectus may also invest in U.S. mid-cap securities, which Royce defines as those companies with market capitalizations between $2.5 billion and $15 billion, a sector that includes more than 600 companies. In general, mid-caps share many of the same characteristics as those companies with market caps between $750 million and $2.5 billion. As a result, Royce normally employs a more concentrated approach when investing in these

42 | The Royce Fund Prospectus 2012

companies, holding proportionately larger positions in a relatively limited number of securities. The Funds may invest in other investment companies that invest in equity securities.
    The Funds may also invest in foreign securities to varying degrees. The foreign smaller company market consists of more than 33,000 companies located in developed countries. For more information regarding investing in foreign securities, see page 44.
Value Investing
Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects (especially in Royce Opportunity and Value Plus Funds) or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.
    Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.
    Royce’s value approach strives to reduce some of the other risks of investing in the securities of smaller companies (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. Royce Opportunity Fund may place less emphasis on balance sheet quality if other factors warrant, such as a company’s potential ability to generate free cash flow. Royce attempts to mitigate company-specific risk in its micro-cap investments by broadly diversifying its micro-cap holdings in Royce Pennsylvania Mutual, Total Return, Low-Priced Stock, Opportunity and Micro-Cap Funds.
    While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in micro-cap, small-cap and mid-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-37.
    Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad smaller-company stock market declines, it may also potentially have the effect of limiting gains in strong smaller-company up markets.

Temporary Investments
Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

The Royce Fund Prospectus 2012 | 43

Investing in Foreign Securities

Foreign Securities
For Funds that invest primarily in U.S. securities, Royce defines “foreign” as those equity securities of companies headquartered outside of the United States. For Royce Global Value Fund, Royce defines “foreign” as those equity securities of companies “located” outside of the United States. A company is deemed to be “located” outside of the United States if it is headquartered, organized and/or its stock principally trades outside of the United States. Royce believes that investing in foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in foreign securities may provide increased diversification by adding securities from various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends and (iii) whose stock markets do not generally move in a manner parallel to U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.
    The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment; sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries
The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in companies headquartered in developing, or emerging market, countries. Investments in securities of companies headquartered in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of a Fund’s assets denominated in such currencies. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies domiciled in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

44 | The Royce Fund Prospectus 2012

(From Left to Right) W. Whitney George, Boniface A. Zaino, Charles R. Dreifus and Charles M. Royce

Royce invests in the equity

securities of smaller companies

that are trading significantly

below our assessment of

their current worth, with the

expectation that their market

prices should increase toward

this estimate, resulting in capital

appreciation for Fund investors.

Management of the Funds
Royce & Associates, LLC (“Royce”) is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in smaller-company securities with a value approach for more than 35 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He serves as portfolio manager or co-manager for the following Funds in this Prospectus: Royce Pennsylvania Mutual, Heritage, Total Return, Premier and 100 Funds.
      W. Whitney George is the firm’s Co-Chief Investment Officer and a Managing Director and Vice President. He serves as portfolio manager, co-manager or assistant portfolio manager for Royce Premier, Value, Low-Priced Stock, Value Plus, Micro-Cap and Global Value Funds. Mr. George has been a Portfolio Manager at Royce since 2000. He has been employed by Royce since 1991.
      Royce’s senior investment staff includes the following portfolio managers: Boniface A. Zaino, Managing Director, who serves as portfolio manager for Royce Opportunity Fund; and Charles R. Dreifus, Principal, who serves as portfolio manager for Royce Special Equity Fund. Mr. Zaino joined Royce in 1998 as a Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in 1998 as a Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC.
      Royce’s investment staff also includes: George Necakov, Director of Quantitative Strategies, who serves as assistant portfolio manager for Royce Total Return Fund; Jay S. Kaplan, Principal, who serves as co-manager for Royce Total Return and Value Funds and assistant portfolio manager for Royce Pennsylvania Mutual Fund; James A. (Chip) Skinner, III, Principal, who serves as portfolio manager for Royce Value Plus Fund and assistant portfolio manager for Royce Low-Priced Stock Fund; Chris E. Flynn, Principal, who serves as assistant portfolio manager for Royce Total Return Fund; James J. Harvey, who serves as portfolio manager for Royce Heritage Fund; Jenifer L. Taylor, who serves as portfolio manager for Royce Micro-Cap Fund; William A. Hench, who serves as assistant portfolio manager for Royce Opportunity

The Royce Fund Prospectus 2012 | 45

Fund; Lauren A. Romeo, who serves as portfolio manager for Royce 100 Fund and assistant portfolio manager for Royce Pennsylvania Mutual, Premier and Value Funds; David A. Nadel, Director of International Research, who serves as co-manager for Royce Global Value Fund and assistant portfolio manager for Royce Micro-Cap Fund; Steven G. McBoyle, who serves as portfolio manager for Royce Heritage Fund; and Christopher D. Clark, who serves as assistant portfolio manager for Royce Heritage Fund. In addition, Francis D. Gannon and Dana Serman serve as assistant portfolio managers of Royce. Assistant portfolio managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s portfolio manager(s).
      Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003 and was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001) and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch. Mr. Flynn is an Assistant Portfolio Manager and Senior Analyst at Royce. He joined Royce in 1993 as an Analyst. Previously, he was Senior Vice President in the Arbitrage Division of Donaldson, Lufkin & Jenrette (1989-1992) and prior to that was in the Risk Arbitrage Department of Prudential-Bache Securities (1984-1989). Mr. Harvey joined Royce in 1999 as an Analyst. Ms. Taylor joined Royce in 2000 as an Analyst. Previously, she was an analyst at Credit Lyonnaise Securities (since 1999) and prior to that was an analyst for the Special Situations Fund (1994-1999).
      Mr. Hench joined Royce in 2002 as an Analyst. Previously, he was a Vice President of Institutional Sales at JP Morgan Chase (since 2000) and prior to that was a Director of Institutional Sales at Schroder & Co. (1994-2000). Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001) and an Analyst with T. Rowe Price Group (1996-2000). Mr. Nadel joined Royce in 2006. Previously, he was a Senior Portfolio Manager at Neuberger Berman, Inc. (2004-2006) and a Senior Analyst at Pequot Capital Management, Inc. (2001-2003). Mr. McBoyle joined Royce in 2007 as a Portfolio Manager. Previously, he was a Partner (2006-2007), Portfolio Manager (2005-2007) and Senior Research Analyst (2001-2004) at Lord Abbett and prior to that was a Vice President, Mergers & Acquisitions, at Morgan Stanley (2000-2001).
      Mr. Clark joined Royce in 2007 as Director of Alternative Investments. Previously, he was a Consultant at UBS (2004-2006). Mr. Gannon joined Royce in 2006. Previously, he was a Senior Vice President and Portfolio Manager at AIG SunAmerica Asset Management (1995-2006). Mr. Serman joined Royce in 2007. Previously, he was an Assistant Portfolio Manager at JHC Capital Management, LLC (2003-2007), an independent consultant (2001-2004) and an Analyst with Lazard Freres & Co., LLC (1999-2001).
     The Fund’s Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage and their ownership of shares in the Fund(s) that each manages.
      Royce Fund Services, Inc. (RFS) distributes the Funds’ shares pursuant to the terms of its distribution agreements with the Funds. The Royce Fund has adopted a distribution plan for the Consultant, R and K Classes under Rule 12b-1. Under this plan and the distribution agreements, the Consultant, R and K Classes are obligated to pay a fee to RFS of up to 1.00%, 0.50% and 0.25% per year of their respective average net assets. RFS uses this fee primarily to cover sales-related and account maintenance costs and to pay sales commissions and other fees

46  |  The Royce Fund Prospectus 2012

to broker-dealers that introduce investors to the Funds. Because these fees are paid out of each Fund’s assets in the Consultant, R and K Classes on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Neither the distribution plan nor the distribution agreements currently provide for any suspension or reduction of the 1.00%, 0.50% or 0.25% fees payable by the Consultant Class, R Class or K Class, respectively, of any Fund if it closes to new investors.
    State Street Bank and Trust Company is the custodian of the Funds’ securities, cash and other assets. Boston Financial Data Services–Midwest (“BFDS”) is the Funds’ transfer agent.

Investment Advisory Services Provided By Royce
 Royce receives advisory fees monthly as compensation for its services to the Funds. The annual rates of these fees, before any waiver to cap the expense ratios for certain Funds at specified levels as shown in the Fees and Expenses tables, are as follows:

 ANNUAL RATE OF FUND’S AVERAGE NET ASSETS
Royce Pennsylvania Mutual Fund
• 1.00% of the first $50,000,000
• 0.875% of the next $50,000,000
• 0.75% of any additional average net assets

 Royce Heritage, Total Return, Premier, Special Equity, Value, 100, Opportunity and Value Plus Funds
• 1.00% of the first $2,000,000,000
• 0.95% of the next $2,000,000,000
• 0.90% of the next $2,000,000,000
• 0.85% of any additional average net assets
Royce Low-Priced Stock Fund
• 1.15% of the first $2,000,000,000
• 1.10% of the next $2,000,000,000
• 1.05% of the next $2,000,000,000
• 1.00% of any additional average net assets

 Royce Micro-Cap Fund
• 1.30% of the first $2,000,000,000
• 1.25% of the next $2,000,000,000
• 1.20% of the next $2,000,000,000
• 1.15% of any additional average net assets

Royce Global Value Fund
• 1.25% of the first $2,000,000,000
• 1.20% of the next $2,000,000,000
• 1.15% of the next $2,000,000,000
• 1.10% of any additional average net assets

For 2011, the actual net fees paid to Royce on average net assets were 0.75% for Royce Pennsylvania Mutual Fund, 1.00% for Royce Heritage Fund, 0.96% for Royce Total Return Fund, 0.93% for Royce Premier Fund, 0.99% for Royce Special Equity Fund, 1.00% for Royce Value Fund, 1.00% for Royce 100 Fund, 1.11% for Royce Low-Priced Stock Fund, 1.00% for Royce Opportunity Fund, 0.99% for Royce Value Plus, 1.30% for Royce Micro-Cap Fund, and 1.25% for Royce Global Value Fund.

For a discussion of the basis of the Board of Trustees’ most recent approval of the Funds’ investment advisory agreements, please see the Funds’ Semiannual Report to Shareholders.

The Royce Fund Prospectus 2012 | 47

	Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period and includes the reinvestment of distributions.	General Shareholder Information

For a more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Consultant Class shares, please see the Guide for Direct Shareholders, which begins on page 54.

 Purchasing Shares
 Consultant Class Shares of The Royce Funds are generally offered only through certain broker-dealers, and R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” held on the books of the Funds through omnibus account arrangements. “Retirement Plans” include 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans and other similar employer-sponsored retirement plans and rollover accounts from such plans to individual retirement vehicle, such as Traditional and Roth IRAs. “Retirement Plans” do not include individual retirement vehicles, such as Traditional and Roth IRAs, Coverdell Education Savings Accounts, individual 403(b)(7) custodian accounts, Keogh plans or Section 529 college savings accounts. R and K Class shares are also not available to retail non-retirement accounts, SEPs, SARSEPs or SIMPLE IRAs.

	PURCHASING SHARES

	Minimum initial investments for Consultant Class shares purchased directly from The Royce Fund, excluding GiftShare Accounts in Royce Heritage Fund.[1]

	Account Type	Minimum

	Regular Account	$2,000

	IRA	$1,000

	Automatic Investment or Direct Deposit Plan Accounts	$1,000

	401(k) Accounts	None

	The minimum for subsequent investments is $50, regardless of account type.
	[1]The minimum initial investment for GiftShare Accounts in Royce Heritage Fund is $5,000.

    If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus.
    If you purchase Fund shares through a third party, the shares may be held in the name of that party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries that introduce investors to the Fund, provide the opportunity to distribute the Fund through their sales personnel, provide access

48 | The Royce Fund Prospectus 2012

to their sales personnel and branch offices, and/or provide certain administrative services to their customers who own Fund shares. These payments are sometimes referred to as “revenue sharing.” In addition, The Royce Fund’s Board of Trustees has authorized the Funds to compensate such third parties to the extent the Board has determined that any of the services which these parties render to a Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.
    Payments to third parties (each a “financial intermediary”) may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make a Fund available over other mutual funds. You may ask your intermediary about these differing interests and how it is compensated for administering your Fund investment. Revenue-sharing payments may benefit Royce to the extent that the payments result in more assets, on which fees are charged by Royce, being invested in a Fund.
    For the year ended December 31, 2011, Royce made payments for distribution and/or administrative services related to the Consultant, R, and K Class shares of the Funds in this Prospectus to broker-dealers, Retirement Plan Recordkeepers and other financial intermediaries out of its own resources in the amount of $605,697. More information about these arrangements can be found in the Fund’s Statement of Additional Information.
    In addition to regular accounts, Royce Heritage Fund offers GiftShare Accounts, which are trusts designed exclusively for gifting and estate planning. For more information on GiftShare Accounts, please call Investor Services at (800) 221-4268 or visit www.roycefunds.com for an information packet.
    The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

Customer Identification Program
 To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open a new account to buy shares of a Fund, the Fund or your financial intermediary may ask for your name, address, date of birth and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares
 You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

Contingent Deferred Sales Charge for Consultant Class Shares
 A 1.00% contingent deferred sales charge (“CDSC”) is assessed on new purchases of Consultant Class shares held for less than 365 days. The CDSC is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation. The CDSC is payable to RFS as compensation for its expenses in selling shares, including paying compensation to broker-dealers and other financial intermediaries.

The Royce Fund Prospectus 2012 | 49

    Each CDSC will be paid to RFS out of the proceeds otherwise payable to you. RFS generally pays broker-dealers and other financial intermediaries selling Consultant Class shares a commission of 1.00% of the purchase price of those shares, and RFS will retain the CDSC and an annual distribution/service fee of 1.00% of the average daily net assets of the Consultant Class shares not redeemed during such period. Starting on the 365th day after purchase, the third-party broker-dealers or other financial intermediaries will receive an annual distribution/service fee of up to 1.00% of the average daily net assets of the Consultant Class shares that they service.
    When you request a redemption, shares held for 365 days or longer, and therefore not subject to a CDSC, will be redeemed first.
You will not pay a CDSC on:
    • Exchanges between Consultant Classes of The Royce Funds
    • Shares acquired through reinvestment of distributions
    • Shares no longer subject to the contingent deferred sales charge
The CDSC will generally be waived for:
    • Participants in Automatic Investment or Withdrawal Plans
    • Certain profit sharing or retirement plans
    • Certain pre-approved group investment plans and charitable organizations
    • Omnibus or similar account customers of certain pre-approved broker-dealers and other institutions
    Please note that these exemptions may not be available to investors who hold Consultant Class shares through certain broker-dealers and other financial intermediaries. If you want to learn more about CDSC waivers, contact your Financial Advisor or consult the SAI.

Other Redemption Information
The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
    The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.
    The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
    The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund’s other shareholders.
    The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets,

50 | The Royce Fund Prospectus 2012

and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the “Policy”).
    The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into a Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Funds will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips.
    The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
    With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.
    Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value per Share
Net asset value per share (NAV) is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular

The Royce Fund Prospectus 2012 | 51

security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Funds value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. When fair value pricing is employed, the price of securities used by a Fund may differ from quotes or published prices for the same security. Certain bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.
    The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The NAV for each Class of a Fund is calculated as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) and is determined every day that the NYSE is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information on The Royce Funds’ website, www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 15 to 20 days after each calendar quarter end and remain available until the next quarter’s holdings are posted. The Funds’ portfolio holdings are also available on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the end of the Funds’ first and third quarters and can be obtained at www.sec.gov.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.roycefunds.com/edelivery for more details.

52 | The Royce Fund Prospectus 2012

Dividends, Distributions and Taxes
Royce Total Return Fund pays dividends, if any, from net investment income on a quarterly basis and make any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December.
    Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the applicable Fund. Unless your account is an IRA or is otherwise exempt from taxation, dividends and distributions will be taxable to you whether paid in cash or reinvested in additional shares. The tax character of distributions (as ordinary income or capital gain) is determined at the Fund level and is not related to how long you have owned a Fund’s shares.
    Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.
    If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.
    You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to you, even though the distribution is economically a return of part of your investment.
    The IRS requires that a Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.
    Always consult a tax advisor with questions about federal, state or local tax consequences.

The Royce Fund Prospectus 2012 | 53

This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Consultant Classes of The Royce Funds.

Guide For Direct Shareholders

Services and Policies
This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Consultant Classes of The Royce Funds. It also provides important policy information regarding Royce Fund accounts.
    If you purchase Fund shares through a third-party intermediary, such as a mutual fund supermarket, broker-dealer, bank or other financial intermediary, account minimums, fees, policies and procedures may differ from those described in this Guide. Fund shares purchased through a third-party intermediary may be held in the name of that party on the Fund’s books. Royce Fund Services, Inc. (RFS), the distributor of Fund shares, Royce & Associates, LLC, the Fund’s investment adviser, and/or the Funds may pay fees to broker-dealers, financial intermediaries and other service providers that introduce investors to the Funds and/or provide certain administrative services to its customers who own Fund shares.
    For information and policies on Individual Retirement Account (IRA) or GiftShare Accounts in Royce Heritage Fund, please refer also to the respective booklets that deal separately with them, as many services offered in this guide are not available for those types of accounts. You must use separate applications and other forms to open these accounts. Please call Investor Services at (800) 221-4268 or visit our website, www.roycefunds.com, to obtain these materials.

Account Information
The Funds pay their own management fees and other operating expenses as outlined in their respective Prospectuses.

Customer Identification and Verification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds may not open a new account without obtaining the following minimum identifying information for each person that opens a new account:
•  Full name
•  Date of birth
•  Permanent residential or business street address (a P.O. Box is not acceptable other than a     military P.O. Box)
•  Social Security or Taxpayer Identification Number
•  Additional information required for corporate accounts.
    Please note that your application will be returned if any information is missing. If a Fund is unable to verify your identity, it may be required to close or not open your account. If you need help completing your application, please call Investor Services at (800) 221-4268.

54 | The Royce Fund Prospectus 2012

Please mail all account-related correspondence, including Account Applications, subsequent investments and written requests for redemption—		BOSTON FINANCIAL DATA

by regular mail to:	by registered mail or overnight courier to:	Services—Midwest (BFDS) BFDS

serves as the Funds’ transfer

agent. State Street Bank and

Trust Company is the custodian for

securities, cash and other assets

of the Funds.

ONLINE ACCOUNT ACCESS

You can set up an account online

by visiting our website,

www.roycefunds.com.

The Royce Funds	The Royce Funds
c/o BFDS – Midwest	c/o BFDS – Midwest
PO Box 219012	330 West 9th Street
Kansas City, MO 64121-6012	Kansas City, MO 64105

How to Open an Account

You may open an account online at www.roycefunds.com/invest, by mail, or through a financial intermediary. Once you are a direct Royce Fund shareholder (that is, you opened your account directly through The Royce Funds and not through a financial intermediary), you can also open additional accounts online.

Online
You can set up an account online by visiting www.roycefunds.com/invest and selecting OPEN A NEW ACCOUNT.
You can also download a Prospectus and Account Application from www.roycefunds.com/literature.

    Online account access also allows you to manage your account online once you have registered (see “Managing Your Account Online” below for more details).

By Mail
Complete and sign the enclosed Account Application. Make your check payable to The Royce Fund and mail it, together with your Application, to The Royce Funds, c/o BFDS (see mailing addresses above).

Special Notice To Non-U.S. Investors
The Funds do not offer their shares for sale outside of the United States. We mail prospectuses and other information to U.S. addresses only, and we can accept new account requests from U.S. addresses only.

Managing Your Account Online
Online access allows you to open new accounts directly online and gives you the ability to manage your account(s) online. To access, or register for, online services go to www.roycefunds.com. First-time users need to register for the services by creating a Username and Password. Once registered, you can login with your unique Username. You then have the ability to:

1.	Check your most recent account value
2.	Sign up for eDelivery to have Prospectuses, Financial Reports, semiannual account statements, transaction confirmation statements, duplicate confirmation statements and tax forms e-mailed to you.
3.	Review your recent account history, including distributions
4.	Change your address (a redemption restriction of 30 days applies)
5.	Make subsequent purchases[1] ($50 minimum)
6.	Exchange between funds[1]
7.	Redeem fund shares[1] ($50,000 maximum)

The Royce Fund Prospectus 2012 | 55

AUTOMATED CLEARING HOUSE

Known as ACH, effects electronic

transfers between banks and Royce

Fund accounts. Before signing

up for any automated account

services, find out if your bank is a

member of ACH. Banks generally

charge no fees for ACH transactions.

Passbook savings accounts may

not be eligible for ACH services.	8. Establish an Automatic Investment Plan
9. View average cost and tax summary information

[1]Options 5, 6 and 7 are not available for GiftShare Accounts in Royce Heritage Fund. Bank information must be established on your account prior to purchasing shares.

About Online Security

Your Username and Password allow you to login and access portfolio information. Both your Username and Password are encrypted when you login to access your account.
    Royce & Associates uses industry best practices to ensure the confidentiality and safety of your information and transactions. Shareholders who wish to sign up for account access must have a secure web browser that uses Secure Sockets Layer (SSL) technology with 128-bit encryption. This helps to keep your use of account access confidential.

Your Username and Password are Encrypted

When you login, your Username and Password are both encrypted. Although you will not see an “https” address or the lock symbol at the bottom of your browser window until you have logged in, we assure you that your personal information is secure as it is accepted by our transfer agent’s secure server.

Three Wrong Passwords and You’re Out

We have limited to 3 the number of times that a user can enter an incorrect Password in order to deter unauthorized users. Once your Password has been entered incorrectly 3 times, you will be locked out of the system. To re-establish access, you need to telephone Shareholder Services at (800) 841-1180, Monday through Friday, 9 a.m. to 6 p.m. Eastern Time.
    Also, if there is no activity for 15 minutes, you will be automatically logged off the system. If you leave your computer unattended, this time-out feature helps to prevent an unauthorized user from accessing the account(s).

How to Purchase Additional Shares
You may purchase additional Fund shares online, by telephone, and by mail.

Online

Once you have registered to access your account online, you can purchase Fund shares by logging in and selecting Purchase from the dropdown menu. Funds are debited from your bank checking account through ACH. ($50 minimum—bank information must be established on your account before purchasing shares.)

By Telephone
To pay using the Automated Clearing House (ACH):

By establishing the Expedited Purchase option on your Account Application, a telephone call allows you to have funds automatically debited from your bank checking account through ACH. Call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call our automated Royce Infoline at (800) 78-ROYCE at any time to buy additional Fund shares ($50 minimum).

56 | The Royce Fund Prospectus 2012

To pay by bank wire:	BANK WIRE

Call Shareholder Services between Monday and Friday at (800) 841-1180 before the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time). A Royce Representative will give you a confirming order number for your wire purchase.
    Please note that payments for wire purchases must be received on the same day on which the order is placed ($500 minimum).

Transfers funds from one financial institution to another via the federal funds wire transfer system. It is a fast and convenient method, but some banks charge a fee to send and/or receive wires.

Wiring instructions are:

State Street Bank and Trust Co., Inc. ABA # 011000028 Credit DDA # 9904-712-8 Name of Royce Fund–Consultant Class Confirming Order Number Account Name

By Mail

Make your check—$50 minimum—payable to The Royce Fund. Fill out the amount of your purchase on the investment form found at the bottom of your latest statement. If you do not have a form, simply write the name of the Fund in which you are investing and your account number clearly on the check. Mail to The Royce Funds, c/o BFDS (see mailing addresses on page 55).
    Please note that the Funds do not accept third-party checks, “starter” checks or money orders for initial or subsequent purchases.

Convenient Methods of Making Regular, Automatic Expedited Purchases

Select the following services on your Account Application or, if you have an existing Royce Funds account, call Investor Services at (800) 221-4268 for an enrollment form or download one at www.roycefunds.com/literature. You may also establish these services online.

Automatic Investment Plan
You can make regular purchases to your Royce Fund account directly from your bank account through ACH on a monthly or quarterly basis on the date you select ($50 minimum).

Direct Deposit Payroll Deduction Plan

You can make investments from your payroll or government check into your Royce Fund account each payment or pay period. Your employer must have direct deposit through ACH available for employees. You may cancel the option by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or of any financial institution transmitting payments. To sign up, you need to complete an Authorization for Direct Deposit form, which you can download by going to www.roycefunds.com/literature and clicking on Special Forms or by calling Investor Services at (800) 221-4268.

Important Information about Purchases
•

If your check or wire does not clear, or if the Funds or their transfer agent do not receive payment for any telephone or online purchase, the transaction will be cancelled and you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered Royce Fund account as reimbursement for any loss.


The Royce Fund Prospectus 2012 | 57

MEDALLION GUARANTEES	• The Funds do not accept third-party checks, “starter” checks or money orders for initial or subsequent purchases.
A medallion guarantee protects

shareholders and The Royce Fund

against fraudulent transactions.

You may obtain one at most banks

and brokerage firms. A notary

public cannot provide you with a

medallion guarantee.	•

In order to avoid lengthy processing delays caused by clearing foreign checks, the Funds will only accept a foreign check that has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank.

• The Funds reserve the right both to suspend the offering of Fund shares to new investors and to reject any specific purchase request.
•

You may have your bank account information taken from your initial investment check. Otherwise, you must include a voided check with your Account Application for Expedited Purchases and Redemptions. It can take up to three weeks to establish these services; you will receive confirmation of their activation by mail.

Important Information about Telephone and Online Transactions

Neither the Funds nor their transfer agent will be liable for following instructions reasonably believed to be genuine that are received by telephone or made online. The transfer agent uses certain procedures designed to confirm that instructions are genuine. Procedures may include requiring some form of personal identification prior to acting on the instructions, such as providing written confirmation of the transaction and/or recording incoming calls. If the Funds or their transfer agent do not follow such procedures, then they may be liable for any losses due to unauthorized or fraudulent transactions.

How to Sell Shares

You may sell shares in your account at any time and make requests online, by telephone and by mail. BFDS will generally send the proceeds within two business days of receiving the request.
    Redemptions from Royce-sponsored retirement plan accounts—IRA—and from accounts for which share certificates are outstanding must be made in writing.
    Certain other redemption requests must be made in writing and also require a medallion guarantee of the signature(s) of the shareholder(s). These include redemption requests for $50,000 or more, for a payee(s) other than the shareholder(s) or for proceeds to be sent to an address other than the address of record.

Online

Once you have registered to access your account online at www.roycefunds.com, login, click the Fund you want to sell, and select Redeem from the Account Options dropdown menu. Proceeds may be sent by check, by bank wire or through ACH. (This service is not available for GiftShare Accounts in Royce Heritage Fund.)

By Telephone

For any amount less than $50,000, you may call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call the automated Royce Infoline at (800) 78-ROYCE at any time and BFDS will mail a check to the address of record on the account. You may also establish the Expedited Redemption option, which allows you to have proceeds sent to your bank by wire—usually credited within one business day—and/or by ACH—usually credited within two business days.

58 | The Royce Fund Prospectus 2012

By Mail
Mail your letter to The Royce Funds, c/o BFDS (see page 55 for mailing addresses). Written requests must be in Good Order, meaning that the request meets the Fund’s legal and processing requirements.

All written requests to sell shares must contain at least the following to be in Good Order:
•	The name(s) and signature(s) of each shareholder named in the account registration with medallion guarantee(s) if required
•	The Fund name and account number
•	The dollar or share amount you want to sell
•	The address to which you want proceeds sent
•	Certificates, if you are holding any

In addition:
•

Trusts and Corporate Retirement Plan Accounts require a letter of instruction signed by the trustee(s) named in the account registration. Redemptions involving third parties, trustees not named in the account registration, successor trustees or other situations require additional documentation. Please call Shareholder Services at (800) 841-1180 with any questions.

•

Corporate Accounts require a letter of instruction signed by an officer of the corporation and a certified copy of a Corporate Resolution that authorizes the assigning officer to effect transactions. The same party cannot certify the Corporate Resolution and sign the letter of instruction.

•	Partnership/Sole Proprietorship Accounts require a letter of instruction signed by the general partner(s)/sole proprietor named in the account registration.
•	Nominee Accounts require a medallion-guaranteed letter of instruction signed by a general partner or a nominee facsimile stamp.
•

Transfer on Death Accounts require a medallion-guaranteed letter of instruction signed by the beneficiary(ies) named in the account registration, a certified copy of the deceased shareholder’s Death Certificate, a tax waiver if required by the deceased’s former state of residence and an affidavit signed by the beneficiary(ies) that states: “Under penalty of perjury, I/we swear that there are no known disputes as to the persons entitled to a distribution under the nonprobate transfer or the amounts to be distributed to each person and no known claims that would affect the distribution requested.”

•

Administrators/executors of shareholder estates must provide a medallion-guaranteed letter of instruction, certified copy of Letters Testamentary, which authorize the signing party to act on behalf of the deceased shareholder and, if required by the deceased’s state of former residence, a certified tax waiver.

If you have any questions about how to ensure that your written redemption request is in Good Order, please call Shareholder Services at (800) 841-1180, or e-mail us at www.roycefunds.com/contact.

Automatic Withdrawal Plan

This option allows you to automatically redeem shares from your Fund account and have the proceeds transferred directly to your bank account through ACH on a monthly, quarterly or annual basis on the 15th day of the month. You must have at least $25,000 in a Fund account to be eligible for this feature.

The Royce Fund Prospectus 2012 | 59

Important Information About Redemptions
• Telephone and online redemptions will not be permitted for 30 days after a change in the address of record.
•

If you are redeeming shares recently purchased by check or through ACH, proceeds may not be sent until payment for the purchase is collected, which may take up to 15 calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

•

If you have difficulty making a redemption by telephone or online, you may want to make your redemption request by regular or express mail (See “How to Sell Shares: By Mail” on page 59 for processing information). The Funds reserve the right to revise or terminate telephone or online redemption privileges at any time.

• The Funds may suspend redemption privileges or postpone payment when the NYSE is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
• The Funds will normally make redemptions in cash, but reserve the right to satisfy a redemption request by delivering shares of portfolio securities—redemption in kind—under certain circumstances.

How to Exchange Shares

You may make exchanges between Royce Funds in the Consultant Class. However, you must meet the minimum initial investment when you open an account by exchange. Exchanges are not permitted to or from GiftShare Accounts in Royce Heritage Fund.
    You may make exchanges online, by telephone and by mail. An exchange involves a purchase and a redemption; therefore you may realize a taxable gain or loss. Exchanges are permitted only if both the registration and the Social Security or Taxpayer Identification Number of the two accounts are identical. You may make an exchange only for shares of a class or series offered for sale in your state of residence. The Fund reserves the right to revise or suspend the exchange privilege at any time.

How to Transfer Ownership

You may transfer the ownership of any of your Fund shares to another person by writing to The Royce Funds, c/o BFDS.
    As with selling shares, your request must be in Good Order (see How To Sell Shares for information regarding Good Order). Please call Shareholder Services at (800) 841-1180 for instructions.

Statements and Reports
•

A confirmation statement is sent to you, electronically or by mail, each time there is a transaction in your account. You can also review your recent account history once you have registered for online account access.

• Year-to-date account statements are sent semiannually.
•

The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via eDelivery. Please go to www.roycefunds.com/edelivery for more details.

60 | The Royce Fund Prospectus 2012

Other Information

Certificates

Certificates for whole shares of Royce Pennsylvania Mutual, Total Return, Premier, Low-Priced Stock and Micro-Cap Funds will be issued upon your request. The other Funds do not issue certificates. If a certificate is lost, stolen or destroyed, you may have to pay the expense to replace it. You must return certificates with any redemption request. For these reasons, the Funds generally discourage the issuing of certificates.

Minimum Account Balance

Due to the relatively high cost of maintaining low-balance accounts, The Funds reserve the right to redeem shares in the account of any Fund (except GiftShare Accounts in Royce Heritage Fund) if the account falls below the minimum initial investment because of redemptions by the shareholder.
    The Fund may notify you if, due to redemption(s), the balance in your account is less than the appropriate minimum initial investment (see page 48), or if you discontinue an Automatic Investment Plan before your account reaches the $2,000 minimum initial investment. You would then have 60 days to increase your balance before the Fund would close your account.
    In each of the cases described above, the Fund would promptly pay redemption proceeds to the shareholder.

If you have any questions about the material in this Shareholder Guide, please call Investor Services at (800) 221-4268, or e-mail us at www.roycefunds.com.

The Royce Fund Prospectus 2012 | 61

More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com/literature and by phone.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com/literature and by phone. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By mail: The Royce Funds, 745 Fifth Avenue, New York, NY 10151

By telephone: (800) 221-4268

Through the Internet: Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com/literature.

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from www.sec.gov.

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

 SEC File # 811-03599 CRK-PRO-0512

PROSPECTUS
W Class Shares

May 1, 2012

Fund

Royce Total Return Fund	RTRWX

Royce Premier Fund	RPRWX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

www.roycefunds.com

Royce Total Return Fund	2
Royce Premier Fund	5
Financial Highlights	8
Investing in Smaller Companies	9
Investing in Foreign Securities	10
Management of the Funds	12
General Shareholder Information	13

This Prospectus relates only to the W Class shares of The Royce Funds, which are designed for certain wrap fee programs offered through financial intermediaries.

The Royce Fund Prospectus 2012 | 1

Royce Total Return Fund

Investment Goals Royce Total Return Fund’s investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.96%
Distribution (12b-1) fees	0.00%
Other expenses	0.09%
Acquired fund fees and expenses	0.03%

Total annual Fund operating expenses	1.08%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return
	each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years


	$110	$343	$595	$1,317



Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

2 | The Royce Fund Prospectus 2012

Royce Total Return Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap and micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Of the more than 4,100 small-cap and micro-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small-cap and micro-cap securities.

     Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.

     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

 Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The W Class commenced operations on May 19, 2005. Performance information prior to that date is for the Investment Class, not offered in this Prospectus, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)


During the period shown in the bar chart, the highest return for a calendar quarter was 17.50% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.11% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Return Before Taxes	-1.58%	1.59%	7.27%

Return After Taxes on
Distributions	-1.91	1.08	6.73

Return After Taxes on
Distributions and Sale of
Fund Shares	-0.59	1.29	6.31

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider

The Royce Fund Prospectus 2012 | 3

Royce Total Return Fund (concluded)

the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, and Jay S. Kaplan, Portfolio Manager and Principal of Royce, co-manage the Fund, assisted by George Necakov and Chris E. Flynn. Mr. Royce has managed the Fund since its inception. Mr. Kaplan served as the Fund’s assistant portfolio manager between 2005 and 2011. He began to co-manage the Fund in 2011. Mr. Necakov has served as the Fund’s assistant portfolio manager since 2005, and Mr. Flynn has served as assistant portfolio manager since 2007.

How to Purchase and Sell Fund Shares
The Fund’s W Class shares are offered by financial intermediaries through certain wrap fee programs and to other institutional investors whose underlying beneficial accounts are maintained by the Fund’s transfer agent in omnibus accounts.

You may sell shares in your account at any time through your financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4 | The Royce Fund Prospectus 2012

Royce Premier Fund

Investment Goal Royce Premier Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.93%
Distribution (12b-1) fees	0.00%
Other expenses	0.07%

Total annual Fund operating expenses	1.00%


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return
	each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years


	$102	$318	$552	$1,225


Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

The Royce Fund Prospectus 2012 | 5

Royce Premier Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $750 million to $2.5 billion. Royce looks for companies that it considers “premier”—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

     Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

 Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The W Class commenced operations on May 19, 2005. Performance information prior to that date is for the Investment Class, not offered in this Prospectus, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)


During the period shown in the bar chart, the highest return for a calendar quarter was 22.03% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.94% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)

	1 Year	5 Year	10 Year

Return Before Taxes	-0.75%	6.27%	10.51%

Return After Taxes on
Distributions	-1.98	5.41	9.74

Return After Taxes on
Distributions and Sale
of Fund Shares	1.14	5.25	9.18

Russell 2000 Index
(Reflects no deductions for
fees, expenses or taxes)	-4.18	0.15	5.62
The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of

6 | The Royce Fund Prospectus 2012

Royce Premier Fund (concluded)

each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce, President and Co-Chief Investment Officer of Royce, and W. Whitney George, Co-Chief Investment Officer, Managing Director and Portfolio Manager of Royce, co-manage the Fund, assisted by Lauren A. Romeo. Mr. Royce has managed the Fund since its inception; Mr. George has co-managed the Fund with him since 2002. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2006.

How to Purchase and Sell Fund Shares
The Fund’s W Class shares are offered by financial intermediaries through certain wrap fee programs and to other institutional investors whose underlying beneficial accounts are maintained by the Fund’s transfer agent in omnibus accounts.

You may sell shares in your account at any time through your financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2012 | 7

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past five years. The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2011 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

ROYCE TOTAL RETURN FUND – W CLASS

Period Ended December 31,	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$13.19	$10.83	$8.71	$12.95	$13.76

Investment Operations
Net investment income (loss)	0.16	0.20	0.16	0.23	0.19

Net realized and unrealized gain (loss) on investments and foreign currency	(0.37)	2.32	2.10	(4.23)	0.18

Total from investment operations	(0.21)	2.52	2.26	(4.00)	0.37

Distributions
Distributions from net investment income	(0.14)	(0.16)	(0.14)	(0.24)	(0.18)

Distributions from net realized gain on investments and foreign currency	(0.15)	–	–	(0.00)	(1.00)

Total distributions	(0.29)	(0.16)	(0.14)	(0.24)	(1.18)

Shareholder Redemption Fees	–	–	–	–	–

Net Asset Value, End of Period	$12.69	$13.19	$10.83	$8.71	$12.95

Total Return	(1.58)%	23.44%	26.28%	(31.18)%	2.49%

Net Assets, End of Period (in thousands)	$132,488	$75,063	$48,058	$65,260	$250,178

Ratio of Expenses to Average Net Assets
Prior to fee waivers and balance credits	1.05%	1.09%	1.13%	1.08%	1.06%

Prior to fee waivers	1.05%	1.09%	1.13%	1.08%	1.06%

Net of fee waivers	1.05%	1.09%	1.13%	1.08%	1.06%

Ratio of Net Investment Income (Loss) to Average Net Assets	1.27%	1.74%	1.78%	1.66%	1.31%

Portfolio Turnover Rate	21%	15%	20%	25%	27%

ROYCE PREMIER FUND – W CLASS

Period Ended December 31,	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$20.40	$16.33	$12.25	$17.36	$17.67

Investment Operations
Net investment income (loss)	(0.01)	0.01	(0.01)	0.04	0.07

Net realized and unrealized gain (loss) on investments and foreign currency	(0.15)	4.33	4.09	(4.95)	2.21

Total from investment operations	(0.16)	4.34	4.08	(4.91)	2.28

Distributions
Distributions from net investment income	(0.08)	–	–	–	(0.29)

Distributions from net realized gain on investments and foreign currency	(1.59)	(0.27)	–	(0.20)	(2.30)

Total distributions	(1.67)	(0.27)	–	(0.20)	(2.59)

Shareholder Redemption Fees	–	–	–	–	–

Net Asset Value, End of Period	$18.57	$20.40	$16.33	$12.25	$17.36

Total Return	(0.75)%	26.61%	33.31%	(28.23)%	12.72%

Net Assets, End of Period (in thousands)	$549,648	$425,397	$319,120	$234,618	$332,720

Ratio of Expenses to Average Net Assets
Prior to fee waivers and balance credits	1.00%	1.02%	1.07%	1.04%	1.05%

Prior to fee waivers	1.00%	1.02%	1.07%	1.04%	1.05%

Net of fee waivers	1.00%	1.02%	1.07%	1.04%	1.05%

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.01)%	0.04%	(0.06)%	0.23%	0.34%

Portfolio Turnover Rate	18%	10%	14%	11%	21%


8 | The Royce Fund Prospectus 2012

Small-capitalization stocks are those issued by companies with market capitalizations of up to $2.5 billion.

Investing in Smaller Companies
Market capitalization is

the number of a company’s

outstanding shares of stock

multiplied by its most recent

closing price per share.

The Russell 2000 is an

unmanaged index of U.S.

small-company common stocks

that Royce and others use to

benchmark the performance of

small-cap funds. It includes the

smallest 2,000 companies (based

on market capitalization) among

the largest 3,000 companies

tracked by Russell Investments.

Small-Cap and Micro-Cap Stocks
Royce views the large and diverse universe of small-cap companies available for investment by Royce Premier and Total Return Funds as having two investment segments or tiers—small-cap and micro-cap. Royce defines the upper tier of the small-cap universe as those companies with market capitalizations between $750 million and $2.5 billion. We refer to the segment of companies with market capitalizations up to $750 million as micro-cap.
      Small-cap and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies.
     As a result, the purchase or sale of more than a limited number of shares of a small-cap or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on small- and micro-cap securities generally leads it to have a long-term investment outlook of at least two years for a portfolio security.
      The U.S. micro-cap segment consists of more than 3,000 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap securities, and Royce may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.
      The U.S. small-cap tier consists of more than 1,100 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. As a result, Royce normally employs a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities. The Funds may invest in other investment companies that invest equity securities.

The Royce Fund Prospectus 2012  |  9

      The Funds may also invest up to 25% of their respective net assets in foreign securities. The foreign smaller-company market consists of more than 33,000 companies located in developed countries. For more information regarding investing in foreign securities, see “Investing in Foreign Securities” below.

Value Investing
Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.
      Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.
      Royce’s value approach strives to reduce some of the other risks of investing in small- and micro-cap securities (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. Royce attempts to mitigate company-specific risk in its micro-cap investments by broadly diversifying its micro-cap holdings in Royce Total Return Fund.
      While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small-cap and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-7.
      Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

Temporary Investments
Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

Investing in Foreign Securities

Foreign Securities
Royce defines “foreign” as those equity securities of companies headquartered outside of the United States. Royce believes that investing in foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in foreign securities may provide increased diversification by adding securities from

10  |  The Royce Fund Prospectus 2012

various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends and (iii) whose stock markets do not generally move in a manner parallel to U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.
      The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment; sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries
The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in companies headquartered in developing, or emerging market, countries. Investments in securities of companies headquartered in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of a Fund’s assets denominated in such currencies. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies headquartered in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

The Royce Fund Prospectus 2012  |  11

 Charles M. Royce and W. Whitney George

Royce invests in the equity

securities of smaller companies

that are trading significantly

below our assessment of

their current worth, with the

expectation that their market

prices should increase toward

this estimate, resulting in capital

appreciation for Fund investors.

Management of the Funds
Royce & Associates, LLC (“Royce”) is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in smaller-company securities with a value approach for more than 35 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He serves as portfolio manager for Royce Total Return Fund and co-manager for Royce Premier Fund.
      W. Whitney George is the firm’s Co-Chief Investment Officer and a Managing Director and Vice President. He serves as co-manager for Royce Premier Fund. Mr. George has been a Portfolio Manager at Royce since 2000. He has been employed by Royce since 1991.
      Royce’s investment staff also includes: George Necakov, Director of Quantitative Strategies, who serves as assistant portfolio manager for Royce Total Return Fund; Jay S. Kaplan, Principal, who serves as co-manager for Royce Total Return Fund; Chris E. Flynn, Principal, who serves as assistant portfolio manager for Royce Total Return Fund; and Lauren A. Romeo, who serves as assistant portfolio manager for Royce Premier Fund.
      Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Flynn is an Assistant Portfolio Manager and Senior Analyst at Royce. He joined Royce in 1993 as an Analyst. Previously, he was Senior Vice President in the Arbitrage Division of Donaldson, Lufkin & Jenrette (1989-1992) and prior to that was in the Risk Arbitrage Department of Prudential-Bache Securities (1984-1989). Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001) and an Analyst with T. Rowe Price Group (1996-2000). Assistant portfolio managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s portfolio manager.

12  |  The Royce Fund Prospectus 2012

     The Fund’s Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage and their ownership of shares in the Fund(s) that each manages.
      Royce Fund Services, Inc. (“RFS”) distributes the Funds’ shares. State Street Bank and Trust Company is the custodian of the Funds’ securities, cash and other assets. Boston Financial Data Services–Midwest (“BFDS”) is the Funds’ transfer agent.

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to the Funds. The annual rate of these fees are as follows:
•    1.00% of the first $2,000,000,000
•    0.95% of the next $2,000,000,000
•    0.90% of the next $2,000,000,000
•    0.85% of any additional average net assets
     For 2011, the actual net fees paid to Royce on average net assets were 0.96% for Royce Total Return Fund and 0.93% for Royce Premier Fund.
     For a discussion of the basis of the Board of Trustees’ most recent approval of the Fund’s investment advisory agreements, please see the Funds’ Semiannual Report to Shareholders.

General Shareholder Information

Purchasing Shares
W Class shares are offered by financial intermediaries through certain wrap fee programs and to other institutional investors whose underlying beneficial accounts are maintained by the Fund’s transfer agent in omnibus accounts.
      If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus. Fund shares purchased through a third party may be held in the name of that party on the Fund’s books. Royce may compensate broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries that introduce investors to the Fund, provide the opportunity to distribute the Fund through their sales personnel, provide access to their sales personnel and branch offices, and/or provide certain administrative services to their customers who own Fund shares. These payments are sometimes referred to as “revenue sharing.”
      Payments to third parties (each a “financial intermediary”) may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make a Fund available over other mutual funds. You may ask your intermediary about these differing interests and how it is compensated for administering your Fund investment. Revenue-sharing payments may benefit Royce to the extent that the payments result in more assets, on which fees are charged by Royce, being invested in a Fund. More information about these arrangements can be found in the Fund’s Statement of Additional Information.
      W Class shares are primarily intended for omnibus accounts in excess of $1,000,000. Certain accounts (for example, certain retirement plans) may be subject to lower minimum initial investments. Contact Royce with any questions regarding investment options.
      The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

The Royce Fund Prospectus 2012  |  13

Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period and includes the reinvestment of distributions.

Customer Identification Program
 To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open a new account to buy shares of a Fund, the Fund or your financial intermediary may ask for your name, address, date of birth and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares
 You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

Other Redemption Information
 The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
      The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.
      The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
      The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
 Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund’s other shareholders.
      The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the “Policy”).
      The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have

14  |  The Royce Fund Prospectus 2012

engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into a Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Funds will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips.
      The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
      With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.
      Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value per Share
Net asset value per share (NAV) is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a

The Royce Fund Prospectus 2012  |  15

security, it may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Funds value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. When fair value pricing is employed, the price of securities used by a Fund may differ from quotes or published prices for the same security. Certain bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.
      The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The NAV for each Class of a Fund is calculated as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) and is determined every day that the NYSE is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information on The Royce Funds’ website, www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 15 to 20 days after each calendar quarter end and remain available until the next quarter’s holdings are posted. The Funds’ portfolio holdings are also available on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the end of the Funds’ first and third quarters and can be obtained at www.sec.gov.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.roycefunds.com/edelivery for more details.

Dividends, Distributions and Taxes
Royce Total Return Fund pays dividends, if any, from net investment income on a quarterly basis and make any distributions from net realized capital gains annually in December. Royce Premier Fund pays any dividends from net investment income and make any distributions from net realized capital gains each year in December.

16  |  The Royce Fund Prospectus 2012

     Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the applicable Fund. Dividends and distributions will be taxable to you whether paid in cash or reinvested in additional shares. The tax character of distributions (as ordinary income or capital gain) is determined at the Fund level and is not related to how long you have owned a Fund’s shares.
      Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.
      If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.
     You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to you, even though the distribution is economically a return of part of your investment.
      The IRS requires that a Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.
      Always consult a tax advisor with questions about federal, state or local tax consequences.

The Royce Fund Prospectus 2012  |  17

More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com/literature and by phone.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com/literature and by phone. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By mail: The Royce Funds, 745 Fifth Avenue, New York, NY 10151

By telephone: (800) 221-4268

Through the Internet: Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com/literature.

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from www.sec.gov.

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

 SEC File # 811-03599 W-PRO-0512


TRF-SAI-050112


THE ROYCE FUND
STATEMENT OF ADDITIONAL INFORMATION

THE ROYCE FUND (the “Trust”), a Delaware statutory trust, is a diversified open-end registered management investment company, which offers investors the opportunity to invest in thirty portfolios or series. The thirty series (each, a “Fund” and collectively, the “Funds”), the share classes they offer and their related ticker symbols are:


Royce Pennsylvania Mutual Fund—Investment (PENNX), Service (RYPFX), Institutional (RPMIX), Consultant (RYPCX), R (RPMRX) and K (RPMKX)
Royce Micro-Cap Fund—Investment (RYOTX), Service (RMCFX) and Consultant (RYMCX)
Royce Premier Fund—Investment (RYPRX), Service (RPFFX), Institutional (RPFIX), Consultant (RPRCX), R (RPRRX), K (RPRKX), and W (RPRWX)
Royce Low-Priced Stock Fund—Investment (RLPHX), Service (RYLPX), Institutional (RLPIX), R (RLPRX) and K (RLPKX)
Royce Total Return Fund—Investment (RYTRX), Service (RYTFX), Institutional (RTRIX), Consultant (RYTCX), R (RTRRX), K (RTRKX) and W (RTRWX)
Royce Heritage Fund— Investment (RHFHX), Service (RGFAX), Institutional, Consultant (RYGCX), R (RHFRX) and K (RHFKX)
Royce Opportunity Fund—Investment (RYPNX), Service (RYOFX), Institutional (ROFIX), Consultant (ROFCX), R (ROFRX) and K (ROFKX)
Royce Special Equity Fund—Investment (RYSEX), Service (RSEFX),   Institutional (RSEIX) and Consultant (RSQCX)
Royce Value Fund—Investment (RVVHX),
Service (RYVFX), Institutional (RVFIX), Consultant (RVFCX),  R (RVVRX) and K (RVFKX)
Royce Value Plus Fund—Investment (RVPHX), Service (RYVPX), Institutional (RVPIX), Consultant (RVPCX),  R (RVPRX)  and K (RVPKX)

Royce 100 Fund —Investment (ROHHX), Service (RYOHX), Institutional, R (ROHRX) and K (ROHKX)
Royce Micro-Cap Discovery Fund—Service (RYDFX)
Royce Financial Services Fund—Service (RYFSX)
Royce Dividend Value Fund—Investment (RDVIX) and Service (RYDVX)
Royce Select Fund I—Investment (RYSFX)
Royce Select Fund II—Investment (RSFDX)
Royce Global Select Long/Short Fund—Investment (RSFTX)
Royce Global Value Fund—Investment (RGVIX), Service (RIVFX), Consultant (RGVHX), R (RGVRX) and K (RGVKX)
Royce European Smaller-Companies Fund—Service (RISCX)
Royce SMid-Cap Value Fund—Service (RMVSX)
Royce Enterprise Select Fund—Investment (RMISX)
Royce International Smaller-Companies Fund—Service (RYGSX)
Royce Focus Value Fund—Service (RYFVX)
Royce Partners Fund—Service (RPTRX)
Royce Mid-Cap Fund—Service (RMIDX)
Royce Opportunity Select Fund—Investment (ROSFX)
Royce Global Dividend Value Fund— Service (RGVDX)
Royce International Premier Fund—Service (RYIPX)
Royce International Micro-Cap Fund—Service (ROIMX)
Royce Special Equity Multi-Cap Fund— Investment (RSMCX), Service (RSEMX) and Institutional (RMUIX)

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust’s current Prospectuses dated May 1, 2012. Please retain this document for future reference. The audited financial statements included in the Funds’ Annual Reports to Shareholders for the fiscal year ended December 31, 2011 (Accession #0000949377-12-000201) are incorporated herein by reference. To obtain an additional copy of a Prospectus or Annual Report to Shareholders for any of the Funds, without a charge, please call Investor Information at (800) 221-4268.


Investment Adviser	Transfer Agent
Royce & Associates, LLC ("Royce")	Boston Financial Data Services, Inc.

Distributor	Custodian
Royce Fund Services, Inc. ("RFS")	State Street Bank and Trust Company


May 1, 2012




OTHER INVESTMENT STRATEGIES

In addition to the principal investment strategies described in their respective Prospectuses, each Fund may invest the balance of its assets as described below.

ROYCE PENNSYLVANIA MUTUAL FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities. This Fund does not focus its investments in companies that do business in the State of Pennsylvania.


ROYCE MICRO-CAP FUND - in securities of companies with stock market capitalizations above $750 million and non-convertible preferred stocks and debt securities.

ROYCE PREMIER FUND - in securities of companies with stock market capitalizations below $750 million and above $2.5 billion, non-convertible preferred stocks and debt securities.


ROYCE LOW-PRICED STOCK FUND - in stocks of companies with prices higher than $25 per share or market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE TOTAL RETURN FUND - in securities with stock market capitalizations above $2.5 billion, non-dividend-paying common stocks and non-convertible securities.

ROYCE HERITAGE FUND - in securities of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY FUND - in common stocks and convertible securities of companies with market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.


ROYCE VALUE FUND - in securities of companies with stock market capitalizations below $750 million and above $5 billion and non-convertible preferred stocks and debt securities.


ROYCE VALUE PLUS FUND - in securities of companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE 100 FUND - in securities of companies with stock market capitalizations above $5 billion, non-convertible preferred stocks and debt securities.


ROYCE MICRO-CAP DISCOVERY FUND - in securities of companies with stock market capitalizations above $750 million and non-convertible preferred stocks and debt securities.


ROYCE FINANCIAL SERVICES FUND - in securities of non-financial services companies, securities of financial services companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE DIVIDEND VALUE FUND - in securities with stock market capitalizations above $5 billion, non-dividend paying common stocks and non-convertible securities.

ROYCE SELECT FUND I - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE SELECT FUND II - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.


ROYCE GLOBAL SELECT LONG/SHORT FUND - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.


ROYCE GLOBAL VALUE FUND - in non-convertible preferred stocks and debt securities.

ROYCE EUROPEAN SMALLER-COMPANIES FUND - in equity securities of companies with market capitalizations above $5 billion, non-European equity securities, non-convertible preferred stocks and debt securities.


ROYCE SMID-CAP VALUE FUND - in equity securities of companies with market capitalizations below $750 million and above $10 billion, non-convertible preferred stocks and debt securities.

ROYCE ENTERPRISE SELECT FUND - in stocks of companies with market capitalizations below $750 million and above $15 billion, non-convertible preferred stocks and debt securities.


ROYCE INTERNATIONAL SMALLER-COMPANIES FUND - in equity securities of companies with market capitalizations above $5 billion, U.S. equity securities, non-convertible preferred stocks and debt securities.

ROYCE FOCUS VALUE FUND - in equity securities of companies with market capitalizations above $10 billion, non-convertible preferred stocks and debt securities.

ROYCE PARTNERS FUND - in equity securities of companies with market capitalizations above $10 billion, non-convertible preferred stocks and debt securities.

ROYCE MID-CAP FUND - in equity securities of companies with market capitalizations below $2.5 billion and above $15 billion, non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY SELECT FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE GLOBAL DIVIDEND VALUE FUND - in securities with stock market capitalizations above $5 billion, non-dividend paying common stocks and non-convertible securities.


ROYCE INTERNATIONAL PREMIER FUND - in securities of companies with stock market capitalizations below $750 million and above $2.5 billion, U.S. equity securities, and non-convertible preferred stocks and debt securities.

ROYCE INTERNATIONAL MICRO-CAP FUND - in securities of companies with stock market capitalizations above $750 million, U.S. equity securities, and non-convertible preferred stocks and debt securities.


ROYCE SPECIAL EQUITY MULTI-CAP FUND - in common stocks and convertible securities of companies with market capitalizations below $5 billion and non-convertible preferred stocks and debt securities.

INVESTMENT POLICIES AND LIMITATIONS

Listed below are the Funds' fundamental investment policies and limitations. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after or at the time of the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

A Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval.

No Fund may, as a matter of fundamental policy:


1.

Issue any senior securities, except that in the case of Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund, collateral arrangements with respect to short sales shall not be considered to be the issuance of a senior security for purposes of this restriction;

2.

Purchase securities on margin or write call options on its portfolio securities, except for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund, each of which is not subject to the restriction on writing call options;

3.

Sell securities short, except for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund, each of which is not subject to this restriction;

4.

Borrow money, except that (i) each of the Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund's total assets and (ii) each of Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets;


5.	Underwrite the securities of other issuers;

6.

Invest more than 10% of its total assets in the securities of foreign issuers in the case of Royce Select Fund I and 25% of its total assets in the securities of foreign issuers in the case of Royce Opportunity Fund and Royce Special Equity Fund. All other Funds are not subject to this restriction.

7.

Invest in restricted securities (except for Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund and Royce European Smaller-Companies Fund, each of which may invest up to 15% of its net assets in illiquid securities, including restricted securities and Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce SMid-Cap Value Fund, Royce Enterprise Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Mid-Cap Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund, each of which is not subject to this restriction,) or in repurchase agreements which mature in more than seven days;



8.

Invest more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund, Royce Enterprise Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Mid-Cap Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund) of its assets in securities for which market quotations are not readily available (i.e., illiquid securities) (except for Royce Pennsylvania Mutual Fund, which is not subject to any such limitation);


9.	Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

10.

Invest more than 25% of its assets in any one industry (except for Royce Financial Services Fund, which will concentrate and may invest up to 100% of its assets in financial services companies, respectively);

11.	Acquire more than 10% of the outstanding voting securities of any one issuer;

12.	Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

13.	Purchase or sell commodities or commodity contracts;

14.

Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

15.	Invest in companies for the purpose of exercising control of management;

16.	Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts; or

17.	Invest more than 5% of its total assets in warrants, rights and options.

No Fund may, as a matter of operating policy, invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities.

Royce Opportunity Fund may not, as a matter of operating policy, invest more than 10% of its assets in the securities of foreign issuers.

Royce Special Equity Fund may not, as a matter of operating policy:

1.	Invest more than 5% of its assets in the securities of foreign issuers;

2.	Invest more than 5% of its assets in securities for which market quotations are not readily available; or

3.	Invest more than 5% of its assets in the securities of other investment companies.


Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Total Return Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Dividend Value Fund, Royce Enterprise Select Fund, Royce Mid-Cap Fund, Royce Opportunity Select Fund and Royce Special Equity Multi-Cap Fund may not, as a matter of operating policy, invest more than 25% of their net assets in the securities of foreign issuers.


Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund and Royce Partners Fund may not, as a matter of operating policy, invest more than 35% of its net assets in the securities of foreign issuers.


Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund, may not, as a matter of operating policy, invest more than 35% of their net assets in the securities of companies headquartered in developing countries.


Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund and Royce Partners Fund may not, as a matter of operating policy, invest more than 10% of their net assets in the securities of companies that are headquartered in developing countries.


Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce SMid-Cap Value Fund, Royce Enterprise Select Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Mid-Cap Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund, may not, as a matter of operating policy, invest more than 15% of their net assets in restricted securities.

Royce Micro-Cap Discovery Fund may not, as a matter of operating policy, invest in the securities of other investment companies.


For purposes of Fundamental Policy No. 7, the Trust does not consider securities to be "restricted" if they may be sold by the Funds without restriction in the market in which they are primarily traded, outside the United States.


The Trust interprets Fundamental Policy No. 8 to preclude any Fund from investing more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund and Royce Micro-Cap Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund, Royce Enterprise Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Mid-Cap Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund) of its net assets in illiquid securities.

Neither Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund, may, as a matter of operating policy, write options on its portfolio securities.


For purposes of Fundamental Policy No. 14, the Trust does not consider repurchase agreements or the purchase of debt securities, bank certificates of deposit and other similar securities, in accordance with the Funds' investment policies, to be loans.


The Funds may each invest in the securities of other investment companies (open or closed-end) to the extent permitted under the 1940 Act (except for Royce Special Equity Fund which may invest up to 5% of its total assets in the securities of other investment companies and Royce Micro-Cap Discovery Fund which is prohibited from investing in the securities of other investment companies). Notwithstanding the above, the Funds as a matter of operating policy are prohibited from purchasing shares of other investment companies in excess of the limits set forth in the 1940 Act in reliance on the following statutory exceptions to such limits: (i) where the acquiring company and the acquired company are part of the same group of investment companies; and (ii) where the acquiring company and its affiliated persons acquire up to 3% of the outstanding stock of an investment company and such acquiring company has not offered or sold and is not proposing to offer or sell any security which includes a sales load of more than 1.5%.

Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund, Royce Enterprise Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Mid-Cap Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund may not invest more than 15% of their net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933 (the "Securities Act") and other securities for which market quotations are not readily available.  Securities which are not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.


A large institutional market has developed for these unregistered privately placed restricted securities, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. Notwithstanding the fact that these securities may be subject to contractual or legal restrictions on resale to the general public or to certain institutions, unregistered securities that can be sold in accordance with Rule 144A under the Securities Act will not be considered illiquid so long as Royce determines that an adequate trading market exists for the security. Rule 144A allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Funds' Rights as Stockholders

No Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Royce or the Board of Trustees determines that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Trust’s Board of Trustees determine this to be in the best interests of a Fund's shareholders.

Securities Lending

Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program organized and monitored by the Funds' custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Royce's judgment, the consideration to be earned from such loans would justify the risk.

The current view of the staff of the Securities and Exchange Commission is that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) and Investment Grade Debt Securities

Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund's ability to dispose of lower-rated (high-risk) debt securities.

Since the risk of default is higher for lower-rated (high-risk) debt securities, Royce's research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Royce's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Each of the Funds may also invest in non-convertible debt securities in the lowest rated category of investment grade debt. Such securities may have speculative characteristics, and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

The Funds may also invest in investment grade non-convertible debt securities. Such securities include those rated Aaa by Moody's (which are considered to be of the highest credit quality and where the capacity to pay interest and repay principal is extremely strong), those rated Aa by Moody's (where the capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than expected with securities rated Aaa), securities rated A by Moody's (which are considered to possess adequate factors giving security to principal and interest) and securities rated Baa by Moody's (which are considered to have an adequate capacity to pay interest and repay principal, but may have some speculative characteristics).

Foreign Investments


Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund, are not subject to any limitation on investments in securities of foreign issuers. Royce Special Equity Fund may invest up to 5% of its total assets in the securities of foreign issuers; Royce Opportunity Fund and Royce Select Fund I may invest up to 10% of their total assets the securities of foreign issuers; Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Total Return Fund, Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Dividend Value Fund, Royce Enterprise Select Fund, Royce Mid-Cap Fund, Royce Opportunity Select Fund and Royce Special Equity Multi-Cap Fund may each invest up to 25% of their net assets in the securities of foreign issuer; and Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund and Royce Partners Fund may each invest up to 35% of their net assets in the securities of foreign issuers. Royce European Smaller-Companies Fund invests at least 80% of its net assets in the equity securities of companies headquartered, domiciled and/or whose securities trade in, European countries, including Germany, United Kingdom, France, Italy, Spain, Russia, Netherlands, Turkey, Belgium, Sweden, Switzerland, Poland, Norway, Austria, Greece, Denmark, Ireland, Finland, Portugal, Czech Republic, Romania, Hungary, Ukraine, Slovakia, Croatia, Luxembourg, Slovenia, Belarus, Serbia, Bulgaria, Lithuania, Azerbaijan, Latvia, Cyprus, Iceland, Estonia, Bosnia and Herzegovina, Albania, Georgia, Armenia, Republic of Macedonia, Malta, Moldova, Andorra, Liechtenstein, Monaco, Montenegro, San Marino, Vatican City and British Crown Dependencies (Jersey, Guernsey and Isle of Man).


Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund's portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect a Fund's ability to realize on its investment in such securities. Royce may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

Although changes in foreign currency rates may adversely affect the Funds' foreign investments, Royce does not expect to purchase or sell foreign currencies for the Funds to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities they purchase. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

Exchange control regulations in such foreign markets may also adversely affect the Funds' foreign investments and the Funds' ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

The considerations noted above are generally intensified for investments in developing countries. See "Developing Countries" below.

The Funds may purchase the securities of foreign companies in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Developing Countries


Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund do not expect to invest more than 35% of each Fund's net assets in the securities of companies headquartered in developing countries. Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund and Royce Partners Fund do not expect to invest more than 10% of each Fund's net assets in the securities of companies that are headquartered in developing countries. Generally developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (which include, Austria, Belgium, Denmark, France, Finland, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom). The considerations noted above in "Foreign Investments" are generally intensified for investments in developing countries. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investment in these countries by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain developing countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility. Developing countries may have antiquated legal systems with existing laws and regulations that are inconsistently applied. Generally developing countries are not subject to as extensive and frequent accounting and financial reporting requirements as in the United States. Transaction costs, including brokerage commissions and dealer mark-ups in developing countries may be higher than in the United States or other developed countries. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Funds' investments.


Securities of Exchange-Traded Funds

The Funds may purchase, sell and invest in the securities of exchange-traded funds ("ETFs"). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the "Underlying Assets"). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry sector or asset class. From time to time the Funds may also purchase ETFs that sell short a portfolio of securities or other financial asset. An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

If an ETF is an investment company, unless an exemption has been obtained from the Securities and Exchange Commission, the limitations applicable to the Funds' ability to purchase securities issued by other investment companies will apply.

Repurchase Agreements

In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement requires or obligates the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

The Funds may engage in repurchase agreements provided that such agreements are collateralized by cash or securities issued by the U.S. Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with recognized securities dealers, banks and Fixed Income Clearing Corporation, a securities clearing agency registered with the Securities and Exchange Commission, each determined by Royce & Associates, LLC to represent minimal credit risk and having a term of seven days or less.

Warrants, Rights and Options

Each Fund may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to a Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P Small-Cap 600.

Investing in warrants, rights and call options on a given security allows a Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit a Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits a Fund to incur additional risk and/or to hedge against risk.

Short Sales


Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund may each effect short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. If the price of the security sold short increases between the time of the short sale


and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the premium and transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

While the short sale is outstanding, the Fund is required to collateralize its borrowing obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet its margin requirements, until the short position is closed out. Until the Fund closes its short position, the Fund will be required to (a) maintain with its custodian a segregated account which will be marked to market daily, containing cash or liquid securities (which may include equity securities) such that the amount deposited in the segregated account plus the amount retained by the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover the Fund's short position. The Fund may cover its short position by owning the security sold short or by holding a call option on the security with a strike price no higher than the price at which the security was sold.

Reverse Repurchase Agreements


Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce Enterprise Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Mid-Cap Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund are authorized to enter into reverse repurchase agreements. Such agreements involve the sale of securities held by the Fund pursuant to an agreement to repurchase the securities at an agreed-upon price, date and interest payment. When effecting repurchase transactions, liquid securities of a dollar amount equal in value to the securities subject to the agreement are required to be segregated with the Fund's custodian bank, and the reverse repurchase agreement is required to be marked to market daily.


Borrowing


Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund may each borrow money from banks to increase its holdings of portfolio securities and other instruments or for liquidity purposes. At all times when borrowings are outstanding, each Fund must maintain at least 300% "asset coverage," meaning that the total assets of the Fund must have a value of at least 300% of all amounts borrowed. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a bank or by means of reverse repurchase agreements with other institutional lenders, such as broker dealers.


Financial Services Companies

Royce Financial Services Fund's emphasis on securities of financial services companies makes it more susceptible to adverse conditions affecting such companies than a fund that does not have its assets invested to a similar degree in such companies. Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level and, to the extent that they operate internationally, in other countries. Each of these companies also may be significantly affected by changes in prevailing interest rates, general economic conditions and industry specific risks. The enactment of new legislation and regulations, as well as changes in the interpretation and enforcement of existing laws and regulations, may directly affect the manner of operations and profitability of companies in the financial services industry. From time to time, changes in law and regulation have permitted greater diversification of their financial products, but the ability of certain financial services companies to expand by acquisition or branching across state lines may be limited. Federal or state law and regulations require banks, bank holding companies, broker dealers and insurance companies to maintain minimum levels of capital and liquidity. Bank regulators have broad authority and can impose sanctions, including conservatorship or receivership, on non-complying banks even when these banks continue to be solvent, thereby possibly resulting in the elimination of stockholders' equity.

Portfolio Turnover


For the years ended December 31, 2011 and December 31, 2010, Royce Opportunity Select Fund’s portfolio turnover rates were 299% and 95%, respectively. The portfolio turnover rate was substantially higher in 2011 than it was in 2010 because during 2011, the Fund sold its entire position in certain holdings that the Fund’s portfolio manager determined to have reached an attractive selling point.


Investments by Affiliated and Non-Affiliated Funds of Funds in the Funds

Certain affiliated and non-affiliated investment companies may invest in the Funds. These investment companies are referred to as "funds of funds" because they invest primarily in other investment companies.

From time to time, a Fund may experience relatively large redemptions or investments due to rebalancings of the assets of a fund of funds invested in such Fund. In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so. If this were to occur, the effects of the rebalancing trades could adversely affect the Fund's performance. Redemptions of Fund shares due to rebalancings could also accelerate the realization of taxable capital gains in a Fund and might increase brokerage and/or other transaction costs.

The Funds' investment adviser, Royce & Associates, LLC, may be subject to potential conflicts of interest in connection with investments by affiliated funds of funds. For example, Royce may have an incentive to permit an affiliated fund of funds to become a more significant shareholder (with the potential to cause greater disruption) than would be permitted for an unaffiliated investor. Royce has committed to the Board of Trustees of the Trust that it will resolve any potential conflict in the best interests of the shareholders of a Fund in accordance with its fiduciary duty to the Fund. As necessary, Royce will take such actions as it deems appropriate to minimize potential adverse impacts, including redemption of shares in-kind, rather than in cash. Similar issues may result from investment in a Fund by 529 plans.

* * *

Royce believes that each of the Funds, except Royce Total Return Fund, Royce Dividend Value Fund and Royce Global Dividend Value Fund, are suitable for investment only by persons who can invest without concern for current income, and that such Funds are suitable only for those investors who are in a financial position to assume above-average risks in search for long-term capital appreciation.

MANAGEMENT OF THE TRUST

The following table sets forth certain information as to each Trustee and officer of the Trust. The Trustees are responsible for the overall supervision of the operations of the Trust and have the various duties imposed on directors of registered investment companies by the 1940 Act.


Name, Age and Address	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships
Charles M. Royce* (72) 745 Fifth Avenue New York, NY 10151	Trustee and President	Since 1982	President, Chief Investment Officer, Co-Chief Investment Officer and member of Board of Managers of Royce & Associates, LLC ("Royce"), investment adviser to the Trust, Royce Capital Fund ("RCF"), Royce Focus Trust, Inc. ("RFT"), Royce Micro-Cap Trust, Inc. ("RMT") and Royce Value Trust, Inc. ("RVT") (collectively, "The Royce Funds").	35	TICC Capital Corp

Mark R. Fetting* (57) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 2001

President, Chief Executive Officer, Chairman and Director of Legg Mason, Inc.  Mr. Fetting's prior business experience includes having served as a member of the Board of Managers of Royce; Senior Executive Vice President of Legg Mason, Inc.; Division President and Senior Officer of Prudential Financial Group, Inc. and related companies; Partner, Greenwich Associates; and Vice President, T. Rowe Price Group, Inc.

				49 (Director/Trustee of all Royce Funds consisting of 35 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 14 portfolios)	Legg Mason, Inc.

Patricia W. Chadwick (63) 745 Fifth Avenue New York, NY 10151	Trustee	Since 2009	Consultant and President of Ravengate Partners LLC (since 2000).	35	Wisconsin Energy Corp. and ING Mutual Funds

Richard M. Galkin (74) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Private investor. Mr. Galkin's prior business experience includes having served as President of Richard M. Galkin Associates, Inc., telecommunications consultants, President of Manhattan Cable Television (a subsidiary of Time Inc.), President of Haverhills Inc. (another Time Inc. subsidiary), President of Rhode Island Cable Television and Senior Vice President of Satellite Television Corp. (a subsidiary of Comsat).	35	None

Stephen L. Isaacs (72) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1989	President of The Center for Health and Social Policy (since September 1996); Attorney and President of Health Policy Associates, Inc., consultants. Mr. Isaacs's prior business experience includes having served as Director of	35	None



Name, Age and Address	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships
Columbia University Development Law and Policy Program and Professor at Columbia University (until August 1996).

Arthur S. Mehlman (70) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 2004

Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation (non-profits). Formerly: Director of Municipal Mortgage and Equity, LLC (from October 2004 to April 2011); Director of University of Maryland College Park Foundation (non-profit) (from 1998 to 2005); Partner, KPMG LLP (international accounting firm) (from 1972 to 2002); Director of Maryland Business Roundtable for Education (from July 1984 to June 2002).

				49 (Director/Trustee of all Royce Funds consisting of 35 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 14 portfolios)	None

David L. Meister (72) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Consultant. Chairman and Chief Executive Officer of The Tennis Channel (from June 2000 to March 2005). Mr. Meister's prior business experience includes having served as a Chief Executive Officer of Seniorlife.com, a consultant to the communications industry, President of Financial News Network, Senior Vice President of HBO, President of Time-Life Films and Head of Broadcasting for Major League Baseball.	35	None

G. Peter O'Brien (66) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 2001

Director, Bridges School (since 2006); Trustee Emeritus of Colgate University (since 2005); Board Member of Hill House, Inc. (since 1999); Formerly: Trustee of Colgate University (from 1996 to 2005), President of Hill House, Inc. (from 2001 to 2005) and Managing Director/Equity Capital Markets Group of Merrill Lynch & Co. (from 1971 to 1999).

				49 (Director/Trustee of all Royce Funds consisting of 35 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 14 portfolios)	TICC Capital Corp.

John D. Diederich* (60) 745 Fifth Avenue New York, NY 10151	Vice President and Treasurer	Since 2001

Chief Operating Officer, Managing Director and member of the Board of Managers of Royce; Chief Financial Officer of Royce; Director of Administration of The Royce Funds; and President of Royce Fund Services, Inc. ("RFS"), having been employed by Royce since April 1993.

				N/A	None



Name, Age and Address	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships
Jack E. Fockler, Jr.* (53) 745 Fifth Avenue New York, NY 10151	Vice President	Since 1995	Managing Director and Vice President of Royce; and Vice President of RFS, having been employed by Royce since October 1989.	N/A	None

W. Whitney George*(53) 745 Fifth Avenue New York, NY 10151	Vice President	Since 1995	Co-Chief Investment Officer, Managing Director and Vice President of Royce, having been employed by Royce since October 1991.	N/A	None

Daniel A. O'Byrne* (50) 745 Fifth Avenue New York, NY 10151	Vice President and Assistant Secretary	Since 1994	Principal and Vice President of Royce, having been employed by Royce since October 1986.	N/A	None

John E. Denneen* (45) 745 Fifth Avenue New York, NY 10151	Secretary and Chief Legal Officer	1996-2001 and since April 2002	General Counsel, Principal, Chief Legal and Compliance Officer and Secretary of Royce; Secretary and Chief Legal Officer of The Royce Funds.	N/A	None

Lisa Curcio* (52) 745 Fifth Avenue New York, NY 10151	Chief Compliance Officer	Since October 1, 2004	Chief Compliance Officer of The Royce Funds (since October 2004) and Compliance Officer of Royce (since June 2004).	N/A	None

__________________

 *An "interested person" of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.

**Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer will hold office for the year ending December 31, 2012 and thereafter until their respective successors are duly elected and qualified. All of the Trust's trustees are also directors/trustees of RVT, RMT, RFT and RCF.


Additional information about each Trustee follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Trustee possesses which the Board of Trustees (the “Board”) believes has prepared them to be effective Trustees.

•

Charles M. Royce - In addition to his tenure as a Trustee of The Royce Funds, Mr. Royce serves as the President, Co-Chief Investment Officer and as a member of the Board of Managers of Royce, having been President of Royce since 1972. Mr. Royce has over 40 years of investment and business experience.

•

Mark R. Fetting - In addition to his tenure as a Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. Fetting serves as the Chairman, President and Chief Executive Officer of Legg Mason, Inc. and has served as a member of the Board of Managers of Royce. Mr. Fetting has over 30 years of investment and business experience.

•

Patricia W. Chadwick - In addition to her tenure as a Trustee of The Royce Funds, Ms. Chadwick is designated as an Audit Committee Financial Expert. Ms. Chadwick has over 30 years of investment and business experience, including extensive experience in the financial sector and as a consultant to business and non-profit entities. In addition, Ms. Chadwick has served on the boards of a variety of public and private companies and non-profit entities, including currently serving on the board of two public companies.

•	Richard M. Galkin - In addition to his tenure as a Trustee of The Royce Funds, Mr. Galkin has served as the Chairman of the Board's Audit Committee for more than 15 years, acting as liaison between the Boards and the Funds' independent registered public accountants and as co-Chairman of the Boards' Nominating Committee. Mr. Galkin has over 40 years of business experience, including extensive experience in the telecommunications industry.

•

Stephen L. Isaacs - In addition to his tenure as a Trustee of The Royce Funds, Mr. Isaacs serves as Attorney and President of a private consulting firm. Mr. Isaacs has over 40 years of business and academic experience, including extensive experience related to public health and philanthropy.

•

Arthur S. Mehlman - In addition to his tenure as a Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. Mehlman is designated as an Audit Committee Financial Expert. Mr. Mehlman has over 35 years of business experience, including as Partner of an international accounting firm and a Director for various private companies and non-profit entities.

•

David L. Meister - In addition to his tenure as a Trustee of The Royce Funds, Mr. Meister has over 40 years of business experience, including extensive experience as an executive officer in and consultant to the communications industry.

•

G. Peter O'Brien - In addition to his tenure as a Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. O'Brien serves as co-Chairman of the Boards' Nominating Committee. Mr. O'Brien has over 35 years of business experience, including extensive experience in the financial sector. In addition, Mr. O'Brien has served on the boards of public companies and non-profit entities.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that their members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice, public service or academic positions; experience from service as a board member (including the Board of the Fund) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences. The charter for the Boards’ Nominating Committee contains certain other specific factors considered by the Nominating Committee in identifying and selecting Trustee candidates (as described below).

To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with Royce, and also may benefit from information provided by Royce’s internal counsel; both Board and Royce’s internal counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Board Composition and Leadership Structure

The 1940 Act requires that at least 40% of a Fund’s trustees not be “interested persons” (as defined in the 1940 Act) of the Fund and as such are not affiliated with the Fund’s investment adviser (“Independent Trustees”). To rely on certain exemptive rules under the 1940 Act, a majority of a Fund’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 75% of the Fund’s Trustees are Independent Trustees. The Board does not have a chairman, but the President, Mr. Royce, an interested person of the Fund, acts as chairman at the Board meetings. The Independent Trustees have not designated a lead Independent Trustee, but the Chairman of the Audit Committee, Mr. Galkin, generally acts as chairman of meetings or executive sessions of the Independent Trustees and, when appropriate, represents the views of the Independent Trustees to management. The Board has determined that its leadership structure is appropriate in light of the services that Royce and its affiliates provide to the Fund and potential conflicts of interest that could arise from these relationships.


Information relating to each Trustee's share ownership in the Funds and in the other funds in the group of registered investment companies comprising The Royce Funds that are overseen by the respective Trustee as of December 31, 2011 is set forth in the tables below.

Charles M. Royce
Fund	Aggregate Dollar Range of Ownership in the Fund	Aggregate Dollar Range of Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	Over $100,000
Royce Premier Fund	Over $100,000
Royce Low-Priced Stock Fund	$50,000 - $100,000
Royce Total Return Fund	Over $100,000
Royce Heritage Fund	Over $100,000
Royce Opportunity Fund	Over $100,000
Royce Value Fund	$10,001 - $50,000
Royce 100 Fund	Over $100,000
Royce Micro-Cap Discovery Fund	Over $100,000
Royce Financial Services Fund	Over $100,000
Royce Dividend Value Fund	Over $100,000
Royce Select Fund I	Over $100,000
Royce Select Fund II	Over $100,000
Royce Global Value Fund	$50,000 - $100,000
Royce European Smaller-Companies Fund	Over $100,000
Royce SMid-Cap Value Fund	Over $100,000
Royce Enterprise Select Fund	Over $100,000
Royce International Smaller-Companies Fund	Over $100,000
Royce Partners Fund	Over $100,000
Royce Global Dividend Value Fund	Over $100,000
Royce International Premier Fund	Over $100,000
Royce International Micro-Cap Fund	Over $100,000

The Royce Funds		Over $100,000



Mark R. Fetting

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	$10,001 - $50,000
Royce Total Return Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

Patricia W. Chadwick

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Low-Priced Stock Fund	Over $100,000
Royce Value Fund	Over $100,000
Royce 100 Fund	Over $100,000
Royce Global Value Fund	Over $100,000

The Royce Funds		Over $100,000

Richard M. Galkin

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	Over $100,000
Royce Total Return Fund	Over $100,000
Royce Dividend Value Fund	Over $100,000
Royce 100 Fund	Over $100,000

The Royce Funds		Over $100,000

Stephen L. Isaacs

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	$50,001 - $100,000
Royce Micro-Cap Fund	$10,001 - $50,000
Royce Premier Fund	$10,001 - $50,000
Royce Special Equity Fund	$10,001 - $50,000
Royce Low-Priced Stock Fund	$1 - $10,000
Royce Total Return Fund	$1 - $10,000
Royce Global Value Fund	$10,001 - $50,000
Royce European Smaller-Companies Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

Arthur S. Mehlman
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Low-Priced Stock Fund	$10,001 - $50,000
Royce Total Return Fund	$10,001 - $50,000
Royce Value Fund	$10,001 - $50,000

The Royce Funds		Over $100,000



David L. Meister
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Total Return Fund	Over $100,000
Royce Special Equity Fund	Over $100,000
Royce Value Plus Fund	$10,001 - $50,000
Royce Dividend Value Fund	$10,001 - $50,000
Royce 100 Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

G. Peter O'Brien
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	Over $100,000
Royce Low-Priced Stock Fund	Over $100,000
Royce Total Return Fund	Over $100,000
Royce Opportunity Fund	Over $100,000
Royce Special Equity Fund	$50,001 - $100,000
Royce Select Fund I	$50,001 - $100,000
Royce Select Fund II	$50,001 - $100,000
Royce Global Select Long/Short Fund	$50,001 - $100,000

The Royce Funds		Over $100,000

The Board of Trustees has an Audit Committee, comprised of Patricia W. Chadwick, Richard M. Galkin, Stephen L. Isaacs, Arthur S. Mehlman, David L. Meister and G. Peter O'Brien. The Audit Committee is responsible for, among other things, recommending the selection and nomination of the Funds' independent accountants and for conducting post-audit reviews of the Funds' financial statements with such independent accountants. The Trust has adopted an Audit Committee charter. Mr. Galkin serves as Chairman of the Audit Committee and Mr. Mehlman and Ms. Chadwick are designated as Audit Committee Financial Experts, as defined under Securities and Exchange Commission Regulations. During the year ended December 31, 2011, the Audit Committee held two meetings.

The Board of Trustees has a Nominating Committee, comprised of Patricia W. Chadwick, Richard M. Galkin, Stephen L. Isaacs, Arthur S. Mehlman, David L. Meister and G. Peter O'Brien. The Nominating Committee is responsible for, among other things, identifying individuals qualified to serve as Independent Trustees of the Fund and recommending its nominees for consideration by the Fund's full Board of Trustees. The Trust has adopted a Nominating Committee charter. Messrs. Galkin and O'Brien serve as co-Chairman of the Nominating Committee.  While the Committee is solely responsible for the selection and nomination of the Fund's Independent Trustees, the Committee will review and consider nominations for the office of Trustee made by management and by Fund shareholders as it deems appropriate. Shareholders who wish to recommend a nominee should send their suggestions to the Secretary of the Fund, which should include biographical information and set forth their proposed nominee's qualifications. The Nominating Committee did not meet during the year ending December 31, 2011.


The Nominating Committee charter requires the Nominating Committee to identify individuals qualified to serve as Independent Trustees of the Fund and to recommend its nominees for consideration by the Board. In considering potential nominees, the Nominating Committee will take into consideration (i) the contribution which the person can make to the Board, with consideration given to the person’s business and professional experience, education and such other factors as the Committee may consider relevant, including but not limited to whether a potential nominee’s personal and professional qualities and attributes would provide a beneficial diversity of skills, experience and/or perspective to the Board; (ii) the character and integrity of the person; (iii) whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee or Independent Trustee of the Fund; (iv) whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Fund, Fund service providers or their affiliates; (v) whether or not the person is financially literate pursuant to stock exchange audit committee membership standards; (vi) whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related investment company complexes; (vii) whether or not the person is willing to serve as, and willing and able to commit the time necessary for the performance of the duties of, a Trustee of the Fund; and (viii) whether or not the selection and nomination of the person would be in the best interest of the Fund in light of the requirements of the Fund’s retirement policies. While the Nominating Committee does not have a formal policy regarding diversity, as noted above, it may consider the diversity of skills, experience and/or perspective a potential nominee will bring to the Board as part of its evaluation of the contribution such potential nominee will make to the Board. Such factors will be considered in light of the other factors described above and in the context of the Board’s existing membership at the time such potential candidate is considered.

Board’s Oversight Role in Management

The Board’s role in management of the Fund is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Fund, primarily Royce and its affiliates, have responsibility for the day-to-day management of the Fund, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, each Board, acting at its scheduled meetings, or the Chairman of the Audit Committee, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Fund’s and Royce’s Chief Compliance Officer and portfolio management personnel. The Board’s Audit Committee (which consists of the six Independent Trustees) meets during its scheduled meetings, and between meetings the Chairman of the Audit Committee maintains contact with the Fund’s independent registered public accounting firm and the Fund’s Vice President and Treasurer. The Board also receives periodic presentations from senior personnel of Royce or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, valuation, investment research and securities lending. The Board also receives reports from counsel to Royce and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Fund’s investments or activities.


For the year ended December 31, 2011, the following trustees, received compensation from the Trust and/or the other funds in the group of registered investment companies comprising The Royce Funds:

Name	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Total Compensation from The Royce Funds paid to Trustees/Directors	Total Compensation from Fund Complex*
Patricia W. Chadwick, Trustee	$128,500	N/A	$176,000	$176,000

Richard M. Galkin, Trustee	128,500	N/A	176,000	176,000

Stephen L. Isaacs, Trustee	128,500	N/A	176,000	176,000

Arthur S. Mehlman, Trustee	128,500	N/A	176,000	298,964

David L. Meister, Trustee	128,500	N/A	176,000	176,000

G. Peter O'Brien, Trustee	128,500	N/A	176,000	287,806

_________________

   *  Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2011 from the Fund Complex. The Fund Complex includes the 35 portfolios of The Royce Funds and the 16 portfolios of the Legg Mason Funds.

Effective January 1, 2012, each of the non-interested Trustees receives a fee of $125,000 per year for serving on the Trust's Board of Trustees plus $6,500 for each meeting of the Board attended.


Information Concerning Royce


On October 1, 2001, Royce & Associates, Inc., the Funds' investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. ("Legg Mason"). On March 31, 2002, Royce & Associates, Inc. was merged into Royce Holdings, LLC (a wholly-owned subsidiary of Legg Mason), which then changed its name to Royce & Associates, LLC. As a result of this merger, Royce & Associates, LLC became the Funds' investment adviser and a direct wholly-owned subsidiary of Legg Mason. Founded in 1899, Legg Mason is a publicly-held financial services company primarily engaged in providing asset management and related financial services through its subsidiaries. As of December 31, 2011, Legg Mason's asset management subsidiaries had aggregate assets under management of approximately $627 billion.


PRINCIPAL HOLDERS OF SHARES


As of April 3, 2012, the following persons were known to the Trust to be the record and/or beneficial owners of 5% or more of the outstanding shares of certain of its Funds:

Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Pennsylvania Mutual Fund
Investment Class

National Financial Services	81,728,879	Record	20.91%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Charles Schwab & Co., Inc.	49,981,629	Record	12.79%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	24,787,414	Record	6.34%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Pennsylvania Mutual Fund
Consultant Class

Citigroup Global Markets	22,994,376	Record	34.62%
House Account
700 Reed Brook Blvd.
Owings Mills, MD 21117-5184

Morgan Stanley Smith Barney	3,380,456	Record	5.09%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Royce Pennsylvania Mutual Fund
Service Class

National Financial Services	18,255,680	Record	47.40%
FEBO Our Customers
200 Liberty St., 1 World Fin. Ctr
Attn: Mutual Fund Dept., 5th Fl.
New York, NY 10281



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Pershing LLC	4,879,190	Record	12.67%
P.O. Box 2052
Jersey City, NJ 07303-2052

Charles Schwab & Co., Inc.	3,885,334	Record	10.09%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Pennsylvania Mutual Fund
R Class

ING Life Insurance Annuity Co.	181,036	Record	7.66%
1 Orange Way
Windsor, CT 06095-4773

Royce Pennsylvania Mutual Fund
K Class

Nationwide Trust Company FSB	173,013	Record	23.35%
c/o IPO Portfolio Accounting
P.O. Box 180229
Columbus, OH 43218-2029

Orchard Trust Co. LLC FBO	127,477	Record	17.20%
Putnam Inv.
FBO Recordkeeping for Various Benef
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

MLPF&S For The Sole Benefit of	102,596	Record	13.84%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive E, Fl. 2
Jacksonville, FL 32246-6484

MG Trust Company Cust. FBO	51,863	Record	7.00%
LB&B Associates Inc 401(K) Plan
700 17th Street - Suite 300
Denver, CO 80202-3531

MG Trust Company Cust. FBO	47,497	Record	6.41%
LB&B Associates Inc Retirement Plan
700 17th Street - Suite 300
Denver, CO 80202-3531

Wells Fargo Bank FBO Various Plans	44,475	Record	6.00%
1525 West Wt. Harris Blvd.
Charlotte, NC 28288-1076



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Orchard Trust Co. TTEE	38,609	Record	5.21%
Employee Benefits Clients 401K
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Royce Pennsylvania Mutual Fund
Institutional Class

Vanguard Fiduciary Trust Company	10,489,878	Record	34.00%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

The Northern Trust Company	5,289,891	Record	17.14%
FBO Exelon - DV
P.O. Box 92994
Chicago, IL 60675-0001

District of Columbia Annuitants	3,464,945	Record	11.23%
Health & Life Insurance Employer
Contribution Trust Fund
Office of Finance and Treasury
1101 4th St SW, Suite 800
Washington, DC 20024-4461

State Street Bank as TTEE for Nestle	2,551,676	Record	8.27%
in the USA Savings Trust
1 Lincoln St.
Boston, MA 02111-2901

NFS LLC FEBO	2,388,897	Record	7.74%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

State of Colorado College Invest.	1,881,759	Record	6.10%
Equity Portfolio Scholars
Choice Savings Program
Attn: Steve Bleiberg
620 8th Avenue, Flr. 49
New York, NY 10018-1618

Royce Micro-Cap Fund
Investment Class

Charles Schwab & Co., Inc.	12,211,534	Record	19.86%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
National Financial Services	7,843,620	Record	12.76%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Citigroup Global Markets Inc.	6,853,761	Record	11.15%
388 Greenwich Street
New York, NY 10013-2375

Pershing LLC	4,741,110	Record	7.71%
P.O. Box 2052
Jersey City, NJ 07303-2052

UBS WM USA	4,432,659	Record	7.21%
Attn: Department Mgr
1000 Harbor Blvd., Flr. 8
Weehawken, NJ 07086-6761

Royce Micro-Cap Fund
Consultant Class

Citigroup Global Markets	3,499,647	Record	35.02%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Morgan Stanley Smith Barney	683,045	Record	6.84%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	508,162	Record	5.09%
Omnibus for Mutual Funds
House Acct.
Attn: Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Royce Micro-Cap Fund
Service Class

National Financial Services	3,103,294	Record	35.78%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	1,410,152	Record	16.26%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Morgan Stanley Smith Barney	1,268,032	Record	14.62%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Genworth Financial Trust Co.	1,115,864	Record	12.86%
FBO Genworth Financial Wealth Mgmt
& Mutual Clients & For the Benefit
Of Other Custodial Clients
3200 N. Central Ave., Fl. 7
Phoenix, AZ 85012-2468

Royce Premier Fund Investment Class

Charles Schwab & Co., Inc.	62,829,727	Record	25.77%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	35,737,110	Record	14.66%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Citigroup Global Markets Inc.	27,006,212	Record	11.08%
388 Greenwich Street
New York, NY 10013-2375

UBS WM USA	14,671,737	Record	6.02%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Royce Premier Fund
Service Class

National Financial Services	10,033,298	Record	28.61%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

ICMA Retirement Services	6,333,103	Record	18.06%
Vantage Trust NAV
777 N. Capitol St., NE, Suite 600
Washington, DC 20002-4240

Morgan Stanley Smith Barney	3,348,161	Record	9.55%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Saxon and Co.	2,303,550	Record	6.57%
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

ICMA Retirement Services	2,184,840	Record	6.23%
Vantage Trust UNITIZED
777 N. Capitol St., NE, Suite 600
Washington, DC 20002-4240

Charles Schwab & Co., Inc.	2,172,553	Record	6.20%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Premier Fund
Institutional Class

National Financial Services	16,157,520	Record	35.88%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

JP Morgan Chase Bank	7,375,160	Record	16.38%
c/o JPM/AC RPS
The Interpublic Group of Co. Inc.
Savings Plan 01/01/2003
Attn: Management Reporting Team
P.O. Box 419784
Kansas City, MO 64141-6784

State Street Bank and Trust TFEE	5,023,847	Record	11.16%
UBS Svngs & Investment Plan
105 Rosemont Road
Westwood, MA 02090-2318

The Northern Trust Company	2,359,324	Record	5.24%
as Trustee FBO Nortel - DV
P.O. Box 92994
Chicago, IL 60675-0001

Royce Premier Fund
W Class

First Clearing LLC	19,469,096	Record	67.24%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Premier Fund
R Class

ING National Trust	670,253	Record	44.70%
1 Orange Way
Windsor, CT 06095-4773

ING Life Insurance Annuity Co.	181,021	Record	12.07%
1 Orange Way
Windsor, CT 06095-4773

Charles Schwab & Co., Inc.	174,188	Record	11.62%
Special Custody A/C
FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade Trust Company	75,185	Record	5.01%
P.O. Box 17748
Denver, CO 80217-0748

Royce Premier Fund
Consultant Class

Citigroup Global Markets	1,325,512	Record	37.71%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

UBS WM USA	197,009	Record	5.60%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Janney Montgomery Scott LLC	196,094	Record	5.58%
Exclusive Benefit of Customers
1801 Market Street
Philadelphia, PA 19103-1628

Morgan Stanley Smith Barney	177,116	Record	5.04%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Royce Premier Fund
K Class

Nationwide Trust Company FSB	317,100	Record	27.86%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Orchard Trust Co. LLC	243,526	Record	21.40%
TRUST/CUST Retirement Plans
8515 E. Orchard Rd. 2T2
Greenwood Vlg, CO 80111-5002

Orchard Trust Co. TTEE	99,626	Record	8.75%
Employee Benefits Clients
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Charles Schwab & Co., Inc.	80,516	Record	7.07%
Special Custody A/C FBO
Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Low-Priced Stock Fund
Service Class

Charles Schwab & Co., Inc.	47,691,838	Record	29.16%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	42,953,749	Record	26.26%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Low-Priced Stock Fund
Institutional Class

National Financial Services	44,431,187	Record	60.71%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

State Street Bank & Trust Co.	13,020,246	Record	17.79%
Ford Motor Co. Mast TR Fund
105 Rosemont Rd.
Westwood, MA 02090-2318



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Low-Priced Stock Fund
Investment Class

Andrew F. Levesque TTEE	4,888,382	Record	23.51%
Prudential Bank and Trust
FBO New York Metro Transit
218 Trumbull St.
Hartford, CT 06103-3509

National Financial Services	4,717,085	Record	22.69%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

First Clearing LLC	2,063,237	Record	9.92%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

MLPF&S For the Sole Benefit of	1,775,137	Record	8.54%
Its Customers
Merrill Lynch Financial Data SV
Attn: Fund Administration
4800 Deer Lake Dr. E, Fl. 2
Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.	1,502,244	Record	7.22%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4151

Pershing LLC	1,248,093	Record	6.00%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Low-Priced Stock Fund
R Class

DCGT As Trustee and/or Cust	158,867	Record	31.41%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Orchard Trust co. LLC	51,764	Record	10.23%
FBO Putnam Inv.
FBO Recordkeeping for Various Benef.
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Dan Gold, Lars Bader, Nicholas	27,176	Record	5.37%
Brumm, Tracy Fu FBO
QVT Financial LP 401K PSP
1177 Ave. of the Americas, 9th Fl.
New York, NY 10036-2714

PIMS/Prudential Retirement	27,176	Record	5.37%
As Nominee for the TTEE/Cust.
PL 720 Orange Cty. Water District
18700 Ward Street
Fountain Valley, CA 92708-6930

Oppenheimer & Co. Inc.	25,342	Record	5.01%
FBO IBEW Local Union #527-PSP
Annuity Trust FD Strategies Acct
Texas City, TX 77591-3834

Royce Low-Priced Stock Fund
K Class

Nationwide Trust Company FSB	266,290	Record	26.41%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

DCGT as Ttee and/or Cust	177,039	Record	17.56%
FBO Principal Financial Group
Qualified Prin Advtg Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Frontier Trust Company FBO	108,713	Record	10.78%
Colorado Rockies 401K Svngs
P.O. Box 10758
Fargo, ND 58106-0758

DCGT as Ttee and/or Cust	70,391	Record	6.98%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

T. Rowe Price Trust Co.	67,082	Record	6.65%
FBO Retirement Plan Clients
DTD 03/01/01
P.O. Box 17215
Baltimore, MD 21297-1215



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Pershing LLC	53,385	Record	5.30%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Total Return Fund
Investment Class

Charles Schwab & Co. Inc.	55,943,158	Record	23.05%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	46,583,245	Record	19.20%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	22,596,171	Record	9.31%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Total Return Fund
Consultant Class

Citigroup Global Markets	9,259,195	Record	36.96%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Morgan Stanley Smith Barney	2,252,486	Record	8.99%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Royce Total Return Fund
Service Class

Charles Schwab & Co. Inc.	3,859,123	Record	17.50%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	3,726,907	Record	16.90%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Vanguard Fiduciary Trust Company	3,216,664	Record	14.58%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

Massachusetts Mutual Insurance Co.	1,152,972	Record	5.23%
1295 State Street
Springfield, MA 01111-0001

Royce Total Return Fund
Institutional Class

National Financial Services	4,851,098	Record	16.47%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

State Street Bank & Trust Company	3,871,000	Record	13.14%
FBO Cummins Inc. & Affiliates
Retirement & Savings Plan
Master Trust
1 Heritage Drive
Quincy, MA 02171-2105

JPMorgan Chase As Trustee FBO	3,152,916	Record	10.70%
Bloomberg L.P. 401(k) Plan
11500 Outlook St.
Overland Park, KS 66211-1804

Wilmonton Trust RISC TEE FBO	2,764,621	Record	9.38%
Group Health Permanent 401K SD/MPG
P.O. Box 52129
Phoenix, AZ 85072-2129

Vanguard Fiduciary Trust Company	2,335,670	Record	7.93%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

Charles Schwab & Co. Inc.	2,335,670	Record	7.93%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
New York Life Trust Company	1,581,349	Record	5.37%
169 Lackawanna Avenue
Trust Admin., 2nd Floor
Parsippany, NJ 07054-1007

Royce Total Return Fund
W Class

First Clearing LLC	10,610,851	Record	98.44%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Total Return Fund
R Class

Hartford Life Ins. Co.	1,028,793	Record	33.17%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

ING National Trust	519,655	Record	16.76%
1 Orange Way
Windsor, CT 06095-4773

Capital Bank & Trust Company TTEE	231,991	Record	7.48%
F Meyer Tool Inc 401K & PSP
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Hartford Securities Distrib. Co. Inc.	158,683	Record	5.12%
As Agent for Reliance Tr. Co.
FBO Agents Plan Customers
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Royce Total Return Fund
K Class

Great West Life & Annuity	13,279,752	Record	70.71%
c/o Fascore LLC
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Orchard Trust Co. TTEE	2,625,515	Record	13.98%
Employee Benefits Clients
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Heritage Fund
Consultant Class

Citigroup Global Markets	450,198	Record	36.66%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Raymond James	172,369	Record	14.04%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Heritage Fund
Investment Class

Citigroup Global Markets Inc.	264,896	Record	14.29%
388 Greenwich Street
New York, NY 10013-2375

Charles Schwab & Co., Inc.	263,724	Record	14.23%
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

LM Dynamic MultiStrategy VIT	164,035	Record	8.85%
Portfolio
Attn: Steve Bleiberg
620 8th Avenue, 49th Floor
New York, NY 10018-1618

Royce Family Investments, LLC	147,263	Record	7.94%
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Pershing LLC	138,907	Record	7.49%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	109,060	Record	5.88%
FEBO Our Customers
200 Liberty St., 1 World Trade Ctr.
Attn: Mutual Fund Dept., 5th Fl.
New York, NY 10281



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Heritage Fund
Service Class

Charles Schwab & Co. Inc.	6,050,292	Record	36.99%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Royce Heritage Fund
R Class

National Financial Services	113,833	Record	25.69%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Capital Bank & Trust Company TTEE	68,045	Record	15.36%
F Bond Auto Parts Inc PSP 401K
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Frontier Trust Company FBO	38,062	Record	8.59%
Professional Anesthesia Consultants
P.O. Box 10758
Fargo, ND 58106-0758

FIIOC FBO	27,644	Record	6.24%
Advance Reproduction Corp.
100 Magellan Way
Covington, KY 41015-1999

Royce Heritage Fund
K Class

Nationwide Trust Company FSB	283,334	Record	49.96%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

State Street Bank	74,640	Record	13.16%
FBO ADP Access 401K Plan
1 Lincoln St.
Boston, MA 02111-2901

Fidelity Investments Institutional	69,838	Record	12.32%
Operations Company Inc. FBO
Global Partners LP 401K Savings &
Profit Sharing Plan
100 Magellan Way
Covington, KY 41045-1999



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Capital Bank & Trust Company TTEE	51,649	Record	9.11%
F Nichols Consulting Engineers
CHTD 4
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Royce Opportunity Fund
Investment Class

National Financial Services	13,084,563	Record	16.04%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	12,920,880	Record	15.84%
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

John Hancock Life Insurance	12,390,807	Record	15.19%
Co. USA
SEG Funds & Accounting ET7
601 Congress Street
Boston, MA 02210-2804

Pershing LLC	5,207,888	Record	6.38%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Opportunity Fund
Service Class

National Financial Services	9,467,505	Record	59.44%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	1,474,074	Record	9.25%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Vanguard Fiduciary Trust Company	1,143,990	Record	7.18%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Opportunity Fund
Institutional Class

The Northern Trust Co.	24,141,212	Record	42.78%
Accenture LLP
P.O. Box 92994
Chicago, IL 60675-0001

Reliance Trust Company	8,919,259	Record	15.81%
FBO Retirement Plans Serviced by
Metlife
c/o Fascorp.
8515 E. Orchard Rd, 2T2
Greenwood Vlg, CO 80111-5002

National Financial Services	6,535,897	Record	11.58%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Opportunity Fund
Consultant Class

Citigroup Global Markets	387,679	Record	33.02%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Raymond James	188,184	Record	16.03%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Pershing LLC	83,295	Record	7.09%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Opportunity Fund
R Class

ING National Trust	61,256	Record	18.47%
1 Orange Way
Windsor, CT 06095-4773

DCGT As TTEE and/or Cust	38,819	Record	11.71%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
ING	31,393	Record	9.47%
Enhanced K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ 08873-4162

MG Trust Co. as the Agent for NTC &	23,231	Record	7.01%
Co., Custodian FBO Syncroness, Inc.
P.O. Box 5508
Denver, CO, 80217-5508

DCGT As TTEE and/or Cust	20,951	Record	6.32%
FBO Principal Financial Group
Qualified Prin Advtg Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Royce Opportunity Fund
K Class

National Financial Services	475,184	Record	66.27%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Nationwide Trust Company FSB	103,816	Record	14.48%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

ING National Trust	38,475	Record	5.37%
1 Orange Way
Windsor, CT 06095-4773

Royce Special Equity Fund
Service Class

Charles Schwab & Co. Inc.	2,483,496	Record	20.30%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	1,371,147	Record	11.21%
P.O. Box 2052
Jersey City, NJ 07303-2052



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Morgan Stanley Smith Barney	1,219,041	Record	9.96%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	1,197,185	Record	9.79%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

DCGT as Ttee and/or Cust	807,496	Record	6.60%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

TD Ameritrade Inc For The	759,836	Record	6.21%
Exclusive Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce Special Equity Fund
Investment Class

National Financial Services	18,102,934	Record	20.13%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	13,652,156	Record	15.18%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	8,800,880	Record	9.79%
P.O. Box 2052
Jersey City, NJ 07303-2052

UBS WM USA	5,516,565	Record	6.14%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Special Equity Fund
Institutional Class

The Northern Trust Company	5,264,510	Record	20.38%
FBO Morgan Stanley-DV
P.O. Box 92994
Chicago, IL 60675-2994

Lauer & Co. Partnership	3,340,916	Record	12.93%
c/o The Glenmede Trust Co.
P.O. Box 58997
Philadelphia, PA 19102-8997

Automatic Data Processing Inc.	3,214,283	Record	12.44%
Pension Retirement Plan
4 New York Plaza, Fl. 15
New York, NY 10004-2413

State Street Bank & Trust co. TTEE	2,773,283	Record	10.73%
Glaxo Smith Kline Retirement
Savings Plan UA DTD 06/26/1989
2 Avenue De Lafayette Ste. 2
Boston, MA 02111-1748

National Financial Services	2,440,587	Record	9.45%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

The Northern Trust Cmpany as Trustee	1,566,968	Record	6.06%
FBO Morgan Stanley 401(K)
Savings - DV
P.O. Box 92994
Chicago, IL 60675-2994

Royce Special Equity Fund
Consultant Class

Citigroup Global Markets	845,217	Record	29.93%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Raymond James	379,588	Record	13.44%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Pershing LLC	287,787	Record	10.19%
P.O. Box 2052
Jersey City, NJ 07303-2052

UBS WM USA	228,040	Record	8.08%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Royce Value Fund
Service Class

National Financial Services	32,441,042	Record	34.03%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	23,093,915	Record	24.23%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	5,668,176	Record	5.95%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Value Fund
Consultant Class

Citigroup Global Markets	978,221	Record	28.29%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Stifel Nicolaus & Co. Inc.	286,484	Record	8.29%
Exclusive Benefit of Customers
501 N. Broadway
St. Louis, MO 63102-2131

Raymond James	263,505	Record	7.62%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Morgan Stanley Smith Barney	201,804	Record	5.84%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Value Fund
Investment Class

First Clearing LLC	4,641,546	Record	23.76%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

MLPF&S For the Sole Benefit of	2,690,997	Record	13.78%
Its Customers
Merrill Lynch Financial Data SV
Attn: Fund Administration
4800 Deer Lake Dr. E, Fl. 2
Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.	1,662,249	Record	8.51%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	1,280,816	Record	6.56%
P.O. Box 2052
Jersey City, NJ 07303-2052

Citigroup Global Markets, Inc.	1,182,883	Record	6.06%
388 Greenwich Street
New York, NY 10013-2375

National Financial Services	1,147,040	Record	5.87%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Value Fund
Institutional Class

Legg Mason Partners Lifestyle	4,063,780	Record	22.86%
Series Inc. Allocation 85%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

Legg Mason Partners Lifestyle	1,891,348	Record	10.64%
Series Inc. Allocation 70%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
DWS Trust Company	1,836,665	Record	10.33%
FBO Deutshe Bank Matched
Savings Plan
Attn: Share Recon Dept.
P.O. Box 1757
Salem, NH 03079-1143

Polish American Freedom	1,074,360	Record	6.04%
Foundation
410 Park Avenue, 15th Fl.
New York, NY 10022-4407

Legg Mason Partners Lifestyle	961,918	Record	5.41%
Series Inc. Allocation 50%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

State Street Bank & Trust Co.	918,432	Record	5.17%
South Dakota Higher Education Trust
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

Royce Value Fund
R Class

Hartford Life Ins. Co.	2,066,513	Record	61.38%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

ING Life Insurance Annuity Co.	571,973	Record	16.99%
1 Orange Way
Windsor, CT 06095-4773

Royce Value Fund
K Class

Hartford Life Ins. Co.	555,736	Record	31.41%
Separate Account
Attn: UIT Operations
P.O. Box 299
Hartford, CT 06104-2999

ING Life Insurance Annuity Co.	509,026	Record	28.77%
1 Orange Way
Windsor, CT 06095-4773



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Nationwide Trust Company FSB	211,350	Record	11.94%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Hartford Securities Distrib. Co. Inc.	148,902	Record	8.41%
As Agent for Reliance Tr. Co.
FBO Agents Plan Customers
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Royce Value Plus Fund
Service Class

National Financial Services	38,970,012	Record	36.80%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	24,290,824	Record	22.94%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Value Plus Fund
Institutional Class

National Financial Services	12,140,655	Record	61.85%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	2,251,028	Record	11.47%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Value Plus Fund
Investment Class

First Clearing LLC	6,869,486	Record	32.51%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Charles Schwab & Co. Inc.	4,349,779	Record	20.59%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	1,272,485	Record	6.02%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor

Royce Value Plus Fund
Consultant Class

Citigroup Global Markets	588,361	Record	35.21%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Morgan Stanley Smith Barney	133,368	Record	7.98%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Royce Value Plus Fund
R Class

Charles Schwab & Co. Inc.	25,534	Record	25.77%
Reinvest Acount
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Frontier Trust Company FBO	11,796	Record	11.90%
Ability Network Services, Inc.
401(K)
P.O. Box 10758
Fargo, ND 58106-0758

Frontier Trust Company FBO	9,838	Record	9.93%
Ribbons Express, Inc. 401(K) Plan
P.O. Box 10758
Fargo, ND 58106-0758

Cary Street Partners Holdings TTEE	9,760	Record	9.85%
Cary Street Partners Holdings 401K
c/o Fascore LLC
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Orchard Trust Co. TTEE	8,743	Record	8.82%
Employee Benefits Clients
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Frontier Trust Company FBO Horizon	5,683	Record	5.73%
Consultants, Inc. 401(K) Pr
P.O. Box 10758
Fargo, ND 58106-0758

Royce Value Plus Fund
K Class

Nationwide Trust Company FSB	36,848	Record	58.64%
c/o IPO Portfolio Accounting
P.O Box 182029
Columbus, OH 43218-2029

Charles Schwab & Co. Inc.	7,812	Record	12.43%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

MG Trust Company Cust. FBO East	5,688	Record	9.05%
Cooper Plastic Surgery 401K RE
700 17th Street - Suite 300
Denver, CO 80202-3531

Royce 100 Fund
Service Class

Charles Schwab & Co. Inc.	14,226,953	Record	41.47%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	6,716,676	Record	19.58%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Pershing LLC	3,082,788	Record	8.99%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	2,600,902	Record	7.58%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce 100 Fund
Investment Class

Charles Schwab & Co. Inc.	2,584,143	Record	36.08%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Citigroup Global Markets	771,929	Record	10.78%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

National Financial Services	730,181	Record	10.19%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

First Clearing LLC	367,995	Record	5.14%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce 100 Fund
R Class

Frontier Trust Company FBO	82,658	Record	21.68%
Reser's Fine Foods, Inc. 401(K) Plan
P.O. Box 10758
Fargo, ND 58106-0758

Frontier Trust Company FBO	24,963	Record	6.54%
Brown Wood Preserving Co.
Inc. Ret.
P.O. Box 10758
Fargo, ND 58106-0758

Frontier Trust Company FBO	19,499	Record	5.11%
Chicago Systems Group 401(K) Plan
P.O. Box 10758
Fargo, ND 58106-0758

Royce 100 Fund
K Class

Nationwide Trust Company FSB	131,906	Record	31.68%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Wilmington Trust RISC Cust FBO	49,928	Record	11.99%
Cobalt Mortgage 401K Plan
P.O. Box 52129
Phoenix, AZ 85072-2129

New York Life Trust Company	49,189	Record	11.81%
169 Lackawanna Avenue
Trust Admin., 2nd Floor
Parsippany, NJ 07054-1007

Fidelity Investments Institutional	45,543	Record	10.94%
Operations Company Inc. FBO
Hampshire Fire Protection Co. Inc.
401K Profit Sharing Plan
100 Magellan Way
Covington, KY 41015-1999

Wilmington Trust Risc TTEE FBO	44,064	Record	10.58%
Washington Federal 401K and
Employee Stock Ownership Plan and T
P.O. Box 52129
Phoenix, AZ 85072-2129

FIIOC FBO CSS Industries Inc.	36,475	Record	8.76%
Office and Management Employees
401(K) Pl.
100 Magellan Way
Covington, KY 51015-1999

Royce Micro-Cap Discovery Fund
Service Class

Charles Schwab & Co. Inc.	164,804	Record	22.79%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Royce Family Investments LLC	103,574	Record and	14.32%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

Charles M. Royce	98,521	Record and	13.63%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Financial Services Fund
Service Class

Charles Schwab & Co. Inc.	627,195	Record	24.38%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Pershing LLC	416,602	Record	16.20%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	335,460	Record	13.04%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

First Clearing LLC	222,853	Record	8.66%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Family Investments LLC	130,325	Record and	5.07%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

Royce Dividend Value Fund
Service Class

Charles Schwab & Co., Inc.	3,754,200	Record	11.42%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	3,175,326	Record	9.66%
P.O. Box 2052
Jersey City, NJ 07303-2052

LPL Financial	1,999,185	Record	6.08%
9785 Towne Centre Drive
San Diego, CA 92121-1968

Raymond James	1,813,424	Record	5.51%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
National Financial Services Corp.	1,781,802	Record	5.42%
FEBO Our Customers
200 Liberty Street, 11World Fin. Ctr.
Attn: Mutual Fund Dept, 5th Floor
New York, NY 10281-1003

Royce Dividend Value Fund
Investment Class

LPL Financial	6,195,226	Record	42.16%
9785 Towne Centre Drive
San Diego, CA 92121-1968

National Financial Services Corp.	2,398,773	Record	16.33%
FEBO Our Customers
Russ Lennon
200 Liberty St.
New York, NY 10281-1003

Raymond James	1,481,971	Record	10.09%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Janney Montgomery Scott LLC	994,497	Record	6.77%
Exclusive Benefit of Customers
1801 Market Street
Philadelphia, PA 19103-1675

SEI Private Trust Co.	942,559	Record	6.42%
Att: Mutual Fund Admin.
c/o Gibraltar Bank
1 Freedom Valley Dr.
Oaks, PA 19456-9989

First Clearing LLC	820,002	Record	5.58%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Select Fund I
Investment Class

Charles Schwab & Co., Inc.	1,359,318	Record	49.90%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Keybank NA	154,960	Record	5.69%
P.O. Box 94871
Cleveland, OH 44101-4871

Royce Select Fund II
Investment Class

Royce Family Investments LLC	88,654	Record and	26.70%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

Charles Schwab & Co., Inc.	58,955	Record	17.76%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade	32,233	Record	9.71%
P.O. Box 2226
Omaha, NE 68103-2226

John David Roven	27,868	Record and	8.39%
Houston, TX 77018-8018		Beneficial

Royce Global Select Long/Short Fund
Investment Class

Wendel & Co.	377,343	Record	26.27%
c/o The Bank of New York
Mutual Fund Reorg. Dept.
Wall Street Station
P.O. Box 1066
New York, NY 10268-1066

Pershing LLC	147,447	Record	10.27%
1 Pershing Plaza
Jersey City, NJ 07399-0002

W. Whitney George	97,422	Record and	6.78%
c/o Royce & Associates LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Charles Schwab & Co. Inc.	94,803	Record	6.60%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Global Value Fund
Service Class

Charles Schwab & Co. Inc.	2,664,814	Record and	25.80%
Reinvest Account		Beneficial
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	1,015,066	Record	9.83%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

UBS WM USA	995,994	Record	9.64%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

LPL Financial	636,660	Record	6.16%
9785 Towne Centre Drive
San Diego, CA 92121-1968

Pershing LLC	570,851	Record	5.53%
P.O. Box 2052
Jersey City, NJ 07303-2052

Raymond James	559,745	Record	5.42%
Omnibus for Mutual Funds
House Acct Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Global Value Fund
Investment Class

Genworth Financial Trust Co.	3,092,610	Record	23.62%
FBO Genworth Financial Wealth Mgmt
& Mutual Clients & For the Benefit
Of Other Custodial Clients
3200 N. Central Ave., Fl. 7
Phoenix, AZ 85012-2468

National Financial Services	2,045,629	Record	15.62%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr.
Attn: Mutual Fund Dept. 5th Fl.
New York, NY 10281



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Charles Schwab & Co. Inc.	1,797,691	Record	13.73%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Citigroup Global Markets	1,780,202	Record	13.60%
House Account
700 Reed Brook Blvd.
Owings Mills, MD 21117-5184

Raymond James	1,464,277	Record	11.18%
Omnibus for Mutual Funds
House Acct Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

First Clearing LLC	708,542	Record	5.41%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Global Value Fund
Consultant Class

Citigroup Global Markets	660,583	Record	38.26%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Stifel Nicolaus & Co. Inc.	102,012	Record	5.91%
Exclusive Benefit of Customers
501 N. Broadway
St. Louis, MO 63102-2188

Raymond James	97,928	Record	5.67%
Omnibus for Mutual Funds
House Acct Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Global Value Fund
K Class

Charles M. Royce	4,237	Record and	100%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7255



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Global Value Fund
R Class

Charles M. Royce	4,237	Record and	100%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7255

Royce European Smaller-
Companies Fund
Service Class

Charles Schwab & Co. Inc.	661,930	Record	38.48%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade Inc. for the Exclusive	247,390	Record	14.38%
Benefit of our Customers
P.O. Box 2226
Omaha, NE 68103-2226

National Financial Services	227,634	Record	13.23%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr.
Attn: Mutual Fund Dept. 5th Fl.
New York, NY 10281

Charles M. Royce	108,822	Record and	6.33%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive
Suite 140
Greenwich, CT 06830-7259

Pershing LLC	101,165	Record	5.88%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce SMid-Cap Value Fund
Service Class

National Financial Svcs. Corp.	202,940	Record	20.03%
FEBO Our Customers
200 Liberty St.
New York, NY10281-1003

Charles Schwab & Co. Inc.	153,595	Record	15.16%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Family Investments LLC	100,609	Record and	9.93%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

Pershing LLC	98,385	Record	9.71%
P.O. Box 2052
Jersey City, NJ 07303-2052

W. Whitney George	75,280	Record and	7.43%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce Enterprise Select Fund
Investment Class

Royce Family Investments LLC	76,711	Record and	67.52%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

Christopher Z Ou & Irene Wan	11,708	Record and	10.31%
Hong Lam JT WROS		Beneficial
McKinney, TX 75070-4718

Steve G. McBoyle	9,621	Record and	8.47%
c/o Royce & Associates LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

State Street Bank and Trust Co. CUST	6,623	Record	5.83%
IRA R/O Thomas James Legg
Keymar, MD 21757-9719

State Street Bank and Trust Co. CUST	5,812	Record	5.12%
IRA Peter H. Vandenberg
Milwaukee, WI 53217-4633

Royce International-Smaller
Companies Fund
Service Class

National Financial Services FEBO	647,256	Record	27.65%
Our Customers
200 Liberty St., 1 World Fin Ctr.
Attn: Mutual Fund Dept., 5th Fl.
New York, NY 10281

BNY Mellon Investment Servicing Inc.	355,411	Record	15.18%
FBO Primerica Financial Services
760 Moore Road
King of Prussia, PA 19406-1212



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Charles Schwab & Co., Inc.	301,286	Record	12.87%
Special Cust A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Family Investments LLC	225,358	Record and	9.63%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

TD Ameritrade Inc.	168,933	Record	7.22%
P.O. Box 2226
Omaha, NE 68103-2226

Raymond James	165,140	Record	7.05%
Omnibus for Mutual Funds
House Acct Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Focus Value Fund Service Class

W. Whitney George	147,759	Record and	23.67%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Charles Schwab & Co., Inc.	122,174	Record	19.57%
Special Cust A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

George U. Wyper	79,886	Record and	12.80%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Meredith M. George	50,685	Record and	8.12%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Stifel Nicholaus & Co. Inc.	38,516	Record and	6.17%
Exclusive Benefit of Customers		Beneficial
501 N. Broadway
St. Louis, MO 63102-2131



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Partners Fund
Service Class

Royce Family Investments LLC	89,380	Record and	55.04%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

Michael Hveem TTEE	34,238	Record and	21.08%
Marilyn J. Royce 2002 Trust		Beneficial
8 Sound Shore Drive
Suite 140
Greenwich, CT 06830-7259

Charles Schwab & Co., Inc.	10,116	Record	6.23%
Special Cust A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Mid-Cap Fund
Service Class

James F. Hartman & Janet L.	172,336	Record and	32.49%
Hartman JT WROS		Beneficial
Bonita Springs, FL 34134-6718

National Financial Services	68,338	Record	12.88%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

State Street Bank & Trust Co.	58,397	Record and	11.01%
Cust. IRA James T. Stoeffel		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

W. Whitney George	51,907	Record and	9.78%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

State Street Bank & Trust Co.	38,209	Record and	7.20%
Cust. IRA Carl Degnan Brown		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Pershing LLC	37,279	Record	7.03%
1 Pershing Plaza
Jersey City, NJ 07399-0001

State Street Bank & Trust Co.	36,367	Record and	6.86%
Cust. IRA Brendan James Hartman		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce Opportunity Select Fund
Investment Class

Blanche I. Hench &	125,223	Record and	61.43%
William Hench JTWROS		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Boniface A. Zaino	10,419	Record and	5.11%
Alison H. Zaino JT WROS		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce Global Dividend Value Fund
Service Class

Charles Schwab & Co., Inc.	236,050	Record	30.96%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

LPL Financial	133,369	Record	17.49%
9785 Towne Centre Drive
San Diego, CA 92121-1968

National Financial Services	94,871	Record	12.44%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

TD Ameritrade Inc. for the Exclusive	73,295	Record	9.61%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce Family Investments LLC	65,718	Record and	8.62%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce International Premier Fund
Service Class

Charles Schwab & Co., Inc.	176,864	Record	41.05%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Family Investments LLC	77,998	Record and	18.10%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

George U. Wyper	50,392	Record and	11.70%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

TD Ameritrade Inc. for the Exclusive	32,911	Record	7.64%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce International Micro-Cap Fund
Service Class

National Financial Services	72,176	Record	14.77%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Charles Schwab & Co., Inc.	67,355	Record	13.78%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Charles M. Royce	54,516	Record and	11.16%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

TD Ameritrade Inc. for the Exclusive	37,214	Record	7.62%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Jack E. Fockler Jr. & Cheryl L.	30,025	Record and	6.14%
Fockler Jr. TTEES		Beneficial
Jack E. Fockler Jr. UA
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Cheryl L. Fockler Rev. Trust & Jack	30,025	Record and	6.14%
E. Fockler Jr. TTEES		Beneficial
Cheryl L. Fockler Rev. Trust UA
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Pershing LLC	26,534	Record	5.43%
P.O. Box 2052
Jersey City, NJ 07303-2052

Michael Hveem TTEE	25,419	Record and	5.20%
Marilyn J. Royce 2002 Trust		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Royce Special Equity Multi-Cap Fund
Service Class

National Financial Services	959,212	Record	29.55%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Charles Schwab & Co., Inc.	502,235	Record	15.47%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Vincent Meyer	471,834	Record	14.54%
Les Fils Dreyfus & Cie SA
Banquiers Aeschenvorstadt 16
4002 Basel Switzerland

Pershing LLC	330,548	Record	10.18%
P.O. Box 2052
Jersey City, NJ 07303-2052

TD Ameritrade Inc. for the Exclusive	280,970	Record	8.66%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226



Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares
Royce Special Equity Multi-Cap Fund
Investment Class

National Financial Services	1,704,704	Record	84.04%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles R. Dreifus	136,838	Record and	6.75%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

As of April 3, 2012, all of the trustees and officers of the Trust as a group beneficially owned the approximate percentage of the outstanding shares of the Funds as indicated in the following table. Except as noted below, the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of the Funds and their respective classes.

Fund	Class	Approximate Percentage owned
Royce Heritage Fund	Investment	15.89%
Royce Opportunity Fund	Consultant	3.52%
Royce Opportunity Fund	Institutional	1.24%
Royce Value Fund	Investment	1.26%
Royce Value Fund	Institutional	1.37%
Royce 100 Fund	Investment	5.89%
Royce 100 Fund	R	2.84%
Royce Micro-Cap Discovery Fund	Service	54.85%
Royce Financial Services Fund	Service	12.21%
Royce Dividend Value Fund	Investment	2.59%
Royce Select Fund I	Investment	10.15%
Royce Select Fund II	Investment	44.95%
Royce Global Select Long/Short Fund	Investment	11.68%
Royce Global Value Fund	Service	2.09%
Royce Global Value Fund	Investment	1.50%
Royce Global Value Fund	K	100%
Royce Global Value Fund	R	100%
Royce European Smaller-Companies Fund	Service	6.97%
Royce SMid-Cap Value Fund	Service	18.27%
Royce Enterprise Select Fund	Investment	78.74%
Royce International Smaller-Companies Fund	Service	11.40%
Royce Focus Value Fund	Service	71.66%
Royce Mid-Cap Fund	Service	35.95%
Royce Partners Fund	Service	81.77%
Royce Opportunity Select Fund	Investment	67.51%
Royce Special Equity Multi-Cap Fund	Service	1.44%
Royce Special Equity Multi-Cap Fund	Investment	9.15%
Royce Global Dividend Value Fund	Service	10.09%
Royce International Premier Fund	Service	31.40%
Royce International Micro-Cap Fund	Service	36.21%


INVESTMENT ADVISORY SERVICES

Services Provided by Royce

As compensation for its services under the Investment Advisory Agreements for the Funds listed below, Royce is entitled to receive the following fees:


Fund	Percentage Per Annum of Fund's Average Net Assets
Royce Pennsylvania Mutual Fund	1.00% of first $50,000,000,
.875% of next $50,000,000 and
.75% of any additional average net assets

Royce Premier Fund	1.00% of first $2,000,000,000,
Royce Total Return Fund	.95% of next $2,000,000,000 and
Royce Heritage Fund	.90% of next $2,000,000,000,
Royce Opportunity Fund	.85% of any additional average net assets
Royce Special Equity Fund
Royce Value Fund
Royce Value Plus Fund
Royce 100 Fund
Royce Micro-Cap Discovery Fund
Royce Financial Services Fund
Royce Dividend Value Fund
Royce SMid-Cap Value Fund
Royce Focus Value Fund
Royce Partners Fund
Royce Mid-Cap Fund
Royce Special Equity Multi-Cap Fund

Royce Micro-Cap Fund	1.30% of first $2,000,000,000,
Royce International Micro-Cap Fund	1.25% of next $2,000,000,000,
1.20% of next $2,000,000,000 and
1.15% of any additional average net assets

Royce Low-Priced Stock Fund	1.15% of first $2,000,000,000,
1.10% of next $2,000,000,000,
1.05% of next $2,000,000,000 and
1.00% of any additional average net assets

Royce Global Value Fund	1.25% of first $2,000,000,000,
Royce European Smaller-Companies Fund	1.20% of next $2,000,000,000,
Royce International Smaller-Companies Fund	1.15% of next 2,000,000,000 and
Royce Global Dividend Value Fund	1.10% of any additional average net assets
Royce International Premier Fund

Such fees are payable monthly from the assets of the Fund involved and, in the case of Royce Pennsylvania Mutual, Royce Micro-Cap, Royce Premier, Royce Low-Priced Stock, Royce Total Return, Royce Heritage, Royce Opportunity, Royce Special Equity, Royce Value, Royce Value Plus, Royce 100, Royce Dividend Value, Royce Global Value and Royce Special Equity Multi-Cap Funds, are allocated among each of their Classes of shares based on the relative net assets of each class.


Under such Investment Advisory Agreements, Royce (i) determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust's Board of Trustees; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; and (iii) pays expenses incurred in performing its investment advisory duties under the Investment Advisory Agreements.

The Trust pays all administrative and other costs and expenses attributable to its operations and transactions with respect to the above-listed Funds, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholder reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees' fees; and brokerage commissions. Please see the section of this Statement of Additional Information entitled, “Administration Agreement” for more information.


Under its Investment Advisory Agreements with Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund, each Fund pays Royce a performance fee. See "Management of the Fund" in the Funds' Prospectuses for further information concerning this fee and other material terms of such Investment Advisory Agreement, including Royce's obligation to pay the Fund's ordinary operating expenses.

For each of the three years ended December 31, 2009, 2010 and 2011, as applicable, Royce received advisory fees from the Funds (net of any amounts waived by Royce) and waived advisory fees payable to it, as follows:

	Net Advisory Fees Received by Royce	Amounts Waived by Royce
Royce Pennsylvania Mutual Fund
2009	$28,127,149	-
2010	40,852,642	-
2011	45,870,329	-

Royce Micro-Cap Fund
2009	10,041,462	-
2010	15,235,767	-
2011	18,005,072	-

Royce Premier Fund
2009	39,290,968	-
2010	54,303,172	-
2011	66,299,893	-

Royce Low-Priced Stock Fund
2009	31,952,913	-
2010	41,820,890	-
2011	51,564,057	-

Royce Total Return Fund
2009	34,080,026	-
2010	41,294,432	-
2011	45,601,850	-

Royce Heritage Fund
2009	1,332,969	-
2010	2,302,355	-
2011	2,878,362	-



	Net Advisory Fees Received by Royce	Amounts Waived by Royce
Royce Opportunity Fund
2009	12,983,501	-
2010	18,753,553	-
2011	19,858,141	-

Royce Special Equity Fund
2009	7,941,681	-
2010	16,333,016	-
2011	23,529,465	-

Royce Value Fund
2009	10,934,125	-
2010	15,560,090	-
2011	18,474,164	-

Royce Value Plus Fund
2009	24,674,638	-
2010	30,723,547	-
2011	27,175,703	-

Royce 100 Fund
2009	1,246,529	-
2010	3,302,517	-
2011	4,490,839	-

Royce Micro-Cap Discovery Fund
2009	-	25,295
2010	-	30,860
2011	-	37,044

Royce Financial Services Fund
2009	49,893	67,986
2010	68,967	57,441
2011	107,526	58,616

Royce Dividend Value Fund
2009	74,975	63,568
2010	647,038	-
2011	2,543,632	-

Royce Select Fund I
2009	-	-
2010	1,155,328	-
2011	817,095	-

Royce Select Fund II
2009	-	-
2010	106,575	-
2011	49,270	-



	Net Advisory Fees Received by Royce	Amounts Waived by Royce
Royce Global Select Long/Short Fund
2009	-	-
2010	348,036	-
2011	197,280	-

Royce Global Value Fund
2009	411,336	56,834
2010	854,770	-
2011	5,095,646	-

Royce European Smaller-Companies Fund
2009	-	58,915
2010	33,068	79,498
2011	168,753	79,031

Royce SMid-Cap Value Fund
2009	37,946	44,683
2010	5,756	45,410
2011	57,647	48,417

Royce Enterprise Select Fund
2009	-	-
2010	7,367	-
2011	14,371	-

Royce International Smaller-Companies Fund
2009	-	56,061
2010	77,942	85,757
2011	166,264	96,901

Royce Focus Value Fund
2009*	-	25,777
2010	50,515	16,311
2011	48,628	44,341

Royce Partners Fund
2009**	-	8,618
2010	-	15,352
2011	-	18,200

Royce Mid-Cap Fund
2010***	2,968	34,081
2011	8,631	48,687

Royce Opportunity Select Fund
2010****	61,681	-
2011	22,126	-



	Net Advisory Fees Received by Royce	Amounts Waived by Royce
Royce Global Dividend Value Fund
2011*****	-	61,440

Royce International Premier Fund
2011*****	-	49,164

Royce International Micro-Cap Fund
2011*****	-	58,863

Royce Special Equity Multi-Cap Fund
2011*****	60,493	71,032

   __________________

*For the period March 2, 2009 (commencement of operations) to December 31, 2009
**For the period April 28, 2009 (commencement of operations) to December 31, 2009
***For the period January 4, 2010 (commencement of operations) to December 31, 2010
****For the period September 1, 2010 (commencement of operations) to December 31, 2010
*****For the period January 3, 2011 (commencement of operations) to December 31, 2011


ADMINISTRATION AGREEMENT


Effective January 1, 2008, the Funds and Royce entered into an Administration Agreement. Under the terms of the Administration Agreement, Royce provides the Funds with, among other things, administrative, professional, compliance and clerical services; necessary personnel, office space and facilities and equipment; preparation of its prospectuses, statements of additional information and proxy statements, shareholders’ reports and notices and other reports and filings made to and with the Securities Exchange Commission and/or other regulators; administering shareholder accounts, handling shareholder relations and such other services as Royce, subject to the Funds’ Board of Trustees, shall from time to time determine to be necessary or useful to perform its obligations under the terms of the Administration Agreement. Royce also, on behalf of the Funds, conducts relations with custodians, depositories, transfer agents, dividend disbursing agents, other shareholder servicing agents, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and other such persons in any such other capacity deemed to be necessary or desirable. Royce does not receive a fee under the terms of the Administration Agreement but rather is reimbursed by the Funds on a monthly, or more frequent basis, for any and all costs and expenses that it may incur in providing services under the Administration Agreement, including, without limitation, the costs and expenses relating to necessary personnel, rent, telephone, technology and supplies. In accordance with the Administration Agreement, for the fiscal years ended December 31, 2011 and December 31, 2010, Royce received $4,180,065 and $3,606,825, respectively, in reimbursements from series of The Royce Fund.


PORTFOLIO MANAGERS


The following table shows the dollar range of each Fund's shares owned beneficially and of record by each of the Fund's Portfolio Managers, Co-Portfolio Managers and Assistant Portfolio Managers ("Portfolio Managers"), including investments by their immediately family members sharing the same household and amounts invested through retirement and deferred compensation plans. Except as described in the footnotes to the table, information in the table is provided as of December 31, 2011, The Royce Fund's most recent fiscal year end.


Portfolio Manager Investments in Each Fund


Name	Dollar Range of Fund Shares Beneficially Owned*	Total Ownership Interest in Fund Shares**
Royce Pennsylvania Mutual Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Micro-Cap Fund
Jenifer L. Taylor (Portfolio Manager)	$500,001 - $1,000,000	Over $1,000,000
W. Whitney George (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
David A. Nadel (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Premier Fund
Charles M. Royce (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Low-Priced Stock Fund
W. Whitney George (Portfolio Manager)	Over $1,000,000	Over $1,000,000
James A. Skinner (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Total Return Fund
Charles M. Royce (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
George Necakov (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Christopher E. Flynn (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Heritage Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
James J. Harvey (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Steven G. McBoyle (Portfolio Manager)	None	None
Christopher D. Clark (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Opportunity Fund
Boniface A. Zaino (Portfolio Manager)	Over $1,000,000	Over $1,000,000
William A. Hench (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Special Equity Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Value Fund
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Assistant Portfolio Manager)	None	$100,001 - $500,000

Royce Value Plus Fund
James A. Skinner (Portfolio Manager)	Over $1,000,000	Over $1,000,000
W. Whitney George (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce 100 Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000



Name	Dollar Range of Fund Shares Beneficially Owned*	Total Ownership Interest in Fund Shares**
Royce Micro-Cap Discovery Fund
George Necakov (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
James J. Harvey (Co-Portfolio Manager)	None	None
Charles M. Royce (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1.000,000

Royce Financial Services Fund
Charles M. Royce (Portfolio Manager)	$500,001 - $1,000,000***	$500,001 - $1,000,000***
Christopher E. Flynn (Assistant Portfolio Manager)	None	None

Royce Dividend Value Fund
Charles M. Royce (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Co-Portfolio Manager)	None	$100,001 - $500,000
Francis D. Gannon (Assistant Portfolio Manager)	$10,001 - $50,000	$10,001 - $50,000

Royce Global Value Fund
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
David A. Nadel (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce European Smaller-Companies Fund
Charles M. Royce (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
David A. Nadel (Co-Portfolio Manager)	$10,001 - $50,000	$50,001 - $100,000

Royce Select Fund I
Lauren A. Romeo (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Charles M. Royce (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Royce Select Fund II
James J. Harvey (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Charles M. Royce (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce Global Select Long/Short Fund
David A. Nadel (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
W. Whitney George (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce SMid-Cap Value Fund
W. Whitney George (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Steven G. McBoyle (Co-Portfolio Manager)	$1 - $10,000	$10,001 - $50,000

Royce Enterprise Select Fund
Steven G. McBoyle (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Charles M. Royce (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce International Smaller-Companies Fund
Charles M. Royce (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
David A. Nadel (Co-Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Focus Value Fund
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
George U. Wyper (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000



Name	Dollar Range of Fund Shares Beneficially Owned*	Total Ownership Interest in Fund Shares**
Royce Partners Fund
Charles M. Royce (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Mid-Cap Fund
W. Whitney George (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Carl Brown (Co-Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Brendan Hartman (Co-Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
James Stoeffel (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce Opportunity Select Fund
William A. Hench (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Boniface A. Zaino (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Global Dividend Value Fund
Charles M. Royce (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
David A. Nadel (Assistant Portfolio Manager)	None	None

Royce International Premier Fund
David A. Nadel (Portfolio Manager)	$10,001 - $50,000	$10,001 - $50,000
George U. Wyper (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce International Micro-Cap Fund
David A. Nadel (Portfolio Manager)	$10,001 - $50,000	$10,001 - $50,000
James J. Harvey (Assistant Portfolio Manager)	$1 - $10,000	$1 - $10,000
Jenifer L. Taylor (Assistant Portfolio Manager)	$50,001 - $100,000	$50,001 - $100,000

Royce Special Equity Multi-Cap Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000

___________________________

*This column reflects investments in a Fund's shares owned directly by a Portfolio Manager or beneficially owned by a Portfolio Manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A Portfolio Manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household. All ownership information is as of December 31, 2011 for those persons who were named Portfolio Managers in the Funds’ prospectus on that date and as of March 31, 2012 for those persons who were not.

**Includes, in addition to amounts reported in the previous column, unvested amounts held as "phantom shares" in the Fund on the Portfolio Manager's behalf through Royce's deferred compensation arrangements. All ownership information is as of December 31, 2011 for those persons who were named Portfolio Managers in the Funds’ prospectus on that date and as of March 31, 2012 for those persons who were not.

 ***The values of Mr. Royce's above reported Fund share holdings do not include certain accounts for the benefit of members of Mr. Royce's family over which he exercises investment and voting discretion. Had these accounts been reflected, Mr. Royce's share holdings in this Fund would be over $1,000,000.


Description of Portfolio Manager Compensation Structure

Royce seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. All Portfolio Managers, receive from Royce a base salary, Performance-Related Variable Compensation (generally the largest element of each Portfolio Manager's compensation with the exception of Charles M. Royce and W. Whitney George), Firm-Related Variable Compensation based primarily on registered investment company and other client account revenues generated by Royce and a benefits package. Portfolio Manager compensation is reviewed and may be modified from time to time as appropriate to reflect changes in the market, as well as to adjust the factors used to determine variable compensation. Except as described below, each Portfolio Manager's compensation consists of the following elements:

-	BASE SALARY. Each Portfolio Manager is paid a base salary. In setting the base salary, Royce seeks to be competitive in light of the particular Portfolio Manager's experience and responsibilities.

-

PERFORMANCE-RELATED VARIABLE COMPENSATION. Each Portfolio Manager receives quarterly Performance-Related Variable Compensation that is either asset-based, or revenue-based and therefore in part based on the value of the net assets of the account for which he or she is being compensated, determined with reference to each of the registered investment company and other client accounts they are managing. The revenue used to determine the quarterly Performance-Related Variable Compensation received by Charles M. Royce that relates to each of Royce Micro-Cap Trust and Royce Value Trust is performance-based fee revenue. For all Portfolio Managers, other than Boniface A. Zaino, William A. Hench and Charles R. Dreifus, the Performance-Related Variable Compensation applicable to the registered investment company accounts managed by the Portfolio Manager is subject to downward adjustment or elimination based on a combination of 3-year, 5-year and 10-year risk-adjusted pre-tax returns of such accounts relative to all small-cap objective funds with three years of history tracked by Morningstar (as of December 31, 2011 there were 371 such Funds tracked by Morningstar), the 5-year absolute returns of such accounts relative to 5-year U.S. Treasury Notes and absolute returns over the prior full market cycle and current cycle to date vs. the accounts’ benchmark. The Performance-Related Variable Compensation applicable to non-registered investment company accounts managed by a Portfolio Manager, and to Royce Select Funds, is not subject to performance-related adjustment.


Payment of the Performance-Related Variable Compensation may be deferred, and any amounts deferred are forfeitable, if the Portfolio Manager is terminated by Royce with or without cause or resigns. The amount of the deferred Performance-Related Variable Compensation will appreciate or depreciate during the deferral period, based on the total return performance of one or more Royce-managed registered investment company accounts selected by the Portfolio Manager at the beginning of the deferral period. The amount deferred will depend on the Portfolio Manager's total direct, indirect beneficial and deferred unvested investments in the Royce registered investment company accounts for which he or she is receiving portfolio management compensation.

-	FIRM-RELATED VARIABLE COMPENSATION. Each Portfolio Manager, other than William A. Hench, receives quarterly variable compensation based on Royce's net revenues.

-

BENEFIT PACKAGE. Each Portfolio Manager also receives benefits standard for all Royce employees, including health care and other insurance benefits, and participation in Royce's 401(k) Plan and Money Purchase Pension Plan. From time to time, on a purely discretionary basis, Portfolio Managers may also receive options to acquire stock in Royce's parent company, Legg Mason, Inc. Those options typically represent a relatively small portion of a Portfolio Manager's overall compensation.

Charles M. Royce and W. Whitney George, in addition to the above-described compensation, also receive variable compensation based on Royce's retained pre-tax operating profit. This variable compensation, along with the Performance-Related Variable Compensation and Firm-Related Variable Compensation, generally represents the most significant element of Messrs. Royce's and George's compensation. A portion of the above-described compensation payable to Mr. Royce relates to his responsibilities as Royce's Chief Executive Officer, Co-Chief Investment Officer and President of The Royce Funds.

Other Portfolio Manager Accounts


The following chart contains information regarding all Royce client accounts for which each Portfolio Manager has day-to-day management responsibilities. Information in the chart is as of December 31, 2011 for those persons who were named Portfolio Managers in the Funds’ prospectus on that date and as of March 31, 2012 for those who were not. Accounts are grouped into three categories: (i) registered investment companies, (ii) private pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.

Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Value of Managed Accounts for which Advisory Fee is Performance- Based
Charles M. Royce
	Registered investment companies	17	$19,258,325,840	5	$1,578,113,476

	Private pooled investment vehicles	2	$33,717,000	1	$31,225,000

	Other accounts*	11	$41,088,266	-	-

W. Whitney George
	Registered investment companies	12	$16,235,339,323	1	$22,504,484

	Private pooled investment vehicles	5	$1,059,235,000	1	$116,766,000

	Other accounts*	1	$30,934,057	-	-

Boniface A. Zaino
	Registered investment companies	2	$1,637,704,153	1	$2,101,855

	Private pooled investment vehicles	3	$600,266,000	1	$16,182,000

	Other accounts*	-	-	-	-



Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Value of Managed Accounts for which Advisory Fee is Performance- Based
Charles R. Dreifus
	Registered investment companies	2	$2,462,449,453	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	7	$342,537,000	-	-

Jay S. Kaplan
	Registered investment companies	5	$12,655,256,424	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

James A. Skinner
	Registered investment companies	2	$5,772,493,816	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

Jenifer L. Taylor
	Registered investment companies	3	$1,760,356,135	-	-

	Private pooled investment vehicles	1	$7,584,000	-	-

	Other accounts*	-	-	-	-

James J. Harvey
	Registered investment companies	5	$615,703,487	2	$342,727,176

	Private pooled investment vehicles	1	$16,182,000	1	$16,182,000

	Other accounts*	-	-	-	-
George Necakov
	Registered investment companies	2	$4,456,415,012	-	-

	Private pooled investment vehicles	2	$11,473,000	1	$8,256,000

	Other accounts*	-	-	-	-



Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Value of Managed Accounts for which Advisory Fee is Performance- Based
William A. Hench
	Registered investment companies	2	$1,637,704,153	1	$2,101,855

	Private pooled investment vehicles	2	$584,084,000	-	-

	Other accounts*	-	-	-	-

Christopher E. Flynn
	Registered investment companies	4	$5,993,100,130	2	$1,526,210,327

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

Lauren A. Romeo
	Registered investment companies	6	$15,424,478,681	2	$1,234,263,339

	Private pooled investment vehicles	3	$932,580,000	-	-

	Other accounts*	-	-	-	-

David A. Nadel
	Registered investment companies	10	$3,298,360,825	2	$1,209,422,592

	Private pooled investment vehicles	2	$12,351,000	-	-

	Other accounts*	-	-	-	-

Steven G. McBoyle
	Registered investment companies	3	$277,231,022	1	$1,122,961

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

Carl Brown
	Registered investment companies	1	$5,727,357	-	-

	Private pooled investment vehicles	1	$956,000	1	$956,000

	Other accounts*	-	-	-	-



Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Value of Managed Accounts for which Advisory Fee is Performance- Based
Brendan Hartman
	Registered investment companies	1	$5,727,357	-	-

	Private pooled investment vehicles	1	$956,000	1	$956,000

	Other accounts*	-	-	-	-

James Stoeffel
	Registered investment companies	1	$5,727,357	-	-

	Private pooled investment vehicles	1	$956,000	1	$956,000

	Other accounts*	-	-	-	-

George U. Wyper
	Registered investment companies	2	$12,817,622	-	-

	Private pooled investment vehicles	1	$17,891,000	-	$17,891,000

	Other accounts*	-	-	-	-

Christopher D. Clark
	Registered investment companies	1	$265,780,652	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

Francis D. Gannon
	Registered investment companies	1	$286,822,311	-	-

	Private pooled investment vehicles	-	-	-	-

	Other accounts*	-	-	-	-

_____________________

   *Other accounts include all other accounts managed by the Portfolio Manager in either a professional or personal capacity except for personal accounts subject to pre-approval and reporting requirements under the Funds' Rule 17j-1 Code of Ethics.


Potential Conflicts of Interest

The fact that a Portfolio Manager has day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, the Portfolio Manager may have an opportunity to purchase securities of limited availability. In this circumstance, the Portfolio Manager is expected to review each account's investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his or her managed accounts are treated equitably. The Portfolio Manager may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. To address any conflicts that this situation may create, the Portfolio Manager will generally combine managed account orders (i.e., enter a "bunched" order) in an effort to obtain best execution or a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts managed by common Portfolio Managers on the same day are executed at different prices or commission rates, the transactions will generally be allocated by Royce to each of such managed accounts at the weighted average execution price and commission. In circumstances where a pre-allocated bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account's level of participation in the order. Royce may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account. See also, "Portfolio Transactions" below.

As described above, there is a revenue-based component of each Portfolio Manager's Performance-Related Variable Compensation and the Portfolio Managers also receive Firm-Related Variable Compensation based on revenues (adjusted for certain imputed expenses) generated by Royce. In addition, Charles M. Royce and W. Whitney George receive variable compensation based on Royce's retained pre-tax profits from operations. As a result, the Portfolio Managers may receive a greater relative benefit from activities that increase the value to Royce of the Funds and/or other Royce client accounts, including, but not limited to, increases in sales of Fund shares and assets under management.


Also, as described above, the Portfolio Managers generally manage more than one client account, including, among others, registered investment company accounts, separate accounts and private pooled accounts managed on behalf of institutions (e.g., pension funds, endowments and foundations) and for high-net-worth individuals. The appearance of a conflict of interest may arise where Royce has an incentive, such as a performance-based management fee (or any other variation in the level of fees payable by Funds or other Royce client accounts to Royce), which relates to the management of one or more Funds or accounts with respect to which the same Portfolio Manager has day-to-day management responsibilities. Except as described below, no Royce Portfolio Manager's compensation is tied to performance fees earned by Royce for the management of any one client account. Although variable and other compensation derived from Royce revenues or profits is impacted to some extent, the impact is relatively minor given the small percentage of Royce firm assets under management for which Royce receives performance-measured revenue. Notwithstanding the above, the Performance-Related Variable Compensation paid to Charles M. Royce as Portfolio Manager of two registered investment company accounts (Royce Value Trust and Royce Micro-Cap Trust) is based, in part, on performance-based fee revenues. Royce Value Trust and Royce Micro-Cap Trust pay Royce a fulcrum fee that is adjusted up or down depending on the performance of the Fund relative to its benchmark index. In addition, five other registered investment company accounts, Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund, each pay Royce a performance-based fee.


Finally, conflicts of interest may arise when a Portfolio Manager personally buys, holds or sells securities held or to be purchased or sold for a Fund or other Royce client account or personally buys, holds or sells the shares of one or more of The Royce Funds. To address this, Royce has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders' interests). See "Code of Ethics and Related Matters" below. Royce generally does not permit its Portfolio Managers to purchase small- or micro-cap securities in their personal investment portfolios.

Royce and The Royce Funds have adopted certain compliance procedures which are designed to address the above-described types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DISTRIBUTION

The Funds are engaged in a continuous offering of their shares. RFS, a wholly-owned subsidiary of Royce, is the distributor of each Fund's shares. RFS has its office at 745 Fifth Avenue, New York, New York 10151. It was organized in November 1982 and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA").


As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, RFS is entitled to receive, from the assets of the Fund or share class involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Royce Pennsylvania Mutual Fund's, Royce Micro-Cap Fund's, Royce Premier Fund's, Royce Total Return Fund's, Royce Heritage Fund's, Royce Opportunity Fund's, Royce Special Equity Fund's, Royce Value Fund's, Royce Value Plus Fund's and Royce Global Value Fund’s Consultant Classes' respective average net assets, .50% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund's, Royce Premier Fund's, Royce Low-Priced Stock Fund's, Royce Total Return Fund's, Royce Heritage Fund’s, Royce Opportunity Fund's, Royce Value Fund's, Royce Value Plus Fund's, Royce 100 Fund’s and Royce Global Value Fund’s R Classes' respective average net assets, .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund's, Royce Micro-Cap Fund's, Royce Premier Fund's, Royce Low-Priced Stock Fund’s, Royce Total Return Fund's, Royce Heritage Fund's, Royce Opportunity Fund's, Royce Special Equity Fund's, Royce Value Fund's, Royce Value Plus Fund's, Royce 100 Fund's, Royce Micro-Cap Discovery Fund's, Royce Financial Services Fund's, Royce Dividend Value Fund's, Royce Global Value Fund's, Royce European Smaller-Companies Fund's, Royce SMid-Cap Value Fund's, Royce International Smaller-Companies Fund’s, Royce Focus Value Fund’s, Royce Partners Fund’s, Royce Mid-Cap Fund’s, Royce Global Dividend Value Fund’s, Royce International Premier Fund’s, Royce International Micro-Cap Fund’s and Royce Special Equity Multi-Cap Fund’s Service Classes' respective average net assets and .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund's, Royce Premier Fund's, Royce Low-Priced Stock Fund’s, Royce Total Return Fund's, Royce Heritage Fund’s, Royce Opportunity Fund's, Royce Value Fund's, Royce Value Plus Fund's, Royce 100 Fund’s and Royce Global Value Fund’s K Classes' respective average net assets. Except to the extent that they may be waived by RFS, these fees are not subject to any required reductions. RFS is also entitled to the proceeds of any contingent deferred sales charges (“CDSC”) that may be imposed on Royce Pennsylvania Mutual Fund's, Royce Micro-Cap Fund's, Royce Premier Fund's, Royce Total Return Fund's, Royce Heritage Fund's, Royce Opportunity Fund's, Royce Special Equity Fund's, Royce Value Fund's, Royce Value Plus Fund's and Royce Global Value Fund’s Consultant Class shares redeemed less than 365 days from the date of their purchase. Shareholders do not pay a CDSC on exchanges between Consultant Class shares of the Funds; shares acquired through reinvestment of distributions; and shares held for 365 days or longer. The CDSC will generally be waived for: participants in automatic investment or withdrawal plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; and omnibus or similar account customers of pre-approved broker-dealers and other institutions. These exemptions may not be available to investors who hold Consultant Class shares through certain broker-dealers and other financial intermediaries. Please contact your financial adviser for more information on CDSC waivers. None of the Funds' Investment Classes, W Class or Institutional Classes are obligated to pay any fees to RFS under the Distribution Agreement.


Under the Distribution Agreement, RFS (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to RFS); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds' prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of filing for sales of its shares under the securities laws of the various states.

The Trust entered into the Distribution Agreement with RFS pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. Such distribution fee is paid to RFS regardless of whether expenses were incurred under the Plan. As required by Rule 12b-1 under the 1940 Act, the shareholders of each Fund or class of shares that remains covered by the Plan and the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (which also approved the Distribution Agreement pursuant to which the distribution fees are paid) approved the Plan.

The Plan may be terminated as to any Fund or class of shares by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or by vote of a majority of the outstanding voting securities of such Fund or class. Any change in the Plan that would materially increase the distribution cost to a Fund or class of shares requires approval by the shareholders of such Fund or class; otherwise, the Trustees, including a majority of the non-interested Trustees, as described above, may amend the Plan.

The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days' written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding shares of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to it.

The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and (ii) by the vote of a majority of the entire Board of Trustees.

While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.


For the fiscal year ended December 31, 2011, RFS received distribution fees from the Funds as follows:

	Net Distribution Fees	Distribution Fees Waived
Royce Pennsylvania Mutual Fund - Service Class	$ 1,169,942	-
Royce Pennsylvania Mutual Fund - Consultant Class	7,699,355	-
Royce Pennsylvania Mutual Fund - R Class	98,573	-



	Net Distribution Fees	Distribution Fees Waived
Royce Pennsylvania Mutual Fund - K Class	11,018	-
Royce Micro-Cap Fund - Service Class	364,774	-
Royce Micro-Cap Fund - Consultant Class	1,620,317	-
Royce Premier Fund - Service Class	1,482,591	128,921
Royce Premier Fund - Consultant Class	680,875	-
Royce Premier Fund - R Class	95,149	-
Royce Premier Fund - K Class	21,667	-
Royce Low-Priced Stock Fund - Service Class	7,709,961	321,248
Royce Low-Priced Stock Fund - R Class	26,391	-
Royce Low-Priced Stock Fund - K Class	19,520	-
Royce Total Return Fund - Service Class	751,456	-
Royce Total Return Fund - Consultant Class	3,614,031	-
Royce Total Return Fund - R Class	143,203	-
Royce Total Return Fund - K Class	315,024	-
Royce Heritage Fund - Service Class	538,136	73,382
Royce Heritage Fund - Consultant Class	148,780	-
Royce Heritage Fund - R Class	16,069	-
Royce Heritage Fund - K Class	15,448	-
Royce Opportunity Fund - Service Class	620,341	-
Royce Opportunity Fund - Consultant Class	131,245	-
Royce Opportunity Fund - R Class	11,698	-
Royce Opportunity Fund - K Class	22,076	-
Royce Special Equity Fund - Service Class	390,094	97,524
Royce Special Equity Fund - Consultant Class	447,657	-
Royce Value Fund - Service Class	3,194,077	133,087
Royce Value Fund - Consultant Class	386,602	-
Royce Value Fund - R Class	167,520	-
Royce Value Fund - K Class	40,602	-
Royce Value Plus Fund - Service Class	4,612,880	401,120
Royce Value Plus Fund - Consultant Class	255,043	-
Royce Value Plus Fund - R Class	5,297	-
Royce Value Plus Fund - K Class	5,161	-
Royce 100 Fund - Service Class	741,495	185,374
Royce 100 Fund - R Class	10,940	-
Royce 100 Fund - K Class	11,485	-
Royce Micro-Cap Discovery Fund - Service Class	9,261	-
Royce Financial Services Fund - Service Class	41,536	-
Royce Dividend Value Fund - Service Class	428,289	37,242
Royce Global Value Fund - Service Class	469,674	-
Royce Global Value Fund - Consultant Class	97,313	-
Royce European Smaller-Companies Fund - Service Class	49,557	-
Royce SMid-Cap Value Fund - Service Class	26,516	-
Royce International Smaller-Companies Fund - Service Class	52,633	-
Royce Focus Value Fund - Service Class	23,242	-
Royce Partners Fund - Service Class	4,550	-
Royce Mid-Cap Fund - Service Class	14,330	-
Royce Global Dividend Value Fund - Service Class	10,813	1,475
Royce International Premier Fund - Service Class	6,686	3,147
Royce International Micro-Cap Fund - Service Class	8,150	3,170
Royce Special Equity Multi-Cap Fund - Service Class	27,620	5,261



For the fiscal year ended December 31, 2011, all of the amounts paid by the Funds under their Distribution Plans ($39,028,251) were paid to RFS. RFS used such distribution fees primarily for (i) compensation to broker-dealers and other financial intermediaries, (ii) printing expenses and (iii) state registration fees for RFS. There were no unreimbursed expenses incurred during fiscal year ended December 31, 2011 that are being carried over to future years and the Funds do not participate in any joint distribution activities with another series or investment company. No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.


Under the Rules of Fair Practice of FINRA, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.

Shares of the Funds may be held by certain financial intermediaries for the benefit of their customers. In such instances, some or all of the recordkeeping for these accounts may be performed by such financial intermediaries and the Funds may not have to maintain accounts for the customers of the financial intermediaries who have invested in the Funds. RFS and/or Royce may make payments to financial intermediaries that provide the opportunity to distribute the Funds through their sales personnel, provide access to their selling personnel or branch offices, introduce investors to the Funds and/or for recordkeeping/administrative services. In addition, the Trust's Board of Trustees has authorized the Funds to compensate financial intermediaries to the extent the services such parties render to a Fund are non-distribution related recordkeeping, account maintenance or other shareholder services.


As noted above, Royce makes payments from its own resources for distribution and/or administrative services related to the Funds to certain financial intermediaries. As of December 31, 2011, the financial intermediaries that Royce anticipates will receive payments from Royce's own resources include:

ACS HR Retirement Solutions, LLC	Hand Benefit	Nationwide Investment Services
ADP Broker-Dealer Inc.	Hartford Life	New York Life Benefit Services
AIG Retirement	Hartford Securities	Pershing LLC
Ascensus	ING	Princor Financial Services
CDM Retirement Consultants	ING Life	Prudential Retirement
CPI Qualified Plan Consultants	Legg Mason	Reliance Trust Company
Daily Access Corp.	Mass Mutual Life Insurance	Schwab Brokerage
Expertplan, Inc.	Matrix Settlement & Clearance Services	T. Rowe Price
Fidelity Brokerage	Merrill Lynch Retirement Group	Wells Fargo
Fidelity Investments	Mid-Atlantic Corp.
Great West Life	Morgan Stanley Smith Barney


CUSTODIAN

State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund but it does not participate in any Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at John Adams Building, 2 North, 1776 Heritage Drive, North Quincy, MA 02171.

State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records and also provides certain shareholder services.

TRANSFER AGENT

Boston Financial Data Services, Inc. (“BFDS”) is the transfer agent and dividend disbursing agent for each Fund's shares, but it does not participate in any Fund's investment decisions. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by BFDS at 330 W. 9th Street, Kansas City, Missouri 64105.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, whose address is 100 East Pratt Street, Suite 1900, Baltimore, MD 21202-1096, is the Trust's independent registered public accounting firm, providing audit services, tax return preparation and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

PORTFOLIO TRANSACTIONS

Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio securities. Royce does not select a broker to effect a securities transaction for a Fund unless Royce believes such broker is capable of obtaining the best execution for the security involved in the transaction. Best execution is comprised of several factors, including the liquidity of the market for the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained.

In addition to considering a broker's execution capability, Royce generally considers the research and brokerage services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Royce may use commission dollars generated by agency transactions for the Funds and its other client accounts to pay for such services. Research services that may be paid for in this way assist Royce in carrying out its investment decision-making responsibilities. They may include general economic research, market and statistical information, industry and technical research, strategy and company research, advice as to the availability of securities or purchasers or sellers of a particular security, research related to performance measurement, and may be written or oral. Brokerage services that may be paid for in this way include effecting securities transactions and incidental functions such as clearance, settlement and custody.

Royce is authorized, in accordance with Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreements with the Trust, to cause the Funds to pay brokerage commissions in excess of those which another broker might have charged for effecting the same transaction, in recognition of the value of research and brokerage services provided to Royce by the broker. Thus, the Funds generally pay higher commissions to those brokers who provide both such research and brokerage services than those who provide only execution services. Royce determines the overall reasonableness of brokerage commissions paid based on prevailing commission rates for similar transactions and the value it places on the research and/or brokerage services provided to it by the broker, viewed in terms of either the particular transaction or Royce's overall responsibilities with respect to its accounts. Liquidity rebates and payments for order flow are not considered by Royce to be significant factors when selecting brokers and setting broker commission rates.

Research and brokerage services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts, and Royce may not use all of such services in connection with the Trust or any one of its Funds. Moreover, Royce's receipt of these services does not reduce the investment advisory fees payable to Royce, even though Royce might otherwise be required to purchase some of them for cash. Royce may, therefore, be viewed as having a conflict of interest relating to its obtaining such research services with Fund and other client account commission dollars.

In some cases Royce may receive a service from a broker that has both a “research/brokerage” and a “non-research/non-brokerage” use. When this occurs, Royce makes a good faith allocation between the research/brokerage and non-research/non-brokerage use of the service. Only the portion of the service that is used for research/brokerage purposes may be paid for with commission dollars.

Firms that provide such research and brokerage services to Royce may also promote the sale of the Funds' shares, and Royce and/or RFS may separately compensate them for doing so. Such brokerage business is placed on the basis of brokerage and research services provided by the firm and is not based on any sales of the shares of the Funds. RFS does not effect portfolio security transactions for the Funds or others.

Even though Royce makes investment decisions for each Fund independently from those for the other Funds and the other accounts managed by Royce, Royce frequently purchases, holds or sells securities of the same issuer for more than one Royce account because the same security may be suitable for more than one of them. When Royce is purchasing or selling the same security for more than one Royce account managed by the same primary portfolio manager on the same trading day, Royce generally seeks to average the transactions as to price and allocate them as to amount in a manner believed by Royce to be equitable to each. Royce generally effects such purchases and sales of the same security pursuant to Royce's Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, Royce places and executes unallocated orders with broker-dealers during the trading day and then allocates the securities purchased or sold in such transactions to one or more of Royce's accounts at or shortly following the close of trading, generally using the average net price obtained by accounts with the same primary portfolio manager. Royce does such allocations based on a number of judgmental factors that it believes should result in fair and equitable treatment to those of its accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund.

From time to time, one or more of Royce's portfolio managers may sell short or purchase long a security for the client accounts that he manages even though one or more other portfolio managers may have or acquire an opposite position in this same security for the client accounts that they manage. In addition, from time to time, two portfolio managers with independent investment discretion over separate portions of a single Fund's portfolio may place opposite direction trades for that Fund in the same security on the same day or within a short period of time of one another. Although Royce has taken certain steps designed to minimize the circumstances under which this will occur, it nevertheless could result in adverse tax consequences to the Fund's taxable shareholders.


During each of the three years ended December 31, 2009, 2010 and 2011, the Funds paid brokerage commissions as follows:

Fund	2009	2010	2011
Royce Pennsylvania Mutual Fund	$4,648,197	$4,587,438	$4,157,187
Royce Micro-Cap Fund	1,932,437	2,693,070	3,223,074
Royce Premier Fund	1,810,021	1,435,949	2,307,797
Royce Low-Priced Stock Fund	5,083,782	4,857,738	4,420,102
Royce Total Return Fund	2,413,822	1,923,758	2,451,074
Royce Heritage Fund	438,026	599,671	523,763
Royce Opportunity Fund	4,744,328	5,378,998	4,799,623
Royce Special Equity Fund	1,245,318	1,867,205	2,110,616
Royce Value Fund	2,176,201	2,145,031	1,708,323
Royce Value Plus Fund	6,128,292	8,622,984	6,697,441
Royce 100 Fund	387,966	413,530	305,745
Royce Discovery Fund	1,525	15,483	17,967



Fund	2009	2010	2011
Royce Financial Services Fund	16,025	9,866	20,450
Royce Dividend Value Fund	55,298	213,410	303,989
Royce Select Fund I	75,518	99,475	112,079
Royce Select Fund II	13,443	26,580	35,461
Royce Global Select Long/Short Fund	22,424	37,475	68,318
Royce Global Value Fund	121,029	265,668	1,673,852
Royce European Smaller-Companies Fund	11,106	19,445	41,847
Royce SMid-Cap Value Fund	76,179	25,276	23,720
Royce Enterprise Select Fund	10,324	4,789	3,067
Royce International Smaller-Companies Fund	16,436	45,349	51,895
Royce Focus Value Fund*	8,596	16,232	8,727
Royce Partners Fund**	1,413	2,746	2,255
Royce Mid-Cap Fund***	-	19,675	11,459
Royce Opportunity Select Fund****	-	13,295	28,763
Royce Global Dividend Value Fund*****	-	-	18,357
Royce International Premier Fund*****	-	-	17,393
Royce International Micro-Cap Fund*****	-	-	38,554
Royce Special Equity Multi-Cap Fund*****	-	-	11,994

___________

*Commenced operations on March 2, 2009
**Commenced operations on April 28, 2009

***Commenced operations on January 4, 2010

****Commenced operations on September 1, 2010

*****Commenced operations on January 3, 2011

For the year ended December 31, 2011, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:

	Aggregate Amount of Brokerage Transactions Having a Research Component	Commissions Paid For Such Transactions

Fund
Royce Pennsylvania Mutual Fund	$2,076,645,047	$4,056,307
Royce Micro-Cap Fund	780,596,561	3,107,610
Royce Premier Fund	1,880,428,622	2,222,670
Royce Low-Priced Stock Fund	1,573,021,046	4,349,998
Royce Total Return Fund	1,470,752,486	2,222,407
Royce Heritage Fund	250,183,356	512,410
Royce Opportunity Fund	1,373,873,697	4,673,240
Royce Special Equity Fund	1,321,780,342	2,073,168
Royce Value Fund	1,235,265,375	1,687,864
Royce Value Plus Fund	3,156,284,209	6,514,454
Royce 100 Fund	206,372,935	296,642
Royce Micro-Cap Discovery Fund	4,188,122	17,041
Royce Financial Services Fund	8,627,367	20,048
Royce Dividend Value Fund	190,820,253	294,793
Royce Select Fund I	64,414,510	108,285



	Aggregate Amount of Brokerage Transactions Having a Research Component	Commissions Paid For Such Transactions

Fund
Royce Select Fund II	12,729,071	34,946
Royce Global Select Long/Short Fund	32,034,197	68,113
Royce Global Value Fund	744,438,688	1,670,947
Royce European Smaller-Companies Fund	20,114,006	41,847
Royce SMid-Cap Value Fund	15,803,031	23,455
Royce Enterprise Select Fund	2,238,185	3,006
Royce International Smaller-Companies Fund	22,000,383	51,895
Royce Focus Value Fund	4,858,148	8,610
Royce Partners Fund	1,429,599	2,193
Royce Mid-Cap Fund	7,553,414	11,432
Royce Opportunity Select Fund	11,068,604	27,471
Royce Global Dividend Value Fund	8,622,548	18,232
Royce International Premier Fund	8,128,008	17,393
Royce International Micro-Cap Fund	10,889,924	38,506
Royce Special Equity Multi-Cap Fund	1,303,723	1,892

As of December 31, 2011, the aggregate values of the securities of regular broker-dealers purchased by a Fund during the year ended December 31, 2011 were as follows:

Issuer	Fund(s)	Value
Jefferies Group, Inc.	Royce Pennsylvania Mutual Fund	$13,546,500
	Royce Financial Services Fund	185,625
	Royce Low-Priced Stock Fund	6,850,250
	Royce Dividend Value Fund	1,856,250

Knight Capital Group, Inc.	Royce Pennsylvania Mutual Fund	$4,635,189
	Royce Premier Fund	55,166,304
	Royce Low-Priced Stock Fund	34,272,090
	Royce Value Fund	27,877,848
	Royce 100 Fund	3,478,626
	Royce Focus Value Fund	94,560

Raymond James Financial, Inc.	Royce Pennsylvania Mutual Fund	$1,548,000
	Royce Total Return Fund	18,511,758
	Royce Value Plus Fund	21,888,720
	Royce Financial Services Fund	157,896
	Royce Dividend Value Fund	241,488


CODE OF ETHICS AND RELATED MATTERS

Royce, RFS and The Royce Funds have adopted a Code of Ethics under which directors (other than non-management directors), officers and employees of Royce and RFS ("Royce-related persons") and interested trustees/directors, officers and employees of The Royce Funds are generally prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce account. The Code of Ethics permits such persons to engage in other personal securities transactions if (i) the securities involved are certain debt securities, money market instruments/funds, shares of non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic investment plan, including among other things, dividend reinvestment plans or employee-approved automatic payroll-deduction cash purchase plans, (ii) the transactions are either non-volitional or are effected in an account over which such person has no direct or indirect influence or control or (iii) they first obtain permission to trade from Royce's Compliance Officer and either an executive officer or Senior Portfolio Manager of Royce. The Code contains standards for the granting of such permission, and permission to trade will usually be granted only in accordance with such standards.

Royce's clients include several private investment companies in which Royce, Royce-related persons and/or other Legg Mason affiliates have (and, therefore, may be deemed to beneficially own) a share of up to 15% of the company's realized and unrealized net capital gains from securities transactions, but less than 25% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Royce for such private investment company accounts, and transactions for such accounts are subject to Royce's allocation policies and procedures. See "Portfolio Transactions".


As of March 31, 2012, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of over $150 million, and such persons beneficially owned equity interests in Royce-related private investment companies totaling approximately $13 million.


PROXY VOTING POLICIES AND PROCEDURES

Royce has adopted written proxy voting policies and procedures (the "Proxy Voting Procedures") for itself, the Funds and all The Royce Funds and clients accounts for which Royce is responsible for voting proxies. (A copy of the Proxy Voting Procedures is attached to this Statement of Additional Information as Exhibit A). The Board of Trustees of the Funds has delegated all proxy voting decisions to Royce. In voting proxies, Royce is guided by general fiduciary principles. Royce's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

Royce personnel are responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. Royce divides proxies into "regularly recurring" and "non-regularly recurring" matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Regularly recurring matters are generally voted as recommended by the issuer's board of directors or management. Non-regularly recurring matters are brought to the attention of portfolio manager(s) for the applicable account(s) and, after giving consideration to advisories provided by an independent third party research firm, the portfolio manager(s) directs that such matters be voted in a way that he believes should better protect or enhance the value of the investment. If the portfolio manager determines that information relating to a proxy requires additional analysis, is missing, or is incomplete, the portfolio manager will give the proxy to an analyst or another portfolio manager for review and analysis. Under certain circumstances, Royce may vote against a proposal from the issuer's board of directors or management. Royce's portfolio managers decide these issues on a case-by-case basis. A Royce portfolio manager may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client's best interest to vote.

There may be circumstances where Royce may not be able to vote proxies in a timely manner, including, but not limited to (a) when certain securities are out on loan at the time of a record date, (b) when administrative or operational constraints impede the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (c) when systems, administrative or processing errors occur (including errors by Royce or third party vendors).

In furtherance of Royce's goal to vote proxies in the best interests of its client, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce's interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third party research firm.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request, by calling the Fund toll-free at (800) 221-4268 and on the SEC's Internet site at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Board of Trustees of the Funds has adopted the following policy and procedures with respect to the disclosure of portfolio holdings:

It is the policy of the Funds to prevent the selective disclosure of non-public information concerning Fund portfolio holdings. Unless specifically authorized by The Royce Fund's Chief Compliance Officer, no non-public portfolio holdings information for any Fund may be provided to anyone except in accordance with the following Policy and Procedures.

Public Disclosure of Portfolio Holdings

No earlier than 15 days after the end of each calendar quarter, the Funds' most recent complete quarter-end schedules of portfolio holdings will be posted on the Funds' website. Such disclosure will remain accessible on the Funds' website until the posting of the next quarter-end portfolio holdings schedules. The Funds also distribute complete portfolio holdings information to their shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period ends. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Funds' website www.roycefunds.com. Finally, complete portfolio holdings information is filed with the Securities and Exchange Commission on Form N-Q as of the close of the Funds' first and third quarters of the fiscal years. The Funds' Form N-Q filings are available on the website of the Securities and Exchange Commission at http://www.sec.gov.

All other portfolio holdings information must first be posted on the Funds' website before it is provided to anyone. Complete or partial portfolio holdings information may, therefore, be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, only if such information is based on the latest holdings information publicly available on the Funds' website.

Non-Public Dissemination of Portfolio Holdings Information

From time to time, portfolio holdings information that is not publicly available may be required by the Fund's service providers or other third parties in order to perform various services for the Funds, including, but not limited to, custodian services, pricing services, auditing, printing, legal, compliance, software support, proxy voting support and providing ratings for a Fund. Such persons may be provided with information more current than the latest publicly-available portfolio holdings only if 1) more current information is necessary in order for the third party to complete its task and 2) the third party has agreed in writing to keep the information confidential and to not use the information to trade securities. Non-public dissemination to a Fund service provider must be authorized by Royce's Chief Operating Officer, Royce's General Counsel or the Fund's Chief Compliance Officer only after it is determined that such dissemination serves a legitimate business purpose in the best interest of shareholders.

At the present time, the Funds have ongoing arrangements with the following service providers to provide them with non-public portfolio holdings information:

State Street Bank and Trust Company - Information is provided daily with no time lag. PricewaterhouseCoopers LLP - Information is provided as needed with no time lag.
Sidley Austin, LLP - Information is provided with Board materials with a time lag of less than one week to ten weeks, and may be provided at other times as needed.
Glass Lewis & Co. - Information is provided daily with no time lag.
Broadridge Financial Solutions, Inc. – Information is provided daily with no time lag
Allied Printing Services, Inc. - Information is generally provided with a time lag of two weeks but may be provided with no time lag.
Liebowitz Communications - Information is generally provided with a time lag of two weeks but may be provided with no time lag.
Automated Securities Clearance, LLC - Information is provided daily with no time lag.

Certain administrative employees of Legg Mason, Inc., Royce's parent company, regularly have access to the Funds' portfolio holdings. All portfolio holdings information given to these employees is subject to the Legg Mason, Inc. Code of Conduct, which has been distributed to all such employees and prohibits the disclosure of confidential information.

Additionally, the Funds may occasionally reveal certain of their current portfolio securities to broker-dealers in connection with their executing securities transactions on behalf of the Funds. In such cases, the Funds do not enter into a formal confidentiality agreements with the broker-dealers. Also, the Funds' Board of Trustees, officers and certain Fund and Royce employees, including fund accounting, legal, compliance, marketing, administrative and systems personnel have access to the Funds' portfolio holdings information prior to the time it is made public. All such persons are required by the Funds and Royce to keep such information confidential.

Incidental information about the portfolio holdings of the Funds (including information that a Fund no longer holds a particular security) may be provided to third parties when the extent of the information and its timeliness are such that it cannot reasonably be seen to give the recipient an advantage in trading Fund shares or to in any other way harm the Fund or its shareholders. However, information about a security holding may not be released if it could in Royce's judgment be seen to interfere with the current or future purchase or sale activities of a Fund. In this respect, information about intended or ongoing transactions may not be released.

General information about a Fund's portfolio securities holdings (not including the holdings themselves) that is derived from its holdings (that have or have not been publicly released) that do not reveal portfolio holdings are not subject to this Policy and Procedures. This would include such characteristics of a Fund as portfolio volatility, median capitalization, percentages of international and domestic securities or sector allocations.

Notwithstanding the above, no person is authorized under the Policy and Procedures to make a disclosure that is unlawful under the anti-fraud provisions of the Federal securities laws (as defined in Rule 38a-1 under the Investment Company Act of 1940).

Nothing contained in the Policy and Procedures is intended to prevent the disclosure of portfolio holdings information as required by applicable law. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law (such as Form N-Q and/or Schedules 13D, 13G and 13F), respond to requests from regulators, and comply with valid subpoenas. On an annual basis, The Royce Fund's Chief Compliance Officer will report to the Fund's Board of Trustees on the operation and effectiveness of the Policy and Procedures.

Prohibitions on Receipt of Compensation or Other Compensation

The Policies and Procedures prohibit the Funds, Royce and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of the Funds' portfolio securities holdings or other investment positions. "Consideration" includes any agreement to maintain assets in a Fund or in any other investment company or account managed by Royce or by any of its affiliated persons.

PRICING OF SHARES BEING OFFERED

The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share. See "Net Asset Value Per Share" in the Funds' Prospectuses.

As set forth under "Net Asset Value Per Share", State Street determines each Fund's net asset value per share as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m. Eastern Time), on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Funds have authorized one or more financial intermediaries to receive purchase and redemption orders on their behalf. Such financial intermediaries may be authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a financial intermediary’s authorized designee, receives the order. Such orders will be priced at the Funds’ net asset value next computed after they are received by an authorized financial intermediary or the financial intermediary’s authorized designee and accepted by the Fund.

REDEMPTIONS IN KIND

Conditions may arise in the future which would, in the judgment of the Trust's Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust is obligated to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Trust's net assets if that is less) in any 90-day period. Royce would select the securities delivered in payment of redemptions, valued at the same value assigned to them in computing the Fund's net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

APPLICATION OF FREQUENT TRADING POLICY TO CERTAIN INVESTORS

As described in the Prospectus, under the Trust's frequent trading policy, the Funds may, in certain circumstances, reject an investor's purchase or exchange of Fund shares, or impose a redemption fee. Upon implementation of Rule 22c-2 under the 1940 Act, a Fund will not permit investors to purchase shares through certain intermediaries, including brokers, that do not have shareholder information agreements with either the Trust or RFS, acting on behalf of the Trust. Such shareholder information agreements and intended to help identify investors who engage in excessive trading through intermediaries. The Funds may elect to treat an intermediary that has no shareholder information agreement concerning the Funds as an individual investor with respect to the frequent trading policy. If the Funds make this election, they will not, with respect to the frequent trading policy, consider any individual order to transact Fund shares that an investor has submitted to the intermediary, but will instead consider only single transactions submitted by the intermediary. Depending in part on an investor's relationship with the intermediary, this may have adverse consequences to the investor, such as the rejection of a transaction in Fund shares or the imposition of a fee, that would not be borne by other investors who deal with the Funds directly or through a different intermediary.

TAXATION

Each Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income, the amount of its distributions and the diversification of its assets.

If it so qualifies, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

The Internal Revenue Service (the "IRS") will impose a non-deductible 4% excise tax on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98.2% (98% for the Fund’s taxable years that began before 2011) of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund's actual taxable year ending December 31, if elected) and (iii) any income realized but not distributed in the prior year. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

Each Fund maintains accounts and calculates income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders. Shareholders of certain Funds that invest more than 50% of the value of their assets at the close of a taxable year in foreign securities may be able to claim U.S. foreign tax credits with respect to such foreign taxes paid by the Fund, subject to certain requirements and limitations contained in the Code. A foreign tax credit may be claimed with respect to withholding tax on payments with respect to a security only if the holder of the security meets certain holding period requirements. Both the shareholder and the Fund must meet these holding period requirements, and if the Fund fails to do so, it will not be able to "pass through" to its shareholders the ability to claim a credit or a deduction for the foreign taxes paid by the Fund. If a Fund satisfies the applicable requirements, such Fund will be eligible to file an election with the IRS pursuant to which shareholders of the Fund will be required to include their proportionate share of such foreign taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate shares in computing taxable income or, alternatively, if they have satisfied the holding period requirement, use them as foreign tax credits against their U.S. income taxes. A Fund will report annually to its shareholders the amount per year of such foreign taxes and other information needed to claim the foreign tax credit. It is currently anticipated that only Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund will be eligible to elect to "pass through" such taxes to their shareholders in this manner.

If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), the Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, the stock. The Fund would determine the tax by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The Fund would be taxed on the amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs, at the highest marginal income tax rate in effect for such year, and the tax would be further increased by an interest charge. The Fund would include in its investment company taxable income the amount allocated to the taxable year of the distribution or disposition and, accordingly, this amount would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. The Fund may make certain elections to mitigate the effect of these rules.


As of December 31, 2011, the following Funds had capital loss carryforwards:

	Capital Loss Carryforward to 12/31/16	Capital Loss Carryforward to 12/31/17	Capital Loss Carryforward to 12/31/18	Capital Loss Carryforward with no Expiration
Royce Value Plus Fund	-	$(120,201,078)	-	-
Royce Micro-Cap Discovery Fund	$(20,535)	(344,097)	$(3,753)	-
Royce Financial Services Fund	-	(1,082,016)	-	$(167,978)
Royce Global Value Fund	-	(7,981,106)	-	-
Royce European Smaller-Companies Fund	(316,206)	(1,537,904)	-	-
Royce SMid-Cap Value Fund	(1,794,610)	(3,870,118)	-	-
Royce International Micro-Cap Fund	-	-	-	(198,142)

____________

 On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount is required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement when a Fund recognizes non-cash “phantom” income and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.


Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by a Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

Distributions

The following discussions are limited to the U.S. federal income tax consequences relevant to U.S. shareholders. As used herein, a U.S. shareholder is a beneficial owner of shares that, for U.S. federal income tax purposes, is (i) a citizen or resident (as defined in the Code) of the United States, (ii) a corporation (or entity taxable as a corporation for U.S. federal income tax purposes) organized under the laws of the United States, any state or the District of Columbia, (iii) an estate, the income of which is subject to U.S. federal income tax regardless of source, or (iv) a trust with respect to which a court within the United States is able to exercise primary jurisdiction over its administration and one or more U.S. persons (as defined in the Code) have the authority to control all substantial decisions, or a trust that was treated as a domestic trust under the law in effect before 1997 that has properly elected to continue to be treated as a domestic trust.

For Federal income tax purposes, distributions by each Fund, whether received in cash or reinvested in additional shares, from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, which generally cannot be offset by capital losses. For taxable years beginning before January 1, 2013, distributions of "qualified dividend income" to non-corporate shareholders are taxable at a maximum rate of 15% (0% for 10% and 15% rate taxpayers). A distribution from a Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic and certain foreign corporations, provided that the Fund satisfies certain holding period requirements with respect to the security paying the dividend. In addition, the non-corporate shareholder must also satisfy certain holding period requirements with respect to its Fund shares in order to qualify for these preferential rates. For U.S. corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income, provided the shareholder satisfies certain holding period requirements with respect to its Fund shares. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder's alternative minimum taxable income.)


So long as a Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, distributions by the Fund from net capital gains will be taxable as long-term capital gain, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held Fund shares. Such distributions are not eligible for the dividends received deduction. Capital gain distributions by the Fund, although fully includible in income, currently are taxed at a lower maximum marginal Federal income tax rate than ordinary income in the case of non-corporate shareholders. For taxable years beginning before January 1, 2013, such long-term capital gains are generally taxed to non-corporate shareholders at a maximum marginal Federal income tax rate of 15% (0% for 10% and 15% rate taxpayers). For tax years beginning after December 31, 2012, individuals, trusts and estates will also be subject to the 3.8% Medicare tax on net investment income.


Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder's basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder's basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

A distribution is treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions are taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a Fund's taxable year may be "spilled back" and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

Certain types of income received by a Fund from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate a small portion of its distributions as “excess inclusion income.” Such excess inclusion income may (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”), for those shareholders which would otherwise be tax-exempt, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset against net operating losses for tax purposes; and (3) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

The Trust will send written notices to shareholders regarding the amount and Federal income tax status of all distributions made by a Fund during each calendar year.

Back-up Withholding/Withholding Tax

Under the Code, certain non-corporate shareholders who are United States persons may be subject to back-up withholding at the rate of 28% on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding are those for whom a taxpayer identification number and certain required certifications are not on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. In addition, the IRS requires the Trust to withhold from distributions to any shareholder who does not certify to the Trust that such shareholder is not subject to back-up withholding due to notification by the IRS that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor's taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

Timing of Purchases and Distributions

At the time of an investor's purchase, a Fund's net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.

Sales, Redemptions or Exchanges of Shares

Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted tax basis of the shares and the amount realized on the sale or exchange. A shareholder's tax basis in Fund shares received as a dividend will equal the total dollar amount of the dividend paid to the shareholder. Capital gains for non-corporate shareholders will be taxed at the preferential tax rates applicable to long-term capital gains if the shares were held for more than 12 months, and otherwise will be taxed at regular income tax rates if the shares were held for 12 months or less. Shares received as a dividend will have a new holding period (for tax purposes) beginning on the day following the day on which the shares are credited to the shareholder's account. The IRS will disallow a loss to the extent that the shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the amount of the disallowed loss will increase the basis of the shares acquired. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. A shareholder's exchange of shares between Funds will be treated for tax purposes as a sale of the Fund shares surrendered in the exchange, and may result in the shareholder's recognizing a taxable gain or loss.

* * *

The foregoing relates to Federal income taxation. Distributions, as well as any gains from a sale, redemption or other taxable disposition of Fund shares, also may be subject to state and local taxes. Under current law, so long as each Fund qualifies for the Federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Delaware.

Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.

Royce Heritage Fund

Gift Taxes

An investment in Royce Heritage Fund though a GiftShare trust account may be a taxable gift for Federal tax purposes, depending upon the option selected and other gifts that the Donor and his or her spouse may make during the calendar year.

If the Donor selects the Withdrawal Option, the entire amount of the gift will be a "present interest" that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if (i) he or she makes gifts (including the gift of Fund shares) totaling more than the amount of the Federal annual gift tax exclusion (currently, $13,000) to the same individual during that year, (ii) the Donor and his or her spouse elect to have any gifts by either of them treated as "split gifts" (i.e., treated as having been made one-half by each of them for gift tax purposes) or (iii) the Donor makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

If the Donor selects the Accumulation Option, the entire amount of the gift will be a "future interest" for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion. Consequently, the Donor will have to file a Federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $13,000.

No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal applicable exclusion amount for gift tax purposes (currently $5,000,000). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal applicable exclusion amount for gift tax purposes that would otherwise be available for future gifts or to the Donor's estate. All gifts of Fund shares may qualify for "gift splitting" with the Donor's spouse, meaning that the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

The Donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some of the states that do impose a gift tax follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

Generation-Skipping Transfer Taxes


Under the GST tax rules, if the Beneficiary of a gift through a GiftShare trust account is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion generally will be a taxable transfer. These gifts are now protected from the GST tax by the automatic allocation of the Donor's GST exemption until his or her GST tax exemption (currently $5,000,000) has been fully utilized. The tax rate on transfers subject to the GST tax is the maximum Federal estate tax rate (currently 35%). The Donor must report gifts subject to the GST tax, whether or not covered by the GST tax exemption, on the Donor's Federal gift tax return. To the extent that a gift through a GiftShare trust account qualifies for the Federal annual gift tax exclusion, it is protected from GST tax. See "Gift Taxes" above.


Income Taxes

The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the "owner" of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust's income or capital gains. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under nineteen years of age or is a full-time student, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary's parents. The Beneficiary will have the option exercisable annually to require the Trustee to pay him or her a portion of the Trust's income and capital gains to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be the lesser of the amount the Beneficiary requests and a fraction of the Trust's ordinary income and short-term capital gains, and long-term capital gains, respectively, equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively).

Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education (subject, in certain instances, to approval by the Beneficiary's Representative), and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.


If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income and short-term capital gains (currently, 35%), but at a much lower taxable income level (currently, $11,650) than would apply to an individual. It is anticipated, however, that the income generated by Fund shares will primarily be long-term capital gains, on which the Federal income tax rate is currently limited to 15%. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust's income or capital gains, except those earned in the year when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.


When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition, and no capital gain or loss will be realized by the Beneficiary (or, if he or she has died, by his or her estate) at that time. Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary's estate will have a basis equal to the value of the shares at the Beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

Consultation With Qualified Tax Adviser

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce Heritage Fund.

DESCRIPTION OF THE TRUST

Trust Organization

The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the "Predecessor"), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of the Trust, Royce continuing as the Funds' investment adviser under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust's distributor. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust's office in New York. The Trust's business and affairs are managed under the direction of its Board of Trustees.

The Trust has an unlimited authorized number of shares of beneficial interest, which the Board of Trustees may divide into an unlimited number of series and/or classes without shareholder approval. (Twelve Funds presently have more than one class of shares.) Shareholders are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if Trustees determine that a matter affects shareholders of only one series or class, then only shareholders of that series or class are entitled to vote on that matter. The shares of each class represent a pari passu interest in such Fund's investment portfolio and other assets and have the same redemption and other rights.


Royce Premier and Royce Total Return Fund offer seven classes of shares, a Service Class, an Investment Class, a K Class, an R Class, a W Class, an Institutional Class, and a Consultant Class; Royce Pennsylvania Mutual Fund, Royce Heritage Fund, Royce Opportunity Fund, Royce Value Fund and Royce Value Plus Fund offer six classes of shares, a Service Class, an Investment Class, a K Class, an R Class, an Institutional Class and a Consultant Class; Royce Special Equity Fund offers four classes of shares, a Service Class, an Investment Class, an Institutional Class and a Consultant Class; Royce Low-Priced Stock Fund and Royce 100 Fund offer five classes of shares, a Service Class, an Investment Class, a K Class, an R Class and an Institutional Class; Royce Micro-Cap Fund offer three classes of shares, a Service Class, an Investment Class, and a Consultant Class; Royce Global Value Fund offers five classes of shares, a Service Class, an Investment Class, a Consultant Class, an R Class and a K Class; Royce Special Equity Multi-Cap Fund offers three classes of shares, a Service Class, an Investment Class and an Institutional Class; and Royce Dividend Value Fund offers two classes of shares, a Service Class and an Investment Class. The shares of each class represent a pari passu interest in such Fund's investment portfolio and other assets and have the same redemption and other rights. Certain Service Class shareholders, eligible to invest in Investment Class shares, may, upon approval by The Royce Fund, convert their Service Class shares to Investment Class shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such conversion. For federal income tax purposes, a same-fund conversion is not expected to result in the realization by the investor of a capital gain or loss.
Effective April 30, 1999, Royce GiftShares Fund and PMF II changed their names to Royce Trust & GiftShares Fund and Royce Opportunity Fund, respectively. Effective May 1, 2003, Royce Trust & GiftShares Fund changed its name to Royce TrustShares Fund. Effective May 1, 2006, Royce TrustShares Fund changed its name to Royce Heritage Fund. Effective December 8, 2006, Royce Select Fund III changed its name to Royce Global Select Fund. Effective February 15, 2008, Royce International Value Fund, Royce International Smaller-Companies Fund, Royce Mid-Cap Value Fund and Royce Mid-Cap Select Fund changed their names to Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund and Royce SMid-Cap Select Fund, respectively. Effective May 1, 2008, Pennsylvania Mutual Fund changed its name to Royce Pennsylvania Mutual Fund. Effective May 1, 2012, Royce Discovery Fund, Royce Global Select Fund and Royce SMid-Cap Select Fund changed their names to Royce Micro-Cap Discovery Fund, Royce Global Select Long/Short Fund and Royce Enterprise Select Fund, respectively.


On August 4, 2000, Royce Total Return Fund acquired all of the assets and assumed all of the liabilities of The REvest Value Fund. The acquisition was accomplished by exchanging shares of Royce Total Return Fund equal in value to the shares of The REvest Value Fund owned by each of its shareholders.

Except for Arthur S. Mehlman and Patricia W. Chadwick, each of the Trustees currently in office was elected by the Trust's shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of the shareholder-elected Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust's outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

The trustee of the Royce Heritage Fund trusts will send notices of meetings of Royce Heritage Fund shareholders, proxy statements and proxies for such meetings to the trusts' beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all Royce Heritage Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as Royce Heritage Fund shares for which proxies are returned.

Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust or their series, are entitled to receive the net assets of their series and/or class. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

Shareholder Liability

Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust's obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.

EXHIBIT A

June 5, 2003, as amended
through October 22, 2009

Royce & Associates Proxy Voting Guidelines and Procedures

These procedures apply to Royce & Associates, LLC (“Royce”) and all funds and other client accounts for which it is responsible for voting proxies, including all open and closed-end registered investment companies (“The Royce Funds”), limited partnerships, limited liability companies, separate accounts, other accounts for which it acts as investment adviser and any accounts for which it acts as sub-adviser that have delegated proxy voting authority to Royce. Such authority is determined at the inception of each client account and generally: (i) is specifically authorized in the applicable investment management agreement or other written instrument or (ii) where not specifically authorized, is granted to Royce where general investment discretion is given to it in the applicable investment management agreement. The Boards of Trustees/Directors of The Royce Funds (the “Boards”) have delegated all proxy voting decisions to Royce subject to these policies and procedures. Notwithstanding the above, from time to time the Boards may reserve voting authority for specific securities.

Receipt of Proxy Material. Under the continuous oversight of the Head of Administration, an Administrative Assistant designated by him is responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. All proxy materials are logged in upon receipt by Royce’s Librarian.

Voting of Proxies. Once proxy material has been logged in by Royce’s Librarian, it is then promptly reviewed by the designated Administrative Assistant to evaluate the issues presented. Regularly recurring matters are usually voted as recommended by the issuer’s board of directors or “management.” The Head of Administration or his designee, in consultation with the Chief Investment Officer, develops and updates a list of matters Royce treats as “regularly recurring” and is responsible for ensuring that the designated Administrative Assistant has an up-to-date list of these matters at all times, including instructions from Royce’s Chief Investment Officer on how to vote on those matters on behalf of Royce clients. Examples of “regularly recurring” matters include non-contested elections of directors and non-contested approval of independent auditors. Non-“regularly recurring” matters are brought to the attention of the portfolio manager(s) for the account(s) involved by the designated Administrative Assistant, and, after giving some consideration to advisories from Glass Lewis & Co., an independent third party research firm, the portfolio manager directs that such matters be voted in a way that he or she believes should better protect or enhance the value of the investment. If the portfolio manager determines that information concerning any proxy requires analysis, is missing or incomplete, he or she then gives the proxy to an analyst or another portfolio manager for review and analysis.

a.

From time to time, it is possible that one Royce portfolio manager will decide (i) to vote shares held in client accounts he or she manages differently from the vote of another Royce portfolio manager whose client accounts hold the same security or (ii) to abstain from voting on behalf of client accounts he or she manages when another Royce portfolio manager is casting votes on behalf of other Royce client accounts.

The designated Administrative Assistant reviews all proxy votes collected from Royce’s portfolio managers prior to such votes being cast. If any difference exists among the voting instructions given by Royce’s portfolio managers, as described above, the designated Administrative Assistant then presents these proposed votes to the Head of Administration, or his designee, and the Chief Investment Officer. The Chief Investment Officer, after consulting with the relevant portfolio managers, either reconciles the votes or authorizes the casting of differing votes by different portfolio managers. The Head of Administration, or his designee, maintains a log of all votes for which different portfolio managers have cast differing votes, that describes the rationale for allowing such differing votes and contains the initials of both the Chief Investment Officer and Head of Administration, or his designee, allowing such differing votes. The Head of Administration, or his designee, performs a weekly review of all votes cast by Royce to confirm that any conflicting votes were properly handled in accordance with the above-described procedures.

b.

There are many circumstances that might cause Royce to vote against an issuer’s board of directors or “management” proposal. These would include, among others, excessive compensation, unusual management stock options, preferential voting and poison pills. The portfolio managers decide these issues on a case-by-case basis as described above.

c.

A portfolio manager may, on occasion, determine to abstain from voting a proxy or a specific proxy item when he or she concludes that the potential benefit of voting is outweighed by the cost, when it is not in the client account’s best interest to vote.

d.	When a client has authorized Royce to vote proxies on its behalf, Royce will generally not accept instructions from the clients regarding how to vote proxies.

e.

If a security is on loan under The Royce Funds’ Securities Lending Program with State Street Bank and Trust Company (“Loaned Securities”), the Head of Administration, or his designee, will recall the Loaned Securities and request that they be delivered within the customary settlement period after the notice, to permit the exercise of their voting rights if the number of shares of the security on loan would have a material effect on The Royce Funds' voting power at the up-coming stockholder meeting. A material effect is defined as any case where the Loaned Securities are 1% or more of a class of a company’s outstanding equity securities. Monthly, the Head of Administration or his designee will review the summary of this activity by State Street. A quarterly report detailing any exceptions that occur in recalling Loaned Securities will be given to the Boards.

Custodian banks are authorized to release all proxy ballots held for Royce client account portfolios to Glass Lewis & Co. for voting, utilizing the Viewpoint proxy voting platform. Substantially all portfolio companies utilize Broadridge to collect their proxy votes.

Under the continuous oversight of the Head of Administration, or his designee, the designated Administrative Assistant is responsible for voting all proxies in a timely manner. Votes are returned to Broadridge using Viewpoint as ballots are received, generally two weeks before the scheduled meeting date. The issuer can thus see that the shares were voted, but the actual vote cast is not released to the company until 4:00 pm on the day before the meeting. If proxies must be mailed, they go out at least ten business days before the meeting date.

Conflicts of Interest. The designated Administrative Assistant reviews reports generated by Royce’s portfolio management system (“Quest PMS”) that set forth by record date, any security held in a Royce client account which is issued by a (i) public company that is, or a known affiliate of which is, a separate account client of Royce (including sub-advisory relationships), (ii) public company, or a known affiliate of a public company, that has invested in a privately-offered pooled vehicle managed by Royce or (iii) public company, or a known affiliate of a public company, by which the spouse of a Royce employee or an immediate family member of a Royce employee living in the household of such employee is employed, for the purpose of identifying any potential proxy votes that could present a conflict of interest for Royce. The Head of Administration, or his designee, develops and updates the list of such public companies or their known affiliates which is used by Quest PMS to generate these daily reports. This list also contains information regarding the source of any potential conflict relating to such companies. Potential conflicts identified on the “conflicts reports” are brought to the attention of the Head of Administration or his designee by the designated Administrative Assistant. An R&A Compliance Officer then reviews them to determine if business or personal relationships exist between Royce, its officers, managers or employees and the company that could present a material conflict of interest. Any such identified material conflicts are voted by Royce in accordance with the recommendation given by an independent third party research firm (Glass Lewis & Co.). The Head of Administration or his designee maintains a log of all such conflicts identified, the analysis of the conflict and the vote ultimately cast. Each entry in this log is signed by the Chief Investment Officer before the relevant votes are cast.

Recordkeeping. A record of the issues and how they are voted is stored in the Viewpoint system. Copies of all physically executed proxy cards, all proxy statements (with it being permissible to rely on proxy statements filed and available on Edgar) and any other documents created or reviewed that are material to making a decision on how to vote proxies are retained in the Company File maintained by Royce’s Librarian in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years at Royce’s office. In addition, copies of each written client request for information on how Royce voted proxies on behalf of that client, and a copy of any written response by Royce to any (written or oral) client request for information on how Royce voted proxies on behalf of that client will be maintained by Royce’s Head of Administration and/or Royce’s Director of Alternative Investments, or their designee (depending on who received such request) for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years at Royce’s office. Royce’s Compliance Department shall maintain a copy of any proxy voting policies and procedures in effect at any time within the last five years.

Disclosure. Royce’s proxy voting procedures will be disclosed to clients upon commencement of a client account. Thereafter, proxy voting records and procedures are generally disclosed to those clients for which Royce has authority to vote proxies as set forth below:

-

The Royce Funds – proxy voting records are disclosed annually on Form N-PX (with such voting records also available at www.roycefunds.com). Proxy voting procedures are available in the Statement of Additional Information for the open-end funds, in the annual report on Form N-CSR for the closed-end funds and at www.roycefunds.com.

-

Limited Liability Company and Limited Partnership Accounts – proxy voting records are disclosed to members/partners upon request and proxy voting procedures (along with a summary thereof) are provided to members/partners annually (and are available at www.roycefunds.com).

-	Separate Accounts – proxy voting records and procedures are disclosed to separate account clients annually.


SCHEDULE FOR COMPUTATION OF

PERFORMANCE QUOTATIONS PROVIDED IN ITEM 21

This Schedule illustrates the growth of a $1,000 initial investment in each Fund of the Trust by applying the "Annual Total Return" and the "Average Annual Total Return" percentages set forth in this Registration Statement in response to Item 21 to the following total return formula:

P(1+T)n = ERV

Where:

P

=

a hypothetical initial payment of $1,000

T

=

average annual total return

n

=

number of years

ERV

=

ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1, 5 or 10 year or other periods at the end of the 1, 5 or 10 year or other periods.

Royce Pennsylvania Mutual Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0417)1=$958 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0163)5=$1,084 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0792)10=$2,143 ERV

Royce Pennsylvania Mutual Fund (Consultant Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0505)1=$950 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0064)5=$1,033 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0687)10=$1,942 ERV



Royce Pennsylvania Mutual Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0442)1=$956 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0147)5=$1,076 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on November  8, 2005 through December 31, 2011:

1,000(1+0.0415)6.1452=$1,284 ERV

Royce Pennsylvania Mutual Fund (R Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0477)1=$952 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May 21, 2007 through December 31, 2011:

1,000(1-0.0100)4.6137=$955 ERV

Royce Pennsylvania Mutual Fund (K Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0478)1=$952 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May 15, 2008 through December 31, 2011:

1,000(1+0.0065)3.6301=$1,024 ERV

Royce Pennsylvania Mutual Fund (Institutional Class)

(a)

ERV of a $1,000 investment for the period from the Fund's inception on June  3, 2011 through December 31, 2011:

1,000(1-0.1397)0.5781=$917 ERV



Royce Micro-Cap Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1210)1=$879 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0239)5=$1,125 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0891)10=$2,348 ERV

Royce Micro-Cap Fund (Consultant Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1286)1=$871 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0144)5=$1,074 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0785)10=$2,129 ERV

Royce Micro-Cap Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1223)1=$878 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0226)5=$1,118 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on August 30, 2002 through December 31, 2011:

1,000(1+0.1113)9.3370=$2,678 ERV



Royce Premier Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0086)1=$991 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0619)5=$1,351 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.1046)10=$2,704 ERV

Royce Premier Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0107)1=$989 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0597)5=$1,336 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on September  3, 2002 through December 31, 2011:

1,000(1+0.1232)9.3260=$2,954 ERV

Royce Premier Fund (Institutional Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0073)1=$993 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0632)5=$1,358 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on September 17, 2002 through December 31, 2011:

1,000(1+0.1249)9.2877=$2,983 ERV



Royce Premier Fund (Consultant Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0180)1=$982 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0514)5=$1,285 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on June  2, 2003 through December 31, 2011:

1,000(1+0.1069)8.5808=$2,391 ERV

Royce Premier Fund (W Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0075)1=$993 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0627)5=$1,355 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on May 19, 2005 through December 31, 2011:

1,000(1+0.0945)6.6192=$1,818 ERV

Royce Premier Fund (R Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0138)1=$986 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May 21, 2007 through December 31, 2011:

1,000(1+0.0279)4.6137=$1,135 ERV

Royce Premier Fund (K Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0120)1=$988 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May 15, 2008 through December 31, 2011:

1,000(1+0.0253)3.6301=$1,095 ERV

Royce Low-Priced Stock Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1458)1=$854 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0247)5=$1,130 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0728)10=$2,020 ERV

Royce Low-Priced Stock Fund (Institutional Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1435)1=$857 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0277)5=$1,146 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on January  3, 2006 through December 31, 2011:

1,000(1+0.0501)5.9918=$1,340 ERV



Royce Low-Priced Stock Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1437)1=$856 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on March 15, 2007 through December 31, 2011:

1,000(1+0.0257)4.7973=$1,129 ERV

Royce Low-Priced Stock Fund (R Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1486)1=$851 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May 21, 2007 through December 31, 2011:

1,000(1+0.0005)4.6137=$1,002 ERV

Royce Low-Priced Stock Fund (K Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1471)1=$853 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May 15, 2008 through December 31, 2011:

1,000(1+0.0203)3.6301=$1,076 ERV

Royce Total Return Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0168)1=$983 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0155)5=$1,080 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0724)10=$2,012 ERV



Royce Total Return Fund (Consultant Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0264)1=$974 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0056)5=$1,028 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0617)10=$1,820 ERV

Royce Total Return Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0201)1=$980 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0138)5=$1,071 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on January  3, 2002 through December 31, 2011:

1,000(1+0.0697)9.9918=$1,961 ERV

Royce Total Return Fund (Institutional Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0155)1=$985 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0167)5=$1,086 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on March  4, 2003 through December 31, 2011:

1,000(1+0.0931)8.8274=$2,194 ERV



Royce Total Return Fund (W Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0158)1=$984 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0159)5=$1,082 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on May 19, 2005 through December 31, 2011:

1,000(1+0.0489)6.6192=$1,372 ERV

Royce Total Return Fund (R Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0223)1=$978 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May 21, 2007 through December 31, 2011:

1,000(1-0.0076)4.6137=$966 ERV

Royce Total Return Fund (K Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0197)1=$980 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May  1, 2008 through December 31, 2011:

1,000(1+0.0146)3.6685=$1,055 ERV



Royce Heritage Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0932)1=$907 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0253)5=$1,133 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0737)10=$2,035 ERV

Royce Heritage Fund (Consultant Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1006)1=$899 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0152)5=$1,078 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0627)10=$1,836 ERV

Royce Heritage Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0909)1=$909 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on March 15, 2007 through December 31, 2011:

1,000(1+0.0291)4.7973=$1,147 ERV



Royce Heritage Fund (R Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0964)1=$904 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May 15, 2008 through December 31, 2011:

1,000(1+0.0334)3.6301=$1,127 ERV

Royce Heritage Fund (K Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0944)1=$906 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May 15, 2008 through December 31, 2011:

1,000(1+0.0359)3.6301=$1,137 ERV

Royce Opportunity Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1295)1=$870 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0009)5=$1,004 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0773)10=$2,107 ERV



Royce Opportunity Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1320)1=$868 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1-0.0013)5=$993 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0752)10=$2,065 ERV

Royce Opportunity Fund (Institutional Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1286)1=$871 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0021)5=$1,011 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0785)10=$2,128 ERV

Royce Opportunity Fund (Consultant Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1391)1=$861 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1-0.0117)5=$943 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on March 30, 2006 through December 31, 2011:

1,000(1-0.0082)5.7562=$954 ERV



Royce Opportunity Fund (R Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1362)1=$864 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May 21, 2007 through December 31, 2011:

1,000(1-0.0289)4.6137=$873 ERV

Royce Opportunity Fund (K Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1325)1=$868 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May 15, 2008 through December 31, 2011:

1,000(1+0.0073)3.6301=$1,027 ERV

Royce Special Equity Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1+0.0008)1=$1,001 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0529)5=$1,294 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0937)10=$2,449 ERV



Royce Special Equity Fund (Consultant Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0093)1=$991 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0417)5=$1,227 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on June  2, 2003 through December 31, 2011:

1,000(1+0.0729)8.5808=$1,828 ERV

Royce Special Equity Fund (Institutional Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1+0.0025)1=$1,003 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0538)5=$1,300 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on July 25, 2003 through December 31, 2011:

1,000(1+0.0809)8.4356=$1,928 ERV

Royce Special Equity Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0012)1=$999 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0509)5=$1,282 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on October  2, 2003 through December 31, 2011:

1,000(1+0.0749)8.2466=$1,814 ERV



Royce Select Fund I (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0361)1=$964 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0545)5=$1,304 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0950)10=$2,478 ERV

Royce Value Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0741)1=$926 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0271)5=$1,143 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0923)10=$2,418 ERV

Royce Value Fund (Consultant Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0820)1=$918 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0185)5=$1,096 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on March 30, 2006 through December 31, 2011:

1,000(1+0.0201)5.7562=$1,121 ERV



Royce Value Fund (Institutional Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0712)1=$929 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0305)5=$1,162 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on June  1, 2006 through December 31, 2011:

1,000(1+0.0404)5.5836=$1,248 ERV

Royce Value Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0717)1=$928 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on March 15, 2007 through December 31, 2011:

1,000(1+0.0277)4.7973=$1,140 ERV

Royce Value Fund (R Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0775)1=$923 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on September 14, 2007 through December 31, 2011:

1,000(1+0.0166)4.2959=$1,073 ERV

Royce Value Fund (K Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0754)1=$925 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May 15, 2008 through December 31, 2011:

1,000(1-0.0066)3.6301=$976 ERV



Royce Value Plus Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0998)1=$900 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1-0.0151)5=$927 ERV

(c)

10 Year ERV of a $1,000 investment for the ten year period ended December 31, 2011:

1,000(1+0.0943)10=$2,462 ERV

Royce Value Plus Fund (Consultant Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1070)1=$893 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1-0.0228)5=$891 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on March 30, 2006 through December 31, 2011:

1,000(1-0.0151)5.7562=$916 ERV

Royce Value Plus Fund (Institutional Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0970)1=$903 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1-0.0116)5=$943 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on May 10, 2006 through December 31, 2011:

1,000(1-0.0083)5.6438=$954 ERV



Royce Value Plus Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0979)1=$902 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on March 15, 2007 through December 31, 2011:

1,000(1-0.0167)4.7973=$922 ERV

Royce Value Plus Fund (R Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1040)1=$896 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on September 14, 2007 through December 31, 2011:

1,000(1-0.0379)4.2959=$847 ERV

Royce Value Plus Fund (K Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1013)1=$899 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May 15, 2008 through December 31, 2011:

1,000(1-0.0251)3.6301=$912 ERV

Royce 100 Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0652)1=$935 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0413)5=$1,224 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on June 30, 2003 through December 31, 2011:

1,000(1+0.1002)8.5041=$2,252 ERV



Royce 100 Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0631)1=$937 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on March 15, 2007 through December 31, 2011:

1,000(1+0.0423)4.7973=$1,220 ERV

Royce 100 Fund (R Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0688)1=$931 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May 15, 2008 through December 31, 2011:

1,000(1+0.0308)3.6301=$1,116 ERV

Royce 100 Fund (K Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0675)1=$933 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on May 15, 2008 through December 31, 2011:

1,000(1+0.0333)3.6301=$1,126 ERV

Royce Micro-Cap Discovery Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0224)1=$978 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1-0.0242)5=$885 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on October  3, 2003 through December 31, 2011:

1,000(1+0.0450)8.2438=$1,437 ERV



Royce Financial Services Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1129)1=$887 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1-0.0309)5=$855 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on December 31, 2003 through December 31, 2011:

1,000(1+0.0409)8.0000=$1,378 ERV

Royce Dividend Value Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0455)1=$955 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0322)5=$1,172 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on May  3, 2004 through December 31, 2011:

1,000(1+0.0720)7.6630=$1,703 ERV

Royce Dividend Value Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0446)1=$955 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on September 14, 2007 through December 31, 2011:

1,000(1+0.0356)4.2959=$1,162 ERV



Royce Global Select Long/Short Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1777)1=$822 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0580)5=$1,326 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on June 30, 2005 through December 31, 2011:

1,000(1+0.1004)6.5041=$1,863 ERV

Royce Select Fund II (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1401)1=$860 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0175)5=$1,091 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on June 30, 2005 through December 31, 2011:

1,000(1+0.0530)6.5041=$1,399 ERV

Royce European Smaller-Companies Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.2032)1=$797 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1-0.0157)5=$924 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on December 29, 2006 through December 31, 2011:

1,000(1-0.0157)5.0055=$924 ERV



Royce Global Value Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1869)1=$813 ERV

(b)

5 Year ERV of a $1,000 investment for the five year period ended December 31, 2011:

1,000(1+0.0417)5=$1,226 ERV

(c)

ERV of a $1,000 investment for the period from the Fund's inception on December 29, 2006 through December 31, 2011:

1,000(1+0.0416)5.0055=$1,226 ERV

Royce Global Value Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1848)1=$815 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on August 31, 2010 through December 31, 2011:

1,000(1+0.0617)1.3342=$1,083 ERV

Royce Global Value Fund (Consultant Class)

(a)

ERV of a $1,000 investment for the period from the Fund's inception on April 29, 2011 through December 31, 2011:

1,000(1-0.3452)0.6740=$752 ERV

Royce Enterprise Select Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1+0.0066)1=$1,007 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on September 28, 2007 through December 31, 2011:

1,000(1+0.0200)4.2575=$1,088 ERV



Royce SMid-Cap Value Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1157)1=$884 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on September 28, 2007 through December 31, 2011:

1,000(1+0.0038)4.2575=$1,016 ERV

Royce International Smaller-Companies Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1875)1=$813 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on June 30, 2008 through December 31, 2011:

1,000(1+0.0221)3.5041=$1,079 ERV

Royce Focus Value Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1388)1=$861 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on February 27, 2009 through December 31, 2011:

1,000(1+0.1588)2.8411=$1,520 ERV

Royce Partners Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1166)1=$883 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on April 27, 2009 through December 31, 2011:

1,000(1+0.0746)2.6795=$1,213 ERV



Royce Mid-Cap Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.0678)1=$932 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on December 31, 2009 through December 31, 2011:

1,000(1+0.0515)2.0000=$1,106 ERV

Royce Opportunity Select Fund (Investment Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1714)1=$829 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on August 31, 2010 through December 31, 2011:

1,000(1+0.0567)1.3342=$1,076 ERV

Royce Global Dividend Value Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1537)1=$846 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on December 31, 2010 through December 31, 2011:

1,000(1-0.1537)1.0000=$846 ERV

Royce International Micro-Cap Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.2151)1=$785 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on December 31, 2010 through December 31, 2011:

1,000(1-0.2151)1.0000=$785 ERV



Royce International Premier Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1-0.1675)1=$832 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on December 31, 2010 through December 31, 2011:

1,000(1-0.1675)1.0000=$832 ERV

Royce Special Equity Multi-Cap Fund (Service Class)

(a)

1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2011:

1,000(1+0.0720)1=$1,072 ERV

(b)

ERV of a $1,000 investment for the period from the Fund's inception on December 31, 2010 through December 31, 2011:

1,000(1+0.0720)1.0000=$1,072 ERV


PART C - OTHER INFORMATION


Item 28.		Exhibits:

	(a)(1)	Trust Instrument dated, April 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.
	(a)(2)	Certificate of Trust dated, April 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.

	(b)	By-laws dated, April, 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.

(c)

Instrument Defining Rights of Security Holders. See Article IV. "Series; Classes; Shares" and Article VI. "Shareholders' Voting Powers and Meetings" of the Trust Instrument.  See also, Article V. "Meetings of Shareholders" of By-laws.

(d)(1)

Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Micro-Cap Fund (Service Class), Royce Low-Priced Stock Fund (Investment Class, Service Class, R Class and K Class), Royce Heritage Fund (K Class, R Class and Institutional Class), Royce Opportunity Fund (R Class), Royce Special Equity Fund (Service Class), Royce Value Plus Fund (K Class and R Class), Royce 100 Fund (K Class, R Class and Institutional Class), Royce Discovery Fund (Service Class), Royce Financial Services Fund (Service Class), Royce Global Value Fund (Service Class and Consultant Class), Royce European Smaller-Companies Fund (Service Class), Royce SMid-Cap Value Fund (Service Class), Royce International Smaller-Companies Fund (Service Class), Royce Focus Value Fund (Service Class), Royce Partners Fund (Service Class), Royce Mid-Cap Fund (Service Class), Royce Global Dividend Value Fund (Service Class), Royce International Premier Fund (Service Class) and Royce International Micro-Cap Fund (Service Class), dated December 31, 2011, filed herewith.

(d)(2)

Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Global Value Fund (K Class and R Class) and Royce Special Equity Multi-Cap Fund (Investment Class and Institutional Class), dated December 14, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust's Registration statement and hereby incorporated by reference.

(d)(3)

Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Pennsylvania Mutual Fund (K Class), Royce Premier Fund (K Class), Royce Heritage Fund (Investment Class), Royce Opportunity Fund (K Class), Royce 100 Fund (Service Class,), Royce Dividend Value Fund (Investment Class and Service Class) Royce Global Value Fund    (Investment Class), dated December 31, 2010, previously filed on April 28, 2011 with Post-Effective Amendment No. 105 to the Trust's Registration statement and hereby incorporated by reference.

(d)(4)

Investment Advisory Agreement between The Royce Fund ( Royce Special Equity Multi-Cap Fund) and Royce & Associates, LLC, dated December 16, 2010, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust's Registration statement and hereby incorporated by reference.

(d)(5)

Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Special Equity Multi-Cap Fund (Service Class), previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust's Registration statement and hereby incorporated by reference.

(d)(6)

Investment Advisory Agreements between The Royce Fund ( Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund) and Royce & Associates, LLC, dated September 23, 2010, previously filed on October 5, 2010 with Post-Effective Amendment No. 101 to the Trust's Registration statement and hereby incorporated by reference.

(d)(7)

Investment Advisory Agreement between The Royce Fund (Royce Opportunity Select Fund) and Royce & Associates, LLC, dated August 20, 2010, previously filed on August 20, 2010 with Post-Effective Amendment No. 100 to the Trust's Registration statement and hereby incorporated by reference.

	(d)(8)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce


Pennsylvania Mutual Fund (R Class), Royce Premier Fund (R Class), Royce Heritage Fund (Consultant Class), Royce Total Return Fund (R Class) and Royce Value Fund (K Class and R Class) dated December 31, 2009, previously filed on April 27, 2010 with Post-Effective Amendment No. 98 to the Trust's Registration statement and hereby incorporated by reference.

(d)(9)

Investment Advisory Agreement between The Royce Fund (Royce Mid-Cap Fund) and Royce & Associates, LLC, dated December 14, 2009, previously filed on December 15, 2009 with Post-Effective Amendment No. 95 to the Trust's Registration statement and hereby incorporated by reference.

(d)(10)

Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Total Return Fund (K Class) and Royce 100 Fund (Investment Class), dated December 31, 2008, previously filed on April 30, 2009 with Post-Effective Amendment No. 91 to the Trust's Registration statement and hereby incorporated by reference.

d)(11)

Investment Advisory Agreement between The Royce Fund (Royce Partners Fund) and Royce & Associates, LLC, dated April 23, 2009, previously filed on April 24, 2009 with Post-Effective Amendment No. 90 to the Trust's Registration statement and hereby incorporated by reference.

(d)(12)

Investment Advisory Agreement between The Royce Fund (Royce Focus Value Fund) and Royce & Associates, LLC, dated February 23, 2009, previously filed on February 26, 2009 with Post-Effective Amendment No. 88 to the Trust's Registration statement and hereby incorporated by reference.

(d)(13)

Investment Advisory Agreement between The Royce Fund (Royce International Smaller-Companies Fund) and Royce & Associates, LLC, dated June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust's Registration statement and hereby incorporated by reference.

(d)(14)

Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Premier Fund (Service Class) dated December 31, 2007, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(d)(15)

Investment Advisory Agreements between The Royce Fund (Royce SMid-Cap Value Fund (formerly, Royce Mid-Cap Value Fund) and Royce SMid-Cap Select Fund (formerly, Royce Mid-Cap Select Fund)) and Royce & Associates, LLC dated September 18, 2007, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(d)(16)

Investment Advisory Agreements between The Royce Fund (Royce Global Value Fund (formerly, Royce International Value Fund) and Royce European Smaller-Companies Fund (formerly, Royce International Smaller-Companies Fund)) and Royce & Associates, LLC dated October 27, 2006, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(d)(17)

Investment Advisory Agreements between The Royce Fund (Royce Select Fund II and Royce Global Select Fund (formerly, Royce Select Fund III)) and Royce & Associates, LLC dated June 30, 2005, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.

(d)(18)

Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund) (Service Class), Royce Opportunity Fund (Consultant Class) and Royce Value Fund (Consultant Class) dated December 31, 2006, previously filed on April 30, 2007 with Post-Effective Amendment No. 78 to the Trust's Registration statement and hereby incorporated by reference.

(d)(19)

Investment Advisory Agreement between The Royce Fund (Royce Financial Services Fund) and Royce & Associates, LLC dated December 31, 2003, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.

(d)(20)

Investment Advisory Agreement between The Royce Fund (Royce Discovery Fund) and Royce & Associates, LLC dated October 1, 2003, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.

(d)(21)

Amendments to Investment Advisory Agreements between The Royce Fund (Royce Premier Fund, Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Total Return Fund, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund and Royce Dividend Value Fund) and Royce & Associates, LLC dated July 1, 2004, previously filed on February 28, 2005 with Post-Effective Amendment No. 68 to the Trust's Registration Statement and hereby incorporated by reference.
(d)(22)

Investment Advisory Agreement between The Royce Fund (Royce Dividend Value Fund) and Royce & Associates, LLC dated April 30, 2004, previously filed on April 30, 2004 with Post-Effective Amendment No. 67 to the Trust's Registration Statement and hereby incorporated by reference.

(d)(23)

Investment Advisory Agreement between The Royce Fund (Royce 100 Fund) and Royce & Associates, LLC dated June 30, 2003, previously filed on June 30, 2003 with Post-Effective Amendment No. 62 to the Trust's Registration Statement and hereby incorporated by reference.

(d)(24)

Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Premier Fund (Consultant Class), Royce Special Equity Fund (Consultant Class) and Royce Value Fund (Service Class (formerly, Investment Class)) dated December 31, 2003, previously filed on April 30, 2004 with Post-Effective Amendment No. 67 to the Trust's Registration statement and hereby incorporated by reference.

(d)(25)

Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Value Plus Fund (Service Class (formerly, Investment Class)) dated December 31, 2002, previously filed on April 29, 2003 with Post-Effective Amendment No. 60 to the Trust's Registration statement and hereby incorporated by reference.

(d)(26)

Investment Advisory Agreements between The Royce Fund (Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund), Royce Micro-Cap Fund, Royce Total Return Fund, Royce Low-Priced Stock Fund, Royce Opportunity Fund, Royce Premier Fund, Royce Special Equity Fund, Royce Heritage Fund, Royce Select Fund I, Royce Value Fund and Royce Value Plus Fund) and Royce & Associates, Inc. dated October 1, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust's Registration Statement and hereby incorporated by reference.

(e)(1)

Distribution Fee Agreement between Royce Global Value Fund (K Class and R Class) and Royce Fund Services, Inc., dated December 14, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust's Registration statement and hereby incorporated by reference.

(e)(2)

Distribution Fee Agreement between Royce Global Value Fund (Consultant Class) and Royce Fund Services, Inc., dated April 7, 2011, previously filed on April 28, 2011 with Post-Effective Amendment No. 105 to the Trust's Registration statement and hereby incorporated by reference.

(e)(3)

Distribution Fee Agreement between Royce Special Equity Multi-Cap Fund (Service Class) and Royce Fund Services, Inc., dated December 16, 2010, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust's Registration statement and hereby incorporated by reference.

(e)(4)

Distribution Fee Agreements between Royce Global Dividend Value Fund (Service Class), Royce International Premier Fund (Service Class) and Royce International Micro-Cap Fund (Service Class) and Royce Fund Services, Inc., dated September 23, 2010, previously filed on October 5, 2010 with Post-Effective Amendment No. 101 to the Trust's Registration statement and hereby incorporated by reference.

(e)(5)

Distribution Fee Agreement between Royce Mid-Cap Fund (Service Class) and Royce Fund Services, Inc., dated December 14, 2009, previously filed on December 15, 2009 with Post-Effective Amendment No. 95 to the Trust's Registration statement and hereby incorporated by reference.

(e)(6)

Distribution Fee Agreement between Royce Partners Fund (Service Class) and Royce Fund Services, Inc., dated April 23, 2009, previously filed on April 24, 2009 with Post-Effective Amendment No. 90 to the Trust's Registration statement and hereby incorporated by reference.

(e)(7)

Distribution Fee Agreement between Royce Focus Value Fund (Service Class) and Royce Fund Services, Inc., dated February 23, 2009, previously filed on February 26, 2009 with Post-Effective Amendment No. 88 to the Trust's Registration statement and hereby incorporated by reference.

(e)(8)

Distribution Fee Agreement between Royce International Smaller-Companies Fund (Service Class) and Royce Fund Services, Inc., dated June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust's Registration statement and hereby incorporated by reference.

(e)(9)	Distribution Fee Agreement between Royce SMid-Cap Value Fund (formerly, Royce Mid-Cap Value Fund) (Service Class) and Royce Fund Services, Inc. dated September 18, 2007,

previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.
(e)(10)

Distribution Fee Agreements between Royce Global Value Fund (formerly, Royce International Value Fund) (Service Class), and Royce European Smaller-Companies Fund (formerly, Royce International Smaller-Companies Fund) (Service Class) and Royce Fund Services, Inc. dated October 27, 2006, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(e)(11)

Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (K Class), Royce Premier Fund (K Class), Royce Low-Priced Stock Fund (K Class), Royce Total Return Fund (K Class), Royce Heritage Fund (K Class and R Class), Royce Opportunity Fund (K Class), Royce Value Fund (K Class), Royce Value Plus Fund (K Class), and Royce 100 Fund (K Class and R Class) and Royce Fund Services, Inc. dated May 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(e)(12)

Distribution Fee Agreements between Royce Value Fund (R Class) and Royce Value Plus Fund (R Class) and Royce Fund Services, Inc. dated June 7, 2007, previously filed on August 24, 2007 with Post-Effective Amendment No. 81 to the Trust's Registration Statement and hereby incorporated by reference.

(e)(13)

Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund) (R Class), Royce Premier Fund (R Class), Royce Low-Priced Stock Fund (R Class), Royce Total Return Fund (R Class) and Royce Opportunity Fund (R Class) and Royce Fund Services, Inc. dated October 27, 2006, previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust's Registration Statement and hereby incorporated by reference.

(e)(14)

Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund)(Service Class), Royce Heritage Fund (Consultant Class and Service Class), Royce Micro-Cap Fund (Service Class), Royce Opportunity Fund (Service Class), Royce Premier Fund (Service Class), Royce Total Return Fund (Service Class), Royce Special Equity Fund (Service Class), Royce 100 Fund (Service Class), Royce Low-Priced Stock Fund (Service Class), Royce Value Plus Fund (Service Class), Royce Value Fund (Service Class), Royce Discovery Fund (Service Class), Royce Financial Services Fund (Service Class) and Royce Dividend Value Fund (Service Class) and Royce Fund Services, Inc. dated May 1, 2006, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.

(e)(15)

Distribution Fee Agreements between Royce Opportunity Fund (Consultant Class), Royce Value Plus Fund (Consultant Class) and Royce Value Fund (Consultant Class) and Royce Fund Services, Inc. dated March 24, 2006, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.

(e)(16)

Distribution Fee Agreements between Royce Premier Fund (Consultant Class) and Royce Special Equity Fund (Consultant Class) and Royce Fund Services, Inc. dated April 10, 2003, previously filed on April 29, 2003 with Post-Effective Amendment No. 60 to the Trust's Registration Statement and hereby incorporated by reference.

(e)(17)

Distribution Agreement between The Royce Fund and Royce Fund Services, Inc. dated October 1, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust's Registration Statement and hereby incorporated by reference.

(e)(18)

Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund) (Consultant Class), Royce Micro-Cap Fund (Consultant Class)  and Royce Total Return Fund  (Consultant Class) and Royce Fund Services, Inc. dated October 15, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust's Registration Statement and hereby incorporated by reference.

(f)	Bonus and Profit Sharing Plans - n/a

(g)(1)

Special Custody and Pledge Agreement among The Royce Fund, Goldman Sachs and State Street Bank dated as of November 11, 2010, previously filed on April 28, 2011 with Post-Effective Amendment No. 105 to the Trust's Registration statement and hereby incorporated by reference.

(g)(2)	Form of Custodian Contract with State Street Bank and Trust Company dated as of December 31, 1985 and amendments dated December 11, 1987, May 13, 1988, April 7, 1992 and


November 13, 1997, September 14, 2000, April 16, 2003 and June 30, 2005, previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust's Registration Statement and hereby incorporated by reference.

(h)(1)

Administration Agreement between The Royce Fund and Royce & Associates, LLC dated January 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(h)(2)

Form of Transfer Agency and Services Agreement between The Royce Fund and Royce Capital Fund and Boston Financial Data Services, Inc., dated as of April 4, 2009, previously filed on April 30, 2009 with Post-Effective Amendment No. 91 to the Trust's Registration statement and hereby incorporated by reference.

(i)	Legal Opinion, dated December 23, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust's Registration statement and hereby incorporated by reference.

(j)	Consent of PricewaterhouseCoopers LLP, dated April 30, 2012, filed herewith.

(k)	Omitted Financial Statements - n/a

(l)(1)

Letter Agreements relating to the initial purchases of shares of Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund between The Royce Fund and: Charles M. Royce (Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund); The Royce Fund and Royce Family Investments, LLC (Royce Global Dividend Value Fund, Royce International Premier Fund and Royce International Micro-Cap Fund); The Royce Fund and George U. Wyper (Royce International Premier Fund); and The Royce Fund and Charles R. Dreifus (Royce Special Equity Multi-Cap Fund), each dated December 16, 2010, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust's Registration statement and hereby incorporated by reference.

(l)(2)

Letter Agreement between The Royce Fund and William A. Hench relating to the initial purchase of shares of Royce Opportunity Select Fund, dated August 20, 2010, previously filed on August 20, 2010 with Post-Effective Amendment No. 100 to the Trust's Registration statement and hereby incorporated by reference.

(l)(3)

Letter Agreement between The Royce Fund and W. Whitney George relating to the initial purchase of shares of Royce Mid-Cap Fund, dated December 14, 2009, previously filed on December 15, 2009 with Post-Effective Amendment No. 95 to the Trust's Registration statement and hereby incorporated by reference.

(l)(4)

Letter Agreement between The Royce Fund and Royce Family Investments, LLC relating to the initial purchase of shares of Royce Asia-Pacific Select Fund, previously filed on June 29, 2009 with Post-Effective Amendment No. 93 to the Trust's Registration statement and hereby incorporated by reference.

(l)(5)

Letter Agreement between The Royce Fund and Royce Family Investments, LLC relating to the initial purchase of shares of Royce Partners Fund, dated April 23, 2009, previously filed on April 24, 2009 with Post-Effective Amendment No. 90 to the Trust's Registration statement and hereby incorporated by reference.

(l)(6)

Letter Agreement between The Royce Fund and W. Whitney George relating to the initial purchase of shares of Royce Focus Value Fund, dated February 23, 2009, previously filed on February 26, 2009 with Post-Effective Amendment No. 88 to the Trust's Registration statement and hereby incorporated by reference.

(l)(7)

Letter Agreement between The Royce Fund and Royce Family Investments, LLC relating to the initial purchase of shares of Royce International Smaller-Companies Fund, dated June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust's Registration statement and hereby incorporated by reference.

(l)(8)

Letter Agreements between The Royce Fund and Royce Family Investments, LLC relating to the initial purchase of shares of Royce SMid-Cap Value Fund (formerly Royce Mid-Cap Value Fund) and Royce SMid-Cap Select Fund (formerly, Royce Mid-Cap Select Fund) dated September 26, 2007, filed on September 28, 2007 with Post-Effective Amendment No. 82 to the Trust's registration statement and hereby incorporated by reference.



(l)(9)

Letter Agreements between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Global Value Fund (formerly, Royce International Value Fund) and Royce European Smaller-Companies Fund (formerly, Royce International Smaller-Companies Fund), previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(10)

Forms of Letter Agreements between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Select Fund II and Royce Global Select Fund (formerly, Royce Select Fund III), previously filed on April 15, 2005 with Post-Effective Amendment No. 69 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(11)

Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Dividend Value Fund, previously filed on February 27, 2004 with Post-Effective Amendment No. 65 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(12)

Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Financial Services Fund, previously filed on October 17, 2003 with Post-Effective Amendment No. 64 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(13)

Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Discovery Fund, previously filed on July 23, 2003 with Post-Effective Amendment No. 63 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(14)

Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce 100 Fund, previously filed on May 30, 2003 with Post-Effective Amendment No. 61 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(15)

Forms of Letter Agreements between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Value Fund and Royce Value Plus Fund, previously filed on May 7, 2001 with Post-Effective Amendment No. 54 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(16)

Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Select Fund I dated November 17, 1998, previously filed on February 22, 1999 with Post-Effective Amendment No. 49 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(17)

Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Special Equity Fund, previously filed on March 2, 1998 with Post-Effective Amendment No. 45 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(18)

Form of Letter Agreement between The Royce Fund and the Charles M. Royce 1992 Five Year Trust relating to the initial purchase of shares of Royce Heritage Fund, previously filed on November 22, 1995 with Post-Effective Amendment No. 34 to the Trust's Registration Statement and hereby incorporated by reference.

(m)

Amended and Restated Distribution Plan of The Royce Fund, previously filed on February 29, 2012 with Post-Effective Amendment No. 108 to the Trust's Registration statement and hereby incorporated by reference.

(n)(1)

Rule 18f-3 Plans for Royce Global Value Fund and Royce Special Equity Multi-Cap Fund, dated December 14, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust's Registration statement and hereby incorporated by reference.

(n)(2)

Rule 18f-3 Plan for Royce Pennsylvania Mutual Fund, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust's Registration statement and hereby incorporated by reference.

(n)(3)

Rule 18f-3 Plans for Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund and Royce 100 Fund dated May 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(n)(4)

Rule 18f-3 Plan for Royce Dividend Value Fund dated June 7, 2007, previously filed on August 24, 2007 with Post-Effective Amendment No. 81 to the Trust's Registration Statement and hereby incorporated by reference.



(n)(5)

Rule 18f-3 Plans for Royce Micro-Cap Fund and Royce Special Equity Fund dated May 1, 2007, previously filed on April 30, 2007 with Post-Effective Amendment No. 78 to the Trust's Registration Statement and hereby incorporated by reference.

(o)	Reserved

(p)

Code of Ethics for The Royce Funds and The Royce Companies, as amended through February 16, 2012, previously filed on February 29, 2012 with Post-Effective Amendment No. 108 to the Trust's Registration statement and hereby incorporated by reference.


Item 29. Persons Controlled by or Under Common Control With Registrant

There are no persons directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

(a) Article IX of the Trust Instrument of the Registrant provides as follows:

"ARTICLE IX

LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1.  Limitation of Liability.  All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any other Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.  Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officers of the trust liable thereunder.  None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

INDEMNIFICATION

Section 2.

(a)

Subject to the exceptions and limitations contained in Section 2(b) below:

(i)

Every person who is, or has been, a Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

(ii)

The words "claim", "action", "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)

No indemnification shall be provided hereunder to a Covered Person:

(i)

Who shall, in respect of the matter or matters involved, adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

(ii)

In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A)  By the court or other body approving the settlement;

(B)  By a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C)  By written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)

Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

(b)

Paragraph 8 of the Investment Advisory Agreements by and between the Registrant and Royce & Associates provides as follows:

"8.

Protection of the Adviser.  The Adviser (or any sub-investment adviser as may be applicable) shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any  portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series.  Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not  liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

(c)

Paragraph 9 of the Distribution Agreement made October 1, 2001 by and between the Registrant and Royce Fund Services, Inc. provides as follows:

"9.

Protection of the Distributor.  The Distributor shall not be liable to the Fund or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares.  Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not  liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion."

(d)

The Fund, its officers and directors, R&A, the Distributor and certain others are presently insured under a Directors and Officers/Errors and Omissions Liability Insurance Policy issued by ICI Mutual Insurance Company, which generally covers claims by the Fund's stockholders, and third persons based on or alleging negligent acts, misstatements or omissions by the insureds and the costs and expenses of defending those claims, up to a limit of $20,000,000, with a deductible amount of $400,000.

Item 31.  Business and Other Connections of Investment Advisers

Reference is made to the filings on Schedule D to the Form ADV, as amended, of Royce & Associates, LLC for Registration as Investment Adviser under the Investment Advisers Act of 1940.

Item 32.  Principal Underwriters

Royce Fund Services, Inc. is the Registrant's principal underwriter in connection with the sale of shares of the Registrant.  Royce Fund Services, Inc. is also the principal underwriter in connection with the sale of shares of Royce Capital Fund.  The following are the directors and officers of Royce Fund Services, Inc., the principal place of business of which is 745 Fifth Avenue, New York, New York 10151.

Name	Positions and Offices with Underwriter	Positions and Offices with Fund

Charles M. Royce	Director, Secretary	President
John D. Diederich	President	Director of Administration, Vice President, Treasurer
Jack E. Fockler, Jr.	Vice President	Vice President

Item 33.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company Act of 1940, are maintained at the following locations:

The Royce Fund

745 Fifth Avenue

New York, New York  10151

State Street Bank and Trust Company

1776 Heritage Drive

John Adams Bldg., 2 North

North Quincy, Massachusetts  02171

Item 34.  Management Services

State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street.  Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street.  All of these services are rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

Registrant paid the following fees to State Street for services rendered pursuant to the Custodian Contract, as amended, for each of the three (3) fiscal years ended December 31:


2011	$4,236,984
2010	$3,520,339
2009	$1,985,772


Item 35. Undertakings

None.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 20th day of February, 2012.

        The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than as listed in paragraph (b)(1) of such Rule or one for which the commission approved a filing under paragraph (b)(1)(vii) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant’s Registration Statement; (ii) the effective date of the Registrant’s most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

THE ROYCE FUND

By: /s/ Charles M. Royce Charles M. Royce, President

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE	TITLE	DATE

/s/ Charles M. Royce Charles M. Royce	President and Trustee	4/20/2012

/s/ John D. Diederich John D. Diederich	Vice President and Treasurer	4/20/2012

/s/ Mark R. Fetting Mark R. Fetting	Trustee	4/20/2012

/s/ Patricia W. Chadwick Patricia W. Chadwick	Trustee	4/20/2012

/s/ Richard M. Galkin Richard M. Galkin	Trustee	4/20/2012

/s/ Stephen L. Isaacs Stephen L. Isaacs	Trustee	4/20/2012

/s/ Arthur S. Mehlman Arthur S. Mehlman	Trustee	4/20/2012

/s/ David L. Meister David L. Meister	Trustee	4/20/2012

/s/ G. Peter O'Brien G. Peter O'Brien	Trustee	4/20/2012


NOTICE

        A copy of the Trust Instrument of The Royce Fund is on file with the Secretary of State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.